As filed with the Securities and Exchange Commission on September 15, 2005
                      Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                       Post-Effective Amendment No. 56                       [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                              Amendment No. 57                               [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)

                                 (800) 282-5706
              (Registrant's Telephone Number, including Area Code)

                                  Bryan C. Haft
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                Ropes & Gray LLP
                                One Metro Center
                               700 12th Street NW
                                    Suite 900
                            Washington, DC 20005-3948

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On ________, 2005 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On August 1, 2005 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] On November 29 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

    Title of securities being registered: Shares of Beneficial Interest

[GRAPHIC OMITTED]

                            [LOGO] Fifth Third Funds

                                   STOCK AND BOND MUTUAL FUNDS
                                   ASSET ALLOCATION FUNDS
                                   MONEY MARKET MUTUAL FUNDS

                                   Class A Shares

                                   Class B Shares


                                   Class C Shares

                                   Advisor Shares



                                   Prospectus


                                   November 29, 2005


--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Asset Allocation Funds
Money Market Mutual Funds

Class A Shares
Class B Shares
Class C Shares

Advisor Shares


Table of Contents
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks


Equity Funds - Growth Style
Small Cap Growth Fund ...................................................    2
Mid Cap Growth Fund .....................................................    4
Quality Growth Fund .....................................................    6

Equity Funds - Core Style
Large Cap Core Fund .....................................................    8
Equity Index Fund .......................................................   10
Balanced Fund ...........................................................   12

Equity Funds - Value Style
Micro Cap Value Fund ....................................................   14
Small Cap Value Fund ....................................................   16
Multi Cap Value Fund ....................................................   18
Disciplined Large Cap Value Fund ........................................   20

Asset Allocation Strategy
LifeModel Aggressive Fund(SM)............................................   22
LifeModel Moderately Aggressive Fund(SM).................................   26
LifeModel Moderate Fund(SM)..............................................   30
LifeModel Moderately Conservative Fund(SM)...............................   34
LifeModel Conservative Fund(SM)..........................................   38

Strategic Income Strategy
Strategic Income Fund ...................................................   42

Specialty Strategy
Dividend Growth Fund ....................................................   46
Technology Fund .........................................................   48
International Equity Fund ...............................................   50

Fixed Income Funds - Taxable Style
High Yield Bond Fund ....................................................   52
Bond Fund ...............................................................   54
Intermediate Bond Fund ..................................................   56
Short Term Bond Fund ....................................................   58
U.S. Government Bond Fund ...............................................   60

Fixed Income Funds - Municipal Style
Municipal Bond Fund .....................................................   62
Intermediate Municipal Bond Fund ........................................   64
Ohio Municipal Bond Fund ................................................   66
Michigan Municipal Bond Fund ............................................   68

Money Market Funds
Prime Money Market Fund .................................................   70
Government Money Market Fund ............................................   71
Michigan Municipal Money Market Fund ....................................   72
Municipal Money Market Fund .............................................   74

Shareholder Fees and Fund Expenses
Fee Tables ..............................................................   76
Expense Examples ........................................................   87

Additional Information About the Funds' Investments
Investment Practices ....................................................   93
Investment Risks ........................................................   99
Investment Policies of the Underlying Funds .............................  101

Fund Management
Investment Advisor and Subadvisors.......................................  102
Portfolio Managers.......................................................  108
Portfolio Holdings.......................................................  112

Shareholder Information
Purchasing and Selling Fund Shares ......................................  113
Abusive Trading Practices ...............................................  113
Purchasing and Adding To Your Shares ....................................  114
Shareholder Contact Information .........................................  114
Selling Your Shares .....................................................  116
Exchanging Your Shares ..................................................  116
Distribution Arrangements/Sales Charges for
    Stock, Bond, and Money Market Funds .................................  118
Dividends and Capital Gains .............................................  125
Expenses ................................................................  125
Taxation ................................................................  126
Additional Information about the Funds ..................................  128

Financial Highlights ....................................................  129


Back Cover
Where to learn more about Fifth Third Funds

Overview
--------------------------------------------------------------------------------


This section provides important information about each of the stock, bond, and money market funds (each, a "Fund" and, collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All funds are managed by Fifth Third Asset Management, Inc. Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund. Fort Washington Investment Advisors, Inc. ("Fort Washington") acts as investment subadvisor to Fifth Third High Yield Bond Fund.


Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

There is no guarantee that any Fund will achieve its objective.

                                                                          Growth
                                                                          Style
Fifth Third Small Cap Growth Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

The Advisor relies on intensive research to identify companies with growth potential. Among small cap companies, the Advisor attempts to capture the performance of potential leaders as they emerge.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 23.48%  19.16%  27.71%  -6.40%  27.73%  -0.59%  -4.51%  -25.19%  40.11%  5.86%
--------------------------------------------------------------------------------
  1995     96      97      98      99      00      01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q4 2001       20.46%
Worst quarter:               Q3 1998      -21.26%
Year to Date Return (1/1/05 to 9/30/05):    ____%


--------------------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Small Cap Growth Fund.

Fifth Third Small Cap Growth Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Inception Date  Past Year  Past 5 Years  Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                      12/4/92
    Return Before Taxes                                                                         0.56%        0.01%         8.43%
    Return After Taxes on Distributions(3)                                                     -2.01%       -0.97%         6.92%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                              3.61%       -0.07%         6.82%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)             11/2/92
    Return Before Taxes                                                                         0.62%       -0.02%         8.16%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)             11/2/92
    Return Before Taxes                                                                         5.04%        0.30%         8.17%
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(4) (with 3.25% sales charge)                                      11/2/92
    Return Before Taxes                                                                         2.14%        0.13%         8.35%
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index* (reflects no deduction for fees, expenses or taxes)              14.31%       -3.57%         7.12%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Small Cap Growth Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund, adjusted to reflect the sales charges for Class A shares.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) For the period prior to October 29, 2001, the performance of Class B, Class C and Advisor shares reflects the performance of Institutional shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses and sales charges for Class B, Class C and Advisor shares.


* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                                                                          Growth
                                                                          Style
Fifth Third Mid Cap Growth Fund
--------------------------------------------------------------------------------

Fundamental Objective Growth of capital. Income is a secondary objective.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations between $1.5 billion and $15 billion or held in the Russell MidCap(R) Index (generally, between $500 million and $10 billion).


The Fund intends to invest in mid sized companies that have the potential for sustainable long-term revenue and earnings growth at a rate faster than the average company and the overall economy. In searching for these companies, the Advisor considers solid balance sheets, high levels of profitability, strong profit margins and high returns on equity. The Advisor looks for companies which operate in niche markets or in fast growing industries. The Advisor also considers companies which have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.


To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, convertible securities, high yield securities and other debt securities that pay interest.


The Advisor relies on intensive research to identify companies with growth potential. Among mid cap stocks, the Advisor looks for companies that are leaders in their industry and offer high growth potential - in addition to strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.


Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Mid Cap Growth Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  26.03%  17.59%  32.64%  3.29%  16.77%  6.54%  -6.53%  -30.65%  37.27%  7.94%
--------------------------------------------------------------------------------
   1995     96      97     98      99     00      01       02      03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:               Q4 1999        23.18%
Worst quarter:              Q3 2001       -22.73%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Inception Date   Past Year  Past 5 Years  Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                         1/1/85
    Return Before Taxes                                                                         2.54%       -0.56%          8.71%
    Return After Taxes on Distributions(1)                                                      2.54%       -1.27%          7.24%
    Return After Taxes on Distributions
        and Sale of Fund Shares(1)                                                              1.65%       -0.66%          7.00%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable
    Contingent Deferred Sales Charge)                                            1/1/85
    Return Before Taxes                                                                         2.21%       -0.63%          8.32%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable
    Contingent Deferred Sales Charge)                                            1/1/85
    Return Before Taxes                                                                         7.17%       -0.29%          8.47%
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(4) (with 3.25% sales charge)                                      1/1/85
    Returns before Taxes                                                                        4.18%       -0.43%          8.64%
------------------------------------------------------------------------------------------------------------------------------------
Russell MidCap(R) Growth Index* (reflects no deduction for fees, expenses or taxes)            15.48%       -3.36%         11.23%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.


(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

(4) For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

                                                                          Growth
                                                                          Style
Fifth Third Quality Growth Fund
--------------------------------------------------------------------------------

Fundamental Objective Growth of capital. Income is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management and financial flexibility and reasonable stock prices based on valuation analyses.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

31.59%  23.68%  32.70%  30.05%  23.51%  -4.00%  -13.99%  -32.71%  31.10%  -1.09%
--------------------------------------------------------------------------------
 1995     96      97      98      99      00      01       02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q4 1998       28.18%
Worst quarter:               Q2 2002      -19.77%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Fifth Third Quality Growth Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Inception Date  Past Year  Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                         1/1/83
    Return Before Taxes                                                                        -6.01%       -7.30%          9.03%
    Return After Taxes on Distributions(1)                                                     -6.01%       -7.87%          7.87%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                             -3.91%       -6.09%          7.60%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)             1/1/83
    Return Before Taxes                                                                        -6.74%       -7.39%          8.63%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable Contingent Deferred Sales Charge)             1/1/83
    Return Before Taxes                                                                        -1.81%       -7.02%          8.86%
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(4) (with 3.25% sales charge)                                      1/1/83
    Return Before Taxes                                                                        -4.60%       -7.19%          8.96%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index* (reflects no deduction for fees, expenses or taxes)               6.30%       -9.29%          9.59%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)** (reflects no deduction for fees, expenses or taxes)                         10.87%       -2.30%         12.07%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.


(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

(4) For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.


* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

                                                                           Core
                                                                           Style
Fifth Third Large Cap Core Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies whose market capitalization is similar to the market capitalization of the companies in the S&P 500 Index.

The Fund has been constructed around an investment strategy that relies on quantitative analysis, or a series of financial calculations. Focused on factors such as a company's valuation, earnings quality, profitability and use of capital, in addition to a mathematical assessment of the market's sentiment regarding a stock, the Fund's research process highlights stocks that feature the best prospects for positive returns while minimizing risk relative to the benchmark.

The Advisor purchases securities with strong or improving scores based on its quantitative model and will sell securities with weak or deteriorating quantitative scores. Securities may also be purchased or sold in order to maintain a desired level of risk relative to the S&P 500 Index. In addition, the Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or fundamentals is detected, but not yet picked up by the quantitative model.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

The Fund invests in both value oriented stocks and growth oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.


When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

34.60% 19.14%  23.89%  27.68%  18.53%  -11.47%  -13.07%  -23.94%  25.86%  10.33%
--------------------------------------------------------------------------------
 1995    96      97      98      99      00       01       02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q4 1998       21.08%
Worst quarter:               Q3 2002      -18.22%
Year to Date Return (1/1/05 to 9/30/05):    ____%


--------------------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Growth and Income Fund. On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund (formerly named Fifth Third Large Cap Value Fund).

Fifth Third Large Cap Core Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Inception Date  Past Year  Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                      12/1/92
    Return Before Taxes                                                                         4.82%       -5.04%          8.76%
    Return After Taxes on Distributions(3)                                                      4.28%       -5.66%          7.08%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                              3.82%       -4.35%          6.92%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)             11/2/92
    Return Before Taxes                                                                         4.61%       -5.13%          8.48%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)             11/2/92
    Return Before Taxes                                                                         9.59%       -4.78%          8.49%
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(5) (with 3.25% sales charge)                                      11/2/92
    Returns Before Taxes                                                                        6.48%       -4.94%          8.69%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)* (reflects no deduction for fees, expenses or taxes)                          10.87%       -2.30%         12.07%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index** (reflects no deduction for fees, expenses or taxes)                    11.40%       -1.76%         12.16%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Large Cap Core Fund (formerly named Fifth Third Large Cap Value Fund).

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Growth and Income Fund, adjusted to reflect the sales charges for Class A shares.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares of Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

(5) The quoted performance of Advisor shares reflects the performance of Institutional Shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Advisor shares.


* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index.

                                                                           Core
                                                                           Style
Fifth Third Equity Index Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio will generally be made within several days so as to maintain a 0.95 correlation to the index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

--------------------
* "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.


When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

35.78%  21.92%  32.24%  27.93%  20.24%  -9.52%  -12.45%  -22.53%  27.81%  10.39%
--------------------------------------------------------------------------------
 1995     96      97      98      99      00      01       02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q4 1998       21.23%
Worst quarter:               Q3 2002      -17.39%
Year to Date Return (1/1/05 to 9/30/05):    ____%


-------------------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

Fifth Third Equity Index Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Inception Date  Past Year   Past 5 Years  Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                      11/25/92
    Return Before Taxes                                                                         4.87%       -3.83%         10.73%
    Return After Taxes on Distributions(3)                                                      4.62%       -4.16%          9.66%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                              3.48%       -3.36%          8.88%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)             11/2/92
    Return Before Taxes                                                                         4.56%       -3.95%         10.49%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)             11/2/92
    Return Before Taxes                                                                         9.53%       -3.57%         10.49%
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(4) (with 3.25% sales charge)                                      11/2/92
    Return Before Taxes                                                                         6.50%       -3.71%         10.69%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)* (reflects no deduction for fees, expenses or taxes)                          10.87%       -2.30%         12.07%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Equity Index Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund, adjusted to reflect the sales charges for Class A shares.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) For the period prior to October 29, 2001, the quoted performance of Class B, Class C and Advisor shares reflects the performance of the Institutional shares of Kent Index Equity Fund, adjusted to reflect the expenses and sales charges for Class B, Class C and Advisor shares.


* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

                                                                           Core
                                                                           Style
Fifth Third Balanced Fund
--------------------------------------------------------------------------------

Fundamental Objective Capital appreciation and income.

Principal Investment Strategies Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.


The equity position of the Fund tends to be invested in high quality large or mid-sized companies. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, and excellent prospects for above average revenue and earnings growth over the next three to five years. The Advisor also considers balance sheet strength and cash flow as well as its current ratio of debt to capital, and the quality of it's management to be key components in evaluating potential investments. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is, companies with market capitalizations between $1.5 billion and $15 billion or held in the Russell MidCap(R) Index (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of mid-sized companies.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or we have realized our intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

26.53%  14.23%  24.08%  17.87%  15.30%  2.09% -8.74%   -16.60%  14.39%  4.62%
-----------------------------------------------------------------------------
 1995     96      97      98      99     00     01       02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q4 1998       17.81%
Worst quarter:               Q3 2001      -14.43%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Inception Date  Past Year  Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                         1/1/83
    Return Before Taxes                                                                        -0.60%       -2.45%          7.97%
    Return After Taxes on Distributions(1)                                                     -0.85%       -3.39%          6.35%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                             -0.14%       -2.40%          6.21%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable
    Contingent Deferred Sales Charge)                                            1/1/83
    Return Before Taxes                                                                        -1.11%       -2.53%          7.57%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable
    Contingent Deferred Sales Charge)                                            1/1/83
    Return Before Taxes                                                                         3.88%       -2.12%          7.77%
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(4) (with 3.25% sales charge)                                      1/1/83
    Return Before Taxes                                                                         0.99%       -2.41%          7.73%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)* (reflects no deduction for fees, expenses or taxes)                          10.87%       -2.30%         12.07%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(R)**
  (reflects no deduction for fees, expenses or taxes)                                           4.34%        7.71%          7.22%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.


(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

(4) For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales for Advisor shares.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                           Value
                                                                           Style
Fifth Third Micro Cap Value Fund
--------------------------------------------------------------------------------


Fundamental Objective Capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $750,000,000. While the Advisor may purchase companies with a total market value of up to $750,000,000, it will attempt to focus its purchases on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies may be thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.


The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well other kinds of investments or market averages.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                   21.21%  -1.38%  22.13%   0.08%  69.16%  22.97%
                  -----------------------------------------------
                    1999     00      01      02      03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 2003       31.28%
Worst quarter:               Q3 2002      -20.91%
Year to Date Return (1/1/05 to 9/30/05):    ____%

--------------------
(1) For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

Fifth Third Micro Cap Value Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Inception Date  Past Year  Past 5 Years  Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                      2/1/98
    Return Before Taxes                                                                       16.81%       19.06%         16.22%
    Return After Taxes on Distributions(3)                                                    15.44%       17.60%         14.97%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                            12.11%       16.01%         13.72%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)             2/1/98
    Return Before Taxes                                                                       17.83%       19.41%         16.33%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)             2/1/98
    Return Before Taxes                                                                       22.83%       19.80%         16.62%
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(4) (with 3.25% sales charge)                                      2/1/98
    Return Before Taxes                                                                       18.83%       19.28%         16.26%
------------------------------------------------------------------------------------------------------------------------------------
Russell MicroCap Index* (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (Since 2/1/98)

Russell 2000(R) Value Index** (reflects no deduction for fees, expenses or taxes)             22.25%       17.23%         15.17%
------------------------------------------------------------------------------------------------------------------------------------


(1) On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Class A, Class B and Class C shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Class A, Class B and Class C shares.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) For the period prior to August 13, 2001, the performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the sales charges for Advisor shares.

* The Fund has changed its standardized benchmark from the Russell 2000(R) Value Index to the Russell MicroCap Index in order to better represent the Fund's investment policies for comparison purposes. The Russell MicroCap(TM) Index measures performance of the microcap segment, representing less than 3% of the U.S. equity market. The Russell MicroCap Index includes the 1,000 smallest securities in the small-cap Russell 2000 Index plus the next 1,000 securities.

** The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

                                                                           Value
                                                                           Style
Fifth Third Small Cap Value Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.


Small cap companies are those companies whose market capitalizations are less than $3 billion. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.


The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor attempts to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The Advisor utilizes fundamental research and a disciplined valuation process along with historical returns, margins, and balance sheet and growth data to evaluate prospective investments. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.


Fifth Third Asset Management typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. The Advisor believes that, in the small cap realm, stock pricing inefficiencies may occur because of investor neglect or emotionally driven buy/sell decisions. Disciplined valuation techniques may reward patient investors as these companies are "rediscovered" by the investing public. Because small cap stocks may embody risks not associated with larger companies, the Advisor seeks to reduce that risk by diversifying investments across multiple sectors and by looking for companies with strong balance sheets. The Advisor looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well other kinds of investments or market averages.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after-tax returns included in the table are only for Class A shares. After-tax returns for Class B, Class C and Advisor shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                     11.43%
                                   -----------
                                      2004


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                Q4 2004        7.77%
Worst quarter:               Q3 2004       -2.67%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Fifth Third Small Cap Value Fund

Average Annual Total Returns (for the periods ended December 31, 2004)


--------------------------------------------------------------------------------------------------------------------------
                                                                            Inception Date    Past Year    Since Inception
--------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                         4/1/03
    Return Before Taxes                                                                         5.85%           24.26%
    Return After Taxes on Distributions(1)                                                      3.57%           21.60%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                              4.35%           19.44%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares (with applicable Contingent Deferred Sales Charge)                4/1/03
    Return Before Taxes                                                                         5.73%           25.19%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares (with applicable Contingent Deferred Sales Charge)                4/1/03
    Return Before Taxes                                                                        10.64%           26.97%
--------------------------------------------------------------------------------------------------------------------------
Advisor Shares (with 3.25% sales charge)                                         4/1/03
    Return Before Taxes                                                                         7.59%           25.32%
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            (Since 4/1/03)
Russell 2000(R) Value Index* (reflects no deduction for fees,
 expenses or taxes)                                                                            22.25%           43.47%
--------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as marked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

                                                                           Value
                                                                           Style
Fifth Third Multi Cap Value Fund
--------------------------------------------------------------------------------

Fundamental Objective High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well other kinds of investments or market averages.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 22.48%  19.08%  28.20%  -8.74%  12.95%  23.33%  7.54%  -16.01%  40.23%  15.12%
--------------------------------------------------------------------------------
  1995     96      97      98      99      00     01      02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 2003       23.06%
Worst quarter:               Q3 1998      -21.07%
Year to Date Return (1/1/05 to 9/30/05):    ____%


--------------------
(1) For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

Fifth Third Multi Cap Value Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Inception Date  Past Year  Past 5 Years  Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                      9/30/89
    Return Before Taxes                                                                         9.35%       11.29%        12.64%
    Return After Taxes on Distributions(3)                                                      8.43%       10.10%        10.73%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                              7.25%        9.33%        10.10%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)             9/30/89
    Return Before Taxes                                                                         9.29%       11.66%        12.96%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)             9/30/89
    Return Before Taxes                                                                        14.25%       11.90%        12.95%
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(2) (with 3.25% sales charge)                                      9/30/89
    Return Before Taxes                                                                        11.04%       11.51%        12.75%
------------------------------------------------------------------------------------------------------------------------------------
Russell 3000(R) Value Index* (reflects no deduction for fees, expenses or taxes)               16.94%        6.10%        13.84%
------------------------------------------------------------------------------------------------------------------------------------
Russell MidCap(R) Value Index** (reflects no deduction for fees, expenses or taxes)            23.71%       13.48%        15.72%
------------------------------------------------------------------------------------------------------------------------------------


(1) On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.


(2) For the period prior to August 13, 2001, the quoted performance of Class A, Class B, Class C and Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund adjusted to reflect the expenses for Class B, Class C and Advisor shares and sales charges for Class A, Class B, Class C and Advisor shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

                                                                           Value
                                                                           Style
Fifth Third Disciplined Large Cap Value Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are currently defined as companies with at least $5 billion in market capitalization. The Fund intends to invest primarily in stocks of companies with one or more of the following characteristics: low ratio of price to earnings, cash flow, sales or book value above average dividend yield, as well as companies which the Advisor believes are undervalued relative to their prospects for future earnings or to their asset values. In selecting equity securities, the Advisor will consider an issuing company's balance sheet and interest coverage. Most stocks will be purchased for a combination of current income and capital appreciation. The Fund expects to earn current income mainly from stock dividends which may be supplemented by interest on convertible bonds and dividends on preferred stock.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.


The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including rising earnings expectations, divesting a business, new management, new products, restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises. The Advisor also attempts to control risk in the portfolio by monitoring sector weights, as compared to the benchmark index for the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equities and in debt. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well other kinds of investments or market averages.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. Investments in bonds subject the Fund to the risk that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Disciplined Large Cap Value Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

30.73%  16.83%  38.15%  17.82%  -4.87%  12.36%  -12.58%  -14.00%  33.88%  13.40%
--------------------------------------------------------------------------------
 1995     96      97      98      99      00       01       02      03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 2003       18.93%
Worst quarter:               Q3 2002      -13.94%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Inception Date  Past Year  Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                         1/1/83
    Return Before Taxes                                                                         7.73%       4.02%         11.17%
    Return After Taxes on Distributions(2)                                                      7.12%       3.21%          N/A
    Return After Taxes on Distributions and Sale of Fund Shares(2)                              5.74%       3.12%          N/A
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(3) (with applicable Contingent Deferred Sales Charge)             1/1/83
    Return Before Taxes                                                                         7.58%       4.22%         10.89%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)             1/1/83
    Return Before Taxes                                                                        12.73%       4.36%         10.92%
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(5) (with 3.25% sales charge)                                      1/1/83
    Return Before Taxes                                                                         9.44%       4.15%         11.09%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index* (reflects no deduction for fees, expenses or taxes)               16.49%       5.27%         13.82%
------------------------------------------------------------------------------------------------------------------------------------

(1) The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses and sales charges associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(3) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.


(4) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on January 27, 1997.

(5) The quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to commencement of operations of Advisor shares on August 1, 2005.


* The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Aggressive Fund(SM)                              Strategy
--------------------------------------------------------------------------------

Fundamental Objective The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on stocks:

      o From 80% to 100% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                  Percentage of
Fund Name                                                         Fund Holdings
Small Cap Growth Fund ...............................................     0-50%
Mid Cap Growth Fund .................................................     0-50%
Quality Growth Fund .................................................     0-50%
Large Cap Core Fund .................................................     0-50%
Small Cap Value Fund ................................................     0-50%
Multi Cap Value Fund ................................................     0-50%
Disciplined Large Cap Value Fund ....................................     0-50%
International Equity Fund ...........................................     0-25%
High Yield Bond Fund ................................................
Bond Fund ...........................................................     0-20%
Intermediate Bond Fund ..............................................     0-20%
Short Term Bond Fund ................................................     0-20%
Institutional Money Market Fund .....................................     0-10%
U.S. Treasury Money Market Fund .....................................     0-10%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.


LifeModel(SM) Aggressive Fund
Small Cap Growth Index(1) ...........................................      6.0%
Small Cap Value Index(2) ............................................      6.0%
International Index(3) ..............................................      8.0%
Mid Cap Growth Index(4) .............................................     10.0%
Mid Cap Value Index(5) ..............................................     10.0%
Large Cap Growth Index(6) ...........................................     18.0%
Large Cap Value Index(7) ............................................     18.0%
Large Cap Core Index(8) .............................................     14.0%
High Yield Bond Index(9).............................................
Intermediate Bond Index(10) .........................................     10.0%


The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall,

Fifth Third LifeModel Aggressive Fund(SM)
--------------------------------------------------------------------------------

the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.


Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


Volatility and Performance Information. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  33.69%   8.43%
                                 ----------------
                                   2003     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 2003       17.46%
Worst quarter:               Q1 2003       -4.57%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Fifth Third LifeModel Aggressive Fund(SM)
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------
                                                                      Inception Date   Past Year  Since Inception
-----------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                  8/1/02
    Return Before Taxes                                                                  3.02%         13.07%
    Return After Taxes on Distributions(1)                                               2.74%         12.59%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                       2.16%         11.01%
-----------------------------------------------------------------------------------------------------------------
Class B Shares (with applicable Contingent Deferred Sales Charge)         8/1/02
    Return Before Taxes                                                                  2.50%         13.57%
-----------------------------------------------------------------------------------------------------------------
Class C Shares (with applicable Contingent Deferred Sales Charge)         8/1/02
    Return Before Taxes                                                                  7.56%         14.65%
-----------------------------------------------------------------------------------------------------------------
Advisor Shares(2) (with 3.25% sales charge                                8/1/02
    Return Before Taxes                                                                  4.55%         13.68%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
Wilshire 5000 Index* (reflects no deduction for fees, expenses or taxes)                12.62%         16.51%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
    (reflects no deduction for fees, expenses or taxes)                                  3.04%          5.15%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
LifeModel Aggressive Target Neutral Style Class Index Blend
    (reflects no deduction for fees, expenses or taxes)                                 13.65%         17.39%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
LifeModel Aggressive Target Neutral Asset Class Index Blend***
    (reflects no deduction for fees, expenses or taxes)                                 11.67%         15.44%
-----------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.


** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index(11) (90%) and Lehman Brothers Intermediate Government/Credit Bond Index(12) (10%). The LifeModel Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.


Index Information
--------------------------------------------------------------------------------


(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)   _______________

(10)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(11) The Wilshire 5000 Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(12) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Moderately Aggressive Fund(SM)                   Strategy
--------------------------------------------------------------------------------

Fundamental Objective The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond funds and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on stocks:

      o From 60% to 80% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 20% to 40% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                  Percentage of
Fund Name                                                         Fund Holdings
Small Cap Growth Fund ...............................................     0-40%
Mid Cap Growth Fund .................................................     0-40%
Quality Growth Fund .................................................     0-40%
Large Cap Core Fund .................................................     0-40%
Small Cap Value Fund ................................................     0-40%
Multi Cap Value Fund ................................................     0-40%
Disciplined Large Cap Value Fund ....................................     0-40%
International Equity Fund ...........................................     0-20%
High Yield Bond Fund ................................................
Bond Fund ...........................................................     0-30%
Intermediate Bond Fund ..............................................     0-30%
Short Term Bond Fund ................................................     0-30%
Institutional Money Market Fund .....................................     0-10%
U.S. Treasury Money Market Fund .....................................     0-10%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

LifeModel(SM) Moderately Aggressive Fund
Small Cap Growth Index(1) ...........................................      4.7%
Small Cap Value Index(2) ............................................      4.7%
International Index(3) ..............................................      6.2%
Mid Cap Growth Index(4) .............................................      7.8%
Mid Cap Value Index(5) ..............................................      7.8%
Large Cap Growth Index(6) ...........................................     14.0%
Large Cap Value Index(7) ............................................     14.0%
Large Cap Core Index(8) .............................................     10.8%
High Yield Bond Index(9) ............................................
Bond Index(10) ......................................................      5.0%
Intermediate Bond Index(11) .........................................     15.0%
Short Term Bond Index(12)............................................     10.0%

The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.


For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.


Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund(SM) will be affected.

Fifth Third LifeModel Moderately Aggressive Fund(SM)
--------------------------------------------------------------------------------

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.


Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Volatility and Performance Information. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 27.13%   7.08%
                                ----------------
                                  2003      04


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                Q2 2003       13.90%
Worst quarter:               Q1 2003       -2.85%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Fifth Third LifeModel Moderately Aggressive Fund(SM)
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------
                                                                      Inception Date   Past Year  Since Inception
-----------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                  8/1/02
    Return Before Taxes                                                                  1.72%         12.51%
    Return After Taxes on Distributions(1)                                               1.30%         11.93%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                       1.31%         10.46%
-----------------------------------------------------------------------------------------------------------------
Class B Shares (with applicable Contingent Deferred Sales Charge)         8/1/02
    Return Before Taxes                                                                  1.36%         13.08%
-----------------------------------------------------------------------------------------------------------------
Class C Shares (with applicable Contingent Deferred Sales Charge)         8/1/02
    Return Before Taxes                                                                  6.30%         14.11%
-----------------------------------------------------------------------------------------------------------------
Advisor Shares(2) (with 3.25% sales charge)                               8/1/02
    Return Before Taxes                                                                  3.30%         13.08%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
Wilshire 5000 Index* (reflects no deduction for fees, expenses or taxes)                12.62%         16.51%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
    (reflects no deduction for fees, expenses or taxes)                                  3.04%          5.15%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
LifeModel Moderately Aggressive Target Neutral Style Class Index Blend
    (reflects no deduction for fees, expenses or taxes)                                 11.14%         14.55%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend***
    (reflects no deduction for fees, expenses or taxes)                                  9.75%         13.26%
-----------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index(13) (70%) and Lehman Brothers Intermediate Government/Credit Bond Index(14) (30%). The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.


Index Information
--------------------------------------------------------------------------------


(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)   _____________

(10) The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(12) The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

(13) The Wilshire 5000 Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(14) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Moderate Fund(SM)                                Strategy
--------------------------------------------------------------------------------

Fundamental Objective The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderate growth allocation fund, approximately half of the Fund's assets will be invested in Fifth Third equity funds and approximately half will be invested in Fifth Third bond funds, although a portion of the Fund's assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 15% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                  Percentage of
Fund Name                                                         Fund Holdings
Small Cap Growth Fund ...............................................     0-30%
Mid Cap Growth Fund .................................................     0-30%
Quality Growth Fund .................................................     0-30%
Large Cap Core Fund .................................................     0-30%
Small Cap Value Fund ................................................     0-30%
Multi Cap Value Fund ................................................     0-30%
Disciplined Large Cap Value Fund ....................................     0-30%
International Equity Fund ...........................................     0-15%
High Yield Bond Fund ................................................
Bond Fund ...........................................................     0-40%
Intermediate Bond Fund ..............................................     0-40%
Short Term Bond Fund ................................................     0-40%
Institutional Money Market Fund .....................................     0-15%
U.S. Treasury Money Market Fund .....................................     0-15%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

LifeModel(SM) Moderate Fund
Small Cap Growth Index(1) ...........................................      3.3%
Small Cap Value Index(2) ............................................      3.3%
International Index(3) ..............................................      4.4%
Mid Cap Growth Index(4) .............................................      5.6%
Mid Cap Value Index(5) ..............................................      5.6%
Large Cap Growth Index(6) ...........................................     10.0%
Large Cap Value Index(7) ............................................     10.0%
Large Cap Core Index(8)..............................................      7.8%
High Yield Bond Index(9) ............................................
Bond Index(10) ......................................................     10.0%
Intermediate Bond Index(11) .........................................     25.0%
Short Term Bond Index(12)............................................     15.0%

The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.


For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund(SM) will be affected.


Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter

Fifth Third LifeModel Moderate Fund(SM)
--------------------------------------------------------------------------------


maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.


Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         20.42%            5.96%
                         -----------------------
                          2003              04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 2003       10.46%
Worst quarter:               Q1 2003       -1.63%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Fifth Third LifeModel Moderate Fund(SM)
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------
                                                                      Inception Date  Past Year   Since Inception
-----------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                  8/1/02
    Return Before Taxes                                                                  0.63%          8.48%
    Return After Taxes on Distributions(1)                                               0.12%          7.78%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                       0.51%          6.88%
-----------------------------------------------------------------------------------------------------------------
Class B Shares (with applicable Contingent Deferred Sales Charge)         8/1/02
    Return Before Taxes                                                                  0.20%          8.90%
-----------------------------------------------------------------------------------------------------------------
Class C Shares (with applicable Contingent Deferred Sales Charge)         8/1/02
    Return Before Taxes                                                                  5.18%         10.00%
-----------------------------------------------------------------------------------------------------------------
Advisor Shares(2) (with 3.25% sales charge)                               8/1/02
    Return Before Taxes                                                                  2.36%          9.01%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
Wilshire 5000 Index* (reflects no deduction for fees,
    expenses or taxes)                                                                  12.62%         16.51%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
    (reflects no deduction for fees, expenses or taxes)                                  3.04%          5.15%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
LifeModel Moderate Target Neutral Style Class Index Blend
    (reflects no deduction for fees, expenses or taxes)                                  8.74%         11.78%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
LifeModel Moderate Target Neutral Asset Class Index Blend***
    (reflects no deduction for fees, expenses or taxes)                                  7.83%         11.01%
-----------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.


** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Moderate Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index13 (50%) and Lehman Brothers Intermediate Government/Credit Bond Index14 (50%). The LifeModel Moderate Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.


Index Information
--------------------------------------------------------------------------------


(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)   _______________

(10) The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(12) The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

(13) The Wilshire 5000 Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(14) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Moderately Conservative Fund(SM)                 Strategy
--------------------------------------------------------------------------------


Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

      o From 50% to 70% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 30% to 50% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                  Percentage of
Fund Name                                                         Fund Holdings
Small Cap Growth Fund ...............................................     0-25%
Mid Cap Growth Fund .................................................     0-25%
Quality Growth Fund .................................................     0-25%
Large Cap Core Fund .................................................     0-25%
Small Cap Value Fund ................................................     0-25%
Multi Cap Value Fund ................................................     0-25%
Disciplined Large Cap Value Fund ....................................     0-25%
International Equity Fund ...........................................     0-10%
High Yield Bond Fund ................................................
Bond Fund ...........................................................     0-50%
Intermediate Bond Fund ..............................................     0-50%
Short Term Bond Fund ................................................     0-50%
Institutional Money Market Fund .....................................     0-20%
U.S. Treasury Money Market Fund .....................................     0-20%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

LifeModel(SM) Moderately Conservative Fund
Small Cap Growth Index(1) ...........................................      2.7%
Small Cap Value Index(2) ............................................      2.7%
International Index(3) ..............................................      3.6%
Mid Cap Growth Index(4) .............................................      4.4%
Mid Cap Value Index(5) ..............................................      4.4%
Large Cap Growth Index(6) ...........................................      8.0%
Large Cap Value Index(7) ............................................      8.0%
Large Cap Core Index(8)..............................................      6.2%
High Yield Bond Index(9) ............................................
Bond Index(10) ......................................................     10.0%
Intermediate Bond Index(11) .........................................     35.0%
Short Term Bond Index(12)............................................     15.0%

The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."


Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund(SM) will be affected.


Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall,

Fifth Third LifeModel Moderately Conservative Fund(SM)
--------------------------------------------------------------------------------

the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                        16.88%               5.02%
                        --------------------------
                         2003                 04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 2003        8.92%
Worst quarter:               Q1 2003       -1.30%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Fifth Third LifeModel Moderately Conservative Fund(SM)
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------
                                                                      Inception Date   Past Year  Since Inception
-----------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                  8/1/02
    Return Before Taxes                                                                 -0.27%          6.34%
    Return After Taxes on Distributions(1)                                              -1.04%          5.34%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                       0.00%          4.86%
-----------------------------------------------------------------------------------------------------------------
Class B Shares (with applicable Contingent Deferred Sales Charge)         8/1/02
    Return Before Taxes                                                                 -0.81%          6.69%
-----------------------------------------------------------------------------------------------------------------
Class C Shares (with applicable Contingent Deferred Sales Charge)         8/1/02
    Return Before Taxes                                                                  4.20%          7.83%
-----------------------------------------------------------------------------------------------------------------
Advisor Shares(2) (with 3.25% sales charge)                               8/1/02
    Return Before Taxes                                                                  1.39%          6.88%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
Wilshire 5000 Index* (reflects no deduction for fees,
 expenses or taxes)                                                                     12.62%         16.51%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
    (reflects no deduction for fees, expenses or taxes)                                  3.04%          5.15%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
LifeModel Moderately Conservative Target Neutral Style Class Index Blend
    (reflects no deduction for fees, expenses or taxes)                                 7.56%          10.43%
-----------------------------------------------------------------------------------------------------------------
                                                                                                   (Since 8/1/02)
LifeModel Moderately Conservative Target Neutral Asset Class Index Blend***
    (reflects no deduction for fees, expenses or taxes)                                 6.87%           9.87%
-----------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index13 (40%) and Lehman Brothers Intermediate Government/Credit Bond Index14 (60%). The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.


Index Information
--------------------------------------------------------------------------------


(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)   ______________

(10) The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(12) The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

(13) The Wilshire 5000 Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(14) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Conservative Fund(SM)                            Strategy
--------------------------------------------------------------------------------

Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond funds, although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

      o From 70% to 90% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 10% to 30% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its asset in the underlying mutual funds within the following ranges:


                                                                  Percentage of
Fund Name                                                         Fund Holdings
Small Cap Growth Fund .......................................              0-15%
Mid Cap Growth Fund .........................................              0-15%
Quality Growth Fund .........................................              0-15%
Large Cap Core Fund .........................................              0-15%
Small Cap Value Fund ........................................              0-15%
Multi Cap Value Fund ........................................              0-15%
Disciplined Large Cap Value Fund ............................              0-15%
International Equity Fund ...................................               0-5%
High Yield Bond Fund ........................................
Bond Fund ...................................................              0-60%
Intermediate Bond Fund ......................................              0-60%
Short Term Bond Fund ........................................              0-60%
Institutional Money Market Fund .............................              0-20%
U.S. Treasury Money Market Fund .............................              0-20%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

LifeModel(SM) Conservative Fund
Small Cap Growth Index(1) ...................................      1.3%
Small Cap Value Index(2) ....................................      1.3%
International Index(3) ......................................      1.9%
Mid Cap Growth Index(4) .....................................      2.2%
Mid Cap Value Index(5) ......................................      2.2%
Large Cap Growth Index(6) ...................................      4.0%
Large Cap Value Index(7) ....................................      4.0%
Large Cap Core Index(8)......................................      3.1%
High Yield Bond Index(9) ....................................
Bond Index(10) ..............................................     15.0%
Intermediate Bond Index(11) .................................     45.0%
Short Term Bond Index(12) ...................................     20.0%

The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.


For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.


Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund(SM) will be affected.

Fifth Third LifeModel Conservative Fund(SM)
--------------------------------------------------------------------------------

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.


Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                10.91%                                  3.50%
--------------------------------------------------------------------------------
                 2003                                    04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 2003        5.75%
Worst quarter:               Q2 2004       -1.52%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Fifth Third LifeModel Conservative Fund(SM)
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

---------------------------------------------------------------------------------------------------------------------------
                                                                               Inception Date   Past Year   Since Inception
---------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                           8/1/02
    Return Before Taxes                                                                           -1.68%         4.60%
    Return After Taxes on Distributions(1)                                                        -2.71%         3.44%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                                -0.99%         3.27%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares (with applicable Contingent Deferred Sales Charge)                  8/1/02
    Return Before Taxes                                                                           -2.26%         4.96%
---------------------------------------------------------------------------------------------------------------------------
Class C Shares (with applicable Contingent Deferred Sales Charge)                  8/1/02
    Return Before Taxes                                                                            2.75%         6.11%
---------------------------------------------------------------------------------------------------------------------------
Advisor Shares(2) (with 3.25% sales charge)                                        8/1/02
    Return Before Taxes                                                                           -0.01%         5.16%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (Since 8/1/02)
Wilshire 5000 Index* (reflects no deduction for fees, expenses or taxes)                          12.62%        16.51%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
    (reflects no deduction for fees, expenses or taxes)                                            3.04%         5.15%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (Since 8/1/02)
LifeModel Conservative Target Neutral Style Class Index Blend
    (reflects no deduction for fees, expenses or taxes)                                            5.19%         7.61%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (Since 8/1/02)
LifeModel Conservative Target Neutral Asset Class Index Blend***
    (reflects no deduction for fees, expenses or taxes)                                            4.95%         7.53%
---------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index13 (20%) and Lehman Brothers Intermediate Government/Credit Bond Index14 (80%). The LifeModel Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

Index Information
--------------------------------------------------------------------------------

(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)   _______

(10) The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(12) The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

(13) The Wilshire 5000 Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(14) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                       Strategic
                                                                        Income
Fifth Third Strategic Income Fund                                      Strategy
--------------------------------------------------------------------------------

Fundamental Objective High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.


Investments may be made in any diversified closed-end income fund as long as the Fund's total portfolio maintains no more than 20% in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, i.e. it will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.


The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.


Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.


The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies,

Fifth Third Strategic Income Fund
--------------------------------------------------------------------------------


increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Mortgage-backed securities tend to pay higher interest rates, but they also carry additional risks. While mortgage-backed securities tend to pay higher interest, they are more susceptible to changes in interest rates. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares(1),(2)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

16.13%   9.20%   11.47%  3.48%   -5.72%   16.01%   12.65%   7.45%   9.83%  6.70%
--------------------------------------------------------------------------------
 1995     96       97     98       99       00       01      02      03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q1 1995        6.20%
Worst quarter:               Q4 1999       -4.72%
Year to Date Return (1/1/05 to 9/30/05):    ____%

____________________

(1) On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Strategic Income Fund.

(2) The performance of Class A shares is based on the performance for Advisor shares, adjusted to reflect the sale charges for Class A shares, for the period prior to the commencement of operations of Class A shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the sales charges for Class A shares.

Fifth Third Strategic Income Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                            3/10/85
    Return Before Taxes                                                                1.34%         9.33%          7.99%
    Return After Taxes on Distributions(3)                                            -0.05%         7.16%          5.37%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                     0.92%         6.67%          5.20%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares(4)                                                      3/10/85
    (with applicable Contingent Deferred Sales Charge)
    Return Before Taxes                                                                0.92%         9.60%          7.98%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares(5)                                                      3/10/85
    (with applicable Contingent Deferred Sales Charge)
    Return Before Taxes                                                                5.80%         9.78%          7.93%
-----------------------------------------------------------------------------------------------------------------------------
Advisor Shares(6) (with 3.25% sales charge)                            3/10/85
    Return Before Taxes                                                                2.94%         9.68%          8.15%
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Credit Bond Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                4.07%         8.03%          7.91%
-----------------------------------------------------------------------------------------------------------------------------


(1) On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Strategic Income Fund.

(2) The performance of Class A shares is based on the performance for Advisor shares, adjusted to reflect the sale charges for Class A shares, for the period prior to the commencement of operations of Class A shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the sales charges for Class A shares.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B shares is based on the performance for Advisor shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class B shares.

(5) For the period prior to October 29, 2001, the quoted performance of Class C shares reflects the performance of the Advisor shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class C shares.

(6) For the period prior to October 22, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Lehman Brothers Intermediate Credit Bond Index(R) is comprised of publicly issued, fixed rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt. Included are debts issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                       Specialty
                                                                       Strategy
Fifth Third Dividend Growth Fund
--------------------------------------------------------------------------------
(Formerly known as Fifth Third Select Stock Fund)

Fundamental Objective Long-term capital appreciation.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.


In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy. First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid cap companies. Within this universe of companies, the Advisor will seek companies that are experiencing consistent earnings and dividend growth.

Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. The Advisor will utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of non-diversification, equity securities, growth stocks, large cap companies and mid cap companies. The Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and, thus, could be significantly affected by the performance of one or a small number of issuers. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.

The Fund invests in growth oriented stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Significant investment in large and mid cap companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

Fifth Third Dividend Growth Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1),(2)
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

35.40%  22.44%   35.43% 32.83%   11.37%  -19.95%  -22.00% -29.90%  20.12%  4.28%
--------------------------------------------------------------------------------
 1995     96       97     98       99      00       01      02       03     04


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                Q4 1998       24.87%
Worst quarter:               Q1 2001      -18.70%
Year to Date Return (1/1/05 to 9/30/05):      --%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                            3/4/85
    Return Before Taxes                                                               -0.96%       -12.23%          5.63%
    Return After Taxes on Distributions(3)                                            -0.96%       -12.34%          3.77%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                    -0.62%        -9.92%          3.85%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)   3/4/85
    Return Before Taxes                                                               -1.49%       -12.18%          5.35%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares(5) (with applicable Contingent Deferred Sales Charge)   3/4/85
    Return Before Taxes                                                                3.51%       -11.98%          5.34%
-----------------------------------------------------------------------------------------------------------------------------
Advisor Shares(6) (with 3.25% sales charge)                            3/4/85          0.63%       -12.13%          5.56%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                     10.87%        -2.30%         12.07%
-----------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index**                                                               11.40%        -1.76%         12.16%
-----------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index**                                                         6.30%        -9.29%          9.59%
-----------------------------------------------------------------------------------------------------------------------------

(1) Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.

(2) On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Fifth Third Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of the Class A shares of The Pinnacle Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(5) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on March 9, 1998.

(6) The performance of Advisor shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund changed its benchmark from the Russell 1000(R) Index to the S&P 500 Index(R), effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.

** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Fund previously changed its benchmark from the Russell 1000(R) Growth Index, an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, to the Russell 1000(R) Index, in order to better represent the Fund's investment policies for comparison purposes.

                                                                       Specialty
                                                                       Strategy
Fifth Third Technology Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.


The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The Fund focuses on, and assumes the risks of, holding technology stocks. For example, technology stocks tend to:

      o   fluctuate in price more widely and rapidly than the market as a whole;

      o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor;

      o   decline in price due to sector specific developments; and

      o be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund
--------------------------------------------------------------------------------


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

-33.45%   -42.17%   87.96%   -7.16%
-----------------------------------
  2001       02       03       04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 2003       41.02%
Worst quarter:               Q3 2001      -35.48%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)

---------------------------------------------------------------------------------------------------------------------------
                                                                               Inception Date   Past Year   Since Inception
---------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                           6/5/00
    Return Before Taxes                                                                          -11.81%       -15.11%
    Return After Taxes on Distributions(1)                                                       -11.81%       -15.18%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                                -7.67%       -12.22%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)               6/5/00
    Return Before Taxes                                                                          -12.52%       -15.15%
---------------------------------------------------------------------------------------------------------------------------
Class C Shares (with applicable Contingent Deferred Sales Charge)                  6/5/00
    Return Before Taxes                                                                           -7.84%       -14.81%
---------------------------------------------------------------------------------------------------------------------------
Advisor Shares(3) (with 3.25% sales charge)                                        6/5/00
    Return Before Taxes                                                                          -10.45%       -15.01%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (Since 6/1/00)
Merrill Lynch 100 Technology Index* (reflects no deduction for fees, expenses or
 taxes)                                                                                            7.14%       -15.02%
---------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and ADRs.

                                                                       Specialty
                                                                       Strategy
Fifth Third International Equity Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

Fifth Third International Equity Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

11.29%   8.54%   7.96%  19.34%   25.74%  -14.43%  -18.01% -13.96%  33.38% 15.64%
--------------------------------------------------------------------------------
 1995     96       97     98       99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q4 1999       17.70%
Worst quarter:               Q3 2002      -18.00%
Year to Date Return (1/1/05 to 9/30/05):   _____%

Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                               8/18/94
    Return Before Taxes                                                                9.83%        -2.43%          5.64%
    Return After Taxes on Distributions(1)                                             9.70%        -3.33%          4.27%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                     6.87%        -2.44%          4.18%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)   8/18/94
    Return Before Taxes                                                                9.88%        -2.43%          5.29%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable Contingent Deferred Sales Charge)   8/18/94
    Return Before Taxes                                                               14.90%        -2.21%          5.40%
-----------------------------------------------------------------------------------------------------------------------------
Advisor Shares(4) (with 3.25% sales charge)                            8/18/94
    Return Before Taxes                                                               11.59%        -2.31%          5.56%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index(R)*
    (reflects no deduction for fees, expenses or taxes)                               20.70%        -0.80%          5.94%
-----------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.


(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

(4) For the period prior to November 7, 2003, the quoted performance of Advisor shares reflects the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.


* The Morgan Stanley Capital International EAFE Index(R) is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

                                                                          Fixed-
                                                                          Income
Fifth Third High Yield Bond Fund                                          Style
--------------------------------------------------------------------------------

Fundamental Objective High level of income. Capital appreciation is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

In selecting portfolio securities, the Fund's Subadvisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the Subadvisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The Subadvisor then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

When the Subadvisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in non-investment grade debt securities and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Non-investment grade debt securities are considered speculative and, compared to investment grade securities, tend to have:

o More volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments.

o    Greater risk of loss due to default or declining credit quality.

o Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments

o Greater susceptibility to negative market sentiments leading to depressed prices and decreased liquidity.

Non-investment grade debt securities present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Under rating agency guidelines, medium - and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that the types of factors could reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.

Changes by the primary rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The ratings of S&P, Moody's and other rating agencies generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.

The secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers, and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and funds. In addition, the trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, may adversely affect the Fund's net asset value and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value the Fund's portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect the ability of the Fund to sell securities at their fair value. If the secondary markets for non-investment grade securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

Prices for non-investment grade debt securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market for non-investment grade securities, the financial condition of issuers of these securities and the value of outstanding non-investment grade securities.

The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                          Fixed-
                                                                          Income
Fifth Third Bond Fund                                                     Style
--------------------------------------------------------------------------------


Fundamental Objective High current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Government securities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.


U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.


The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.


The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.


Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1.16%   10.19%   9.04%  -4.76%   11.65%   6.99%   9.35%   2.85%   3.52%
--------------------------------------------------------------------------------
1996      97      98      99       00      01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q3 2001        5.29%
Worst quarter:               Q1 1996       -3.78%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years  Since Inception
------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 4.75% sales charge)                            3/22/95
    Return Before Taxes                                                               -1.44%         5.79%          5.94%
    Return After Taxes on Distributions(3)                                            -2.57%         3.91%          3.50%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                    -0.92%         3.78%          3.53%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)   3/20/95
    Return Before Taxes                                                               -2.37%         5.65%          5.66%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)   3/20/95
    Return Before Taxes                                                                2.64%         5.97%          5.66%
------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(5) (with 3.25% sales charge)                            3/20/95
    Return Before Taxes                                                               -0.09%         5.82%          5.83%
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 4/1/95)
Lehman Brothers Aggregate Bond Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                4.34%         7.71%          7.38%
------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assured tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

(5) For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                          Fixed-
                                                                          Income
Fifth Third Intermediate Bond Fund                                        Style
--------------------------------------------------------------------------------

Fundamental Objective High level of current income.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the following types of investment grade bonds: corporate securities, asset-backed securities mortgage-backed securities, and U.S. Government securities. U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.


The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third Intermediate Bond Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, C and Advisor shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1),(2)
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

15.75%   2.76%    7.62%  7.26%   -1.36%   9.44%    7.94%  8.33%    2.61%   2.18%
--------------------------------------------------------------------------------
 1995     96       97     98       99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 1995        5.48%
Worst quarter:               Q2 2004       -2.79%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 3.50% sales charge)                           11/25/92
    Return Before Taxes                                                               -1.41%         5.30%          5.77%
    Return After Taxes on Distributions(3)                                            -2.69%         3.47%          3.64%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                    -0.93%         3.40%          3.59%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)  11/2/92
    Return Before Taxes                                                               -2.81%         5.08%          5.42%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)  11/2/92
    Return Before Taxes                                                                1.45%         5.27%          5.35%
-----------------------------------------------------------------------------------------------------------------------------
Advisor Shares(5) (with 2.00% sales charge)                           11/2/92
    Return Before Taxes                                                               -0.04%         5.41%          5.70%
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit Bond Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                3.04%         7.21%          7.15%
-----------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Intermediate Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Intermediate Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Intermediate Bond Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

(5) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Institutional shares of the Kent Intermediate Bond Fund, adjusted to reflect the expenses and sales charges for Advisor shares.


* The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

                                                                          Fixed-
                                                                          Income
Fifth Third Short Term Bond Fund                                          Style
--------------------------------------------------------------------------------

Fundamental Objective Current income.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds including corporate, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities and U.S. Government debt securities. U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration. U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund will maintain a dollar-weighted average portfolio maturity of less than three years.


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.


The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.


The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.


Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.


The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Some of the obligations may be rated below investment grade. Obligations rated in the fourth highest rating category and below involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third Short Term Bond Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The table assumes that shareholders redeem their fund shares at the end of the period indicated. The returns of Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class C and Advisor Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1),(2)
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

10.29%   4.06%    6.26%  6.00%    2.35%   7.96%    7.75%   4.70%   1.86%   0.51%
--------------------------------------------------------------------------------
 1995     96       97     98       99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 1995        3.24%
Worst quarter:               Q2 2004       -1.14%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 3.50% sales charge)                            12/4/92
    Return Before Taxes                                                               -2.98%         3.78%          4.76%
    Return After Taxes on Distributions(3)                                            -3.96%         2.07%          2.73%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                    -1.94%         2.17%          2.78%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)   11/2/92
    Return Before Taxes                                                               -0.22%         3.64%          4.25%
-----------------------------------------------------------------------------------------------------------------------------
Advisor Shares(5) (with 2.00% sales charge)                            11/2/92
    Return Before Taxes                                                               -1.77%         3.76%          4.58%
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Government Corporate Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                1.21%         5.32%          5.95%
-----------------------------------------------------------------------------------------------------------------------------
Consumer Price Index**                                                                 3.26%         2.49%          2.43%
-----------------------------------------------------------------------------------------------------------------------------
91-Day Treasury Bill***                                                                1.24%         2.80%          4.00%
-----------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Short Term Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Short Term Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Short Term Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assured tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on August 1, 2003.

(5) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Short Term Bond Fund, adjusted to reflect the expenses and sales charges for Advisor shares.


* The Merrill Lynch 1-3 Year Government Corporate Index(R) is an unmanaged index trading short-term U.S. Government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and
      2.99 years.

** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

*** The 91-day Treasury Bill return tracks in the investment return paid on U.S. Treasury bills maturing in 91 days.

                                                                          Fixed-
                                                                          Income
Fifth Third U.S. Government Bond Fund                                     Style
--------------------------------------------------------------------------------

Fundamental Objective High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.


U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration. U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when there is a dramatic shift in interest rates, the portfolio mix is not considered optimal, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.


Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class C and Advisor shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

13.01%   2.45%    7.14%  7.38%    0.02%   9.15%    7.54%   8.51%   1.25%   1.74%
--------------------------------------------------------------------------------
 1995     96       97     98       99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q3 2001        4.89%
Worst quarter:               Q2 2004       -2.31%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Fifth Third U.S. Government Bond Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 4.75% sales charge)                                1/1/86
    Return Before Taxes                                                               -3.09%         4.55%          5.23%
    Return After Taxes on Distributions(1)                                            -3.87%         2.98%          3.33%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                    -2.01%         2.93%          3.28%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)    1/1/86
    Return Before Taxes                                                                1.01%         4.83%          4.93%
-----------------------------------------------------------------------------------------------------------------------------
Advisor Shares(3) (with 3.25% sales charge)                             1/1/86
    Return Before Taxes                                                               -1.78%         4.63%          5.14%
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government Bond Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                2.31%         6.57%          6.75%
-----------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assured tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

(3) The quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.


* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index generally representative of intermediate-term government bonds.

                                                                          Fixed-
                                                                          Income
Fifth Third Municipal Bond Fund                                           Style
--------------------------------------------------------------------------------

Fundamental Objective Current income that is exempt from federal income tax.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's) .

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase. The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers.

As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 3.53%    8.32%    5.43%    -3.40%   11.97%   3.89%    9.34%   4.47%    2.79%
-----------------------------------------------------------------------------
 1996      97       98        99       00       01      02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q3 2002       4.83%
Worst quarter:               Q2 2004      -2.63%
Year to Date Return (1/1/05 to 9/30/05):     --%


____________________

(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

Fifth Third Municipal Bond Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years  Since Inception
------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 4.75% sales charge)                            4/1/95
    Return Before Taxes                                                               -2.07%         5.40%          5.00%
    Return After Taxes on Distributions(3)                                            -2.62%         4.98%          4.69%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                     0.64%         5.08%          4.74%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)   3/20/95
    Return Before Taxes                                                               -2.70%         5.30%          4.72%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)   3/20/95
    Return Before Taxes                                                                2.05%         5.65%          4.73%
------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(4) (with 3.25% sales charge)                            3/20/95
    Return Before Taxes                                                               -0.70%         5.53%          4.92%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(R)*                                                                       (Since 4/1/95)
    (reflects no deduction for fees, expenses or taxes)                                4.47%         7.19%          6.49%
------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assured tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B, Class C and Advisor shares is based on the performance for Institutional shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses and sales charges for Class B, Class C and Advisor shares, for the period prior to the commencement of operations of Class B, Class C and Advisor shares on October 29, 2001.


* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

                                                                          Fixed-
                                                                          Income
Fifth Third Intermediate Municipal Bond Fund                              Style
--------------------------------------------------------------------------------

Fundamental Objective High level of current income that is exempt from federal regular income taxes.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's). While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.


The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase. The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

12.76%   3.17%    6.80%  5.09%   -1.27%   8.72%    4.47%   7.99%   3.09%   1.81%
--------------------------------------------------------------------------------
 1995     96       97     98       99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q1 1995       5.38%
Worst quarter:               Q2 2004      -2.08%
Year to Date Return (1/1/05 to 9/30/05):   ____%


____________________

(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

Fifth Third Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 3.50% sales charge)                           12/18/92
    Return Before Taxes                                                               -1.75%         4.43%          4.82%
    Return After Taxes on Distributions(3)                                            -1.98%         4.13%          4.66%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                    -0.14%         4.16%          4.62%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)  12/16/92
    Return Before Taxes                                                               -3.21%         4.18%          4.45%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)  12/16/92
    Return Before Taxes                                                                1.03%         4.38%          4.38%
------------------------------------------------------------------------------------------------------------------------------
Advisor Shares(5) (with 2.00% sales charge)                           12/16/92
    Return Before Taxes                                                               -0.46%         4.51%          4.74%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate Municipal Bond Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                3.02%         6.18%          6.21%
------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Intermediate Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assured tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

(5) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                          Fixed-
                                                                          Income
Fifth Third Ohio Municipal Bond Fund                                      Style
--------------------------------------------------------------------------------

Fundamental Objective Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between 3 1/2 and 7 1/2 years. No purchases in the Fund will have an effective maturity of greater than 15 years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's). While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase. The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligation to pay principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.


This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers and a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.


Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of The Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Ohio Municipal Bond Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

13.72%   3.48%    6.92%  5.50%   -3.17%   8.72%    4.23%   7.59%   3.56%   1.84%
--------------------------------------------------------------------------------
 1995     96       97     98       99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q1 1995        5.53%
Worst quarter:               Q2 1999       -2.34%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 4.75% sales charge)                                1/1/87
    Return Before Taxes                                                               -3.01%         4.15%          4.64%
    Return After Taxes on Distributions(1)                                            -3.11%         4.12%          4.59%
    Return After Taxes on Distributions
        and Sale of Fund Shares(1)                                                    -0.78%         4.06%          4.53%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable
    Contingent Deferred Sales Charge)                                   1/1/87
    Return Before Taxes                                                               -3.87%         3.73%          4.22%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable
    Contingent Deferred Sales Charge)                                   1/1/87
    Return Before Taxes                                                                0.97%         4.38%          4.37%
-----------------------------------------------------------------------------------------------------------------------------
Advisor Shares(4) (with 3.25% sales charge)                             1/1/87
    Return Before Taxes                                                               -1.75%         4.20%          4.55%
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate Municipal Bond Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                3.02%         6.18%          6.21%
-----------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assured tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.


(4) The quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                          Fixed-
                                                                          Income
Fifth Third Michigan Municipal Bond Fund                                  Style
--------------------------------------------------------------------------------

Fundamental Objective Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's). While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase. The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Michigan Municipal Bond Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1),(2)
--------------------------------------------------------------------------------


   [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 8.01%   3.36%    5.38%   4.60%   0.51%   6.05%    5.33%   6.17%   2.20%   0.94%
--------------------------------------------------------------------------------
 1995     96       97      98      99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q1 1995        2.98%
Worst quarter:               Q2 2004       -1.41%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 4.75% sales charge)                            5/11/93
    Return Before Taxes                                                               -3.90%         3.12%          3.73%
    Return After Taxes on Distributions(3)                                            -3.91%         3.05%          3.69%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                    -1.65%         3.11%          3.70%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)   5/3/93
    Return Before Taxes                                                               -4.83%         2.87%          3.34%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)   5/3/93
    Return Before Taxes                                                                0.14%         3.22%          3.34%
-----------------------------------------------------------------------------------------------------------------------------
Advisor Shares(5) (with 3.25% sales charge)                            5/3/93
    Return Before Taxes                                                               -2.71%         3.08%          3.53%
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-5 Year Municipal Bond Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                2.05%         4.96%          5.19%
-----------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assured tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

(5) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales changes for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Lehman Brothers 1-5 Year Municipal Bond Index(R) is representative of short term municipal bonds with a maturity between one and six years.

                                                                          Money
                                                                          Market
Fifth Third Prime Money Market Fund
--------------------------------------------------------------------------------

Fundamental Objective Current income consistent with stability of principal.

Principal Investment Strategies The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be domestic or foreign corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 5.60%   5.04%    5.21%   5.05%   4.53%   5.80%    3.59%   1.19%   0.49%   0.69%
--------------------------------------------------------------------------------
 1995     96       97      98      99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q4 2000        1.51%
Worst quarter:               Q4 2003        0.09%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                         6/14/89         0.69%         2.33%          3.70%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares(1) (with applicable Contingent Deferred Sales Charge)   6/14/89        -4.67%         1.34%          2.91%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)   6/14/89         0.33%         1.76%          2.91%
-----------------------------------------------------------------------------------------------------------------------------
Advisor Shares(3)                                                      6/14/89         0.49%         2.13%          3.38%
-----------------------------------------------------------------------------------------------------------------------------


(1) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.


(2) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on May 1, 2002.

(3) The performance of Advisor shares is based on the performance for Class A shares, adjusted to reflect the expenses for Advisor shares, for the period prior to the commencement of operations of Advisor shares on October 29, 2001.


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                          Money
                                                                          Market
Fifth Third Government Money Market Fund
--------------------------------------------------------------------------------

Fundamental Objective High current income consistent with stability of principal and liquidity.

Principal Investment Strategies The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) or securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


Principal Investment Risks The Fund's principal risks include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 5.51%   4.96%    5.10%   4.92%   4.40%   5.65%    3.47%   1.07%   0.38%   0.57%
--------------------------------------------------------------------------------
 1995     96       97      98      99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q4 2000        1.48%
Worst quarter:               Q1 2004        0.05%
Year to Date Return (1/1/05 to 9/30/05):    ____%

Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                         7/10/91         0.57%         2.21%          3.58%
-----------------------------------------------------------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                          Money
                                                                          Market
Fifth Third Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------

Fundamental Objective Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies The Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. The securities will have short-term debt ratings in the two highest rating categories of at least one Rating Agency or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Principal Investment Risks The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 3.48%   3.11%    3.31%   3.06%   2.86%   3.70%    2.22%   1.02%   0.57%   0.67%
--------------------------------------------------------------------------------
 1995     96       97      98      99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q2 2000        0.96%
Worst quarter:               Q3 2003        0.10%
Year to Date Return (1/1/05 to 9/30/05):    ____%

____________________

(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Michigan Municipal Money Market Fund.

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(2)                                                     12/15/92         0.67%         1.63%          2.39%
-----------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into the Fifth Third Michigan Municipal Money Market Fund.


(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                          Money
                                                                          Market
Fifth Third Municipal Money Market Fund
--------------------------------------------------------------------------------

Fundamental Objective Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

Principal Investment Strategies The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

      o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

      o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

      o industrial development bonds, where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

Principal Investment Risks The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 2.95%   2.72%    2.75%   2.68%   2.79%   3.81%    2.42%   1.06%   0.58%   0.61%
--------------------------------------------------------------------------------
 1995     96       97      98      99      00       01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                Q4 2000        1.01%
Worst quarter:               Q3 2003        0.09%
Year to Date Return (1/1/05 to 9/30/05):    ____%


____________________

(1) For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.

Fifth Third Municipal Money Market Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(2)                                                       9/7/83         0.61%         1.69%          2.23%
-----------------------------------------------------------------------------------------------------------------------------


(1) On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company was consolidated with the Fifth Third Municipal Money Market Fund.

(2) For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2005 or estimated amounts for the current fiscal year.

Shareholder Fees
(fees paid directly from your investment)
-------------------------------------------------------------------------
                                           Fifth Third Small
                                            Cap Growth Fund
-------------------------------------------------------------------------
Class Name                        A           B          C     Advisor
-------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Purchases                 5.00%(1,2)  None      None      3.25%(1)
-------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed on
    Reinvested Dividends         None        None      None      None
-------------------------------------------------------------------------
Maximum Deferred
    Sales Load                   None        5.00%(3)  1.00%(4)  None
-------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------
Management Fees                  0.70%       0.70%     0.70%     0.70%
-------------------------------------------------------------------------
Distribution/Service
    (12b-1) fees                 0.25%       1.00%     0.75%     0.50%
-------------------------------------------------------------------------
Other expenses                   0.30%       0.30%     0.55%     0.30%
-------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses           1.25%       2.00%     2.00%     1.50%
-------------------------------------------------------------------------

                                                        Equity Funds (Growth Style)--Fee Table
-------------------------------------------------------------------------------------------------------------------
                                            Fifth Third Mid                              Fifth Third
                                            Cap Growth Fund                          Quality Growth Fund
-------------------------------------------------------------------------------------------------------------------
Class Name                        A            B        C      Advisor       A          B         C       Advisor
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Purchases                 5.00%(1,2)  None      None      3.25%(1)  5.00%(1,2)  None      None      3.25%(1)
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed on
    Reinvested Dividends         None        None      None      None      None        None      None      None
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred
    Sales Load                   None        5.00%(3)  1.00%(4)  None      None        5.00%(3)  1.00%(4)  None
-------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------
Management Fees                  0.80%       0.80%     0.80%     0.80%     0.80%       0.80%     0.80%     0.80%
-------------------------------------------------------------------------------------------------------------------
Distribution/Service
    (12b-1) fees                 0.25%       1.00%     0.75%     0.50%     0.25%       1.00%     0.75%     0.50%
-------------------------------------------------------------------------------------------------------------------
Other expenses                   0.29%       0.29%     0.54%     0.29%     0.27%       0.27%     0.52%     0.27%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses           1.34%       2.09%     2.09%     1.59%     1.32%       2.07%     2.07%     1.57%
-------------------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)
-------------------------------------------------------------------------
                                           Fifth Third Large
                                            Cap Core Fund
-------------------------------------------------------------------------
Class Name                        A           B          C     Advisor
-------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Purchases                 5.00%(1,2)  None      None      3.25%(1)
-------------------------------------------------------------------------
Maximum Sales Charge
     (Load) Imposed on
    Reinvested Dividends         None        None      None      None
-------------------------------------------------------------------------
Maximum Deferred
    Sales Load                   None        5.00%(3)  1.00%(4)  None
-------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------
Management Fees                  0.70%       0.70%     0.70%     0.70%
-------------------------------------------------------------------------
Distribution/Service
    (12b-1) fees                 0.25%       1.00%     0.75%     0.50%
-------------------------------------------------------------------------
Other expenses                   0.34%       0.34%     0.59%     0.34%
-------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses           1.29%       2.04%     2.04%     1.54%
-------------------------------------------------------------------------
Fee Waiver and/or Expense
    Reimbursements(5)            0.12%       0.12%     0.12%     0.12%
-------------------------------------------------------------------------
Net Expenses                     1.17%       1.92%     1.92%     1.42%
-------------------------------------------------------------------------

                                                        Equity Funds (Core Style)--Fee Table
-------------------------------------------------------------------------------------------------------------------
                                               Fifth Third                              Fifth Third
                                            Equity Index Fund                          Balanced Fund
-------------------------------------------------------------------------------------------------------------------
Class Name                        A            B        C      Advisor       A          B         C       Advisor
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Purchases                 5.00%(1,2)  None      None      3.25%(1)  5.00%(1,2)  None      None      3.25%(1)
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed on
    Reinvested Dividends         None        None      None      None      None        None      None      None
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred
    Sales Load                   None        5.00%(3)  1.00%(4)  None      None        5.00%(3)  1.00%(4)  None
-------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------
Management Fees                  0.30%       0.30%     0.30%     0.30%     0.80%       0.80%     0.80%     0.80%
-------------------------------------------------------------------------------------------------------------------
Distribution/Service
    (12b-1) fees                 0.25%       1.00%     0.75%     0.50%     0.25%       1.00%     0.75%     0.50%
-------------------------------------------------------------------------------------------------------------------
Other expenses                   0.28%       0.28%     0.53%     0.28%     0.33%       0.33%     0.58%     0.33%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses           0.83%       1.58%     1.58%     1.08%     1.38%(6)    2.13%(6)  2.13%(6)  1.63%(6)
-------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense
    Reimbursements(5)            0.39%       0.39%     0.39%     0.39%       --          --        --        --
-------------------------------------------------------------------------------------------------------------------
Net Expenses                     0.44%       1.19%     1.19%     0.69%       --          --        --        --
-------------------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ________________ to limit total annual fund operating expenses for the Large Cap Core Fund to: 1.17% for Class A shares, 1.92% for Class B shares, 1.92% for Class C shares and 1.42% for Advisor shares and through ________________ for the Equity Index Fund to: 0.44% for Class A shares, 1.19% for Class B shares, 1.19% for Class C shares and 0.69% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Large Cap Core Fund for the __ month period in which the expense limitation agreement is in effect. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Equity Index Fund for the __ month period in which the expense limitation agreement is in place. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(6) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Balanced Fund to: 1.18% for Class A shares, 1.93% for Class B shares, 1.93% for Class C shares and 1.43% for Advisor Shares. These waivers and/or expense reimbursements may be discontinued at any time.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)                    Equity Funds (Value Style)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                       Fifth Third Micro
                                                                         Cap Value Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C        Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          5.00%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           1.00%       1.00%       1.00%       1.00%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.33%       0.33%       0.58%       0.33%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.58%       2.33%(5)    2.33%(5)    1.83%(5)
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(6)                  --          --          --          --
------------------------------------------------------------------------------------------------------
Net Expenses                                                --          --          --          --
------------------------------------------------------------------------------------------------------

                                                             Equity Funds (Value Style)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                       Fifth Third Small
                                                                         Cap Value Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C         Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          5.00%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           0.90%       0.90%       0.90%       0.90%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.51%       0.51%       0.76%       0.51%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.66%       2.41%       2.41%       1.91%
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(6)                0.16%       0.16%       0.16%       0.16%(6)
------------------------------------------------------------------------------------------------------
Net Expenses                                              1.50%       2.25%       2.25%       1.75%
------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5) The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to: 1.58% for Class B shares, 1.58% for Class C shares and 1.58% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

(6) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ________________ to limit total annual fund operating expenses for the Small Cap Value Fund to: 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.75% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Shareholder Fees
(fees paid directly from your investment)                    Equity Funds (Value Style)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                       Fifth Third Multi
                                                                        Cap Value Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C        Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          5.00%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           1.00%       1.00%       1.00%       1.00%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.30%       0.30%       0.55%       0.30%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.55%       2.30%       2.30%       1.80%
------------------------------------------------------------------------------------------------------

                                                             Equity Funds (Value Style)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                    Fifth Third Disciplined
                                                                      Large Cap Value Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C         Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          5.00%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           0.80%       0.80%       0.80%       0.80%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.27%       0.27%       0.52%       0.27%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.32%       2.07%       2.07%       1.57%
------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)
-----------------------------------------------------------------------------
                                              Fifth Third LifeModel
                                               Aggressive Fund(SM)
-----------------------------------------------------------------------------
Class Name                            A           B         C       Advisor
-----------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Purchases                     5.00%(1,2)  None      None      3.25%(1)
-----------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed on
    Reinvested Dividends             None        None      None      None
-----------------------------------------------------------------------------
Maximum Deferred
    Sales Load                       None        5.00%(3)  1.00%(4)  None
-----------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-----------------------------------------------------------------------------
Management fees                      0.15%       0.15%     0.15%     0.15%
-----------------------------------------------------------------------------
Distribution/Service
    (12b-1) fees                     0.25%       1.00%     0.75%     0.50%
-----------------------------------------------------------------------------
Other expenses                       0.36%       0.36%     0.61%     0.36%
-----------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses               0.76%       1.51%     1.51%     1.01%
-----------------------------------------------------------------------------
Fee Waiver and/or Expense
    Reimbursements(5)                0.43%       0.43%     0.43%     0.43%
-----------------------------------------------------------------------------
Net Expenses(6)                      0.33%       1.08%     1.08%     0.58%
-----------------------------------------------------------------------------

                                                           Asset Allocation Strategy--Fee Table
-----------------------------------------------------------------------------------------------------------------------
                                             Fifth Third LifeModel                      Fifth Third LifeModel
                                          Moderately Aggressive Fund(SM)                  Moderate Fund(SM)
-----------------------------------------------------------------------------------------------------------------------
Class Name                            A           B         C      Advisor      A           B         C       Advisor
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Purchases                     5.00%(1,2)  None      None      3.25%(1)  5.00%(1,2)  None      None      3.25%(1)
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed on
    Reinvested Dividends             None        None      None      None      None        None      None      None
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred
    Sales Load                       None        5.00%(3)  1.00%(4)  None      None        5.00%(3)  1.00%(4)  None
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------
Management fees                      0.15%       0.15%     0.15%     0.15%     0.15%       0.15%     0.15%     0.15%
-----------------------------------------------------------------------------------------------------------------------
Distribution/Service
    (12b-1) fees                     0.25%       1.00%     0.75%     0.50%     0.25%       1.00%     0.75%     0.50%
-----------------------------------------------------------------------------------------------------------------------
Other expenses                       0.30%       0.30%     0.55%     0.30%     0.28%       0.28%     0.53%     0.28%
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses               0.70%       1.45%     1.45%     0.95%     0.68%       1.43%     1.43%     0.93%
-----------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense
    Reimbursements(5)                0.37%       0.37%     0.37%     0.37%     0.35%       0.35%     0.35%     0.35%
-----------------------------------------------------------------------------------------------------------------------
Net Expenses(6)                      0.33%       1.08%     1.08%     0.58%     0.33%       1.08%     1.08%     0.58%
-----------------------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5) The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through ________________, to limit total annual fund operating expenses for the LifeModel Aggressive Fund, the LifeModel Moderately Aggressive Fund and the LifeModel Moderate Fund to: 0.33% for Class A shares, 1.08% for Class B shares, 1.08% for Class C shares and 0.58% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Funds for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described herein.

(6) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Aggressive Fund are 1.10% for Class A, Class B, Class C and Advisor shares; of the LifeModel Moderately Aggressive Fund are 1.02% for Class A, Class B, Class C and Advisor shares; and of the LifeModel Moderate Fund are 0.96% for Class A, Class B, Class C and Advisor shares.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)                     Asset Allocation Strategy--Fee Table
------------------------------------------------------------------------------------------------------
                                                                     Fifth Third LifeModel
                                                                Moderately Conservative Fund(SM)
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C        Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          5.00%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management fees                                           0.15%       0.15%       0.15%       0.15%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.34%       0.34%       0.59%       0.34%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(5)                   0.74%       1.49%       1.49%       0.99%
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(5)               0.41%       0.41%       0.41%       0.41%
------------------------------------------------------------------------------------------------------
Net Expenses(6)                                           0.33%       1.08%       1.08%       0.58%
------------------------------------------------------------------------------------------------------

                                                              Asset Allocation Strategy--Fee Table
------------------------------------------------------------------------------------------------------
                                                                     Fifth Third LifeModel
                                                                     Conservative Fund(SM)
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C         Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          5.00%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management fees                                           0.15%       0.15%       0.15%       0.15%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.43%       0.43%       0.68%       0.43%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(5)                   0.83%       1.58%       1.58%       1.08%
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(5)               0.50%       0.50%       0.50%       0.50%
------------------------------------------------------------------------------------------------------
Net Expenses(6)                                           0.33%       1.08%       1.08%       0.58%
------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5) The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through ________________, to limit total annual fund operating expenses for the LifeModel Moderately Conservative Fund and the LifeModel Conservative Fund to: 0.33% for Class A shares, 1.08% for Class B shares, 1.08% for Class C shares and 0.58% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Funds for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described herein.

(6) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Moderately Conservative Fund are 0.92% for Class A, Class B, Class C and Advisor shares and of the LifeModel Conservative Fund are 0.85% for Class A, Class B, Class C and Advisor shares.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)                                            Strategic Income Strategy--Fee Table
-------------------------------------------------------------------------------------------------------------------------------
                                                                                            Fifth Third Strategic
                                                                                                 Income Fund*
-------------------------------------------------------------------------------------------------------------------------------
Class Name                                                                           A           B           C        Advisor
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                   5.00%(1,2)  None        None        3.25%(1)
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                        None        None        None        None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                        None        5.00%(3)    1.00%(4)    None
-------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                    1.00%       1.00%       1.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                                  0.25%       1.00%       0.75%       0.50%
-------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                     0.33%       0.33%       0.58%       0.33%
-------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                               1.58%       2.33%       2.33%       1.83%
-------------------------------------------------------------------------------------------------------------------------------


* In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.


(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------


Fee Tables
--------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)                       Specialty Strategy--Fee Table
------------------------------------------------------------------------------------------------------
                                                                         Fifth Third
                                                                    Dividend Growth Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C         Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          5.00%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           0.80%       0.80%       0.80%       0.80%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.94%       0.94%       1.19%       0.94%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.99%       2.74%       2.74%       2.24%
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements                  1.01%       1.01%       1.01%       1.01%
------------------------------------------------------------------------------------------------------
Net Expenses                                              0.98%       1.73%       1.73%       1.23%
------------------------------------------------------------------------------------------------------

                                                                Specialty Strategy--Fee Table
------------------------------------------------------------------------------------------------------
                                                                        Fifth Third
                                                                      Technology Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A            B           C        Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          5.00%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           1.00%       1.00%       1.00%       1.00%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.55%       0.55%       0.80%       0.55%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.80%       2.55%       2.55%       2.05%
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements                    --          --          --          --
------------------------------------------------------------------------------------------------------
Net Expenses                                                --          --          --          --
------------------------------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)                                                Specialty Strategy--Fee Table
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fifth Third
                                                                                           International Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
Class Name                                                                           A           B           C        Advisor
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                   5.00%(1,2)  None        None        3.25%(1)
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                                           None        None        None        None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                        None        5.00%(3)    1.00%(4)    None
-------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                    1.00%       1.00%       1.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                                  0.25%       1.00%       0.75%       0.50%
-------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                     0.42%       0.42%       0.67%       0.42%
-------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                               1.67%       2.42%       2.42%       1.92%
-------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements                                           0.07%(6)    0.07%(6)    0.07%(6)    0.07%(6)
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                       1.60%       2.35%       2.35%       1.85%
-------------------------------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Dividend Growth Fund to: 0.98% for Class A shares, 1.73% for Class B shares, 1.73% for Class C shares and 1.23% for Advisor Shares. These waivers and/or expense reimbursements will remain in effect until November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(6) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through _______________ to limit total annual fund operating expenses for the International Equity Fund to: 1.60% for Class A shares, 2.35% for Class B shares, 2.35% for Class C shares and 1.85% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the International Equity Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)                   Fixed Income Funds (Taxable)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                     Fifth Third High Yield
                                                                           Bond Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C         Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends
------------------------------------------------------------------------------------------------------
Maximum Deferred
    Sales Load
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees
------------------------------------------------------------------------------------------------------
Other expenses
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(6)
------------------------------------------------------------------------------------------------------
Net Expenses
------------------------------------------------------------------------------------------------------

                                                            Fixed Income Funds (Taxable)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                          Fifth Third
                                                                           Bond Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A            B           C        Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          4.75%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred
    Sales Load                                            None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           0.60%       0.60%       0.60%       0.60%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.30%       0.30%       0.55%       0.30%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.15%       1.90%       1.90%       1.40%
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(6)               0.12%       0.12%       0.12%       0.12%
------------------------------------------------------------------------------------------------------
Net Expenses                                              1.03%       1.78%       1.78%       1.28%
------------------------------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)                                           Fixed Income Funds (Taxable)--Fee Table
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fifth Third
                                                                                             Intermediate Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
Class Name                                                                           A           B           C        Advisor
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                   3.50%(1,2)  None        None        2.00%(1)
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                                           None        None        None        None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
    Sales Load                                                                     None        5.00%(3)    1.00%(4)    None
-------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                    0.55%       0.55%       0.55%       0.55%
-------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                                  0.25%       1.00%       0.75%       0.50%
-------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                     0.26%       0.26%       0.51%       0.26%
-------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                               1.06%       1.81%       1.81%       1.31%
-------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(6)                                        0.05%       0.05%       0.05%       0.05%
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                       1.01%       1.76%(7)    1.76%       1.26%
-------------------------------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the U.S. Government Bond Fund to: 1.01% for Class A shares, 1.76% for Class C shares and 1.26% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

(6) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ________________ to limit total annual fund operating expenses for the Bond Fund to: 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares and 1.28% for Advisor shares; and for the Intermediate Bond Fund to: 1.01% for Class A shares, 1.76% for Class B shares, 1.76% for Class C shares and 1.26% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(7) The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Bond Fund to 1.01% for Class B shares. These waivers and/or expense reimbursements may be discontinued at any time.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------


Fee Tables
--------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)                           Fixed Income Funds (Taxable)--Fee Table
-------------------------------------------------------------------------------------------------------------------------
                                                             Fifth Third Short                  Fifth Third U.S.
                                                               Term Bond Fund                 Government Bond Fund
-------------------------------------------------------------------------------------------------------------------------
Class Name                                               A            C      Advisor        A            C      Advisor
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  Imposed on Purchases                                  3.50%(1,2)  None       2.00%(1)    4.75%(1,2)  None      3.25%(1)
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends                       None        None       None        None        None      None
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                             None        1.00%(4)   None        None        1.00%(4)  None
-------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------
Management Fees                                         0.50%       0.50%      0.50%       0.55%       0.55%     0.55%
-------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                       0.25%       0.75%      0.50%       0.25%       0.75%     0.50%
-------------------------------------------------------------------------------------------------------------------------
Other expenses                                          0.27%       0.52%      0.27%       0.36%       0.61%     0.36%
-------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                    1.02%       1.77%      1.27%       1.16%(5)    1.91%(5)  1.41%(5)
-------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(6)             0.04%       0.04%      0.04%         --          --        --
-------------------------------------------------------------------------------------------------------------------------
Net Expenses                                            0.98%       1.73%      1.23%         --          --        --
-------------------------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the U.S. Government Bond Fund to: 1.01% for Class A shares, 1.76% for Class C shares and 1.26% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

(6) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ________________ to limit total annual fund operating expenses for the Short Term Bond Fund to: 0.98% for Class A shares, 1.73% for Class C shares and 1.23% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(7) The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Bond Fund to 1.01% for Class B shares. These waivers and/or expense reimbursements may be discontinued at any time.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)                  Fixed Income Funds (Municipal)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                          Fifth Third
                                                                      Municipal Bond Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C         Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          4.75%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           0.55%       0.55%       0.55%       0.55%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.43%       0.43%       0.68%       0.43%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.23%       1.98%       1.98%       1.48%
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(8)               0.21%       0.21%       0.21%       0.21%
------------------------------------------------------------------------------------------------------
Net Expenses                                              1.02%       1.77%       1.77%       1.27%
------------------------------------------------------------------------------------------------------

                                                           Fixed Income Funds (Municipal)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                    Fifth Third Intermediate
                                                                      Municipal Bond Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A            B           C        Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          3.50%(1,2)  None        None        2.00%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           0.55%       0.55%       0.55%       0.55%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.29%       0.29%       0.54%       0.29%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.09%(5)    1.84%(5,6)  1.84%(5)    1.34%(5)
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(8)                 --          --          --          --
------------------------------------------------------------------------------------------------------
Net Expenses                                                --          --          --          --
------------------------------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)                  Fixed Income Funds (Municipal)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                        Fifth Third Ohio
                                                                      Municipal Bond Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A           B           C         Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          4.75%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           0.55%       0.55%       0.55%       0.55%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.31%       0.31%       0.56%       0.31%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.11%(7)    1.86%(7)    1.86%(7)    1.36%(7)
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(8)                 --          --          --          --
------------------------------------------------------------------------------------------------------
Net Expenses                                                --          --          --          --
------------------------------------------------------------------------------------------------------

                                                           Fixed Income Funds (Municipal)--Fee Table
------------------------------------------------------------------------------------------------------
                                                                      Fifth Third Michigan
                                                                      Municipal Bond Fund
------------------------------------------------------------------------------------------------------
Class Name                                                 A            B           C        Advisor
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          4.75%(1,2)  None        None        3.25%(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                                  None        None        None        None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None        5.00%(3)    1.00%(4)    None
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees                                           0.45%       0.45%       0.45%       0.45%
------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                         0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------
Other expenses                                            0.33%       0.33%       0.58%       0.33%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.03%       1.78%       1.78%       1.28%
------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(8)               0.10%       0.10%       0.10%       0.10%
------------------------------------------------------------------------------------------------------
Net Expenses                                              0.93%(9)    1.68%       1.68%       1.18%
------------------------------------------------------------------------------------------------------

(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Municipal Bond Fund to 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares and 1.12% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

(6) The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Municipal Bond Fund to 0.87% for Class B shares. These waivers and/or expense reimbursements may be discontinued at any time.

(7) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Ohio Municipal Bond Fund to: 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares and 1.28% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

(8) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ________________ to limit total annual fund operating expenses for the Municipal Bond Fund to: 1.02% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares and 1.27% for Advisor shares and for the Michigan Municipal Bond Fund to:
      0.93% for Class A shares, 1.68% for Class B shares, 1.68% for Class C shares and 1.18% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(9) The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Bond Fund to 0.83% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------------------
                                                          Fifth Third
                                                             Prime
                                                             Money
                                                          Market Fund
--------------------------------------------------------------------------------------
Class Name                                      A         B          C      Advisor
--------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Purchases                              None       None       None      None
--------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Reinvested Dividends                   None       None       None      None
--------------------------------------------------------------------------------------
Maximum Deferred
    Sales Load                                None       5.00%(1)   1.00%(2)  None
--------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
--------------------------------------------------------------------------------------
Management fees                               0.40%      0.40%      0.40%     0.40%
--------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees             0.25%      1.00%      0.75%     0.50%
--------------------------------------------------------------------------------------
Other expenses                                0.26%      0.26%      0.51%     0.26%
--------------------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses                        0.91%      1.66%       1.66%    1.16%
--------------------------------------------------------------------------------------
Fee Waiver and/or
    Expense Reimbursements                    0.12%(4)   0.12%(4)   0.12%(4)  0.12%(4)
--------------------------------------------------------------------------------------
Net Expenses                                  0.79%      1.54%      1.54%     1.04%
--------------------------------------------------------------------------------------

                                                       Money Market Funds--Fee Table
---------------------------------------------------------------------------------------------
                                               Fifth Third       Fifth Third      Fifth Third
                                               Government         Michigan         Municipal
                                                  Money        Municipal Money       Money
                                               Market Fund       Market Fund      Market Fund
---------------------------------------------------------------------------------------------
Class Name                                         A                 A                A
---------------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Purchases                                  None              None             None
---------------------------------------------------------------------------------------------
Maximum Sales Charge
    (Load) Imposed
    on Reinvested Dividends                       None              None             None
---------------------------------------------------------------------------------------------
Maximum Deferred
    Sales Load                                    None              None             None
---------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
---------------------------------------------------------------------------------------------
Management fees                                   0.40%             0.40%            0.50%
---------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                 0.25%             0.25%            0.25%
---------------------------------------------------------------------------------------------
Other expenses                                    0.27%             0.27%            0.30%
---------------------------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses                            0.92%(3)          0.92%            1.05%
---------------------------------------------------------------------------------------------
Fee Waiver and/or
    Expense Reimbursements                          --              0.13%(4)         0.42%(5)
---------------------------------------------------------------------------------------------
Net Expenses                                        --              0.79%(6)         0.63%
---------------------------------------------------------------------------------------------


(1) 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) The Fund's Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Government Money Market Fund to: 0.78% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.


(4) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ________________ to limit total annual fund operating expenses for the Prime Money Market Fund to: 0.79% for Class A shares, 1.54% for Class B shares, 1.54% for Class C shares and 1.04% for Advisor shares; and for the Michigan Municipal Money Market Fund to: 0.79% for Class A shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(5) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Money Market Fund to 0.63% for Class A shares. This waiver and/or expense reimbursement will remain in effect until ________________. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.


(6) The Funds' Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Money Market Fund to 0.70% for Class A shares. These waivers and/or expense reimbursements may be discontinued at any time.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Expense Examples
--------------------------------------------------------------------------------
Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Equity Funds (Growth Style)
---------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund                        1 Year    3 Years   5 Years    10 Years
---------------------------------------------------------------------------------------------------

   Class A Shares                                         $ 621    $   877    $ 1,152     $ 1,936
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 703    $   927    $ 1,278     $ 2,134
    Assuming no Redemption                                $ 203    $   627    $ 1,078     $ 2,134
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 303    $   627    $ 1,078     $ 2,327
    Assuming no Redemption                                $ 203    $   627    $ 1,078     $ 2,327
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Growth Fund                          1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 630    $   903    $ 1,197     $ 2,032
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 712    $   955    $ 1,324     $ 2,229
    Assuming no Redemption                                $ 212    $   655    $ 1,124     $ 2,229
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 312    $   655    $ 1,124     $ 2,421
    Assuming no Redemption                                $ 212    $   655    $ 1,124     $ 2,421
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                          1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 628    $   897    $ 1,187     $ 2,011
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 710    $   949    $ 1,314     $ 2,208
    Assuming no Redemption                                $ 210    $   649    $ 1,114     $ 2,208
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 310    $   649    $ 1,114     $ 2,400
    Assuming no Redemption                                $ 210    $   649    $ 1,114     $ 2,400
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Equity Funds (Core Style)
---------------------------------------------------------------------------------------------------
Fifth Third Large Cap Core Fund                          1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 613    $   877    $ 1,161     $ 1,969
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 695    $   928    $ 1,287     $ 2,167
    Assuming no Redemption                                $ 195    $   628    $ 1,087     $ 2,167
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 295    $   628    $ 1,087     $ 2,359
    Assuming no Redemption                                $ 195    $   628    $ 1,087     $ 2,359
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------


Equity Funds (Core Style) (continued)
---------------------------------------------------------------------------------------------------
Fifth Third Equity Index Fund                            1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 543    $   715    $   901     $ 1,440
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 621    $   761    $ 1,024     $ 1,643
    Assuming no Redemption                                $ 121    $   461    $   824     $ 1,643
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 221    $   461    $   824     $ 1,845
    Assuming no Redemption                                $ 121    $   461    $   824     $ 1,845
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Balanced Fund                                1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 633    $   915    $ 1,217     $ 2,075
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 716    $   967    $ 1,344     $ 2,271
    Assuming no Redemption                                $ 216    $   667    $ 1,144     $ 2,271
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 316    $   667    $ 1,144     $ 2,462
    Assuming no Redemption                                $ 216    $   667    $ 1,144     $ 2,462
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Equity Funds (Value Style)
---------------------------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund                         1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 653    $   974    $ 1,317     $ 2,284
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 736    $ 1,027    $ 1,445     $ 2,479
    Assuming no Redemption                                $ 236    $   727    $ 1,245     $ 2,479
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 336    $   727    $ 1,245     $ 2.666
    Assuming no Redemption                                $ 236    $   727    $ 1,245     $ 2,666
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Small Cap Value Fund                         1 Year    3 Years    5 Years     10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 645    $   982    $ 1,343     $ 2,354
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 728    $ 1,036    $ 1,471     $ 2,548
    Assuming no Redemption                                $ 228    $   736    $ 1,271     $ 2,548
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 328    $   736    $ 1,271     $ 2,734
    Assuming no Redemption                                $ 228    $   736    $ 1,271     $ 2,734
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Multi Cap Value Fund                         1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 650    $   965    $ 1,302     $ 2,253
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 733    $ 1,018    $ 1,430     $ 2,448
    Assuming no Redemption                                $ 233    $   718    $ 1,230     $ 2,448
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 333    $   718    $ 1,230     $ 2,636
    Assuming no Redemption                                $ 233    $   718    $ 1,230     $ 2,636
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Equity Funds (Value Style) (continued)
---------------------------------------------------------------------------------------------------
Fifth Third Disciplined Large Cap Value Fund             1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 628    $   897    $ 1,187     $ 2,011
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 710    $   949    $ 1,314     $ 2,208
    Assuming no Redemption                                $ 210    $   649    $ 1,114     $ 2,208
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 310    $   649    $ 1,114     $ 2,400
    Assuming no Redemption                                $ 210    $   649    $ 1,114     $ 2,400
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Asset Allocation Strategy
---------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Aggressive Fund(SM)          1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 532    $   690    $   861     $ 1,357
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 610    $   735    $   983     $ 1,561
    Assuming no Redemption                                $ 110    $   435    $   783     $ 1,561
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 210    $   435    $   783     $ 1,765
    Assuming no Redemption                                $ 110    $   435    $   783     $ 1,765
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Moderately Aggressive
 Fund(SM)                                                1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 532    $   677    $   835     $ 1,294
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 610    $   722    $   957     $ 1,499
    Assuming no Redemption                                $ 110    $   422    $   757     $ 1,499
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 210    $   422    $   757     $ 1,703
    Assuming no Redemption                                $ 110    $   422    $   757     $ 1,703
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Moderate Fund(SM)             1 Year    3 Years   5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 532    $   673    $   827     $ 1,273
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 610    $   718    $   948     $ 1,478
    Assuming no Redemption                                $ 110    $   418    $   748     $ 1,478
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 210    $   418    $   748     $ 1,683
    Assuming no Redemption                                $ 110    $   418    $   748     $ 1,683
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Shareholder Fees and Fund Expenses
---------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Moderately Conservative
  Fund(SM)                                               1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 532    $   686    $   852     $ 1,336
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 610    $   731    $   974     $ 1,540
    Assuming no Redemption                                $ 110    $   431    $   774     $ 1,540
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 210    $   431    $   774     $ 1,744
    Assuming no Redemption                                $ 110    $   431    $   774     $ 1,744
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Asset Allocation Strategy (continued)
---------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Conservative Fund(SM)        1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 532    $   704    $   891     $ 1,430
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 610    $   750    $ 1,013     $ 1,634
    Assuming no Redemption                                $ 110    $   450    $   813     $ 1,634
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 210    $   450    $   813     $ 1,836
    Assuming no Redemption                                $ 110    $   450    $   813     $ 1,836
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Strategic Income Strategy
---------------------------------------------------------------------------------------------------
Fifth Third Strategic Income Fund                        1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 653    $   974    $ 1,317     $ 2,284
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 736    $ 1,027    $ 1,445     $ 2,479
    Assuming no Redemption                                $ 236    $   727    $ 1,245     $ 2,479
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 336    $   727    $ 1,245     $ 2,666
    Assuming no Redemption                                $ 236    $   727    $ 1,245     $ 2,666
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Specialty Strategy
---------------------------------------------------------------------------------------------------
Fifth Third Dividend Growth Fund                         1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption
    Assuming no Redemption
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption
    Assuming no Redemption
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Technology Fund                              1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 674    $ 1,038    $ 1,426     $ 2,510
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 758    $ 1,093    $ 1,555     $ 2,702
    Assuming no Redemption                                $ 258    $   793    $ 1,355     $ 2,702
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 358    $   793    $ 1,355     $ 2,885
    Assuming no Redemption                                $ 258    $   793    $ 1,355     $ 2,885
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third International Equity Fund                    1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 655    $   994    $ 1,356     $ 2,372
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 738    $ 1,048    $ 1,484     $ 2,565
    Assuming no Redemption                                $ 238    $   748    $ 1,284     $ 2,565
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 338    $   748    $ 1,284     $ 2,751
    Assuming no Redemption                                $ 238    $   748    $ 1,284     $ 2,751
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------


Fixed Income Funds (Taxable)
---------------------------------------------------------------------------------------------------
Fifth Third High Yield Bond Fund                         1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption
    Assuming no Redemption
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption
    Assuming no Redemption
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Bond Fund                                    1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 575    $   812    $ 1,067     $ 1,796
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 681    $   885    $ 1,215     $ 2,017
    Assuming no Redemption                                $ 181    $   585    $ 1,015     $ 2,017
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 281    $   585    $ 1,015     $ 2,212
    Assuming no Redemption                                $ 181    $   585    $ 1,015     $ 2,212
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Intermediate Bond Fund                       1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 449    $   671    $   910     $ 1,594
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 679    $   865    $ 1,175     $ 1,925
    Assuming no Redemption                                $ 179    $   565    $   975     $ 1,925
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 279    $   565    $   975     $ 2,123
    Assuming no Redemption                                $ 179    $   565    $   975     $ 2,123
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Short Term Bond Fund                         1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 446    $   659    $   890     $ 1,551
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 276    $   553    $   956     $ 2,081
    Assuming no Redemption                                $ 176    $   553    $   956     $ 2,081
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third U.S. Government Bond Fund                    1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 588    $   826    $ 1,083     $ 1,817
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 294    $   600    $ 1,032     $ 2,233
    Assuming no Redemption                                $ 194    $   600    $ 1,032     $ 2,233
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Fixed Income Funds (Municipal)
---------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund                          1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 574    $   827    $ 1,099     $ 1,875
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 680    $   901    $ 1,248     $ 2,095
    Assuming no Redemption                                $ 180    $   601    $ 1,048     $ 2,095
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 280    $   601    $ 1,048     $ 2,289
    Assuming no Redemption                                $ 180    $   601    $ 1,048     $ 2,289
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------


Fixed Income Funds (Municipal) (continued)
---------------------------------------------------------------------------------------------------
Fifth Third Intermediate Municipal Bond Fund             1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 457    $   684    $   930     $ 1,632
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 687    $   879    $ 1,195     $ 1,962
    Assuming no Redemption                                $ 187    $   579    $   995     $ 1,962
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 287    $   579    $   995     $ 2,159
    Assuming no Redemption                                $ 187    $   579    $   995     $ 2,159
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Ohio Municipal Bond Fund                     1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 583    $   811    $ 1,058     $ 1,762
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 689    $   885    $ 1,206     $ 1,984
    Assuming no Redemption                                $ 189    $   585    $ 1,006     $ 1,984
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 289    $   585    $ 1,006     $ 2,180
    Assuming no Redemption                                $ 189    $   585    $ 1,006     $ 2,180
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal Bond Fund
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $ 565    $   778    $ 1,007     $ 1,666
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 671    $   851    $ 1,155     $ 1,889
    Assuming no Redemption                                $ 171    $   551    $   955     $ 1,889
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 271    $   551    $   955     $ 2,086
    Assuming no Redemption                                $ 171    $   551    $   955     $ 2,086
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------

Money Market Funds
---------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market Fund                      1 Year    3 Years    5 Years    10 Years
   Class A Shares                                         $  81    $   278    $   492     $ 1,109
---------------------------------------------------------------------------------------------------
   Class B Shares
    Assuming Redemption                                   $ 657    $   812    $ 1,091     $ 1,755
    Assuming no Redemption                                $ 157    $   512    $   891     $ 1,755
---------------------------------------------------------------------------------------------------
   Class C Shares
    Assuming Redemption                                   $ 257    $   512    $   891     $ 1,955
    Assuming no Redemption                                $ 157    $   512    $   891     $ 1,955
---------------------------------------------------------------------------------------------------
   Advisor Shares
---------------------------------------------------------------------------------------------------
Fifth Third Government Money Market Fund                 1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $  94    $   293    $   509     $ 1,131
---------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal Money Market Fund         1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $  81    $   280    $   497     $ 1,119
---------------------------------------------------------------------------------------------------
Fifth Third Municipal Money Market Fund                  1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
   Class A Shares                                         $  64    $   292    $   539     $ 1,245
---------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Growth Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Large Cap Core Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of companies with market capitalizations of any size.

The Disciplined Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.


The Dividend Growth Fund (formerly the Fifth Third Select Stock Fund), under normal circumstances, invests at least 80% of its assets in equity securities.


The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.


The High Yield Bond Fund, under normal circumstances, invests at least 80% of its assets in non-investment grade debt securities.


The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The U.S. Government Bond Fund (formerly the Fifth Third U.S. Government Securities Fund), under normal circumstances, invests at least 80% of its assets in U.S. Government bonds.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

The Intermediate Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bonds.

The Ohio Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond securities issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.

The Michigan Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions.

The Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.


The Michigan Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in Michigan municipal obligations, which consist of bonds, notes and commercial paper issued by the State of Michigan and its political subdivisions that are exempt from federal income taxes.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

Investment Practices
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor or Subadvisor. Each security and technique involves certain risks. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------


                                                                            Delayed                    Foreign        Non-U.S.
Fifth Third Funds                      Asset-Backed  Common  Convertible   Delivery/                   Currency    Traded-Foreign
Equity Funds                            Securities   Stock   Securities   When-Issueds  Derivatives  Transactions    Securities
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                               X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund            X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                        X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                      X                       X             X
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                   X          X          X            X             X            X              X
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                         X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                        X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                         X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                        X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                         X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                       X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund                             X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------

LifeModel Funds
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund
-----------------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                   X                     X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                        X                     X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                      X                     X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund            X                     X            X             X
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                X                     X            X             X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                         X                     X            X             X
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                    X                     X            X             X
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                        X                     X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                       X          X          X            X             X                           X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                   X                                  X             X
-----------------------------------------------------------------------------------------------------------------------------------

Money Market Funds
-----------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                X                                  X             X
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund             X                                  X             X
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund        X                                  X             X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                 X                                  X             X
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                     X                                  X             X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                              X
-----------------------------------------------------------------------------------------------------------------------------------



                                       Guaranteed    High-Yield/                Investment
Fifth Third Funds                      Investment    High-Risk/      Illiquid    Company    Investment
Equity Funds                           Contracts   Debt Securities  Securities  Securities  Grade Bonds
-----------------------------------------------------------------------------------------------------------
Balanced Fund                              X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund           X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Dividend Growth Fund                       X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Equity Index Fund                                                       X           X
-----------------------------------------------------------------------------------------------------------
International Equity Fund                  X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Large Cap Core Fund                        X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                       X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                        X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                      X             X           X            X
-----------------------------------------------------------------------------------------------------------
Quality Growth Fund                        X                            X           X            X
-----------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                      X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Small Cap Value Fund                       X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Technology Fund                            X              X             X           X            X
-----------------------------------------------------------------------------------------------------------

LifeModel Funds
-----------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund                                                           X
-----------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund                                                X
-----------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund                                                             X
-----------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund                                              X
-----------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund                                                         X
-----------------------------------------------------------------------------------------------------------

Fixed Income Funds
-----------------------------------------------------------------------------------------------------------
Bond Fund                                  X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
High Yield Bond Fund                       X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                     X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund           X                            X           X            X
-----------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund               X                            X           X            X
-----------------------------------------------------------------------------------------------------------
Municipal Bond Fund                        X                            X           X            X
-----------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                   X                            X           X            X
-----------------------------------------------------------------------------------------------------------
Short Term Bond Fund                       X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
Strategic Income Fund                      X              X             X           X            X
-----------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                               X           X            X
-----------------------------------------------------------------------------------------------------------

Money Market Funds
-----------------------------------------------------------------------------------------------------------
Government Money Market Fund               X                            X           X            X
-----------------------------------------------------------------------------------------------------------
Institutional Money Market Fund            X                            X           X            X
-----------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                                    X           X            X
-----------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                             X           X            X
-----------------------------------------------------------------------------------------------------------
Prime Money Market Fund                    X                            X           X            X
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                     X
-----------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------


                                                          Money                       Mortagage                        Real Estate
Fifth Third Funds                            Loan         Market     Mortagage-Backed  Dollar   Municipal  Preferred    Investment
Equity Funds                           Participations  Instruments     Securities      Rolls   Securities   Stocks    Trusts (REITs)
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund             X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                         X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                           X
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                    X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                          X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                         X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                          X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                        X              X                                  X            X
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                          X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                        X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund                              X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------

LifeModel Funds
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund                                   X
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund                        X
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund                                     X
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund                      X
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund                                 X
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                    X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                         X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                       X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund             X              X              X             X         X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                 X              X              X             X         X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                          X              X              X             X         X
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                     X              X              X             X         X
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                         X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                        X              X              X             X         X          X            X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                   X              X             X         X
------------------------------------------------------------------------------------------------------------------------------------

Money Market Funds
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                 X              X              X                       X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund              X              X              X                       X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund         X              X              X                       X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                  X              X              X                       X
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                      X              X              X                       X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                             X
------------------------------------------------------------------------------------------------------------------------------------


                                                   Reverse   U.S. Traded                       Small and             U.S. Government
Fifth Third Funds                      Restricted Repurchase   Foreign   Securities Short-Term Micro Cap  Stripped       Agency
Equity Funds                           Securities Agreements Securities   Lending    Trading   Equities  Obligations   Securities
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                              X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund           X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                       X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                          X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                  X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                        X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                       X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                        X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                       X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                        X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                      X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                       X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund                            X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------

LifeModel Funds
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                  X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                       X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                     X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund           X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund               X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                        X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                   X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                       X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                      X          X           X          X          X          X          X             X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                  X          X                      X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------

Money Market Funds
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund               X                      X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund            X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund       X          X                      X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                X          X                      X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                    X          X           X          X          X                     X             X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund            X                                            X                     X             X
------------------------------------------------------------------------------------------------------------------------------------


                                                       Variable and
Fifth Third Funds                      U.S. Treasury   Floating Rate                Zero-Coupon
Equity Funds                            Obligations     Instruments    Warrants   Debt Obligations
-----------------------------------------------------------------------------------------------------
Balanced Fund                                X               X            X              X
-----------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund             X               X            X              X
-----------------------------------------------------------------------------------------------------
Dividend Growth Fund                         X               X            X              X
-----------------------------------------------------------------------------------------------------
Equity Index Fund                            X               X            X              X
-----------------------------------------------------------------------------------------------------
International Equity Fund                    X               X            X              X
-----------------------------------------------------------------------------------------------------
Large Cap Core Fund                          X               X            X              X
-----------------------------------------------------------------------------------------------------
Micro Cap Value Fund                         X               X            X              X
-----------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                          X               X            X              X
-----------------------------------------------------------------------------------------------------
Multi Cap Value Fund                         X               X            X              X
-----------------------------------------------------------------------------------------------------
Quality Growth Fund                          X               X            X              X
-----------------------------------------------------------------------------------------------------
Small Cap Growth Fund                        X               X            X              X
-----------------------------------------------------------------------------------------------------
Small Cap Value Fund                         X               X            X              X
-----------------------------------------------------------------------------------------------------
Technology Fund                              X               X            X              X
-----------------------------------------------------------------------------------------------------

LifeModel Funds
-----------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund
-----------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund
-----------------------------------------------------------------------------------------------------
LifeModel Moderate Fund
-----------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund
-----------------------------------------------------------------------------------------------------
LifeModel Conservative Fund
-----------------------------------------------------------------------------------------------------

Fixed Income Funds
-----------------------------------------------------------------------------------------------------
Bond Fund                                    X               X                           X
-----------------------------------------------------------------------------------------------------
High Yield Bond Fund                         X               X                           X
-----------------------------------------------------------------------------------------------------
Intermediate Bond Fund                       X               X                           X
-----------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund             X               X                           X
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                 X               X                           X
-----------------------------------------------------------------------------------------------------
Municipal Bond Fund                          X               X                           X
-----------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                     X               X                           X
-----------------------------------------------------------------------------------------------------
Short Term Bond Fund                         X               X                           X
-----------------------------------------------------------------------------------------------------
Strategic Income Fund                        X               X            X              X
-----------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                    X               X                           X
-----------------------------------------------------------------------------------------------------

Money Market Funds
-----------------------------------------------------------------------------------------------------
Government Money Market Fund                 X               X                           X
-----------------------------------------------------------------------------------------------------
Institutional Money Market Fund              X               X                           X
-----------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund         X               X                           X
-----------------------------------------------------------------------------------------------------
Municipal Money Market Fund                  X               X                           X
-----------------------------------------------------------------------------------------------------
Prime Money Market Fund                      X               X                           X
-----------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund              X                                           X
-----------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------


Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Common Stock: Shares of ownership of a company.


Convertible Securities: Bonds or preferred stock that convert to common stock.


Delayed Delivery Transactions/Forward Commitments/When-Issueds: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

      Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these securities. In addition, the following Funds may only buy or sell listed put options on financial futures contracts or buy or sell listed call options or over-the-counter call options on futures contracts: Micro Cap Value Fund, Multi Cap Value Fund, and Strategic Income Fund.

      Custody Receipts: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

      Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these.

      Stock-Index Options: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds, Bond Funds, and Dividend Growth Fund may not invest in these.

      Structured Notes: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

      Swaps and Swaptions: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

Foreign Currency Transactions: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

Foreign Securities--Non-U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

Foreign Securities--U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

      American Depositary Receipts ("ADRs"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

      Yankee Bonds and Similar Debt Obligations: U.S.-dollar denominated bonds issued by foreign corporations or governments.

            Canada Bonds: Issued by Canadian provinces.

            Sovereign Bonds: Issued by the government of a foreign country.

            Supranational Bonds: Issued by supranational entities, such as the World Bank and European Investment Bank.

Guaranteed Investment Contracts: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------


High-Yield/High-Risk/Debt Securities: High-yield/high-risk/debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Investment Company Securities: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

      Bear Funds: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

      Closed-End Funds: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

      Exchange-Traded Funds ("ETFs"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). Ishares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

      Leveraged Funds: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

Investment Grade Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

Loan Participations: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

Money Market Instruments: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

      Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

      Certificates of Deposit: Negotiable instruments with a stated maturity.

      Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

      Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

      Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

      Collateralized Mortgage Obligations: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Mortgage Dollar Rolls: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

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--------------------------------------------------------------------------------


Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

      Stand-by Commitments: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Real Estate Investment Trusts ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33(1)1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

Short-Term Trading: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

Small and Micro Cap Equities: Equity securities of companies with market capitalizations within or lower than those included in the S&P Small Cap 600 Index(R) (whose market capitalization range is generally between $23 million and $2.6 billion).

Stripped Obligations: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Zero-Coupon Debt Obligations: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.



98
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--------------------------------------------------------------------------------

Investment Risks
--------------------------------------------------------------------------------


Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk:
American depository receipts (ADRs), foreign currency transactions, foreign securities, and Yankee bonds and similar debt obligations.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse purchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.



                                                                              99
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Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse purchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

Smaller Company Risk. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and Micro Cap Equities are subject to smaller company risk.

Tax Risk. The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.



100
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--------------------------------------------------------------------------------

Investment Policies of the Underlying Funds
--------------------------------------------------------------------------------
The following is a brief description of the principal investment policies of the Institutional Money Market Fund and the U.S. Treasury Money Market Fund, two underlying Funds of the LifeModel Funds whose policies are not otherwise described in this Prospectus.

Institutional Money Market Fund

The Fund's fundamental investment objective is current income from short-term securities consistent with the stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will be able to do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

U.S. Treasury Money Market Fund

The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.


The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in securities.



                                                                             101
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Fund Management
--------------------------------------------------------------------------------


Investment Advisor and Subadvisors
--------------------------------------------------------------------------------
Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund. Fort Washington Investment Advisors, Inc. ("Fort Washington"), 420 East Fourth Street, Cincinnati, OH 45202-4133, serves as investment subadvisor to Fifth Third High Yield Bond Fund. Fort Washington has been a registered investment advisor since September 1990. Subject to the Advisor's review or review of the Board of Trustees of the Trust, or both, Fort Washington makes the daily decisions regarding buying and selling specific securities for the High Yield Bond Fund, according to the High Yield Bond Fund's investment goals and strategies.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of June 30, 2005, Fifth Third Asset Management, Inc. had approximately $__ billion of assets under management, including approximately $__ billion of assets in the Fifth Third Funds. As of ____________, MSIM, together with its affiliated institutional asset management companies, had approximately $___ billion of assets under management, including approximately $___ billion of assets held by mutual funds (including sub-advisory relationships). As of _______, Fort Washington had approximately $_____ of assets under management.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time prior approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.



102
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--------------------------------------------------------------------------------
                                                                    Specialty
                                                                     Strategy
--------------------------------------------------------------------------------

Dividend Growth Strategy

Related Performance of the Investment Advisor

The table below sets forth the performance data relating to the historical performance of all fully discretionary, tax-exempt, fee-paying separate accounts greater than $1 million managed by the Advisor and its predecessor, since the dates indicated, that have substantially similar investment objectives, policies, strategies and risks to the Fifth Third Dividend Growth Fund. The Advisor has offered institutional and high net worth clients a dividend growth strategy for more than 15 years. These composites are provided to illustrate the performance of the Advisor in managing accounts substantially similar to the Fund. These composites do not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Advisor.

The annual composite performance was computed by geometrically linking quarterly composite rates of return for periods January 1, 1995 -- December 31, 2001 and monthly composite rates of return thereafter. All returns reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). In addition, all returns are net of trading commissions and assume the reinvestment of dividends and capital gains.

The separately managed accounts include institutional separate accounts, collective funds and common funds managed by the Advisor, but do not include retail or personal accounts managed by affiliates of the Advisor. The separately managed accounts were not subject to the same types of expenses to which the Fund is subject, nor to the specific tax restrictions, investment limitations, or diversification requirements imposed on the Fund by the Investment Company Act. Consequently, the performance results for the separately managed accounts could have been adversely affected if the separately managed accounts had been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Dividend Growth Composite and Benchmark Performance Comparison(1)
--------------------------------------------------------------------------------
Fifth Third Dividend Growth Composite vs. S&P 500 Index
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Div Growth Comp    S&P Growth
                  $10,000.0         $10,000
1995     Q1       $10,942.4         $10,973
         Q2       $11,589.3         $12,021
         Q3       $12,272.0         $12,976
         Q4       $13,061.1         $13,758
1996     Q1       $13,592.0         $14,496
         Q2       $14,042.7         $15,146
         Q3       $14,864.3         $15,615
         Q4       $15,845.3         $16,916
1997     Q1       $16,245.8         $17,370
         Q2       $19,385.4         $20,402
         Q3       $20,573.9         $21,930
         Q4       $22,847.6         $22,560
1998     Q1       $25,796.7         $25,707
         Q2       $25,671.1         $26,556
         Q3       $24,034.4         $23,915
         Q4       $28,199.4         $29,008
1999     Q1       $28,025.5         $30,453
         Q2       $29,181.4         $32,599
         Q3       $26,916.0         $30,563
         Q4       $29,068.5         $35,111
2000     Q1       $27,548.8         $35,916
         Q2       $29,707.9         $34,962
         Q3       $31,668.5         $34,624
         Q4       $34,128.4         $31,914
2001     Q1       $30,293.5         $28,131
         Q2       $31,116.5         $29,777
         Q3       $29,051.8         $25,407
         Q4       $31,041.7         $28,108
2002     Q1       $32,297.2         $28,198
         Q2       $29,309.5         $24,421
         Q3       $26,645.1         $20,202
         Q4       $27,916.9         $21,907
2003     Q1       $26,794.5         $21,217
         Q2       $29,100.5         $24,482
         Q3       $29,650.1         $25,130
         Q4       $32,548.0         $28,190
2004     Q1       $32,821.6         $28,667
         Q2       $34,155.6         $29,161
         Q3       $34,013.2         $28,616
         Q4       $36,173.1         $31,257

Average Annual Total Returns
1/1/95 -- 12/31/04

                                       Return
-- Dividend Growth Composite(1),(2)    13.72%
-- S&P 500 Index(3)                    12.07%

-------------------------------------------------------------------------------------------------
Annual Returns -- Dividend Growth Composite vs. S&P 500 Index
-------------------------------------------------------------------------------------------------
Dividend          1995    1996    1997    1998    1999    2000    2001     2002     2003    2004
Growth           --------------------------------------------------------------------------------
Composite(1),(2) 30.61%  21.31%  44.19%  23.42%   3.08%  17.40%   -9.04%  -10.06%  16.58%  11.13%
-------------------------------------------------------------------------------------------------
S&P 500
Index(3)         37.58%  22.96%  33.36%  28.58%  21.04%  -9.11%  -11.88%  -22.10%  28.68%  10.88%

-------------------------------------------------------------------------------------------------
Average Annual Total Returns(4)                 June 2005      --------- AS OF 12/31/04 ---------
                                               Year-to-Date      1 Year     5 Years     10 Years
-------------------------------------------------------------------------------------------------
Dividend Growth Composite(1),(2)                  -4.02%         11.13%      4.47%       13.72%
-------------------------------------------------------------------------------------------------
S&P 500 Index(3)                                  -0.81%         10.88%     -2.30%       12.07%
-------------------------------------------------------------------------------------------------

(1) These composites are provided to illustrate the past performance of the Advisor in managing accounts substantially similar to the Dividend Growth Fund. These composites do not represent the performance of the Dividend Growth Fund. You should not consider this performance data as an indication of the future performance of the Dividend Growth Fund or the Advisor.

(2) Performance numbers reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). As a result, the performance of the Dividend Growth Composite presented herein will not match the performance of the composite in instances where actual fees are applied.

(3) The S&P 500 Index is a broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks.

(4) Annualized total returns from January 1, 1995 to December 31, 2004. Returns of less than one year are not annualized.

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--------------------------------------------------------------------------------
                                                                     Specialty
                                                                     Strategy
--------------------------------------------------------------------------------
The Fifth Third Dividend Growth Strategy

|_| The portfolio management team focuses on five key areas as they implement the Dividend Growth Strategy for clients:

      1. Quantitative screens are conducted to identify high-quality companies that meet market capitalization targets

      2. Dividend and Earnings Rankings are evaluated and the prospect for a continuation of superior earnings and dividend growth is assessed for each company

      3. An extensive analysis of company fundamentals and historical valuations is completed

      4. Risk factors of the portfolio are evaluated and controls are maintained

      5.    A consistent sell strategy is implemented

|_| A disciplined investment process seeks to provide investors with capital appreciation, less portfolio volatility than the stock market as a whole, and regular income for those investors seeking income

--------------------------------------------------------------------------------
                               KEY AREAS OF FOCUS
--------------------------------------------------------------------------------

|_|   Quantitative Screens

      Produces a list of stocks that have specific market capitalization requirements and meet the desired financial strength criteria of fund managers

|_|   Dividend and Earnings Rankings

      FTAM's portfolio management team ranks each company based on the quality of the earnings and dividends, and prospects for increasing dividends

|_|   Fundamental Analysis

      Portfolio managers evaluate the business model of each company, the quality of management, competitive advantages, historical profitability and securities valuation, and prospects for the future

|_|   Risk Controls

      Individual portfolio positions and sector allocations are closely monitored to control risk in the portfolio

|_|   Sell Discipline

      A highly disciplined sell strategy typically results in the sale of the stock when the company experiences a deceleration in earnings or dividend growth, or a change in its dividend policy

--------------------------------------------------------------------------------
                                                                    Specialty
                                                                    Strategy
--------------------------------------------------------------------------------

Dividend Growth Strategy

Portfolio Building Process

|_| The five key areas of focus lead to a disciplined portfolio building process

|_| Objective quantitative screens reduce the universe of stocks to the 1000 that have a market capitalization greater than $2 billion and high financial strength ratings

|_| Dividend and earnings screens identify approximately 125-150 companies with the best history of dividend growth and earnings stability

|_| The portfolio management team performs fundamental analyses to evaluate companies' business models, quality of management, competitive advantages and profitability trends.

|_| A portfolio of about 35 -- 65 stocks is built based on certain risk controls, including sector exposure and valuations

Past performance is no guarantee of future results.

Indexes are unmanaged and investors cannot invest directly in an index. Index returns do not reflect any fees, expenses or sales charges associated with mutual fund investing.

Stocks tend to be more volatile than other types of investments, but generally provide greater return potential.

Quantitative Screen: Monitor List of 1000 Companies

|_| Identify companies with a market capitalization over $2 billion that meet specific financial strength criteria

Goal: A universe of large-cap and mid-cap companies with a proven history of financial strength

Establish Focus List of 125 -- 150 companies with consistent dividends and earnings histories

|_|   Conduct S&P dividends and earnings growth screen

|_|   Analyze dividend history

      -     Must be currently paying dividends

      -     Meet minimum dividend payment frequency requirements

      -     Dividend growth rate must be greater than that of the S&P 500 Index

|_|   Evaluate company earnings and assess prospects for future growth

Goal: A list of companies with superior historical dividend growth rates relative to the S&P 500 Index and strong earnings growth potential

Fundamental Analysis attempts to identify companies with continued earnings and dividend growth prospects

|_|   Business model

|_|   Quality of management

|_|   Competitive advantages

|_|   Profitability trends

|_|   Evaluate Wall Street and In-house analyst research

Goal: A "short list" of high-quality companies, each of which is well positioned against its competitors for superior dividend growth

Select Stocks for the Portfolio

|_| Select list of stocks with the greatest earnings and dividend growth potential

|_| Analyze current economic conditions and future prospects by business sector

|_|   Evaluate and adjust holdings as fundamentals and valuations change

Goal: A portfolio of dividend growth stocks that we believe have the greatest potential to provide capital appreciation and an increasing stream of income to shareholders - appropriately diversified among business sectors

                                                                      HIGH YIELD
                                                                         BOND
                                                                       STRATEGY

HIGH YIELD BOND STRATEGY


RELATED PERFORMANCE OF THE INVESTMENT SUBADVISOR

Portfolios in this composite include cash, cash equivalents, investment securities, interest and dividends. Investment performance of segments of balanced portfolios, which are separately managed, are also included in the composite. Cash is maintained, within each separately managed account segment, in accordance with our asset allocation ratio. All fee paying, fully discretionary portfolios, managed in the High Yield Fixed-Income style, with a minimum of $20 million under our management, are included in this composite. The U.S. dollar is the base currency. Composite returns are reported net of management fees and transaction costs, and include realized and unrealized gains and losses as well as the reinvestment of all dividend and interest income. Trade date accounting is used when calculating performance and individual portfolio returns are calculated on a daily valuation basis. Prior to January 1, 1997, individual portfolio returns were calculated on a monthly basis using a time-weighted return method. A fee of __% was applied to the accounts in the composite. The benchmark for this composite is the Merrill Lynch High Yield Master. This benchmark return includes interest income, but as an unmanaged fixed-income index, it does not include transaction fees (brokerage commissions), and no direct comparison is possible. This benchmark is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. Past performance is not indicative of future results.

Annual Returns -- High Yield Bond Composite vs. Merrill Lynch High Yield Master
                                                                                                                   YTD
               1994*     1995     1996     1997    1998    1999    2000     2001     2002     2003     2004    6/30/05
HIGH YIELD
BOND
COMPOSITE
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH
HIGH YIELD
MASTER

                                                                          AS OF 6/30/05
AVERAGE ANNUAL TOTAL RETURNS                          1 Year     3 Years    5 Years   10 Years      Since
                                                                                                  Inception
HIGH YIELD BOND COMPOSITE (NET OF FEES)
-----------------------------------------------------------------------------------------------------------
MERRILL LYNCH HIGH YIELD MASTER

THE SUBADVISOR'S HIGH YIELD BOND STRATEGY

o The Subadvisor's portfolio management team focuses on five key areas as they implement the High Yield Bond Strategy for clients

          1. Alignment of Risk and Return is used to form the philosophy and process to select the credit types that have had the best historical risk-adjusted return

          2. A Full Market Cycle Orientation is designed to outperform the benchmark over the long term. Excluding the lowest rated issues has historically reduced the volatility of the portfolio, while not inhibiting performance

          3. Industry Bias is used to overweight industries with favorable characteristics and underweight those that are less favorable

          4. Issue Selection identifies bonds that are backed by companies with a strong management, prudent and flexible capital structure and an ability to generate free cash flow

          5.   A consistent and diligent sell strategy is implemented

o A disciplined investment process seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration



                               KEY AREAS OF FOCUS

o    Alignment of Risk and Return

     Assesses the risk-adjusted return for each credit level to determine which level has the best risk-return relationship o Full Market Cycle Orientation Seeks a portfolio of securities that has the potential to outperform over an entire market cycle, including strong markets, moderate markets, and weak markets. The goal is to manage volatility and provide competitive returns over the long term

o    Industry Bias Analysis

     Identifies and overweights industries that have a history of stable and predictable cash flow, consistent product demand, stable pricing and conservative accounting practices. Typically underweights those with more speculative business models, potential for aggressive accounting practices and cyclical tendencies

o    Individual Security Selection

     Evaluates company management, capital structure, liquidity and income statements to find the securities that managers believe provide the best risk-return relationship

o    Sell Discipline

     Considers selling securities when:
     - Companies become cash users instead of cash generators
     - Access to capital becomes questionable
     - Management adversely alters strategy
     - Risk-return relationship becomes inappropriate

                                  Alignment of
                                    Risk and
                                     Return


                                   HIGH YIELD                   Full Market
    Sell Discipline                   BOND                         Cycle
                                    STRATEGY                    Orientation



                  Individual                     Industry Bias
                   Security                        Analysis
                  Selection


PORTFOLIO BUILDING PROCESS

o The five key areas of focus lead to a disciplined portfolio building process

o The process narrows the universe of available securities into a group of issues with attractive risk-return relationships

o Initial "top-down" steps manage risk while final "bottom-up" issue selection step provides the potential for outperforming peers and the benchmark

o Rigorous bottom-up security selection is performed by the Subadvisor's team of credit analysts and is the core competency of the process

o Diversification is achieved with portfolios generally holding 90 to 120 securities across multiple industries. The portfolios have an overall emphasis on higher rated securities, which are continuously monitored for any signs of deterioration

o Objective is a return profile that outperforms over a full market cycle and has less volatility


INDUSTRY BIAS ANALYSIS: OVERWEIGHT OR UNDERWEIGHT PARTICULAR INDUSTRIES

o Identify those sectors that are considered "stable" - predictable cash flows, stable pricing, mature industries, consistent product demand

o Underweight those sectors that have more speculative characteristics - cyclical in nature, aggressive accounting practices, excess volatility

GOAL: A universe of below-investment grade securities in "stable" industries


PORTFOLIO RISK MANAGEMENT ANALYSIS

o    Evaluate Macroeconomic and Regulatory Outlook

     - Analyze the macroeconomic and legislative environment, including the outlook for GDP growth, consumer confidence, inflation and anticipated Fed activity

     - Determine if any factors may have an impact on the fixed-income market or specific industries

o    Eliminate unattractive security types

     -    Select issues that meet size and rating criteria

     - Avoid triple-C rated securities because of their inappropriate risk-return trade-off

     - Avoid deferred pay securities, as they tend to be issued by companies that do not generate cash flow

GOAL: A universe of securities from the higher quality, more stable segments of the high yield market which have offered the best return for the level of risk


ISSUE SELECTION: RIGOROUS BOTTOM-UP CREDIT SELECTION PROCESS

o    Identify key attributes that contribute to a high risk-return relationship

     -    Solid market position and stable to improving trends

     - Strong asset coverage that can reduce losses in the event of a deteriorating credit profile

     -    Ability to generate cash flow to reduce debt for de-leveraging

     -    Exceptional and accessible management.

o The fixed-income credit analysts research leverage ratios, capital structure, maturity schedules, liquidity and covenant packages

o Utilize external research, including Wall Street research reports, annual reports, 10Ks, and 10Qs

GOAL: : A portfolio of higher rated, high yield securities that is believed to have a favorable risk return profile and has the potential to outperform over a full market cycle

Fund Management
--------------------------------------------------------------------------------


The management and subadvisory fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2005 are as follows:

                                                          As a percentage of
                                                          average net assets
--------------------------------------------------------------------------------
Small Cap Growth Fund                                            0.70%
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                              0.80%
--------------------------------------------------------------------------------
Quality Growth Fund                                              0.80%
--------------------------------------------------------------------------------
Large Cap Core Fund                                              0.70%
--------------------------------------------------------------------------------
Equity Index Fund                                                0.14%
--------------------------------------------------------------------------------
Balanced Fund                                                    0.80%
--------------------------------------------------------------------------------
Micro Cap Value Fund                                             1.00%
--------------------------------------------------------------------------------
Small Cap Value Fund                                             0.90%
--------------------------------------------------------------------------------
Multi Cap Value Fund                                             1.00%
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                                 0.80%
--------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                                    0.03%
--------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)                         0.03%
--------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                                      0.03%
--------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)                       0.03%
--------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                                  0.03%
--------------------------------------------------------------------------------
Strategic Income Fund                                            1.00%
--------------------------------------------------------------------------------
Dividend Growth Fund (formerly the Select Stock Fund)            0.80%
--------------------------------------------------------------------------------
Technology Fund                                                  1.00%
--------------------------------------------------------------------------------
International Equity Fund(1)                                     1.00%
--------------------------------------------------------------------------------
High Yield Bond Fund(2)                                           --
--------------------------------------------------------------------------------
Bond Fund                                                        0.60%
--------------------------------------------------------------------------------
Intermediate Bond Fund                                           0.55%
--------------------------------------------------------------------------------
Short Term Bond Fund                                             0.50%
--------------------------------------------------------------------------------
U.S. Government Bond Fund                                        0.44%
--------------------------------------------------------------------------------
Municipal Bond Fund                                              0.55%
--------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                 0.55%
--------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                         0.55%
--------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                     0.45%
--------------------------------------------------------------------------------
Prime Money Market Fund                                          0.40%
--------------------------------------------------------------------------------
Government Money Market Fund                                     0.40%
--------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                             0.40%
--------------------------------------------------------------------------------
Municipal Money Market Fund                                      0.22%
--------------------------------------------------------------------------------

(1)   The Advisor paid a portion of this fee to the Fund's subadvisor.

(2) High Yield Bond Fund has not commenced operations as of the date of this prospectus. Once High Yield Bond Fund commences operations, it will pay an annual management fee of 0.70% of its average net assets.

Fund Management
--------------------------------------------------------------------------------

Portfolio Managers
--------------------------------------------------------------------------------
Fifth Third Asset Management, Inc.


John E. Augustine has been portfolio manager for the Fifth Third LifeModel Funds(SM) since their inception in August 2002, and is the Chief Investment Strategist for Fifth Third Asset Management, Inc. He joined Fifth Third Bank in 1998 as a Senior Portfolio Manager for both equity and fixed income clients. Previously, he spent four years with Star Bank as a portfolio manager, three years with Heritage Trust & Asset Management, and two years with IDS Financial Services. He is a member of the Fifth Third Asset Management Investment Policy Committee, Investment Strategy Team, Alternative Investments Team, and has over 15 years of portfolio management experience. He holds the professional designation of Chartered Financial Analyst. Mr. Augustine is a graduate of the Ohio State University and the Midwest Bankers Association Trust School. He is a former president and board member for the Dayton Society of Financial Analysts; is on the University of Dayton - Flyer Investment Advisory Board; and is a part-time business professor in the graduate school at the University of Dayton.

Scott A. Billeadeau has been the portfolio manager of the Fifth Third Mid Cap Growth Fund since June 2003, of the Fifth Third Small Cap Growth Fund since February 2005, and of the Fifth Third Technology Fund since November 2003. Mr. Billeadeau is a Director of Mid Cap/Small Cap Growth Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

John L. Cassady III has been the portfolio manager of the Fifth Third Bond Fund since November 1996, the Fifth Third Intermediate Bond Fund since November 1996, the Fifth Third U.S. Government Bond Fund since October 2001, and of the Fifth Third Balanced Fund (fixed income portion) since August 2002. Mr. Cassady is a Senior Portfolio Manager - Taxable Fixed Income for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over sixteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in Industrial Management from the Georgia Institute of Technology. He is currently a member of the West Michigan Chapter of the Investment Analysts Society of Chicago.

Steven E. Folker has been the portfolio manager of the Fifth Third Quality Growth Fund since February 1993. Currently, he is the Managing Director of Growth Strategies for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over twenty five years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S. - Business in Finance, Investments & Banking from the University of Wisconsin.

Martin E. Hargrave has been the portfolio manager of the Fifth Third Mid Cap Growth Fund since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

Michael M. Hays has been the portfolio manager of the Fifth Third Small Cap Value Fund since inception in February 2003. Mr. Hays is the Director of Small Cap Value Strategies for Fifth Third Asset Management, Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has over twenty seven years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

Fund Management
--------------------------------------------------------------------------------

John P. Hoeting has been the portfolio manager of the Fifth Third taxable money market funds since February 2000 and the portfolio manager of the Fifth Third Short Term Bond Fund since April 2004. Prior to joining Fifth Third Asset Management, Inc. in February 2000, he spent nearly 3 years as a research analyst and money market portfolio manager with Ft. Washington Investment Advisors, and its predecessor Countrywide Investments. Mr. Hoeting has over twelve years of experience as a research analyst and portfolio manager. Mr. Hoeting earned a BS in Finance from the University of Dayton and earned the Chartered Financial Analyst designation in 1997. Mr. Hoeting is a member of AIMR and the Cincinnati Society of Financial Analysts.

Eric J. Holmes has been the portfolio manager for the Fifth Third Micro Cap Value Fund since April 2005. Mr. Holmes is an Analyst of Value Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over nine years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in Finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998 and is a member of the Cleveland Society of Security Analysts.

James R. Kirk has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002 and of the Fifth Third Multi Cap Value Fund since April 2005. He is a Director of Large Cap Value Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the chief investment officer for National City Bank's Private Investment Advisors Group. Prior to his association with National City, Mr. Kirk was the President and Chief Investment Officer of Society Asset Management, a subsidiary of KeyCorp. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over thirty two years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation and is a member and past president of the Cleveland Society of Security Analysts.

Peter M. Klein has been the portfolio manager of the Fifth Third Multi Cap Value Fund since January 2003. Mr. Klein is a Senior Portfolio Manager of Value Strategies for Fifth Third Asset Management, Inc. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over twenty three years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

Mark Koenig has been the portfolio manager of the Fifth Third Large Cap Core Fund and the Fifth Third Equity Index Fund since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD DIVIDEND GROWTH FUND and the FIFTH THIRD STRATEGIC INCOME FUND since September 15, 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

Peter Kwiatkowski has been the portfolio manager of the Fifth Third Strategic Income Fund since February 2005 and portfolio manager of the Fifth Third Dividend Growth Fund since August 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

Fund Management
--------------------------------------------------------------------------------

Mary Jane Matts has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A., cum laude and with honors, in Economics from Kenyon College and an M.B.A. from Case Western Reserve University. She is a CFA.

Michael J. Martin has been the portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since November 1997, of the Fifth Third Michigan Municipal Bond Fund since January 1995, and of the Fifth Third Ohio Municipal Bond Fund since October 2001. Mr. Martin is the Managing Director of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over eleven years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Mirko M. Mikelic has been a portfolio manager of the Fifth Third Bond Fund since April 2005 and of the Fifth Third U.S. Government Bond Fund since November 2004. Mr. Mikelic joined Fifth Third Asset Management, Inc. as a Senior Analyst - Fixed Income in June 2003. Prior to joining Fifth Third, Mr. Mikelic was an international equity analyst at ReachCapital Management in Harrison, NY and wrote research reports for CCN LLC. Prior to CCN, Mr. Mikelic spent 3 years at Credit Suisse First Boston/DLJ where he was part of the Liability Management desk. Additionally, he worked in a mortgage sales capacity with many of the largest fixed income managers globally. Previous to DLJ, Mr. Mikelic spent two years with Morgan Stanley as a Fixed Income Associate on the Mortgage Research & Trading desks. Mr. Mikelic received a BA degree in Chemistry/Physics at Kalamazoo College as well as a BSEE from Wayne State University. Mr. Mikelic also completed an MA in International Political Economy/Relations and later an MBA in Analytic Finance and Accounting from the University of Chicago. In between his MA and MBA, Mr. Mikelic was a consultant for Information Resources, designing multidimensional OLAP databases.

Daniel O'Neill has been the portfolio manager of the Fifth Third Small Cap Value Fund and the Fifth Third Micro Cap Value Fund since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

Daniel C. Popowics has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since September 2002. He joined Fifth Third Bank in 1999 and is currently an Analyst for Core Strategies with Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a manager with Fidelity investments and then spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples, Consumer Discretionary and Health Care industries . Mr. Popowics is a graduate of Duke University and earned an MBA in Finance from Rensselaer Polytechnic Institute.

Sarah M. Quirk has been the portfolio manager for the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since May 1998, and of the Fifth Third Ohio Municipal Bond Fund since May 2005. Ms. Quirk is a Senior Portfolio Manager of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over twenty one years of investment experience. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in January 1998, Ms. Quirk managed a Michigan municipal money market fund and spent fifteen years in the municipal bond industry as a municipal bond trader. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Sunil M. Reddy has been the portfolio manager for the Fifth Third Technology Fund since inception in June 2000 and of the Fifth Third Quality Growth Fund since September 2002. Mr. Reddy is a Senior Portfolio Manager of Large Cap Growth Strategies for Fifth Third Asset Management, Inc. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over fourteen years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Mr. Reddy earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

Fund Management
--------------------------------------------------------------------------------

Christian L. Rieddle has been a portfolio manager of the Fifth Third Bond Fund, the Fifth Third Intermediate Bond Fund and the Fifth Third U.S. Government Bond Fund since March 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Portfolio Manager of Taxable Fixed Income in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his Chartered Financial Analyst designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

James E. Russell has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since May 2002. Mr. Russell is the Managing Director of Core Strategies and the Equity Research Director for Fifth Third Asset Management, Inc. Prior to overseeing the equity research department, he spent several years as a portfolio manager in Fifth Third's Personal Trust Department and an equity analyst covering the chemicals, capital goods, and financials sectors. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over fifteen years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Balanced Fund (fixed income portion) since August 2002, of the Fifth Third Intermediate Bond Fund since November 1992, of the Fifth Third U.S. Government Bond Fund since October 2001, of the Fifth Third Short Term Bond Fund since November 1996, and of the Fifth Third Bond Fund since March 1995. Mr. Stapley, Chief Fixed Income Officer for Fifth Third Asset Management, Inc., is responsible for all fixed income management and trading. Mr. Stapley has been with Fifth Third since December 1988 and has over twenty two years of portfolio management experience. Prior to joining Fifth Third, Mr. Stapley was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago where he was responsible for both investment strategy and implementation and foreign exchange hedging and trading. Prior to joining Navistar, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He earned the Chartered Financial Analyst designation in 1994 and received his BS degree in Economics and Political Science, with honors, from Albion College in 1981. Mr. Stapley is a member of the Detroit Bond Club and served as President for the Investment Analysts' Society of Chicago-Western Michigan Chapter.

Jill A. Thompson has been the portfolio manager of the Fifth Third Small Cap Growth Fund since July 2005. Ms. Thompson joined Fifth Third Asset Management, Inc. in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third Asset Management, Inc., Jill served as portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Jill graduated from St. Cloud State University with a Bachelor of Science in Finance. Jill has over 15 years of investment experience.

Michael P. Wayton has been a portfolio manager of the Fifth Third Equity Index Fund and the Fifth Third Large Cap Core Fund since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

E. Keith Wirtz has been the portfolio manager of the Fifth Third International Equity Fund since November 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

David L. Withrow has been the portfolio manager the Fifth Third Short Term Bond Fund since May 2002. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent over 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

Fund Management
--------------------------------------------------------------------------------


Morgan Stanley Investment Management Inc.

Ann D. Thivierge has served as portfolio manager for the Fifth Third International Equity Fund since November 1995. She joined MSIM in 1986 and became a Managing Director in 1996. She manages over $6 billion in international equities, primarily for institutional accounts. She has been a member of MSIM's asset allocation committee for nine years. Ms. Thivierge received a BA from James Madison College, Michigan State University in International Relations and her MBA from New York University in Finance in 1992.

Fort Washington Investment Advisors, Inc.

Brendan M. White, CFA, has served as portfolio manager for the Fifth Third High Yield Bond Fund since its inception in November, 2005. Mr. White is currently a Managing Director and Senior Portfolio Manager of Fort Washington and was previously a Vice President and Senior Portfolio Manager of Fort Washington. He has worked for Fort Washington since 1993 and has over 15 years of fixed-income management experience. Mr. White holds an MBA in Economics from Xavier University and a BS in Finance from Ohio State University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds

Portfolio Holdings
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

Shareholder Information
--------------------------------------------------------------------------------


Purchasing and Selling Fund Shares
--------------------------------------------------------------------------------


Pricing Money Market Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV), which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Municipal Money Market Fund and the Fifth Third Michigan Municipal Money Market Fund calculate their NAV at 12 noon. Fifth Third Government Money Market Fund calculates its NAV at 2 p.m. Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. All times are Eastern Time. Each Money Market Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Pricing Stock and Bond Fund Shares


The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Additional Information About Pricing Fund Shares


Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with Fifth Third Funds Distributor, Inc., the Funds' Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.


Abusive Trading Practices
--------------------------------------------------------------------------------


In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

Shareholder Information
--------------------------------------------------------------------------------

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

Purchasing and Adding To Your Shares
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Stock Funds, the Asset Allocation Funds, or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds, its transfer agent, or other servicing agent on the following schedule Eastern Time in order to receive that day's NAV: Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund -- 12 noon; Fifth Third Government Money Market Fund -- 2 p.m.; and Fifth Third Prime Money Market Fund -- 4 p.m.

You may purchase Class A, B, C and Advisor shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.


Shareholder Contact Information
--------------------------------------------------------------------------------


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements

o exchange policies

o cutoff time for investments

o redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts


The minimum initial investment in Class A shares, Class B shares, Class C shares, or Advisor shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class B shares by a shareholder is $99,999. The maximum investment for total purchases of Class C shares or Advisor shares by a shareholder is $999,999. These limitations on purchases of Class B, Class C and Advisor shares do not apply to retirement plans or omnibus accounts.

Shareholder Information
--------------------------------------------------------------------------------


The investment limitations described above are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these stated limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Funds to your investment representative.

Shareholder Information


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial investment.

Systematic Investment Program


You may make monthly systematic investments in Class A, B, C or Advisor shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.


Avoid Withholding Tax


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

      o   Name;

      o   Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Shareholder Information
--------------------------------------------------------------------------------

Selling Your Shares
--------------------------------------------------------------------------------
You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemption In Kind

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.


Redemptions Within 15 Days of Investment--Shares Purchased by Check

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your Shares
--------------------------------------------------------------------------------
You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

Shareholder Information
--------------------------------------------------------------------------------


Notes on exchanges


In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.+


Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.


+ Fifth Third has agreed to waive the sales load for former Kent Fund shareholders and for shareholders who owned Advisor shares of any Fifth Third Fund prior to August 1, 2005.


The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Automatic Exchange Program--Prime Money Market Fund's Class B shares only


You can use the Funds' Automatic Exchange feature to purchase Class B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Class B shares of the Fund, as opposed to Shareholders obtaining Class B shares of the Fund upon exchange of Class B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

Shareholder Information
--------------------------------------------------------------------------------


Distribution Arrangements/Sales Charges for Stock, Bond and Money Market Funds
--------------------------------------------------------------------------------

Class A shares, Class B shares, Class C shares, and Advisor shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.

                                   Class A                   Class B                   Class C                     Advisor
------------------------------------------------------------------------------------------------------------------------------------
Charge (Load)              Front-end sales charge    No front-end sales charge. No front-end sales charge.  Front-end sales charges
                           (not applicable to money  A contingent deferred      A contingent deferred       (not applicable to
                           market funds); reduced    sales charge (CDSC) will   sales charge (CDSC) will    money market funds);
                           sales charges available.  be imposed on shares       be imposed on shares        reduced sales charges
                                                     redeemed within 6 years    redeemed within 12          available.
                                                     after purchase.            months after purchase.
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service       Subject to annual         Subject to annual          Subject to annual           Subject to annual
   (12b-1) Fee             distribution and          distribution and           distribution and            distribution and
                           shareholder servicing     shareholder servicing fees shareholder servicing fees  shareholder servicing
                           fees of up to 0.25%       of up to 1.00% of the      of up to 0.75% of the       fees of up to 0.50% of
                           of the Fund's assets.     Fund's assets.             Fund's assets. (Also        the Funds' assets.
                                                                                subject to a non-12b-1
                                                                                fee for shareholder
                                                                                servicing of up to 0.25%
                                                                                of the Fund's assets.)
------------------------------------------------------------------------------------------------------------------------------------
Fund Expenses              Lower annual expenses     Higher annual expenses     Higher annual expenses      Higher annual expenses
                           than Class B, C           than Class A shares.       than Class A shares.        than Class A shares.
                           and Advisor shares
------------------------------------------------------------------------------------------------------------------------------------
Conversion                 None                      Converts to Class A        None                        None
                                                     shares after 8 years.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Purchase           None                      $99,999                    $999,000                    $999,999
  Amount
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Information
--------------------------------------------------------------------------------

Fifth Third Funds (the "Trust") offers shares of certain classes of the following Funds:


Fund                                        Class A  Class B  Class C  Advisor
--------------------------------------------------------------------------------
Small Cap Growth Fund                          X        X        X        X
--------------------------------------------------------------------------------
Mid Cap Growth Fund                            X        X        X        X
--------------------------------------------------------------------------------
Quality Growth Fund                            X        X        X        X
--------------------------------------------------------------------------------
Large Cap Core Fund                            X        X        X        X
--------------------------------------------------------------------------------
Equity Index Fund                              X        X        X        X
--------------------------------------------------------------------------------
Balanced Fund                                  X        X        X        X
--------------------------------------------------------------------------------
Micro Cap Value Fund                           X        X        X        X
--------------------------------------------------------------------------------
Small Cap Value Fund                           X        X        X        X
--------------------------------------------------------------------------------
Multi Cap Value Fund                           X        X        X        X
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund               X        X        X        X
--------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                  X        X        X        X
--------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)       X        X        X        X
--------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                    X        X        X        X
--------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)     X        X        X        X
--------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                X        X        X        X
--------------------------------------------------------------------------------
Strategic Income Fund                          X        X        X        X
--------------------------------------------------------------------------------
Dividend Growth Fund                           X        X        X        X
--------------------------------------------------------------------------------
Technology Fund                                X        X        X        X
--------------------------------------------------------------------------------
International Equity Fund                      X        X        X        X
--------------------------------------------------------------------------------
High Yield Bond Fund                           X        X        X        X
--------------------------------------------------------------------------------
Bond Fund                                      X        X        X        X
--------------------------------------------------------------------------------
Intermediate Bond Fund                         X        *        X        X
--------------------------------------------------------------------------------
Short Term Bond Fund                           X                 X        X
--------------------------------------------------------------------------------
U.S. Government Bond Fund                      X                 X        X
--------------------------------------------------------------------------------
Municipal Bond Fund                            X        X        X        X
--------------------------------------------------------------------------------
Intermediate Municipal Bond Fund               X        *        X        X
--------------------------------------------------------------------------------
Ohio Municipal Bond Fund                       X        X        X        X
--------------------------------------------------------------------------------
Michigan Municipal Bond Fund                   X        X        X        X
--------------------------------------------------------------------------------
Prime Money Market Fund                        X        X        X        X
--------------------------------------------------------------------------------
Government Money Market Fund                   X
--------------------------------------------------------------------------------
Michigan Municipal Money Market Fund           X
--------------------------------------------------------------------------------
Municipal Money Market Fund                    X
--------------------------------------------------------------------------------

* Class B shares are closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund are not permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Bond Fund or the Fifth Third Intermediate Municipal Bond Fund.

Shareholder Information
--------------------------------------------------------------------------------

Calculation of Sales Charges
Class A Shares


Class A shares are sold at their public offering price. This price includes the initial sales charge (except the Money Market Funds, which do not impose a sales charge). Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.


The current sales charge rates are as follows:

                                   Equity Funds                    Selected Bond Funds(3)                Other Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
                       Sales Charge                          Sales Charge                      Sales Charge
                           as a        Charge                    as a      Charge                  as a        Charge
                           % of        as a %                    % of      as a %                  % of        as a %
                         Offering     of Your      Dealer      Offering   of Your      Dealer    Offering     of Your       Dealer
                          Price      Investment  Reallowance    Price    Investment  Reallowance   Price     Investment  Reallowance
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000         5.00%        5.26%        4.50%       3.50%      3.63%        3.00%      4.75%       4.99%       4.25%
------------------------------------------------------------------------------------------------------------------------------------
$50,000 but less
 than $100,000            4.50%        4.71%        4.00%       3.00%      3.09%        2.60%      4.50%       4.71%       3.75%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 but less
 than $250,000            3.50%        3.63%        3.00%       2.50%      2.56%        2.10%      3.50%       3.63%       3.00%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 but less
 than $500,000            2.50%        2.56%        2.10%       2.00%      2.04%        1.70%      2.50%       2.56%       2.10%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 but less
 than $1,000,000          2.00%        2.04%        1.70%       1.50%      1.52%        1.25%      2.00%       2.04%       1.70%
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more(1)     0.00%        0.00%          --(2)     0.00%      0.00%          --(2)    0.00%       0.00%         --(2)
------------------------------------------------------------------------------------------------------------------------------------


________________________________
(1) If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.


(2) With respect to dealer reallowance amounts applicable to purchases of $1,000,000 or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, "Payments to Dealers." Please refer to the statement of additional information for the specific details.

(3) "Selected Bond Funds" includes the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

Shareholder Information
--------------------------------------------------------------------------------


Class B Shares


Class B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Class B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:


                                           % of NAV (at time of purchase or sale
   Year of Redemption After Purchase         if lower) deducted from proceeds
--------------------------------------------------------------------------------
During the first year                                      5%
--------------------------------------------------------------------------------
During the second year                                     4%
--------------------------------------------------------------------------------
During the third or fourth years                           3%
--------------------------------------------------------------------------------
During the fifth year                                      2%
--------------------------------------------------------------------------------
During the sixth year                                      1%
--------------------------------------------------------------------------------
During the seventh or eighth years                         0%
--------------------------------------------------------------------------------


Class C Shares


Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Advisor Shares

The price of Advisor shares includes the initial sales charge (except the Prime Money Market Fund, which does not impose a sales charge). Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Funds' shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for the Short Term Bond Fund, the Intermediate Bond Fund and the Intermediate Municipal Bond Fund are as follows:

                                      Sales Charge as a %     Charge as a %
                                       of Offering Price   of Your Investment   Dealer Reallowance
------------------------------------------------------------------------------------------------------
Less than $50,000                            2.00%               2.04%                1.70%
------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000               1.50%               1.52%                1.25%
------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000              1.25%               1.27%                1.00%
------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000              1.00%               1.01%                0.85%
------------------------------------------------------------------------------------------------------
$500,000 to $999,999                         0.50%               0.50%                0.40%
------------------------------------------------------------------------------------------------------
$1,000,000 or more                       Not available       Not available        Not available
------------------------------------------------------------------------------------------------------

The current sales charge rates for all other Fifth Third Funds (except for the Prime Money Market Fund) are as follows:

                                      Sales Charge as a %    Charge as a %
                                       of Offering Price   of Your Investment   Dealer Reallowance
------------------------------------------------------------------------------------------------------
Less than $50,000                            3.25%               3.36%                2.90%
------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000               2.75%               2.83%                2.40%
------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000              2.00%               2.04%                1.70%
------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000              1.25%               1.27%                1.00%
------------------------------------------------------------------------------------------------------
$500,000 to $999,999                         1.00%               1.01%                0.85%
------------------------------------------------------------------------------------------------------
$1,000,000 or more                       Not available       Not available        Not available
------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

Sales Charge Reductions - Class A and Advisor Shares

The Funds offer reduced Class A and Advisor shares sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Advisor shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B, Class C or Advisor shares of any Fifth Third Fund (except Class A and Advisor shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below.


--------------------------------------------------------------------------------
As an investor, it is your responsibility to disclose to your investment representative all of your mutual fund holdings to ensure that you receive all the sales charge reductions to which you are entitled.
--------------------------------------------------------------------------------


      o Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A or Advisor shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401(k)'s, etc.); or (iii) other accounts owned by the same shareholder (determined by Tax ID) or other shareholders eligible under the Combination Privilege defined below.

      o Combination Privilege. Combine accounts of multiple funds (excluding Class A and Advisor shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.


Sales Charge Waivers
Class A Shares

The following transactions qualify for waivers of sales charges that apply to Class A shares:


      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.


      o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

      o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.


      o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

      o   Shares purchased by former Kent Fund Investment Class shareholders.

Shareholder Information
--------------------------------------------------------------------------------

Class B Shares


The CDSC will be waived under certain circumstances, including the following:

      o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

      o Redemptions from accounts following the death or disability of the shareholder.

      o Investors who purchased through a participant directed defined benefit plan.

      o   Returns of excess contributions to certain retirement plans.

      o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

      o Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case the maximum purchase amount is waived also.

Class C Shares


The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.

Advisor Shares

The following transactions qualify for waivers of sales charges that apply to Advisor shares:

      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.

      o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

      o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

      o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and fee-based programs offered by financial planners and other types of financial institutions (including omnibus service providers).

      o Shares purchased by shareholders who owned Advisor shares of any Fifth Third Fund prior to August 1, 2005.

Additional Information About Sales Charges


Current information regarding each Fund's sales charges and breakpoints is available by hyperlink on the Funds' Web site at www.53.com.

Reinstatement Privilege


If you have sold Class A shares or Advisor shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Shareholder Information
--------------------------------------------------------------------------------

Distribution/Service (12b-1) Fees for All Funds


12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.


In particular, for Class B, Class C and Advisor shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.


The 12b-1 fees vary by share class as follows:


   o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

   o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares. The higher 12b-1 fee on Class C shares, together with the CDSC, help the Distributor sell Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   o Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.


Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.


While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A or Advisor shares and paid a front-end sales charge.


--------------------------------------------------------------------------------
Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.
--------------------------------------------------------------------------------

Conversion to Class A Shares

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Dealer Compensation and Incentives


The Distributor pays Dealers selling Class A or Advisor shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the sales load schedule under "Calculation of Sales Charges - Class A Shares" and "Calculation of Sales Charges - Advisor Shares." Additionally, Dealers receive monthly ongoing compensation of up to 0.25% and 0.50% per year, respectively, of the net asset value of the Class A and Advisor shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the Statement of Additional Information.

Shareholder Information
--------------------------------------------------------------------------------

The Distributor pays Dealers selling Class B shares a Concession equal to 4% of the purchase amount. Additionally, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class B shares owned by their customers as compensation for servicing such shareholders' accounts.

The Distributor pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, during the first 18 months following each sale, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of such Class C shares for servicing such shareholders' accounts. Thereafter, dealers receive quarterly ongoing compensation of 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).

With respect to Class A, Class B, Class C and Advisor shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.


In addition, the Distributor and the Advisor or their affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

Dividends And Capital Gains
--------------------------------------------------------------------------------


All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, Class C shares or Advisor shares, because Class A shares have lower operating expenses than Class B shares, Class C shares or Advisor shares.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the following Funds:
Fifth Third Strategic Income Fund, Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund.

Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third High Yield Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Ohio Municipal Bond Fund, and Fifth Third Michigan Municipal Bond Fund.

Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third Balanced Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Conservative Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third Dividend Growth Fund, and Fifth Third Technology Fund.

Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund and Fifth Third International Equity Fund.


Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

Expenses
--------------------------------------------------------------------------------

The expenses for investing in funds of funds, like the LifeModel Funds(SM), are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds(SM) invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

Shareholder Information
--------------------------------------------------------------------------------


Taxation
--------------------------------------------------------------------------------

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions


Each Fund expects to distribute substantially all of its investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. For federal income tax purposes, dividends and distributions of short-term capital gains are generally taxable as ordinary income. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. An Asset Allocation Fund will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders and increase the amount of taxes payable by shareholders. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

Foreign Investments


Fifth Third International Equity Fund invests in foreign securities. Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns although there can be no assurance that it will be able to do so. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund ("Municipal Securities Funds").

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.


Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Shareholder Information
--------------------------------------------------------------------------------


Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes


Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations") are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such dividends from the Fund from the net income base of the Ohio corporation franchise tax.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, the Ohio commercial activity tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.


Although the Fund distributions described above attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth base of the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Because the Fifth Third Michigan Municipal Money Market Fund and the Michigan Municipal Bond Fund intend to invest substantially all of their assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

Shareholder Information
--------------------------------------------------------------------------------

Special Considerations for Non-U.S. Shareholders


Capital gain dividends will not be subject to withholding. In general, dividends other than capital gain dividends paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008, the Funds generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Funds. This provision will first apply to the Funds in their taxable years beginning August 1, 2005. The Funds have not determined whether they will make such designations.

Recent legislation modifies the tax treatment of distributions from the Funds that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Effective for taxable years of regulated investment companies ("RICs") beginning after December 31, 2004, and in respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.


This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Additional Information about the Funds
--------------------------------------------------------------------------------


Investment in Exchange-Traded Funds. The Funds, except the Money Market Funds, may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest up to 25% of their respective assets in iShares(R) and may invest their respective assets in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademarked of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

Shareholder Information
--------------------------------------------------------------------------------

Additional Compensation to Servicing Agents

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for High Yield Bond Fund are not presented because these shares are newly offered and do not have a financial history. Financial highlights for Advisor shares of Large Cap Core Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund(SM), LifeModel Moderately Aggressive Fund(SM), LifeModel Moderate Fund(SM), LifeModel Moderately Conservative Fund(SM), LifeModel Conservative Fund(SM), Dividend Growth Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund are not presented because these shares are newly offered and do not have a financial history. The information for the Funds has been audited by __________________ and other independent auditors. ___________________
report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)


                                                              Change in Net Assets                          Less Dividends and
                                                            Resulting from Operations                       Distributions from
                                                         -------------------------------                  -----------------------
                                                                           Net Realized
                                                                                and
                                                                            Unrealized      Change in
                                            Net Asset                     Gains/(Losses)    Net Assets
                                             Value,           Net              from         Resulting        Net          Net
                                            Beginning     Investment        Investment         from       Investment    Realized
                                            of Period    Income/(Loss)     Transactions     Operations      Income       Gains
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/99                          $15.39         (0.02)             4.15             4.13          --          (0.33)
Year ended 12/31/00                          $19.19            --             (0.13)           (0.13)         --          (0.19)
1/01/01 to 7/31/01(c)                        $18.87         (0.04)            (1.06)           (1.10)         --          (0.06)
Year ended 7/31/02                           $17.71         (0.07)            (3.56)           (3.63)         --          (0.56)
Year ended 7/31/03                           $13.52         (0.06)             2.19             2.13          --             --
Year ended 7/31/04                           $15.65         (0.17)@            1.43             1.26          --          (1.73)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d) to 7/31/02                       $16.54         (0.05)            (2.34)           (2.39)         --          (0.56)
Year ended 7/31/03                           $13.59         (0.14)             2.16             2.02          --             --
Year ended 7/31/04                           $15.61         (0.29)@            1.43             1.14          --          (1.73)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d) to 7/31/02                       $16.54         (0.11)            (2.28)           (2.39)         --          (0.56)
Year ended 7/31/03                           $13.59         (0.14)             2.17             2.03          --             --
Year ended 7/31/04                           $15.62         (0.29)@            1.43             1.14          --          (1.73)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Advisor Shares
10/29/01(d) to 7/31/02                       $16.54         (0.03)            (2.31)           (2.34)         --          (0.56)
Year ended 7/31/03                           $13.64         (0.06)             2.17             2.11          --             --
Year ended 7/31/04                           $15.75         (0.21)@            1.44             1.23          --          (1.73)
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/00                           $15.82         (0.08)             4.60             4.52          --          (1.18)
Year ended 7/31/01                           $19.16            --             (1.73)           (1.73)         --          (2.49
Year ended 7/31/02                           $14.94         (0.09)            (4.27)           (4.36)         --          (0.47)
Year ended 7/31/03                           $10.11         (0.09)@            1.80             1.71          --             --
Year ended 7/31/04                           $11.82         (0.12)             1.02             0.90          --             --
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d) to 7/31/01                       $17.91            --             (0.56)           (0.56)         --          (2.49)
Year ended 7/31/02                           $14.86         (0.14)            (4.27)           (4.41)         --          (0.47)
Year ended 7/31/03                           $ 9.98         (0.17)@            1.78             1.61          --             --
Year ended 7/31/04                           $11.59         (0.21)             1.00             0.79          --             --
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/00                           $15.52         (0.16)             4.47             4.31          --          (1.18)
Year ended 7/31/01                           $18.65            --             (1.80)           (1.80)         --          (2.49)
Year ended 7/31/02                           $14.36         (0.18)            (4.08)           (4.26)         --          (0.47)
Year ended 7/31/03                           $ 9.63         (0.16)@            1.70             1.54          --             --
Year ended 7/31/04                           $11.17         (0.21)             0.98             0.77          --             --
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Advisor  Shares
10/29/01(d) to 7/31/02                       $13.47         (0.04)            (2.87)           (2.91)         --          (0.47)
Year ended 7/31/03                           $10.09         (0.12)@            1.81             1.69          --             --
Year ended 7/31/04                           $11.78         (0.12)             0.99             0.87          --             --
---------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)


                                                                                            Ratios/Supplemental Data
                                                                           ---------------------------------------------------------
                                                                                     Ratios of                  Ratios of
                                                      Net       Total         Net     Expenses  Ratios of Net    Expenses
                                         Total       Asset      Return      Assets,      to       Investment        to
                                       Dividends    Value,    (excludes     End of    Average   Income/(Loss)    Average   Portfolio
                                          and       End of      sales       Period      Net       to Average       Net     Turnover
                                     Distributions  Period     charge)      (000's)    Assets     Net Assets    Assets (a) Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/99                     (0.33)      $19.19       27.73%    $26,282     1.19%       (0.11%)        1.20%        19%
Year ended 12/31/00                     (0.19)      $18.87       (0.59%)   $25,231     1.16%       (0.36%)        1.17%        28%
1/01/01 to 7/31/01(c)                   (0.06)      $17.71       (5.85%)*  $21,481     1.18%**     (0.41%)**      1.18%**      13%
Year ended 7/31/02                      (0.56)      $13.52      (21.15%)   $16,468     1.18%       (0.46%)        1.21%        25%
Year ended 7/31/03                         --       $15.65       15.75%    $16,471     1.19%       (0.42%)        1.23%        63%
Year ended 7/31/04                      (1.73)      $15.18        7.16%    $25,921     1.25%       (0.99%)        1.25%        95%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d) to 7/31/02                  (0.56)      $13.59      (13.01%)*  $   872     1.93%**     (1.25%)**      1.98%**      25%
Year ended 7/31/03                         --       $15.61       14.86%    $ 1,407     1.94%       (1.17%)        1.98%        63%
Year ended 7/31/04                      (1.73)      $15.02        6.30%    $ 1,784     2.00%       (1.74%)        2.00%        95%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d) to 7/31/02                  (0.56)      $13.59      (13.01%)*  $   346     1.93%**     (1.26%)**      1.97%**      25%
Year ended 7/31/03                         --       $15.62       14.94%    $   436     1.93%       (1.16%)        1.98%        63%
Year ended 7/31/04                      (1.73)      $15.03        6.29%    $   810     2.00%       (1.74%)        2.00%        95%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Advisor Shares
10/29/01(d) to 7/31/02                  (0.56)      $13.64      (12.69%)*  $   220     1.43%**     (0.74%)**      1.48%**      25%
Year ended 7/31/03                         --       $15.75       15.47%    $   469     1.44%       (0.66%)        1.48%        63%
Year ended 7/31/04                      (1.73)      $15.25        6.84%    $ 1,173     1.51%       (1.26%)        1.51%        95%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/00                      (1.18)      $19.16       30.22%    $36,430     1.24%       (0.51%)        1.29%        42%
Year ended 7/31/01                      (2.49)      $14.94      (10.18%)   $41,278     1.28%       (0.49%)        1.32%        26%
Year ended 7/31/02                      (0.47)      $10.11      (30.21%)   $30,165     1.36%       (0.74%)        1.39%        27%
Year ended 7/31/03                         --       $11.82       17.03%    $35,504     1.35%       (0.89%)        1.35%        25%
Year ended 7/31/04                         --       $12.72        7.61%    $49,586     1.34%       (0.93%)        1.34%        83%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d) to 7/31/01                  (2.49)      $14.86       (4.46%)*  $ 3,757     2.05%**     (1.24%)**      2.09%**      26%
Year ended 7/31/02                      (0.47)      $ 9.98      (30.65%)   $ 5,008     2.12%       (1.51%)        2.15%        27%
Year ended 7/31/03                         --       $11.59       16.13%    $ 5,846     2.10%       (1.64%)        2.10%        25%
Year ended 7/31/04                         --       $12.38        6.82%    $ 6,730     2.09%       (1.68%)        2.09%        83%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/00                      (1.18)      $18.65       29.48%    $   979     1.74%       (1.01%)        2.04%        42%
Year ended 7/31/01                      (2.49)      $14.36      (10.95%)   $ 1,410     1.99%       (1.20%)        2.15%        26%
Year ended 7/31/02                      (0.47)      $ 9.63      (30.67%)   $ 1,061     2.12%       (1.49%)        2.14%        27%
Year ended 7/31/03                         --       $11.17       15.99%    $ 1,525     2.10%       (1.64%)        2.10%        25%
Year ended 7/31/04                         --       $11.94        6.89%    $ 1,700     2.09%       (1.68%)        2.09%        83%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Advisor Shares
10/29/01(d) to 7/31/02                  (0.47)      $10.09      (19.75%)*  $   145     1.68%**     (1.06%)**      1.71%**      27%
Year ended 7/31/03                         --       $11.78       16.75%    $   240     1.60%       (1.14%)        1.60%        25%
Year ended 7/31/04                         --       $12.65        7.39%    $   962     1.59%       (1.17%)        1.59%        83%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)


                                                              Change in Net Assets                          Less Dividends and
                                                            Resulting from Operations                       Distributions from
                                                         -------------------------------                  -----------------------
                                                                           Net Realized
                                                                                and
                                                                            Unrealized       Change in
                                            Net Asset                     Gains/(Losses)    Net Assets
                                             Value,           Net              from          Resulting        Net          Net
                                            Beginning     Investment        Investment         from       Investment    Realized
                                            of Period    Income/(Loss)     Transactions     Operations      Income        Gains
---------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/00                           $23.31         (0.07)             4.05             3.98             --       (1.17)
Year ended 7/31/01                           $26.12            --             (4.88)           (4.88)            --       (2.91)
Year ended 7/31/02                           $18.33         (0.08)            (4.89)           (4.97)            --       (0.59)
Year ended 7/31/03                           $12.77         (0.02)             1.29             1.27             --          --
Year ended 7/31/04                           $14.04         (0.08)             0.42             0.34             --          --
---------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d) to 7/31/01                       $24.17            --             (3.03)           (3.03)            --       (2.91)
Year ended 7/31/02                           $18.23         (0.16)            (4.88)           (5.04)            --       (0.59)
Year ended 7/31/03                           $12.60         (0.12)             1.27             1.15             --          --
Year ended 7/31/04                           $13.75         (0.19)             0.43             0.24             --          --
---------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/00                           $22.97         (0.19)             3.98             3.79             --       (1.17)
Year ended 7/31/01                           $25.59            --             (4.90)           (4.90)            --       (2.91)
Year ended 7/31/02                           $17.78         (0.20)            (4.71)           (4.91)            --       (0.59)
Year ended 7/31/03                           $12.28         (0.11)             1.23             1.12             --          --
Year ended 7/31/04                           $13.40         (0.20)             0.43             0.23             --          --
---------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Advisor Shares
10/29/01(d) to 7/31/02                       $16.79         (0.03)            (3.42)           (3.45)            --       (0.59)
Year ended 7/31/03                           $12.75         (0.03)             1.26             1.23             --          --
Year ended 7/31/04                           $13.98         (0.09)             0.40             0.31             --          --
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/99                          $17.88          0.07              3.18             3.25          (0.07)      (0.81)
Year ended 12/31/00                          $20.25          0.02             (2.22)           (2.20)         (0.02)      (1.34)
1/1/01 to 7/31/01(c)                         $16.69          0.02             (1.42)           (1.40)         (0.03)      (0.24)
Year ended 7/31/02                           $15.02          0.05             (3.62)           (3.57)         (0.07)      (0.31)
Year ended 7/31/03                           $11.07          0.08              0.64             0.72          (0.09)         --
Year ended 7/31/04                           $11.70          0.07              1.36             1.43          (0.09)         --
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d) to 7/31/02                       $13.86          0.02             (2.41)           (2.39)         (0.04)      (0.31)
Year ended 7/31/03                           $11.12            --^             0.65             0.65          (0.02)         --
Year ended 7/31/04                           $11.75         (0.02)             1.36             1.34          (0.01)         --
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d) to 7/31/02                       $13.86          0.03             (2.40)           (2.37)         (0.03)      (0.31)
Year ended 7/31/03                           $11.15          0.01              0.63             0.64          (0.03)         --
Year ended 7/31/04                           $11.76         (0.01)             1.35             1.34          (0.02)         --
---------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/99                          $24.25          0.18              4.68             4.86          (0.18)      (0.61)
Year ended 12/31/00                          $28.32          0.15             (2.80)           (2.65)         (0.15)      (0.32)
1/1/01 to 7/31/01(c)                         $25.20          0.09             (2.09)           (2.00)         (0.10)         --
Year ended 7/31/02                           $23.10          0.17             (5.69)           (5.52)         (0.20)         --
Year ended 7/31/03                           $17.38          0.20              1.50             1.70          (0.21)         --
Year ended 7/31/04                           $18.87          0.25@             2.10             2.35          (0.28)         --
---------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d) to 7/31/02                       $21.07          0.06             (3.69)           (3.63)         (0.12)         --
Year ended 7/31/03                           $17.32          0.07              1.50             1.57          (0.11)         --
Year ended 7/31/04                           $18.78          0.09@             2.09             2.18          (0.13)         --
---------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d) to 7/31/02                       $21.07          0.10             (3.73)           (3.63)         (0.11)         --
Year ended 7/31/03                           $17.33          0.08              1.49             1.57          (0.12)         --
Year ended 7/31/04                           $18.78          0.09@             2.10             2.19          (0.13)         --
---------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Advisor Shares
10/29/01(d) to 7/31/02                       $21.07          0.13             (3.67)           (3.54)         (0.14)         --
Year ended 7/31/03                           $17.39          0.18              1.48             1.66          (0.19)         --
Year ended 7/31/04                           $18.86          0.20@             2.10             2.30          (0.24)         --
---------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)


                                                                                            Ratios/Supplemental Data
                                                                           ---------------------------------------------------------
                                                                                     Ratios of                  Ratios of
                                                      Net        Total        Net     Expenses  Ratios of Net    Expenses
                                         Total       Asset      Return      Assets,      to       Investment        to
                                       Dividends    Value,     (excludes    End of    Average   Income/(Loss)    Average   Portfolio
                                          and       End of       sales      Period      Net       to Average       Net     Turnover
                                     Distributions  Period      charge)     (000's)    Assets     Net Assets    Assets (a) Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/00                      (1.17)      $26.12       17.60%    $208,342    1.25%       (0.35%)        1.28%        21%
Year ended 7/31/01                      (2.91)      $18.33      (20.16%)   $340,596    1.28%       (0.46%)        1.28%        20%
Year ended 7/31/02                      (0.59)      $12.77      (28.08%)   $221,972    1.34%       (0.49%)        1.34%        20%
Year ended 7/31/03                         --       $14.04        9.95%    $211,221    1.33%       (0.19%)        1.33%        19%
Year ended 7/31/04                         --       $14.38        2.42%    $220,904    1.32%       (0.49%)        1.32%        35%
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d) to 7/31/01                  (2.91)      $18.23      (24.58%)*  $ 14,531    2.05%**     (1.22%)**      2.05%**      20%
Year ended 7/31/02                      (0.59)      $12.60      (28.63%)   $ 19,678    2.10%       (1.25%)        2.10%        20%
Year ended 7/31/03                         --       $13.75        9.13%    $ 20,700    2.08%       (0.94%)        2.08%        19%
Year ended 7/31/04                         --       $13.99        1.75%    $ 20,947    2.07%       (1.24%)        2.07%        35%
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/00                      (1.17)      $25.59       17.01%    $ 13,791    2.00%       (0.85%)        2.28%        21%
Year ended 7/31/01                      (2.91)      $17.78      (20.71%)   $ 11,687    1.98%       (1.17%)        2.11%        20%
Year ended 7/31/02                      (0.59)      $12.28      (28.62%)   $  8,044    2.09%       (1.24%)        2.09%        20%
Year ended 7/31/03                         --       $13.40        9.12%    $  8,380    2.08%       (0.94%)        2.08%        19%
Year ended 7/31/04                         --       $13.63        1.72%    $  7,536    2.07%       (1.24%)        2.07%        35%
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Advisor Shares
10/29/01(d) to 7/31/02                  (0.59)      $12.75      (19.05%)*  $    366    1.69%**     (0.80%)**      1.69%**      20%
Year ended 7/31/03                         --       $13.98        9.65%    $  1,205    1.58%       (0.48%)        1.58%        19%
Year ended 7/31/04                         --       $14.29        2.22%    $  3,127    1.57%       (0.75%)        1.57%        35%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/99                     (0.88)      $20.25       18.53%    $ 58,336    1.18%        0.36%         1.19%         9%
Year ended 12/31/00                     (1.36)      $16.69      (11.47%)   $ 47,847    1.16%        0.10%         1.17%        14%
1/1/01 to 7/31/01(c)                    (0.27)      $15.02       (8.36%)*  $ 38,659    1.18%**      0.15%**       1.19%**       5%
Year ended 7/31/02                      (0.38)      $11.07      (24.25%)   $ 23,320    1.18%        0.38%         1.22%         5%
Year ended 7/31/03                      (0.09)      $11.70        6.56%    $ 21,288    1.17%        0.72%         1.24%        13%
Year ended 7/31/04                      (0.09)      $13.04       12.21%    $ 25,573    1.17%        0.58%         1.29%       101%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d) to 7/31/02                  (0.35)      $11.12      (15.86%)*  $    361    1.93%**     (0.36%)**      1.99%**       5%
Year ended 7/31/03                      (0.02)      $11.75        5.90%    $    557    1.92%       (0.05%)        1.98%        13%
Year ended 7/31/04                      (0.01)      $13.08       11.47%    $    783    1.92%       (0.17%)        2.04%       101%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d) to 7/31/02                  (0.34)      $11.15      (15.66%)*  $     20    1.90%**     (0.12%)**      1.97%**       5%
Year ended 7/31/03                      (0.03)      $11.76        5.72%    $     29    1.92%       (0.04%)        1.99%        13%
Year ended 7/31/04                      (0.02)      $13.08       11.38%    $    158    1.92%       (0.23%)        2.03%       101%
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/99                     (0.79)      $28.32       20.24%    $ 47,836    0.67%        0.67%         0.79%         9%
Year ended 12/31/00                     (0.47)      $25.20       (9.52%)   $ 38,930    0.65%        0.55%         0.78%         9%
1/1/01 to 7/31/01(c)                    (0.10)      $23.10       (7.94%)*  $ 33,765    0.65%**      0.61%**       0.78%**       4%
Year ended 7/31/02                      (0.20)      $17.38      (24.03%)   $ 24,817    0.66%        0.81%         0.81%         9%
Year ended 7/31/03                      (0.21)      $18.87        9.90%    $ 33,402    0.65%        1.16%         0.83%         2%
Year ended 7/31/04                      (0.28)      $20.94       12.48%    $ 72,944    0.47%        1.19%         0.86%        14%
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d) to 7/31/02                  (0.12)      $17.32      (15.32%)*  $  1,315    1.40%**      0.08%**       1.57%**       9%
Year ended 7/31/03                      (0.11)      $18.78        9.14%    $  2,409    1.40%        0.40%         1.57%         2%
Year ended 7/31/04                      (0.13)      $20.83       11.64%    $  3,776    1.23%        0.44%         1.60%        14%
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d) to 7/31/02                  (0.11)      $17.33      (15.30%)*  $    635    1.41%**      0.11%**       1.58%**       9%
Year ended 7/31/03                      (0.12)      $18.78        9.14%    $  1,711    1.40%        0.39%         1.57%         2%
Year ended 7/31/04                      (0.13)      $20.84       11.66%    $  1,990    1.23%        0.44%         1.60%        14%
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Advisor Shares
10/29/01(d) to 7/31/02                  (0.14)      $17.39      (14.89%)*  $      7    0.82%**      0.62%**       0.88%**       9%
Year ended 7/31/03                      (0.19)      $18.86        9.68%    $    327    0.90%        0.84%         1.06%         2%
Year ended 7/31/04                      (0.24)      $20.92       12.21%    $  1,296    0.71%        0.94%         1.11%        14%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)


                                                              Change in Net Assets                          Less Dividends and
                                                            Resulting from Operations                       Distributions from
                                                         -------------------------------                  -----------------------
                                                                           Net Realized
                                                                                and
                                                                            Unrealized       Change in
                                            Net Asset                     Gains/(Losses)    Net Assets
                                             Value,           Net              from          Resulting        Net          Net
                                            Beginning     Investment        Investment         from       Investment    Realized
                                            of Period    Income/(Loss)     Transactions     Operations      Income        Gains
---------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/00                           $16.12          0.17              2.62             2.79        (0.20)        (1.34)
Year ended 7/31/01                           $17.37          0.18             (2.00)           (1.82)       (0.20)        (2.00)
Year ended 7/31/02(e)                        $13.35          0.12             (2.27)           (2.15)       (0.14)        (0.20)
Year ended 7/31/03                           $10.86          0.13              0.48             0.61        (0.15)           --
Year ended 7/31/04                           $11.32          0.10              0.63             0.73        (0.12)           --
---------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d) to 7/31/01                       $16.53          0.17             (1.27)           (1.10)       (0.15)        (2.00)
Year ended 7/31/02(e)                        $13.28          0.02             (2.24)           (2.22)       (0.11)        (0.20)
Year ended 7/31/03                           $10.75          0.04              0.48             0.52        (0.08)           --
Year ended 7/31/04                           $11.19          0.01              0.63             0.64        (0.03)           --
---------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/00                           $16.13          0.12              2.57             2.69        (0.13)        (1.34)
Year ended 7/31/01                           $17.35          0.15             (2.07)           (1.92)       (0.17)        (2.00)
Year ended 7/31/02(e)                        $13.26          0.02             (2.24)           (2.22)       (0.11)        (0.20)
Year ended 7/31/03                           $10.73          0.04              0.48             0.52        (0.08)           --
Year ended 7/31/04                           $11.17          0.01              0.63             0.64        (0.03)           --
---------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Advisor Shares
10/29/01(d) to 7/31/02(e)                    $12.58          0.07             (1.50)           (1.43)       (0.11)        (0.20)
Year ended 7/31/03                           $10.84          0.10              0.49             0.59        (0.13)           --
Year ended 7/31/04                           $11.30          0.06              0.64             0.70        (0.09)           --
---------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                       $ 5.93         (0.01)             0.04             0.03           --            --
1/1/02 to 7/31/02(c)                         $ 5.96         (0.02)            (0.12)           (0.14)          --            --
Year ended 7/31/03                           $ 5.82         (0.06)@            2.37             2.31           --         (0.05)
Year ended 7/31/04                           $ 8.08         (0.05)@            2.63             2.58           --         (0.52)
---------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                       $ 5.93         (0.01)             0.03             0.02           --            --
1/1/02 to 7/31/02(c)                         $ 5.95         (0.03)            (0.13)           (0.16)          --            --
Year ended 7/31/03                           $ 5.79         (0.10)@            2.33             2.23           --         (0.05)
Year ended 7/31/04                           $ 7.97         (0.08)@            2.59             2.51           --         (0.52)
---------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                       $ 5.93         (0.01)             0.04             0.03           --            --
1/1/02 to 7/31/02(c)                         $ 5.96         (0.03)            (0.14)           (0.17)          --            --
Year ended 7/31/03                           $ 5.79         (0.10)@            2.33             2.23           --         (0.05)
Year ended 7/31/04                           $ 7.97         (0.08)@            2.59             2.51           --         (0.52)
---------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Advisor Shares
Year ended 12/31/99                          $ 4.80         (0.06)             1.08             1.02           --         (0.24)
Year ended 12/31/00                          $ 5.58          0.03             (0.11)           (0.08)       (0.03)        (0.59)
Year ended 12/31/01                          $ 4.88         (0.02)             1.10             1.08           --            --^
1/1/02 to 7/31/02(c)                         $ 5.96         (0.04)            (0.11)           (0.15)          --            --
Year ended 7/31/03                           $ 5.81         (0.07)@            2.36             2.29           --         (0.05)
Year ended 7/31/04                           $ 8.05         (0.06)@            2.62             2.56           --         (0.52)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d) to 7/31/03                         $15.00         (0.01)             2.53             2.52           --            --
Year ended 7/31/04                           $17.52         (0.11)@            3.52             3.41           --^        (0.98)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d) to 7/31/03                         $15.00         (0.03)             2.51             2.48           --            --
Year ended 7/31/04                           $17.48         (0.25)@            3.51             3.26           --         (0.98)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d) to 7/31/03                         $15.00         (0.03)             2.51             2.48           --            --
Year ended 7/31/04                           $17.48         (0.26)@            3.50             3.24           --         (0.98)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Advisor Shares
4/1/03(d) to 7/31/03                         $15.00         (0.01)             2.52             2.51           --            --
Year ended 7/31/04                           $17.51         (0.16)@            3.52             3.36           --         (0.98)
---------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)


                                                                                            Ratios/Supplemental Data
                                                                           ---------------------------------------------------------
                                                                                     Ratios of                  Ratios of
                                                      Net        Total        Net     Expenses  Ratios of Net    Expenses
                                         Total       Asset      Return      Assets,      to       Investment        to
                                       Dividends    Value,     (excludes    End of    Average   Income/(Loss)    Average   Portfolio
                                          and       End of       sales      Period      Net       to Average       Net     Turnover
                                     Distributions  Period      charge)     (000's)    Assets     Net Assets    Assets (a) Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/00                      (1.54)      $17.37       18.28%    $104,750    1.25%        1.30%         1.31%       122%
Year ended 7/31/01                      (2.20)      $13.35      (11.84%)   $106,275    1.26%        1.23%         1.32%        77%
Year ended 7/31/02(e)                   (0.34)      $10.86      (16.53%)   $ 81,079    1.34%        0.86%         1.38%        78%
Year ended 7/31/03                      (0.15)      $11.32        5.57%    $ 73,287    1.35%        1.14%         1.37%       133%
Year ended 7/31/04                      (0.12)      $11.93        6.52%    $ 74,231    1.38%        0.79%         1.38%       166%
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d) to 7/31/01                  (2.15)      $13.28       (8.14%)*  $ 10,239    2.03%**      0.42%**       2.09%**      77%
Year ended 7/31/02(e)                   (0.31)      $10.75      (17.14%)   $ 14,007    2.10%        0.10%         2.14%        78%
Year ended 7/31/03                      (0.08)      $11.19        4.87%    $ 13,972    2.10%        0.39%         2.12%       133%
Year ended 7/31/04                      (0.03)      $11.80        5.72%    $ 13,117    2.13%        0.05%         2.13%       166%
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/00                      (1.47)      $17.35       17.66%    $  7,815    1.75%        0.80%         2.06%       122%
Year ended 7/31/01                      (2.17)      $13.26      (12.47%)   $  6,883    1.96%        0.53%         2.15%        77%
Year ended 7/31/02(e)                   (0.31)      $10.73      (17.16%)   $  4,963    2.09%        0.11%         2.13%        78%
Year ended 7/31/03                      (0.08)      $11.17        4.90%    $  5,747    2.10%        0.38%         2.12%       133%
Year ended 7/31/04                      (0.03)      $11.78        5.71%    $  4,731    2.13%        0.05%         2.13%       166%
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Advisor Shares
10/29/01(d) to 7/31/02(e)               (0.31)      $10.84       (9.24%)*  $     38    1.63%**      0.55%**       1.68%**      78%
Year ended 7/31/03                      (0.13)      $11.30        5.39%    $    104    1.60%        0.82%         1.61%       133%
Year ended 7/31/04                      (0.09)      $11.91        6.31%    $    176    1.64%        0.52%         1.64%       166%
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                     --       $ 5.96        0.56%*   $    862    1.59%**     (0.36%)**      1.78%**      47%
1/1/02 to 7/31/02(c)                       --       $ 5.82       (2.35%)*  $  5,030    1.66%**     (0.77%)**      1.95%**      16%
Year ended 7/31/03                      (0.05)      $ 8.08       39.88%    $ 18,297    1.65%       (0.95%)        1.69%        28%
Year ended 7/31/04                      (0.52)      $10.14       32.56%    $ 41,402    1.58%       (0.49%)        1.58%        23%
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                     --       $ 5.95        0.39%*   $    352    2.31%**     (1.08%)**      2.52%**      47%
1/1/02 to 7/31/02(c)                       --       $ 5.79       (2.69%)*  $  2,709    2.42%**     (1.50%)**      2.72%**      16%
Year ended 7/31/03                      (0.05)      $ 7.97       38.70%    $  4,254    2.40%       (1.66%)        2.47%        28%
Year ended 7/31/04                      (0.52)      $ 9.96       32.13%    $  6,937    1.89%       (0.81%)        2.33%        23%
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                     --       $ 5.96        0.56%*   $     59    2.32%**     (0.97%)**      2.57%**      47%
1/1/02 to 7/31/02(c)                       --       $ 5.79       (2.85%)*  $    712    2.42%**     (1.52%)**      2.73%**      16%
Year ended 7/31/03                      (0.05)      $ 7.97       38.70%    $  1,166    2.40%       (1.66%)        2.47%        28%
Year ended 7/31/04                      (0.52)      $ 9.96       32.13%    $  5,624    1.81%       (0.82%)        2.33%        23%
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Advisor Shares
Year ended 12/31/99                     (0.24)      $ 5.58       21.19%    $  9,128    2.10%       (0.82%)        2.10%        96%
Year ended 12/31/00                     (0.62)      $ 4.88       (1.38%)   $ 15,424    1.90%        0.53%         1.90%       116%
Year ended 12/31/01                        --^      $ 5.96       22.22%    $ 19,196    1.79%       (0.29%)        1.85%        47%
1/1/02 to 7/31/02(c)                       --       $ 5.81       (2.52%)*  $ 18,905    1.90%**     (1.02%)**      2.12%**      16%
Year ended 7/31/03                      (0.05)      $ 8.05       39.60%    $ 25,342    1.90%       (1.15%)        1.97%        28%
Year ended 7/31/04                      (0.52)      $10.09       32.44%    $ 41,514    1.68%       (0.61%)        1.83%        23%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d) to 7/31/03                       --       $17.52       16.73%*   $    216    1.47%**     (0.21%)**      1.86%**      39%
Year ended 7/31/04                      (0.98)      $19.95       19.81%    $  2,277    1.49%       (0.53%)        1.63%       279%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d) to 7/31/03                       --       $17.48       16.47%*   $    103    2.22%**     (1.07%)**      2.60%**      39%
Year ended 7/31/04                      (0.98)      $19.76       19.02%    $    503    2.24%       (1.26%)        2.38%       279%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d) to 7/31/03                       --       $17.48       16.47%*   $     15    2.23%**     (0.97%)**      2.62%**      39%
Year ended 7/31/04                      (0.98)      $19.74       18.85%    $    561    2.24%       (1.31%)        2.38%       279%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Advisor Shares
4/1/03(d) to 7/31/03                       --       $17.51       16.67%*   $    216    1.72%**     (0.51%)**      2.11%**      39%
Year ended 7/31/04                      (0.98)      $19.89       19.52%    $  1,606    1.74%       (0.79%)        1.88%       279%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third FundsFifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                            Change in Net Assets                          Less Dividends and
                                                          Resulting from Operations                       Distributions from
                                                       -----------------------------              --------------------------------
                                                                       Net Realized
                                                                            and
                                                                        Unrealized     Change in
                                            Net Asset                 Gains/(Losses)  Net Assets
                                             Value,         Net            from        Resulting      Net        Net     Return
                                            Beginning   Investment      Investment       from     Investment  Realized     of
                                            of Period  Income/(Loss)   Transactions   Operations    Income      Gains    Capital
----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                       $19.44        0.01            0.57           0.58      (0.06)     (0.91)       --
1/1/02 to 7/31/02(c)                         $19.05       (0.02)          (3.26)         (3.28)        --         --        --
Year ended 7/31/03                           $15.77          --^           3.08           3.08         --         --        --
Year ended 7/31/04                           $18.85          --^           3.59           3.59      (0.01)     (0.07)       --
----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                       $19.44       (0.02)           0.56           0.54      (0.04)     (0.91)       --
1/1/02 to 7/31/02(c)                         $19.03       (0.08)          (3.26)         (3.34)        --         --        --
Year ended 7/31/03                           $15.69       (0.13)           3.07           2.94         --         --        --
Year ended 7/31/04                           $18.63       (0.14)           3.52           3.38         --      (0.07)       --
----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                       $19.44       (0.01)           0.55           0.54      (0.04)     (0.92)       --
1/1/02 to 7/31/02(c)                         $19.02       (0.08)          (3.25)         (3.33)        --         --        --
Year ended 7/31/03                           $15.69       (0.12)           3.04           2.92         --         --        --
Year ended 7/31/04                           $18.61       (0.13)           3.52           3.39         --      (0.07)       --
----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Advisor Shares
Year ended 12/31/99                          $15.92        0.19            1.86           2.05      (0.23)     (0.25)       --
Year ended 12/31/00                          $17.49        0.18            3.89           4.07      (0.17)     (2.72)    (0.06)
Year ended 12/31/01                          $18.61        0.02            1.37           1.39         --      (0.91)       --
1/1/02 to 7/31/02(c)                         $19.09       (0.04)          (3.27)         (3.31)        --         --        --
Year ended 7/31/03                           $15.78       (0.05)           3.09           3.04         --         --        --
Year ended 7/31/04                           $18.82       (0.05)           3.59           3.54         --      (0.07)       --
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/00                           $15.18        0.17           (1.10)         (0.93)     (0.17)     (0.86)       --
Year ended 7/31/01                           $13.22        0.11            0.16           0.27      (0.10)     (0.28)       --
Year ended 7/31/02                           $13.11        0.07           (1.74)         (1.67)     (0.08)     (0.53)       --
Year ended 7/31/03                           $10.83        0.16@           1.14           1.30      (0.14)     (0.16)       --
Year ended 7/31/04                           $11.83        0.12            2.08           2.20      (0.13)     (0.40)       --
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d) to 7/31/01                       $13.40        0.03            0.12           0.15      (0.03)     (0.28)       --
Year ended 7/31/02                           $13.24       (0.02)          (1.74)         (1.76)     (0.02)     (0.53)       --
Year ended 7/31/03                           $10.93        0.08@           1.15           1.23      (0.07)     (0.16)       --
Year ended 7/31/04                           $11.93        0.03            2.09           2.12      (0.04)     (0.40)       --
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/00                           $15.19        0.10           (1.10)         (1.00)     (0.10)     (0.86)       --
Year ended 7/31/01                           $13.23        0.05            0.14           0.19      (0.04)     (0.28)       --
Year ended 7/31/02                           $13.10       (0.03)          (1.73)         (1.76)     (0.01)     (0.53)       --
Year ended 7/31/03                           $10.80        0.08@           1.11           1.19      (0.07)     (0.16)       --
Year ended 7/31/04                           $11.76        0.02            2.07           2.09      (0.05)     (0.40)       --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                         $10.00        0.02#           1.33#          1.35      (0.02)        --        --
Year ended 7/31/04                           $11.33        0.11#           1.30#          1.41      (0.11)     (0.18)       --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                         $10.00       (0.02)#          1.28#          1.26         --^        --        --
Year ended 7/31/04                           $11.26        0.05#           1.27#          1.32      (0.10)     (0.18)       --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                         $10.00       (0.01)#          1.28#          1.27      (0.01)        --        --
Year ended 7/31/04                           $11.26        0.03#           1.28#          1.31      (0.09)     (0.18)       --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                         $10.00        0.07#           1.58#          1.65      (0.07)        --        --
Year ended 7/31/04                           $11.58        0.16#           1.04#          1.20      (0.17)     (0.14)       --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                         $10.00        0.02#           1.55#          1.57      (0.02)        --        --
Year ended 7/31/04                           $11.55        0.07#           1.03#          1.10      (0.09)     (0.14)       --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                         $10.00        0.02#           1.55#          1.57      (0.02)        --        --
Year ended 7/31/04                           $11.55        0.07#           1.02#          1.09      (0.09)     (0.14)       --
----------------------------------------------------------------------------------------------------------------------------------

                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)


                                                                                            Ratios/Supplemental Data
                                                                           ---------------------------------------------------------
                                                                                     Ratios of                  Ratios of
                                                      Net        Total        Net     Expenses  Ratios of Net    Expenses
                                         Total       Asset      Return      Assets,      to       Investment        to
                                       Dividends    Value,     (excludes    End of    Average   Income/(Loss)    Average   Portfolio
                                          and       End of       sales      Period      Net       to Average       Net     Turnover
                                     Distributions  Period      charge)     (000's)    Assets     Net Assets    Assets (a) Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                  (0.97)      $19.05        2.90%*   $  6,395    1.54%**      0.14%**       1.63%**     80%
1/1/02 to 7/31/02(c)                       --       $15.77      (17.22%)*  $ 18,042    1.59%**     (0.27%)**      1.79%**     25%
Year ended 7/31/03                         --       $18.85       19.53%    $ 19,667    1.58%        0.01%         1.64%       23%
Year ended 7/31/04                      (0.08)      $22.36       19.07%    $ 33,156    1.55%        0.04%         1.55%       17%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                  (0.95)      $19.03        2.76%*   $  4,733    2.28%**     (0.59%)**      2.36%**     80%
1/1/02 to 7/31/02(c)                       --       $15.69      (17.55%)*  $ 11,522    2.34%**     (1.02%)**      2.53%**     25%
Year ended 7/31/03                         --       $18.63       18.74%    $ 14,087    2.33%       (0.81%)        2.39%       23%
Year ended 7/31/04                      (0.07)      $21.94       18.15%    $ 18,795    2.30%       (0.71%)        2.30%       17%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                  (0.96)      $19.02        2.72%*   $    497    2.23%**     (0.60%)**      2.33%**     80%
1/1/02 to 7/31/02(c)                       --       $15.69      (17.51%)*  $  1,593    2.34%**     (1.08%)**      2.53%**     25%
Year ended 7/31/03                         --       $18.61       18.61%    $  2,036    2.33%       (0.81%)        2.39%       23%
Year ended 7/31/04                      (0.07)      $21.93       18.22%    $  3,824    2.30%       (0.71%)        2.30%       17%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Advisor Shares
Year ended 12/31/99                     (0.48)      $17.49       12.93%    $ 39,885    1.83%        1.12%         1.83%       78%
Year ended 12/31/00                     (2.95)      $18.61       23.29%    $ 49,260    1.83%        0.91%         1.83%      121%
Year ended 12/31/01                     (0.91)      $19.09        7.47%    $ 47,698    1.73%        0.09%         1.76%       80%
1/1/02 to 7/31/02(c)                       --       $15.78      (17.34%)*  $ 38,419    1.83%**     (0.36%)**      1.98%**     25%
Year ended 7/31/03                         --       $18.82       19.26%    $ 37,047    1.83%       (0.30%)        1.89%       23%
Year ended 7/31/04                      (0.07)      $22.29       18.81%    $ 39,983    1.80%       (0.20%)        1.80%       17%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/00                      (1.03)      $13.22       (6.16%)   $ 12,777    1.27%        1.29%         1.33%       37%
Year ended 7/31/01                      (0.38)      $13.11        1.85%    $ 16,069    1.31%        0.79%         1.37%       19%
Year ended 7/31/02                      (0.61)      $10.83      (13.24%)   $ 12,579    1.40%        0.58%         1.43%       22%
Year ended 7/31/03                      (0.30)      $11.83       12.30%    $ 14,100    1.33%        1.51%         1.36%       79%
Year ended 7/31/04                      (0.53)      $13.50       18.96%    $ 21,738    1.32%        1.00%         1.32%       22%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d) to 7/31/01                  (0.31)      $13.24        0.97%*   $  1,963    2.08%**      0.07%**       2.13%**     19%
Year ended 7/31/02                      (0.55)      $10.93      (13.84%)   $  2,862    2.17%       (0.17%)        2.20%       22%
Year ended 7/31/03                      (0.23)      $11.93       11.50%    $  3,408    2.08%        0.76%         2.11%       79%
Year ended 7/31/04                      (0.44)      $13.61       18.07%    $  4,807    2.07%        0.27%         2.07%       22%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/00                      (0.96)      $13.23       (6.65%)   $    679    1.77%        0.80%         2.08%       37%
Year ended 7/31/01                      (0.32)      $13.10        1.20%    $    668    2.02%        0.09%         2.19%       19%
Year ended 7/31/02                      (0.54)      $10.80      (13.85%)   $    577    2.16%       (0.18%)        2.19%       22%
Year ended 7/31/03                      (0.23)      $11.76       11.28%    $    884    2.08%        0.75%         2.10%       79%
Year ended 7/31/04                      (0.45)      $13.40       18.07%    $  1,832    2.06%        0.27%         2.06%       22%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                    (0.02)      $11.33       13.57%*   $ 10,090    0.33%**      0.16%**       1.24%**     79%
Year ended 7/31/04                      (0.29)      $12.45       12.49%    $ 38,249    0.33%        0.80%         0.76%       22%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                       --       $11.26       12.65%*   $  3,587    1.08%**     (0.54%)**      2.06%**     79%
Year ended 7/31/04                      (0.28)      $12.30       11.70%    $ 12,106    1.08%        0.03%         1.51%       22%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                    (0.01)      $11.26       12.74%*   $    532    1.08%**     (0.62%)**      2.20%**     79%
Year ended 7/31/04                      (0.27)      $12.30       11.67%    $  1,916    1.08%        0.06%         1.51%       22%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                    (0.07)      $11.58       16.51%*   $ 33,806    0.33%**      0.86%**       0.90%**     55%
Year ended 7/31/04                      (0.31)      $12.47       10.32%    $ 94,739    0.33%        1.32%         0.70%       16%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                    (0.02)      $11.55       15.70%*   $ 12,606    1.08%**      0.10%**       1.60%**     55%
Year ended 7/31/04                      (0.23)      $12.42        9.47%    $ 39,636    1.08%        0.53%         1.45%       16%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                    (0.02)      $11.55       15.71%*   $ 1,386     1.08%**      0.06%**       1.61%**     55%
Year ended 7/31/04                      (0.23)      $12.41        9.45%    $ 8,046     1.08%        0.48%         1.45%       16%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)


                                                              Change in Net Assets                        Less Dividends and
                                                            Resulting from Operations                     Distributions from
                                                          -----------------------------              -----------------------------
                                                                          Net Realized
                                                                              and
                                                                           Unrealized     Change in
                                               Net Asset                 Gains/(Losses)  Net Assets
                                                Value,         Net            from        Resulting     Net        Net     Return
                                               Beginning   Investment      Investment       from     Investment  Realized    of
                                               of Period  Income/(Loss)   Transactions   Operations    Income     Gains    Capital
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                            $ 10.00      0.12#            0.92#        1.04       (0.11)         --       --
Year ended 7/31/04                              $ 10.93      0.19#            0.74#        0.93       (0.18)      (0.12)      --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                            $ 10.00      0.06#            0.89#        0.95       (0.06)         --       --
Year ended 7/31/04                              $ 10.89      0.12#            0.73#        0.85       (0.11)      (0.12)      --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                            $ 10.00      0.06#            0.90#        0.96       (0.06)         --       --
Year ended 7/31/04                              $ 10.90      0.12#            0.73#        0.85       (0.12)      (0.12)      --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)
Class A Shares
8/1/02(d) to 7/31/03                            $ 10.00      0.15#            0.59#        0.74       (0.14)         --       --
Year ended 7/31/04                              $ 10.60      0.22#            0.53#        0.75       (0.22)      (0.20)      --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)
Class B Shares
8/1/02(d) to 7/31/03                            $ 10.00      0.10#            0.58#        0.68       (0.10)         --       --
Year ended 7/31/04                              $ 10.58      0.14#            0.53#        0.67       (0.15)      (0.20)      --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)
Class C Shares
8/1/02(d) to 7/31/03                            $ 10.00      0.09#            0.59#        0.68       (0.09)         --       --
Year ended 7/31/04                              $ 10.59      0.14#            0.52#        0.66       (0.15)      (0.20)      --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                            $ 10.00      0.21#            0.51#        0.72       (0.19)         --       --
Year ended 7/31/04                              $ 10.53      0.26#            0.28#        0.54       (0.27)      (0.16)      --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                            $ 10.00      0.16#            0.49#        0.65       (0.15)         --       --
Year ended 7/31/04                              $ 10.50      0.19#            0.27#        0.46       (0.19)      (0.16)      --
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                            $ 10.00      0.15#            0.50#        0.65       (0.14)         --       --
Year ended 7/31/04                              $ 10.51      0.18#            0.28#        0.46       (0.20)      (0.16)      --
----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class A Shares
4/1/04(d) to 7/31/04                            $ 11.65      0.17            (0.54)       (0.37)      (0.16)         --       --
----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class B Shares
4/1/04(d) to 7/31/04                            $ 11.65      0.15            (0.54)       (0.39)      (0.14)         --       --
----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class C Shares
10/29/01(d) to 12/31/01                         $ 10.53      0.16            (0.10)        0.06       (0.09)         --       --
1/1/02 to 7/31/02(c)                            $ 10.50      0.27             0.07         0.34       (0.29)         --       --
Year ended 7/31/03                              $ 10.55      0.47             0.24         0.71       (0.44)         --       --
Year ended 7/31/04                              $ 10.82      0.39             0.25         0.64       (0.41)         --       --
----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Advisor Shares
Year ended 12/31/99                             $ 10.61      0.86            (1.43)       (0.57)      (0.82)         --       --
Year ended 12/31/00                             $  9.22      0.73             0.70         1.43       (0.70)         --       --
Year ended 12/31/01                             $  9.95      0.63             0.60         1.23       (0.65)         --       ---^
1/1/02 to 7/31/02(c)                            $ 10.53      0.28             0.10         0.38       (0.31)         --       --
Year ended 7/31/03                              $ 10.60      0.51             0.26         0.77       (0.49)         --       --
Year ended 7/31/04                              $ 10.88      0.46             0.25         0.71       (0.47)         --       --
----------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)


                                                                                            Ratios/Supplemental Data
                                                                              -----------------------------------------------------
                                                                                      Ratios of                Ratios of
                                                              Net     Total     Net   Expenses   Ratios of Net Expenses
                                                   Total     Asset   Return   Assets,    to       Investment      to
                                                 Dividends   Value, (excludes End of   Average   Income/(Loss)  Average   Portfolio
                                                    and      End of   sales   Period     Net      to Average      Net     Turnover
                                               Distributions Period  charge)  (000's)  Assets     Net Assets   Assets (a)  Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                              (0.11)     $10.93  10.48%*  $28,991   0.33%**     1.52%**      0.84%**    55%
Year ended 7/31/04                                (0.30)     $11.56   8.53%   $98,293   0.33%       1.79%        0.68%      14%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                              (0.06)     $10.89   9.58%*  $14,631   1.08%**     0.74%**      1.63%**    55%
Year ended 7/31/04                                (0.23)     $11.51   7.80%   $36,778   1.08%       1.05%        1.43%      14%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                              (0.06)     $10.90   9.67%*  $ 1,335   1.08%**     0.70%**      1.66%**    55%
Year ended 7/31/04                                (0.24)     $11.51   7.76%   $ 7,442   1.08%       1.04%        1.43%      14%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)
Class A Shares
8/1/02(d) to 7/31/03                              (0.14)     $10.60   7.51%*  $19,449   0.33%**     1.82%**      1.04%**    72%
Year ended 7/31/04                                (0.42)     $10.93   7.15%   $40,851   0.33%       2.09%        0.74%      19%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)
Class B Shares
8/1/02(d) to 7/31/03                              (0.10)     $10.58   6.81%*  $ 9,083   1.08%**     1.09%**      1.80%**    72%
Year ended 7/31/04                                (0.35)     $10.90   6.35%   $21,122   1.08%       1.31%        1.49%      19%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)
Class C Shares
8/1/02(d) to 7/31/03                              (0.09)     $10.59   6.81%*  $ 1,017   1.08%**     1.07%**      1.73%**    72%
Year ended 7/31/04                                (0.35)     $10.90   6.29%   $ 3,576   1.08%       1.26%        1.49%      19%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                              (0.19)     $10.53   7.31%*  $ 9,387   0.33%**     2.52%**      1.17%**    63%
Year ended 7/31/04                                (0.43)     $10.64   5.11%   $20,461   0.33%       2.59%        0.84%      27%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                              (0.15)     $10.50   6.54%*  $ 8,795   1.08%**     1.75%**      1.86%**    63%
Year ended 7/31/04                                (0.35)     $10.61   4.37%   $13,524   1.08%       1.80%        1.58%      27%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                              (0.14)     $10.51   6.58%*  $ 2,203   1.08%**     1.63%**      1.86%**    63%
Year ended 7/31/04                                (0.36)     $10.61   4.34%   $ 6,563   1.08%       1.81%        1.58%      27%
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class A Shares
4/1/04(d) to 7/31/04                              (0.16)     $11.12  (3.15%)* $   954   1.63%**     5.02%**      1.63%**    36%
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class B Shares
4/1/04(d) to 7/31/04                              (0.14)     $11.12  (3.36%)* $   389   2.37%**     4.27%**      2.37%**    36%
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class C Shares
10/29/01(d) to 12/31/01                           (0.09)     $10.50   0.62%*  $ 1,755   2.39%**     8.97%**      2.55%**    34%
1/1/02 to 7/31/02(c)                              (0.29)     $10.55   3.22%*  $ 8,148   2.37%**     3.97%**      2.66%**    27%
Year ended 7/31/03                                (0.44)     $10.82   6.82%   $37,810   2.32%       4.35%        2.35%      38%
Year ended 7/31/04                                (0.41)     $11.05   6.07%   $39,298   2.33%       3.62%        2.33%      36%
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Advisor Shares
Year ended 12/31/99                               (0.82)     $ 9.22  (5.72%)  $24,023   1.91%       7.87%        1.91%      51%
Year ended 12/31/00                               (0.70)     $ 9.95  16.01%   $32,351   1.85%       7.53%        1.85%      48%
Year ended 12/31/01                               (0.65)     $10.53  12.64%   $34,105   1.76%       6.12%        1.78%      34%
1/1/02 to 7/31/02(c)                              (0.31)     $10.60   3.64%*  $31,240   1.85%**     4.49%**      2.07%**    27%
Year ended 7/31/03                                (0.49)     $10.88   7.36%   $36,345   1.85%       4.68%        1.88%      38%
Year ended 7/31/04                                (0.47)     $11.12   6.55%   $39,982   1.83%       4.12%        1.83%      36%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)



                                                    Change in Net Assets                    Less Dividends and
                                                  Resulting from Operations                 Distributions from
                                                -----------------------------              --------------------
                                                                Net Realized
                                                                    and
                                                                 Unrealized    Change in
                                     Net Asset                 Gains/(Losses)  Net Assets
                                      Value,         Net            from       Resulting      Net        Net
                                     Beginning   Investment      Investment       from     Investment  Realized
                                     of Period  Income/(Loss)   Transactions   Operations    Income     Gains
---------------------------------------------------------------------------------------------------------------
Technology Fund Class A Shares
6/5/00(d) to 7/31/00                  $ 20.00      (0.03)           (0.76)        (0.79)        --         --
Year ended 7/31/01                    $ 19.21         --            (8.70)        (8.70)        --      (0.16)
Year ended 7/31/02                    $ 10.35      (0.13)           (4.70)        (4.83)        --         --
Year ended 7/31/03                    $  5.52      (0.11)@           3.25          3.14         --         --
Year ended 7/31/04                    $  8.66      (0.13)@          (0.15)        (0.28)        --         --
---------------------------------------------------------------------------------------------------------------
Technology Fund Class B Shares
10/11/00(d) to 7/31/01                $ 17.28         --            (6.84)        (6.84)        --      (0.16)
Year ended 7/31/02                    $ 10.28      (0.17)           (4.67)        (4.84)        --         --
Year ended 7/31/03                    $  5.44      (0.15)@           3.18          3.03         --         --
Year ended 7/31/04                    $  8.47      (0.20)@          (0.13)        (0.33)        --         --
---------------------------------------------------------------------------------------------------------------
Technology Fund Class C Shares
6/5/00(d) to 7/31/00                  $ 20.00      (0.03)           (0.77)        (0.80)        --         --
Year ended 7/31/01                    $ 19.20         --            (8.80)        (8.80)        --      (0.16)
Year ended 7/31/02                    $ 10.24      (0.24)           (4.57)        (4.81)        --         --
Year ended 7/31/03                    $  5.43      (0.16)@           3.17          3.01         --         --
Year ended 7/31/04                    $  8.44      (0.21)@          (0.12)        (0.33)        --         --
---------------------------------------------------------------------------------------------------------------
Technology Fund Advisor Shares
10/29/01(d) to 7/31/02                $  8.91      (0.08)           (3.32)        (3.40)        --         --
Year ended 7/31/03                    $  5.51      (0.13)@           3.23          3.10         --         --
Year ended 7/31/04                    $  8.61      (0.16)@          (0.14)        (0.30)        --         --
---------------------------------------------------------------------------------------------------------------
International Equity Class A Shares
Year ended 7/31/00                    $ 12.84       0.04             1.01          1.05         --      (1.18)
Year ended 7/31/01                    $ 12.71       0.12            (2.19)        (2.07)        --      (1.62)
Year ended 7/31/02                    $  9.02       0.04            (1.24)        (1.28)     (0.10)        --
Year ended 7/31/03                    $  7.64       0.07             0.12          0.19      (0.02)        --
Year ended 7/31/04                    $  7.81       0.05@            1.59          1.64      (0.12)        --
---------------------------------------------------------------------------------------------------------------
International Equity Class B Shares
10/11/00(d) to 7/31/01                $ 12.09       0.03            (1.44)        (1.41)        --      (1.62)
Year ended 7/31/02                    $  9.06      (0.05)           (1.31)        (1.36)     (0.10)        --
Year ended 7/31/03                    $  7.60         --^            0.11          0.11         --         --
Year ended 7/31/04                    $  7.71      (0.02)@           1.59          1.57      (0.05)        --
---------------------------------------------------------------------------------------------------------------
International Equity Class C Shares
Year ended 7/31/00                    $ 12.76      (0.03)            0.99          0.96         --      (1.18)
Year ended 7/31/01                    $ 12.54       0.13            (2.23)        (2.10)        --      (1.62)
Year ended 7/31/02                    $  8.82      (0.08)           (1.24)        (1.32)     (0.10)        --
Year ended 7/31/03                    $  7.40       0.02             0.08          0.10         --         --
Year ended 7/31/04                    $  7.50      (0.02)@           1.54          1.52      (0.03)        --
---------------------------------------------------------------------------------------------------------------
International Equity Advisor Shares
11/10/03(d) to 7/31/04                $  8.67       0.02@            0.65          0.67      (0.03)        --
---------------------------------------------------------------------------------------------------------------
Bond Fund Class A Shares
Year ended 12/31/99                   $ 10.32       0.58            (1.06)        (0.48)     (0.58)     (0.01)
Year ended 12/31/00                   $  9.25       0.59             0.46          1.05      (0.59)        --
1/1/01 to 7/31/01(f)                  $  9.71       0.27             0.30          0.57      (0.33)        --
Year ended 7/31/02                    $  9.95       0.51            (0.03)         0.48      (0.51)        --
Year ended 7/31/03                    $  9.92       0.37             0.08          0.45      (0.42)        --
Year ended 7/31/04                    $  9.95       0.25             0.16          0.41      (0.34)        --
---------------------------------------------------------------------------------------------------------------
Bond Fund Class B Shares
10/29/01(d) to 7/31/02                $ 10.13       0.29            (0.17)         0.12      (0.32)        --
Year ended 7/31/03                    $  9.93       0.28             0.08          0.36      (0.34)        --
Year ended 7/31/04                    $  9.95       0.15             0.18          0.33      (0.26)        --
---------------------------------------------------------------------------------------------------------------
Bond Fund Class C Shares
10/29/01(d) to 7/31/02                $ 10.13       0.27            (0.16)         0.11      (0.31)        --
Year ended 7/31/03                    $  9.93       0.29             0.08          0.37      (0.34)        --
Year ended 7/31/04                    $  9.96       0.17             0.15          0.32      (0.26)        --
---------------------------------------------------------------------------------------------------------------
Bond Fund Advisor Shares
10/29/01(d) to 7/31/02                $ 10.13       0.35            (0.19)         0.16      (0.36)        --
Year ended 7/31/03                    $  9.93       0.34             0.08          0.42      (0.39)        --
Year ended 7/31/04                    $  9.96       0.23             0.14          0.37      (0.31)        --
---------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)



                                                                                      Ratios/Supplemental Data
                                                                        ------------------------------------------------------------
                                                                                  Ratios of                   Ratios of
                                                     Net      Total      Net      Expenses    Ratios of Net    Expenses
                                         Total      Asset    Return     Assets,      to        Investment         to
                                       Dividends    Value,  (excludes   End of     Average    Income/(Loss)    Average     Portfolio
                                          and       End of    sales     Period       Net       to Average        Net       Turnover
                                     Distributions  Period   charge)    (000's)    Assets      Net Assets     Assets (a)   Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class A Shares
6/5/00(d) to 7/31/00                       --       $19.21   (5.69%)*   $ 4,560     1.70%**     (1.27%)**       1.70%**        11%
Year ended 7/31/01                      (0.16)      $10.35  (45.62%)    $ 5,615     1.76%       (1.49%)         1.76%          50%
Year ended 7/31/02                         --       $ 5.52  (46.67%)    $ 3,256     1.75%       (1.59%)         1.75%          97%
Year ended 7/31/03                         --       $ 8.66   56.88%     $ 5,218     1.81%       (1.71%)         2.13%         258%
Year ended 7/31/04                         --       $ 8.38   (3.23%)    $ 7,105     1.45%       (1.31%)         1.80%         191%
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class B Shares
10/11/00(d) to 7/31/01                  (0.16)      $10.28  (39.95%)*   $   900     2.54%**     (2.28%)**       2.54%**        50%
Year ended 7/31/02                         --       $ 5.44  (47.08%)    $   679     2.51%       (2.35%)         2.51%          97%
Year ended 7/31/03                         --       $ 8.47   55.70%     $ 1,164     2.55%       (2.45%)         2.87%         258%
Year ended 7/31/04                         --       $ 8.14   (3.90%)    $ 1,436     2.20%       (2.06%)         2.56%         191%
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class C Shares
6/5/00(d) to 7/31/00                       --       $19.20   (5.65%)*   $   105     2.42%**     (1.89%)**       2.42%**        11%
Year ended 7/31/01                      (0.16)      $10.24  (46.12%)    $   150     2.60%       (2.33%)         2.60%          50%
Year ended 7/31/02                         --       $ 5.43  (46.97%)    $    96     2.45%       (2.29%)         2.45%          97%
Year ended 7/31/03                         --       $ 8.44   55.43%     $ 1,081     2.47%       (2.37%)         2.82%         258%
Year ended 7/31/04                         --       $ 8.11   (3.79%)    $ 1,757     2.20%       (2.07%)         2.55%         191%
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Advisor Shares
10/29/01(d) to 7/31/02                     --       $ 5.51  (34.48%)*   $     6     1.95%**     (1.82%)**       1.95%**        97%
Year ended 7/31/03                         --       $ 8.61   56.26%     $    55     1.90%       (1.83%)         2.30%         258%
Year ended 7/31/04                         --       $ 8.31   (3.37%)    $   247     1.71%       (1.58%)         2.04%         191%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class A Shares
Year ended 7/31/00                      (1.18)      $12.71    8.02%     $ 7,901     1.70%        0.32%          1.70%          86%
Year ended 7/31/01                      (1.62)      $ 9.02  (17.85%)    $ 5,933     1.73%        0.07%          1.73%          42%
Year ended 7/31/02                      (0.10)      $ 7.64  (14.23%)    $ 4,105     1.62%        0.17%          1.62%          23%
Year ended 7/31/03                      (0.02)      $ 7.81    2.52%     $ 5,489     1.67%        0.88%          1.69%          44%
Year ended 7/31/04                      (0.12)      $ 9.33   21.11%     $22,999     1.61%        0.51%          1.67%          50%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class B Shares
10/11/00(d) to 7/31/01                  (1.62)      $ 9.06  (13.36%)*   $   176     2.43%**      2.08%**        2.43%**        42%
Year ended 7/31/02                      (0.10)      $ 7.60  (15.11%)    $   246     2.38%       (0.79%)         2.38%          23%
Year ended 7/31/03                         --       $ 7.71    1.45%     $   340     2.42%        0.01%          2.45%          44%
Year ended 7/31/04                      (0.05)      $ 9.23   20.43%     $   793     2.36%       (0.21%)         2.42%          50%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class C Shares
Year ended 7/31/00                      (1.18)      $12.54    7.25%     $   276     2.22%       (0.20%)         2.22%          86%
Year ended 7/31/01                      (1.62)      $ 8.82  (18.39%)    $   163     2.43%       (0.01%)         2.57%          42%
Year ended 7/31/02                      (0.10)      $ 7.40  (15.07%)    $   127     2.38%       (0.94%)         2.38%          23%
Year ended 7/31/03                         --       $ 7.50    1.35%     $   304     2.39%        0.64%          2.44%          44%
Year ended 7/31/04                      (0.03)      $ 8.99   20.32%     $   555     2.36%       (0.22%)         2.42%          50%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Advisor Shares
11/10/03(d) to 7/31/04                  (0.03)      $ 9.31    7.70%*    $12,360     1.85%**      0.31%**        1.92%**        50%
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class A Shares
Year ended 12/31/99                     (0.59)      $ 9.25   (4.76%)    $10,614     1.08%        5.99%          1.09%          90%
Year ended 12/31/00                     (0.59)      $ 9.71   11.65%     $ 6,663     1.07%        6.27%          1.07%         135%
1/1/01 to 7/31/01(f)                    (0.33)      $ 9.95    6.05%*    $ 6,190     1.08%**      4.61%**        1.09%**       131%
Year ended 7/31/02                      (0.51)      $ 9.92    4.91%     $19,949     1.06%        4.47%          1.16%         229%
Year ended 7/31/03                      (0.42)      $ 9.95    4.62%     $20,572     1.05%        3.57%          1.14%         332%
Year ended 7/31/04                      (0.34)      $10.02    4.00%     $22,559     1.04%        2.51%          1.15%         389%
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class B Shares
10/29/01(d) to 7/31/02                  (0.32)      $ 9.93    1.22%*    $ 6,857     1.81%**      3.70%**        1.93%**       229%
Year ended 7/31/03                      (0.34)      $ 9.95    3.74%     $ 7,418     1.80%        2.81%          1.89%         332%
Year ended 7/31/04                      (0.26)      $10.02    3.19%     $ 4,512     1.79%        1.76%          1.90%         389%
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class C Shares
10/29/01(d) to 7/31/02                  (0.31)      $ 9.93    1.20%*    $ 1,194     1.81%**      3.68%**        1.92%**       229%
Year ended 7/31/03                      (0.34)      $ 9.96    3.75%     $ 1,246     1.80%        2.79%          1.89%         332%
Year ended 7/31/04                      (0.26)      $10.02    3.20%     $   768     1.79%        1.76%          1.90%         389%
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Advisor Shares
10/29/01(d) to 7/31/02                  (0.36)      $ 9.93    1.69%*    $   723     1.31%**      4.21%**        1.46%**       229%
Year ended 7/31/03                      (0.39)      $ 9.96    4.25%     $   737     1.30%        3.34%          1.39%         332%
Year ended 7/31/04                      (0.31)      $10.02    3.73%     $   655     1.29%        2.25%          1.40%         389%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)


                                                          Change in Net Assets                    Less Dividends and
                                                        Resulting from Operations                 Distributions from
                                                      -----------------------------              --------------------
                                                                      Net Realized
                                                                          and
                                                                       Unrealized    Change in
                                           Net Asset                 Gains/(Losses)  Net Assets
                                            Value,         Net            from       Resulting      Net        Net
                                           Beginning   Investment      Investment       from     Investment  Realized
                                           of Period  Income/(Loss)   Transactions   Operations    Income     Gains
---------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class A Shares
Year ended 12/31/99                         $  10.08      0.54           (0.68)        (0.14)      (0.54)        --
Year ended 12/31/00                         $   9.40      0.57            0.28          0.85       (0.57)        --
1/1/01 to 7/31/01(g)                        $   9.68      0.25            0.32          0.57       (0.32)        --
Year ended 7/31/02                          $   9.93      0.50            0.06          0.56       (0.48)        --
Year ended 7/31/03                          $  10.01      0.36            0.09          0.45       (0.40)        --
Year ended 7/31/04                          $  10.06      0.29           (0.04)         0.25       (0.36)        --
---------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class B Shares
10/29/01(d) to 7/31/02                      $  10.08      0.29           (0.10)         0.19       (0.31)        --
Year ended 7/31/03                          $   9.96      0.29            0.09          0.38       (0.33)        --
Year ended 7/31/04                          $  10.01      0.24           (0.03)         0.21       (0.32)        --
---------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class C Shares
10/29/01(d) to 7/31/02                      $  10.08      0.27           (0.07)         0.20       (0.30)        --
Year ended 7/31/03                          $   9.98      0.30            0.08          0.38       (0.33)        --
Year ended 7/31/04                          $  10.03      0.20           (0.03)         0.17       (0.28)        --
---------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class A Shares
Year ended 12/31/99                         $   9.76      0.52           (0.30)         0.22       (0.51)        --
Year ended 12/31/00                         $   9.47      0.56            0.18          0.74       (0.56)        --
1/1/01 to 7/31/01(h)                        $   9.65      0.23            0.25          0.48       (0.31)        --
Year ended 7/31/02                          $   9.82      0.43            0.03          0.46       (0.47)        --
Year ended 7/31/03                          $   9.81      0.28            0.02          0.30       (0.37)        --
Year ended 7/31/04                          $   9.74      0.18@          (0.07)         0.11       (0.29)        --
---------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class C Shares
8/1/03 (d) to 7/31/04                       $   9.75      0.09@          (0.06)         0.03       (0.22)        --
---------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class A Shares
Year ended 7/31/00                          $   9.64      0.48           (0.09)         0.39       (0.48)        --
Year ended 7/31/01                          $   9.55      0.50            0.51          1.01       (0.50)        --
Year ended 7/31/02(i)                       $  10.06      0.38            0.35          0.73       (0.36)        --
Year ended 7/31/03                          $  10.43      0.27            0.03          0.30       (0.28)     (0.16)
Year ended 7/31/04                          $  10.29      0.20            0.03          0.23       (0.23)     (0.16)
---------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class C Shares
Year ended 7/31/00                          $   9.61      0.43           (0.09)         0.34       (0.43)        --
Year ended 7/31/01                          $   9.52      0.44            0.49          0.93       (0.44)        --
Year ended 7/31/02(i)                       $  10.01      0.30            0.34          0.64       (0.29)        --
Year ended 7/31/03                          $  10.36      0.19            0.03          0.22       (0.20)     (0.16)
Year ended 7/31/04                          $  10.22      0.15           (0.01)         0.14       (0.15)     (0.16)
---------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class A Shares
Year ended 12/31/99                         $  10.77      0.42           (0.78)        (0.36)      (0.42)     (0.01)
Year ended 12/31/00                         $   9.98      0.44            0.73          1.17       (0.44)        --
1/1/01 to 7/31/01(j)                        $  10.71      0.26            0.11          0.37       (0.25)     (0.05)
Year ended 7/31/02                          $  10.78      0.40            0.25          0.65       (0.41)     (0.25)
Year ended 7/31/03                          $  10.77      0.40@          (0.07)         0.33       (0.40)     (0.16)
Year ended 7/31/04                          $  10.54      0.40@           0.06          0.46       (0.40)     (0.17)
---------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                      $  10.87      0.25            0.09          0.34       (0.25)     (0.25)
Year ended 7/31/03                          $  10.71      0.32@          (0.07)         0.25       (0.33)     (0.16)
Year ended 7/31/04                          $  10.47      0.32@           0.07          0.39       (0.32)     (0.17)
---------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                      $  10.87      0.25            0.10          0.35       (0.25)     (0.25)
Year ended 7/31/03                          $  10.72      0.32@          (0.07)         0.25       (0.33)     (0.16)
Year ended 7/31/04                          $  10.48      0.32@           0.07          0.39       (0.32)     (0.17)
---------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Advisor Shares
10/29/01(d) to 7/31/02                      $  10.87      0.28            0.13          0.41       (0.30)     (0.25)
Year ended 7/31/03                          $  10.73      0.38@          (0.08)         0.30       (0.38)     (0.16)
Year ended 7/31/04                          $  10.49      0.38@           0.06          0.44       (0.37)     (0.17)
---------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)


                                                                                            Ratios/Supplemental Data
                                                                            --------------------------------------------------------
                                                                                     Ratios of                Ratios of
                                                          Net      Total      Net    Expenses   Ratios of Net  Expenses
                                              Total      Asset    Return    Assets,     to       Investment       to
                                            Dividends    Value,  (excludes  End of    Average   Income/(Loss)  Average     Portfolio
                                               and       End of    sales    Period      Net      to Average      Net       Turnover
                                          Distributions  Period   charge)   (000's)   Assets     Net Assets   Assets (a)    Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class A Shares
Year ended 12/31/99                          (0.54)      $ 9.40   (1.36%)   $11,537    1.02%        5.58%        1.03%        84%
Year ended 12/31/00                          (0.57)      $ 9.68    9.44%    $ 9,130    1.01%        6.04%        1.02%       168%
1/1/01 to 7/31/01(g)                         (0.32)      $ 9.93    5.98%*   $ 8,467    1.03%**      4.26%**      1.03%**     141%
Year ended 7/31/02                           (0.48)      $10.01    5.78%    $31,977    1.02%        4.25%        1.07%       229%
Year ended 7/31/03                           (0.40)      $10.06    4.52%    $36,471    1.01%        3.45%        1.06%       252%
Year ended 7/31/04                           (0.36)      $ 9.95    2.45%    $37,500    1.01%        2.88%        1.07%       189%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class B Shares
10/29/01(d) to 7/31/02                       (0.31)      $ 9.96    1.92%*   $ 2,580    1.77%**      3.45%**      1.84%**     229%
Year ended 7/31/03                           (0.33)      $10.01    3.78%    $ 5,564    1.76%        2.64%        1.81%       252%
Year ended 7/31/04                           (0.32)      $ 9.90    2.06%    $ 3,982    1.46%        2.42%        1.81%       189%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class C Shares
10/29/01(d) to 7/31/02                       (0.30)      $ 9.98    2.02%*   $   797    1.77%**      3.48%**      1.84%**     229%
Year ended 7/31/03                           (0.33)      $10.03    3.78%    $ 2,319    1.76%        2.59%        1.81%       252%
Year ended 7/31/04                           (0.28)      $ 9.92    1.72%    $ 1,620    1.76%        2.12%        1.81%       189%
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class A Shares
Year ended 12/31/99                          (0.51)      $ 9.47    2.35%    $ 4,573    0.90%        5.40%        1.01%        60%
Year ended 12/31/00                          (0.56)      $ 9.65    7.96%    $ 3,505    0.88%        5.88%        0.99%        73%
1/1/01 to 7/31/01(h)                         (0.31)      $ 9.82    5.20%*   $ 3,340    0.89%**      4.22%**      1.00%**      56%
Year ended 7/31/02                           (0.47)      $ 9.81    4.83%    $19,019    0.90%        3.71%        1.01%       111%
Year ended 7/31/03                           (0.37)      $ 9.74    3.07%    $33,975    0.89%        2.39%        1.01%        72%
Year ended 7/31/04                           (0.29)      $ 9.56    1.12%    $28,262    0.89%        1.81%        1.02%        90%
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class C Shares
8/1/03 (d) to 7/31/04                        (0.22)      $ 9.56    0.39%*   $   526    1.74%**      0.97%**      1.77%**      90%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class A Shares
Year ended 7/31/00                           (0.48)      $ 9.55    4.20%    $ 2,818    0.98%        4.95%        1.19%        46%
Year ended 7/31/01                           (0.50)      $10.06   10.76%    $ 4,076    0.99%        4.93%        1.24%        77%
Year ended 7/31/02(i)                        (0.36)      $10.43    7.42%    $ 8,436    1.13%        3.70%        1.28%       180%
Year ended 7/31/03                           (0.44)      $10.29    2.83%    $11,413    1.06%        2.61%        1.17%       304%
Year ended 7/31/04                           (0.39)      $10.13    2.26%    $31,146    1.01%        2.10%        1.16%       180%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class C Shares
Year ended 7/31/00                           (0.43)      $ 9.52    3.65%    $   198    1.48%        4.41%        1.92%        46%
Year ended 7/31/01                           (0.44)      $10.01    9.98%    $   531    1.71%        4.17%        2.05%        77%
Year ended 7/31/02(i)                        (0.29)      $10.36    6.53%    $ 2,623    1.89%        2.86%        2.03%       180%
Year ended 7/31/03                           (0.36)      $10.22    2.12%    $10,006    1.80%        1.77%        1.91%       304%
Year ended 7/31/04                           (0.31)      $10.05    1.41%    $ 4,255    1.77%        1.34%        1.91%       180%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class A Shares
Year ended 12/31/99                          (0.43)      $ 9.98   (3.40%)   $ 1,554    1.07%        4.05%        1.08%       109%
Year ended 12/31/00                          (0.44)      $10.71   11.97%    $ 1,479    1.03%        4.36%        1.04%       119%
1/1/01 to 7/31/01(j)                         (0.30)      $10.78    3.58%*   $ 1,114    1.04%**      3.98%**      1.06%**      89%
Year ended 7/31/02                           (0.66)      $10.77    6.31%    $ 1,498    1.04%        3.83%        1.14%        97%
Year ended 7/31/03                           (0.56)      $10.54    3.05%    $ 1,906    1.04%        3.71%        1.18%        21%
Year ended 7/31/04                           (0.57)      $10.43    4.35%    $ 2,462    1.04%        3.81%        1.24%        35%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                       (0.50)      $10.71    3.36%*   $   511    1.80%**      3.08%**      1.96%**      97%
Year ended 7/31/03                           (0.49)      $10.47    2.26%    $ 1,205    1.79%        2.97%        1.92%        21%
Year ended 7/31/04                           (0.49)      $10.37    3.71%    $ 1,528    1.79%        3.06%        1.99%        35%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                       (0.50)      $10.72    3.42%*   $   210    1.80%**      3.10%**      1.94%**      97%
Year ended 7/31/03                           (0.49)      $10.48    2.31%    $   548    1.79%        2.98%        1.93%        21%
Year ended 7/31/04                           (0.49)      $10.38    3.71%    $   363    1.79%        3.05%        1.98%        35%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Advisor Shares
10/29/01(d) to 7/31/02                       (0.55)      $10.73    3.99%*   $   174    1.30%**      3.57%**      1.50%**      97%
Year ended 7/31/03                           (0.54)      $10.49    2.76%    $   382    1.29%        3.47%        1.43%        21%
Year ended 7/31/04                           (0.54)      $10.39    4.22%    $   433    1.29%        3.56%        1.49%        35%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)


                                                                 Change in Net Assets                   Less Dividends and
                                                              Resulting from Operations                 Distributions from
                                                            -----------------------------              --------------------
                                                                            Net Realized
                                                                                and
                                                                             Unrealized    Change in
                                                 Net Asset                 Gains/(Losses)  Net Assets
                                                  Value,         Net            from       Resulting      Net        Net
                                                 Beginning   Investment      Investment       from     Investment  Realized
                                                 of Period  Income/(Loss)   Transactions   Operations    Income     Gains
---------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class A Shares
Year ended 12/31/99                               $ 10.76       0.43          (0.56)         (0.13)      (0.42)     (0.01)
Year ended 12/31/00                               $ 10.20       0.44           0.43           0.87       (0.44)        --
1/1/01 to 7/31/01(k)                              $ 10.63       0.25           0.16           0.41       (0.24)     (0.02)
Year ended 7/31/02                                $ 10.78       0.36           0.24           0.60       (0.35)     (0.24)
Year ended 7/31/03                                $ 10.79       0.34@         (0.07)          0.27       (0.34)     (0.07)
Year ended 7/31/04                                $ 10.65       0.34          (0.02)          0.32       (0.34)     (0.09)
---------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                            $ 10.67       0.21           0.11           0.32       (0.21)        --
Year ended 7/31/03                                $ 10.78       0.26@         (0.08)          0.18       (0.26)     (0.07)
Year ended 7/31/04                                $ 10.63       0.30          (0.03)          0.27       (0.30)     (0.09)
---------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                            $ 10.67       0.19           0.13           0.32       (0.21)        --
Year ended 7/31/03                                $ 10.78       0.26@         (0.08)          0.18       (0.26)     (0.07)
Year ended 7/31/04                                $ 10.63       0.28          (0.04)          0.24       (0.25)     (0.09)
---------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class A Shares
Year ended 7/31/00                                $ 10.02       0.39          (0.11)          0.28       (0.39)     (0.02)
Year ended 7/31/01                                $  9.89       0.39           0.39           0.78       (0.39)        --
Year ended 7/31/02(l)                             $ 10.28       0.36           0.19           0.55       (0.35)        --
Year ended 7/31/03                                $ 10.48       0.35          (0.10)          0.25       (0.34)        --
Year ended 7/31/04                                $ 10.39       0.33           0.03           0.36       (0.33)     (0.03)
---------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class B Shares
10/11/00(d) to 7/31/01                            $  9.90       0.30           0.20           0.50       (0.30)        --
Year ended 7/31/02(l)                             $ 10.10       0.28           0.19           0.47       (0.28)        --
Year ended 7/31/03                                $ 10.29       0.27          (0.10)          0.17       (0.27)        --
Year ended 7/31/04                                $ 10.19       0.24           0.03           0.27       (0.25)     (0.03)
---------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class C Shares
Year ended 7/31/00                                $ 10.01       0.34          (0.12)          0.22       (0.34)     (0.02)
Year ended 7/31/01                                $  9.87       0.33           0.38           0.71       (0.33)        --
Year ended 7/31/02(l)                             $ 10.25       0.28           0.19           0.47       (0.28)        --
Year ended 7/31/03                                $ 10.44       0.26          (0.09)          0.17       (0.26)        --
Year ended 7/31/04                                $ 10.35       0.26           0.02           0.28       (0.25)     (0.03)
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class A Shares
Year ended 12/31/99                               $ 10.26       0.39          (0.34)          0.05       (0.39)        --
Year ended 12/31/00                               $  9.92       0.41           0.18           0.59       (0.41)     (0.01)
1/1/01 to 7/31/01(m)                              $ 10.09       0.23           0.16           0.39       (0.23)     (0.01)
Year ended 7/31/02                                $ 10.24       0.36           0.19           0.55       (0.36)     (0.05)
Year ended 7/31/03                                $ 10.38       0.30          (0.05)          0.25       (0.30)     (0.03)
Year ended 7/31/04                                $ 10.30       0.27          (0.13)          0.14       (0.27)     (0.01)
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                            $ 10.35       0.21           0.08           0.29       (0.21)     (0.05)
Year ended 7/31/03                                $ 10.38       0.21          (0.05)          0.16       (0.21)     (0.03)
Year ended 7/31/04                                $ 10.30       0.18          (0.13)          0.05       (0.18)     (0.01)
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                            $ 10.35       0.19           0.10           0.29       (0.21)     (0.05)
Year ended 7/31/03                                $ 10.38       0.21          (0.06)          0.15       (0.21)     (0.03)
Year ended 7/31/04                                $ 10.29       0.19          (0.13)          0.06       (0.18)     (0.01)
---------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)


                                                                                             Ratios/Supplemental Data
                                                                               ----------------------------------------------------
                                                                                       Ratios of   Ratios of   Ratios of
                                                                Net    Total     Net   Expenses       Net      Expenses
                                                    Total      Asset  Return   Assets,    to      Investment      to
                                                  Dividends   Value, (excludes  End of  Average  Income/(Loss)  Average   Portfolio
                                                     and      End of   sales    Period    Net     to Average      Net     Turnover
                                                Distributions Period  charge)  (000's)  Assets    Net Assets   Assets (a)  Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class A Shares
Year ended 12/31/99                                 (0.43)    $10.20  (1.27%)  $ 3,745   0.98%       3.97%      0.99%        63%
Year ended 12/31/00                                 (0.44)    $10.63   8.72%   $ 2,989   0.97%       4.18%      0.98%        59%
1/1/01 to 7/31/01(k)                                (0.26)    $10.78   3.91%*  $ 5,204   0.99%**     3.96%**    1.00%**      36%
Year ended 7/31/02                                  (0.59)    $10.79   5.74%   $ 4,445   0.98%       3.32%      1.07%        86%
Year ended 7/31/03                                  (0.41)    $10.65   2.48%   $ 4,317   0.98%       3.10%      1.08%        85%
Year ended 7/31/04                                  (0.43)    $10.54   3.03%   $ 4,479   0.98%       3.17%      1.09%        84%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                              (0.21)    $10.78   3.02%*  $   303   1.74%**     2.41%**    1.87%**      86%
Year ended 7/31/03                                  (0.33)    $10.63   1.67%   $ 1,066   1.73%       2.35%      1.83%        85%
Year ended 7/31/04                                  (0.39)    $10.51   2.54%   $ 1,269   1.44%       2.71%      1.84%        84%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                              (0.21)    $10.78   3.03%*  $   528   1.74%**     2.08%**    1.87%**      86%
Year ended 7/31/03                                  (0.33)    $10.63   1.64%   $   973   1.73%       2.35%      1.83%        85%
Year ended 7/31/04                                  (0.34)    $10.53   2.29%   $   366   1.73%       2.42%      1.83%        84%
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class A Shares
Year ended 7/31/00                                  (0.41)    $ 9.89   2.85%   $13,257   1.01%       3.88%      1.05%        26%
Year ended 7/31/01                                  (0.39)    $10.28   8.04%   $14,516   1.01%       3.83%      1.07%        26%
Year ended 7/31/02(l)                               (0.35)    $10.48   5.50%   $18,638   1.11%       3.53%      1.17%        28%
Year ended 7/31/03                                  (0.34)    $10.39   2.39%   $25,177   1.02%       3.23%      1.10%        20%
Year ended 7/31/04                                  (0.36)    $10.39   3.40%   $26,962   1.03%       3.14%      1.11%        15%
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class B Shares
10/11/00(d) to 7/31/01                              (0.30)    $10.10   5.17%*  $   898   1.78%**     2.99%**    1.84%**      26%
Year ended 7/31/02(l)                               (0.28)    $10.29   4.76%   $ 2,732   1.87%       2.72%      1.93%        28%
Year ended 7/31/03                                  (0.27)    $10.19   1.59%   $ 5,101   1.76%       2.48%      1.84%        20%
Year ended 7/31/04                                  (0.28)    $10.18   2.62%   $ 4,714   1.78%       2.39%      1.86%        15%
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class C Shares
Year ended 7/31/00                                  (0.36)    $ 9.87   2.25%   $   990   1.52%       3.30%      1.81%        26%
Year ended 7/31/01                                  (0.33)    $10.25   7.31%   $ 1,516   1.72%       3.12%      1.89%        26%
Year ended 7/31/02(l)                               (0.28)    $10.44   4.71%   $ 3,746   1.88%       2.72%      1.94%        28%
Year ended 7/31/03                                  (0.26)    $10.35   1.65%   $ 6,395   1.77%       2.48%      1.85%        20%
Year ended 7/31/04                                  (0.28)    $10.35   2.65%   $ 4,328   1.78%       2.39%      1.86%        15%
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class A Shares
Year ended 12/31/99                                 (0.39)    $ 9.92   0.51%   $ 4,378   0.86%       3.83%      0.97%        14%
Year ended 12/31/00                                 (0.42)    $10.09   6.05%   $ 3,629   0.83%       4.01%      0.94%        36%
1/1/01 to 7/31/01(m)                                (0.24)    $10.24   4.02%*  $ 3,569   0.84%**     3.85%**    0.96%**      19%
Year ended 7/31/02                                  (0.41)    $10.38   5.51%   $ 3,575   0.84%       3.49%      1.03%        25%
Year ended 7/31/03                                  (0.33)    $10.30   2.45%   $ 8,006   0.84%       2.84%      1.02%        12%
Year ended 7/31/04                                  (0.28)    $10.16   1.37%   $ 7,294   0.84%       2.60%      1.03%        21%
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                              (0.26)    $10.38   2.82%*  $   374   1.70%**     2.48%**    1.84%**      25%
Year ended 7/31/03                                  (0.24)    $10.30   1.70%   $ 2,010   1.69%       1.95%      1.76%        12%
Year ended 7/31/04                                  (0.19)    $10.16   0.43%   $ 1,574   1.69%       1.76%      1.78%        21%
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                              (0.26)    $10.38   2.89%*  $   795   1.70%**     2.47%**    1.82%**      25%
Year ended 7/31/03                                  (0.24)    $10.29   1.60%   $ 3,967   1.69%       1.97%      1.77%        12%
Year ended 7/31/04                                  (0.19)    $10.16   0.48%   $ 1,794   1.69%       1.76%      1.78%        21%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)


                                                                                        Net Realized
                                                          Net Asset                    and Unrealized      Less            Total
                                                            Value,         Net             Gains/      Distribution      Dividends
                                                          Beginning     Investment     (Losses) from        to              and
                                                          of Period   Income/(Loss)     Investments    shareholders    Distributions
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class A Shares
Year ended 7/31/00                                         $1.00            0.05              --           (0.05)            --
Year ended 7/31/01                                         $1.00            0.05              --           (0.05)            --
Year ended 7/31/02                                         $1.00            0.02              --           (0.02)            --
Year ended 7/31/03                                         $1.00            0.01              --^          (0.01)            --
Year ended 7/31/04                                         $1.00              --^             --^             --^            --
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class B Shares
10/11/00(d) to 7/31/01                                     $1.00            0.03              --           (0.03)            --
Year ended 7/31/02                                         $1.00            0.01              --           (0.01)            --
Year ended 7/31/03                                         $1.00              --^             --^             --^            --
Year ended 7/31/04                                         $1.00              --^             --^             --^            --
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class C Shares
5/5/02(d) to 7/31/02                                       $1.00              --^             --              --^            --
Year ended 7/31/03                                         $1.00              --^             --^             --^            --
Year ended 7/31/04                                         $1.00              --^             --^             --^            --
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Advisor Shares
10/29/01(d) to 7/31/02                                     $1.00            0.01              --           (0.01)         (0.01)
Year ended 7/31/03                                         $1.00            0.01              --^          (0.01)         (0.01)
Year ended 7/31/04                                         $1.00              --^             --^             --^            --^
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund Class A Shares
Year ended 7/31/00                                         $1.00            0.05              --           (0.05)            --
Year ended 7/31/01                                         $1.00            0.05              --           (0.05)            --
Year ended 7/31/02                                         $1.00            0.02              --           (0.02)            --
Year ended 7/31/03                                         $1.00            0.01              --^          (0.01)            --
Year ended 7/31/04                                         $1.00              --^             --^             --^            --
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund Class A Shares
Year ended 12/31/99                                        $1.00            0.03              --           (0.03)            --
Year ended 12/31/00                                        $1.00            0.04              --           (0.04)            --
1/1/01 to 7/31/01(c)                                       $1.00            0.02              --           (0.02)            --
Year ended 7/31/02                                         $1.00            0.01              --           (0.01)            --
Year ended 7/31/03                                         $1.00            0.01              --           (0.01)            --
Year ended 7/31/04                                         $1.00              --^             --              --^            --
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund Class A Shares
Year ended 7/31/00                                         $1.00            0.03              --           (0.03)            --
Year ended 7/31/01                                         $1.00            0.03              --           (0.03)            --
Year ended 7/31/02                                         $1.00            0.01              --           (0.01)            --
Year ended 7/31/03                                         $1.00            0.01              --^          (0.01)            --
Year ended 7/31/04                                         $1.00              --^             --^             --^            --
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)


                                                                                             Ratios/Supplemental Data
                                                                               ----------------------------------------------------
                                                                                            Ratios of     Ratios of       Ratio of
                                                                                 Net         Expenses        Net          Expenses
                                                  Net Asset                    Assets,          to        Investment         to
                                                    Value,                      End of       Average        Income        Average
                                                    End of        Total         Period         Net        to Average        Net
                                                    Period       Return        (000's)        Assets      Net Assets     Assets (a)
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class A Shares
Year ended 7/31/00                                  $1.00         5.27%        $215,082        0.77%         5.29%          0.87%
Year ended 7/31/01                                  $1.00         5.14%        $356,091        0.78%         4.86%          0.88%
Year ended 7/31/02                                  $1.00         1.77%        $447,556        0.80%         1.71%          0.89%
Year ended 7/31/03                                  $1.00         0.76%        $436,687        0.79%         0.77%          0.90%
Year ended 7/31/04                                  $1.00         0.40%        $387,424        0.79%         0.40%          0.91%
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class B Shares
10/11/00(d) to 7/31/01                              $1.00         3.10%*       $  1,021        1.53%**       3.63%**        1.63%**
Year ended 7/31/02                                  $1.00         1.00%        $  1,893        1.55%         0.91%          1.64%
Year ended 7/31/03                                  $1.00         0.32%        $  2,426        1.22%         0.33%          1.65%
Year ended 7/31/04                                  $1.00         0.24%        $  1,651        0.95%         0.23%          1.66%
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class C Shares
5/5/02(d) to 7/31/02                                $1.00         0.19%*       $     60        1.54%**       0.48%**        1.71%**
Year ended 7/31/03                                  $1.00         0.32%        $    154        1.14%         0.32%          1.65%
Year ended 7/31/04                                  $1.00         0.23%        $  2,843        0.98%         0.25%          1.66%
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Advisor Shares
10/29/01(d) to 7/31/02                              $1.00         1.02%*       $      2        0.89%**       1.23%**        0.96%**
Year ended 7/31/03                                  $1.00         0.53%        $     62        1.02%         0.46%          1.15%
Year ended 7/31/04                                  $1.00         0.24%        $     36        0.96%         0.26%          1.16%
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund Class A Shares
Year ended 7/31/00                                  $1.00         5.10%        $264,393        0.77%         4.93%          0.89%
Year ended 7/31/01                                  $1.00         5.02%        $248,064        0.75%         4.92%          0.85%
Year ended 7/31/02                                  $1.00         1.58%        $270,062        0.85%         1.57%          0.94%
Year ended 7/31/03                                  $1.00         0.71%        $177,390        0.81%         0.66%          0.91%
Year ended 7/31/04                                  $1.00         0.27%        $110,153        0.82%         0.27%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund Class A Shares
Year ended 12/31/99                                 $1.00         2.86%        $    658        0.53%         2.82%          0.63%
Year ended 12/31/00                                 $1.00         3.70%        $    160        0.54%         3.44%          0.63%
1/1/01 to 7/31/01(c)                                $1.00         1.57%*       $    215        0.79%**       2.67%**        0.88%**
Year ended 7/31/02                                  $1.00         1.25%        $    177        0.70%         1.26%          0.91%
Year ended 7/31/03                                  $1.00         0.78%        $     19        0.64%         0.90%          0.92%
Year ended 7/31/04                                  $1.00         0.49%        $     18        0.64%         0.48%          0.91%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund Class A Shares
Year ended 7/31/00                                  $1.00         3.40%        $ 29,693        0.38%         3.33%          1.08%
Year ended 7/31/01                                  $1.00         3.37%        $ 40,981        0.36%         3.26%          0.99%
Year ended 7/31/02                                  $1.00         1.38%        $ 42,004        0.41%         1.35%          1.02%
Year ended 7/31/03                                  $1.00         0.80%        $ 53,079        0.52%         0.80%          1.03%
Year ended 7/31/04                                  $1.00         0.43%        $ 17,590        0.63%         0.42%          1.05%
------------------------------------------------------------------------------------------------------------------------------------


                                                   Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)   The Fund changed its fiscal year end to July 31 from December 31.

(d)   Reflects date of commencement of operations.


(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced Fund, Class A, Class B, Class C and Advisor shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.75% to 0.86%, 0.09% to 0.10%, 0.10% to 0.11%, and 0.47% to
      0.55%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.


(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.61%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

                       See notes to financial statements

Fifth Third Funds
Notes to Financial Highlights

--------------------------------------------------------------------------------

(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Class A Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.70% to 4.26%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.67% to 4.22%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.92% to 3.96%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains an losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.50% to 3.53%, 2.69% to 2.72% and 2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.84% to 3.85%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

^     Amount is less than $0.005 per share.

*     Not annualized.

**    Annualized.

#     Represents income or gains/(losses) from affiliates.

@     Average shares method used in calculation.

                        See notes to financial statements

Addresses


Fifth Third Funds                                            Fifth Third Funds
Stock and Bond Mutual Funds                                  3435 Stelzer Road
Asset Allocation Funds                                       Columbus, Ohio 43219
Money Market Mutual Funds
Class A Shares
Class B Shares
Class C Shares
Advisor Shares
------------------------------------------------------------------------------------------------------

Investment Advisor                                           Fifth Third Asset Management, Inc.
                                                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------

Sub-Advisor                                                  Morgan Stanley Investment Management Inc.
(International Equity Fund only)                             1221 Avenue of the Americas
                                                             New York, New York 10020
------------------------------------------------------------------------------------------------------

Sub-Advisor                                                  Fort Washington Investment Advisors, Inc.
(High Yield Bond Fund only)                                  420 East Fourth Street
                                                             Cincinnati, Ohio 45202
------------------------------------------------------------------------------------------------------

Distributor                                                  Fifth Third Funds Distributor, Inc.
                                                             3435 Stelzer Road
                                                             Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                      Fifth Third Bank
                                                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------

Sub-Administrator                                            BISYS Fund Services Limited Partnership
                                                             3435 Stelzer Road
                                                             Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent and Sub-Accountant    BISYS Fund Services Ohio, Inc.
                                                             3435 Stelzer Road
                                                             Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm                PricewaterhouseCoopers LLP
                                                             100 East Broad Street
                                                             Suite 2100
                                                             Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

              * The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

--------------------------------------------------------------------------------

You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*

--------------------------------------------------------------------------------

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.


      o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.


                                       Investment Company Act file no. 811-5669.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                            [LOGO] Fifth Third Funds

[GRAPHIC OMITTED]

                            [LOGO] Fifth Third Funds


                                   STOCK AND BOND MUTUAL FUNDS
                                   ASSET ALLOCATION FUNDS
                                   Institutional Shares


                                   Prospectus


                                   November 29, 2005


--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Asset Allocation Funds
Institutional Shares


Table of Contents
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks

Equity Funds - Growth Style
Small Cap Growth Fund .....................................................    2
Mid Cap Growth Fund .......................................................    4
Quality Growth Fund .......................................................    6

Equity Funds - Core Style
Large Cap Core Fund .......................................................    8
Equity Index Fund .........................................................   10
Balanced Fund .............................................................   12

Equity Funds - Value Style
Micro Cap Value Fund ......................................................   14
Small Cap Value Fund ......................................................   16
Multi Cap Value Fund ......................................................   18
Disciplined Large Cap Value Fund ..........................................   20

Asset Allocation Strategy
LifeModel Aggressive Fund(SM) .............................................   22
LifeModel Moderately Aggressive Fund(SM) ..................................   26
LifeModel Moderate Fund(SM) ...............................................   30
LifeModel Moderately Conservative Fund(SM) ................................   34
LifeModel Conservative Fund(SM) ...........................................   38

Strategic Income Strategy
Strategic Income Fund .....................................................   42

Specialty Strategy
Dividend Growth Fund ......................................................   44
Technology Fund ...........................................................   46
International Equity Fund .................................................   48

Fixed Income Funds - Taxable Style
High Yield Bond Fund ......................................................   50
Bond Fund .................................................................   52
Intermediate Bond Fund ....................................................   54
Short Term Bond Fund ......................................................   56
U.S. Government Bond Fund .................................................   58

Fixed Income Funds - Municipal Style
Municipal Bond Fund .......................................................   60
Intermediate Municipal Bond Fund ..........................................   62
Ohio Municipal Bond Fund ..................................................   64
Michigan Municipal Bond Fund ..............................................   66

Shareholder Fees and Fund Expenses
Fee Tables ................................................................   68
Expense Examples ..........................................................   72

Additional Information About the Funds' Investments
Investment Practices ......................................................   75
Investment Risks ..........................................................   81
Investment Policies of the Underlying Funds ...............................   83

Fund Management
Investment Advisor and Subadvisors ........................................   83
Portfolio Managers ........................................................   90
Portfolio Holdings ........................................................   95

Shareholder Information
Purchasing and Selling Fund Shares ........................................   95
Abusive Trading Practices .................................................   95
Purchasing and Adding To Your Shares ......................................   96
Selling Your Shares .......................................................   97
Exchanging Your Shares ....................................................   98
Dividends and Capital Gains ...............................................   98
Expenses ..................................................................   99
Taxation ..................................................................   99
Additional Information about the Funds ....................................  101

Financial Highlights ......................................................  103


Back Cover
Where to learn more about Fifth Third Funds

Overview
--------------------------------------------------------------------------------


This section provides important information about each of the stock, bond, and asset allocation funds (each, a "Fund' and, collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All funds are managed by Fifth Third Asset Management, Inc. Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund. Fort Washington Investment Advisors, Inc. ("Fort Washington") acts as investment subadvisor to Fifth Third High Yield Bond Fund.


Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

There is no guarantee that any Fund will achieve its objective.

                                                                          Growth
                                                                          Style
Fifth Third Small Cap Growth Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

The Advisor relies on intensive research to identify companies with growth potential. Among small cap companies, the Advisor attempts to capture the performance of potential leaders as they emerge.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 23.75%  19.56%  27.94%  -6.15%  27.98%  -0.38%  -4.11%  -25.00%  40.45%  6.04%
--------------------------------------------------------------------------------
  1995     96      97      98      99      00      01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q4 2001    20.66%
  Worst quarter:                              Q3 1998   -21.20%
  Year to Date Return (1/1/05 to 9/30/05):                  --%


______________________
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

Fifth Third Small Cap Growth Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                11/2/92
   Return Before Taxes                                                                 6.04%        1.31%           9.26%
   Return After Taxes on Distributions(3)                                              3.39%        0.33%           7.71%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      7.28%        1.03%           7.55%
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index*
   (reflects no deduction for fees, expenses or taxes)                                14.31%       -3.57%           7.12%
-----------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                                                                          Growth
                                                                          Style
Fifth Third Mid Cap Growth Fund
--------------------------------------------------------------------------------

Fundamental Objective Growth of capital. Income is a secondary objective.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations between $1.5 billion and $15 billion or held in the Russell MidCap(R) Index (generally, between $500 million and $10 billion).


The Fund intends to invest in mid sized companies that have the potential for sustainable long-term revenue and earnings growth at a rate faster than the average company and the overall economy. In searching for these companies, the Advisor considers solid balance sheets, high levels of profitability, strong profit margins and high returns on equity. The Advisor looks for companies which operate in niche markets or in fast growing industries. The Advisor also considers companies which have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.


To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, convertible securities, high yield securities and other debt securities that pay interest.


The Advisor relies on intensive research to identify companies with growth potential. Among mid cap stocks, the Advisor looks for companies that are leaders in their industry and offer high growth potential - in addition to strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.


Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  26.03%  17.59%  32.64%  3.41%  17.06%  6.93%  -6.28%  -30.43%  37.51%  8.32%
--------------------------------------------------------------------------------
   1995     96      97     98      99     00      01      02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q4 1999    23.15%
  Worst quarter:                              Q3 2001   -22.69%
  Year to Date Return (1/1/05 to 9/30/05):                  --%


______________________
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Mid Cap Growth Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                 1/1/85
   Return Before Taxes                                                                 8.32%        0.76%           9.48%
   Return After Taxes on Distributions(2)                                              8.32%        0.05%           8.00%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                                                      5.40%        0.45%           7.69%
-----------------------------------------------------------------------------------------------------------------------------
Russell MidCap(R) Growth Index*
   (reflects no deduction for fees, expenses or taxes)                                15.48%       -3.36%          11.23%
-----------------------------------------------------------------------------------------------------------------------------


(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth value.

                                                                          Growth
                                                                          Style
Fifth Third Quality Growth Fund
--------------------------------------------------------------------------------

Fundamental Objective Growth of capital. Income is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management, financial flexibility and reasonable stock prices based on valuation analyses.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

31.59%  23.68%  32.70%  30.16%  23.86%  -3.82%  -13.76%  -32.51%  31.37%  -0.88%
--------------------------------------------------------------------------------
 1995     96      97      98      99      00      01       02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q4 1998    28.21%
  Worst quarter:                              Q2 2002   -19.74%
  Year to Date Return (1/1/05 to 9/30/05):                  --%


______________________
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Quality Growth Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                 1/1/83
   Return Before Taxes                                                                -0.88%        -6.13%          9.76%
   Return After Taxes on Distributions(2)                                             -0.88%        -6.70%          8.59%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                                                     -0.57%        -5.15%          8.26%
-----------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index*
   (reflects no deduction for fees, expenses or taxes)                                 6.30%        -9.29%          9.59%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)**
   (reflects no deduction for fees, expenses or taxes)                                10.87%        -2.30%         12.07%
-----------------------------------------------------------------------------------------------------------------------------


(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

                                                                           Core
                                                                           Style
Fifth Third Large Cap Core Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index.

The Fund has been constructed around an investment strategy that relies on quantitative analysis, or a series of financial calculations. Focused on factors such as a company's valuation, earnings quality, profitability and use of capital, in addition to a mathematical assessment of the market's sentiment regarding a stock, the Fund's research process highlights stocks that feature the best prospects for positive returns while minimizing risk relative to the benchmark.

The Advisor purchases securities with strong or improving scores based on its quantitative model and will sell securities with weak or deteriorating quantitative scores. Securities may also be purchased or sold in order to maintain a desired level of risk relative to the S&P 500 Index. In addition, the Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or fundamentals is detected, but not yet picked up by the quantitative model.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

The Fund invests in both value oriented stocks and growth oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.


When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

34.91%  19.47%  24.14%  28.07%  18.79% -11.25%  -12.82%  -23.77%  26.11%  10.64%
--------------------------------------------------------------------------------
 1995     96      97      98      99      00      01       02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q4 1998    21.19%
  Worst quarter:                              Q3 2002   -18.15%
  Year to Date Return (1/1/05 to 9/30/05):                  --%


______________________
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Growth and Income Fund. On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund.

Fifth Third Large Cap Core Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                11/2/92
   Return Before Taxes                                                                10.64%        -3.82%          9.59%
   Return After Taxes on Distributions(3)                                             10.04%        -4.49%          7.83%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      7.69%        -3.37%          7.62%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*
   (reflects no deduction for fees, expenses or taxes)                                10.87%        -2.30%         12.07%
-----------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index**
   (reflects no deduction for fees, expenses or taxes)                                11.40%        -1.76%         12.16%
-----------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Growth and Income Fund.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 1000(R) Index.

                                                                           Core
                                                                           Style
Fifth Third Equity Index Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

______________________
* "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.


When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

36.23%  22.18%  32.55%  28.26%  20.55%  -9.30%  -12.22%  -22.35%  28.20%  10.63%
--------------------------------------------------------------------------------
 1995     96      97      98      99      00      01       02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q4 1998    21.26%
  Worst quarter:                              Q3 2002   -17.34%
  Year to Date Return (1/1/05 to 9/30/05):                  --%


______________________
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Index Equity Fund. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

Fifth Third Equity Index Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                11/2/92
   Return Before Taxes                                                                10.63%        -2.59%         11.58%
   Return After Taxes on Distributions(3)                                             10.32%        -2.97%         10.43%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      7.29%        -2.35%          9.61%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*
   (reflects no deduction for fees, expenses or taxes)                                10.87%        -2.30%         12.07%
-----------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Index Equity Fund.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

                                                                           Core
                                                                           Style
Fifth Third Balanced Fund
--------------------------------------------------------------------------------

Fundamental Objective Capital appreciation and income.

Principal Investment Strategies Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.


The equity position of the Fund tends to be invested in high quality large or mid-sized companies. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, and excellent prospects for above average revenue and earnings growth over the next three to five years. The Advisor also considers balance sheet strength and cash flow as well as its current ratio of debt to capital, and the quality of it's management to be key components in evaluating potential investments. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is, companies with market capitalizations between $1.5 billion and $15 billion or held in the Russell MidCap(R) Index (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of mid-sized companies.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or we have realized our intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

26.53%  14.23%  24.08%  17.93%  15.64%  2.29% -8.44%  -16.35%  14.68%  4.88%
-----------------------------------------------------------------------------
 1995     96      97      98      99     00     01       02       03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q4 1998    17.83%
  Worst quarter:                              Q3 2001   -14.30%
  Year to Date Return (1/1/05 to 9/30/05):                  --%

Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                 1/1/83
   Return Before Taxes                                                                 4.88%        -1.18%          8.70%
   Return After Taxes on Distributions(2)                                              4.57%        -2.18%          7.04%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                                                      3.47%        -1.36%          6.85%
-----------------------------------------------------------------------------------------------------------------------------

S&P 500 Index(R)*
   (reflects no deduction for fees, expenses or taxes)                                10.87%        -2.30%         12.07%
-----------------------------------------------------------------------------------------------------------------------------

Lehman Brothers Aggregate Bond Index(R)**
   (reflects no deduction for fees, expenses or taxes)                                 4.34%         7.71%          7.22%
-----------------------------------------------------------------------------------------------------------------------------


(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                           Value
                                                                           Style
Fifth Third Micro Cap Value Fund
--------------------------------------------------------------------------------


Fundamental Objective Capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $750,000,000. While the Advisor may purchase companies with a total market value of up to $750,000,000, it will attempt to focus its purchases on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies may be thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.


The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well other kinds of investments or market averages.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 21.81%  -1.21%  22.90%  0.25%  69.41%  23.24%
-----------------------------------------------
  1999     00      01     02      03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q2 2003    31.37%
  Worst quarter:                              Q3 2002   -20.69%
  Year to Date Return (1/1/05 to 9/30/05):                  --%


______________________

(1) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

Fifth Third Micro Cap Value Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                 2/1/98
   Return Before Taxes                                                                23.24%        20.50%          17.21%
   Return After Taxes on Distributions(3)                                             21.82%        19.03%          15.96%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                     16.33%        17.32%          14.63%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 2/1/98)
Russell Micro Cap Index*
   (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 2/1/98)
Russell 2000(R) Value Index**
   (reflects no deduction for fees, expenses or taxes)                                22.25%        17.23%          15.17%
-------------------------------------------------------------------------------------------------------------------------------


(1) On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Fund has changed its standardized benchmark from the Russell 2000(R) Value Index to the Russell Micro Cap Index in order to better represent the Fund's investment policies for comparison purposes. The Russell Micro Cap(TM) Index measures performance of the micro cap segment, representing less than 3% of the U.S. equity market. The Russell Micro Cap Index includes the 1,000 smallest securities in the small-cap Russell 2000 Index plus the next 1,000 securities.

** The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

                                                                           Value
                                                                           Style
Fifth Third Small Cap Value Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.


Small cap companies are those companies whose market capitalizations are less than $3 billion. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.


The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor attempts to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The Advisor utilizes fundamental research and a disciplined valuation process along with historical returns, margins, and balance sheet and growth data to evaluate prospective investments. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.


Fifth Third Asset Management typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. The Advisor believes that, in the small cap realm, stock pricing inefficiencies may occur because of investor neglect or emotionally driven buy/sell decisions. Disciplined valuation techniques may reward patient investors as these companies are "rediscovered" by the investing public. Because small cap stocks may embody risks not associated with larger companies, the Advisor seeks to reduce that risk by diversifying investments across multiple sectors and by looking for companies with strong balance sheets. The Advisor looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well other kinds of investments or market averages.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                     11.78%
                                   -----------
                                      2004

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                               Q4 2004     7.84%
  Worst quarter:                              Q3 2004    -2.62%
  Year to Date Return (1/1/05 to 9/30/05):                  --%

Fifth Third Small Cap Value Fund
--------------------------------------------------------------------------------

Average Annual Total Returns (for the periods ended December 31, 2004)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Inception Date   Past Year     Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                                  4/1/03
-------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                              11.78%          28.31%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions(1)                                                            9.38%          25.55%
-------------------------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                    8.23%          22.90%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 4/1/03)
Russell 2000(R) Value Index*
   (reflects no deduction for fees, expenses or taxes)                                              22.25%          43.47%
-------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as marked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

                                                                           Value
                                                                           Style
Fifth Third Multi Cap Value Fund
--------------------------------------------------------------------------------

Fundamental Objective High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well other kinds of investments or market averages.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 22.51%  19.07%  28.21%  -8.77%  13.22%  23.78%  7.91%  -15.83%  40.66%  15.40%
--------------------------------------------------------------------------------
  1995     96      97      98      99      00     01      02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q2 2003    23.22%
  Worst quarter:                              Q3 1998   -21.09%
  Year to Date Return (1/1/05 to 9/30/05):                  --%


______________________
(1) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

Fifth Third Multi Cap Value Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                9/30/89
   Return Before Taxes                                                                15.40%        12.79%         13.41%
   Return After Taxes on Distributions(3)                                             14.41%        11.54%         11.47%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                     11.27%        10.63%         10.79%
-----------------------------------------------------------------------------------------------------------------------------
Russell 3000(R) Value Index*
   (reflects no deduction for fees, expenses or taxes)                                16.94%        6.10%          13.84%
-----------------------------------------------------------------------------------------------------------------------------
Russell MidCap(R) Value Index**
   (reflects no deduction for fees, expenses or taxes)                                23.71%        13.48%         15.72%
-----------------------------------------------------------------------------------------------------------------------------


(1) On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance of the Fund reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

                                                                           Value
                                                                           Style
Fifth Third Disciplined Large Cap Value Fund
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are currently defined as companies with at least $5 billion in market capitalization. The Fund intends to invest primarily in stocks of companies with one or more of the following characteristics: low ratio of price to earnings, cash flow, sales or book value, above average dividend yield, as well as companies which the Advisor believes are undervalued relative to their prospects for future earnings or to their asset values. In selecting equity securities, the Advisor will consider an issuing company's balance sheet and interest coverage. Most stocks will be purchased for a combination of current income and capital appreciation. The Fund expects to earn current income mainly from stock dividends which may be supplemented by interest on convertible bonds and dividends on preferred stock.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.


The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including rising earnings expectations, divesting a business, new management, new products, restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises. The Advisor also attempts to control risk in the portfolio by monitoring sector weights, as compared to the benchmark index for the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equities and in debt. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well other kinds of investments or market averages.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. Investments in bonds subject the Fund to the risk that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

30.73%  16.83%  38.15%  18.03%  -4.71%  12.75%  -12.35%  -13.72%  34.14%  13.73%
--------------------------------------------------------------------------------
 1995     96      97      98      99      00       01       02      03      04


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                               Q2 2003    19.07%
  Worst quarter:                              Q3 2002   -13.86%
  Year to Date Return (1/1/05 to 9/30/05):                  --%



______________________
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

      The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

Fifth Third Disciplined Large Cap Value Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                 1/1/83
   Return Before Taxes                                                                13.73%        5.40%          11.93%
   Return After Taxes on Distributions(2)                                             13.04%        4.50%            N/A
   Return After Taxes on Distributions and
     Sale of Fund Shares(2)                                                            9.72%        4.27%            N/A
-----------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index*
   (reflects no deduction for fees, expenses or taxes)                                16.49%        5.27%          13.82%
-----------------------------------------------------------------------------------------------------------------------------


(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

      The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Aggressive Fund(SM)                              Strategy
--------------------------------------------------------------------------------

Fundamental Objective The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on stocks:

      o From 80% to 100% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund.................................................     0-50%
Mid Cap Growth Fund...................................................     0-50%
Quality Growth Fund...................................................     0-50%
Large Cap Core Fund...................................................     0-50%
Small Cap Value Fund..................................................     0-50%
Multi Cap Value Fund..................................................     0-50%
Disciplined Large Cap Value Fund......................................     0-50%
International Equity Fund.............................................     0-25%
High Yield Bond Fund..................................................
Bond Fund.............................................................     0-20%
Intermediate Bond Fund................................................     0-20%
Short Term Bond Fund..................................................     0-20%
Institutional Money Market Fund.......................................     0-10%
U.S. Treasury Money Market Fund.......................................     0-10%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

LifeModel(SM) Aggressive Fund
Small Cap Growth Index(1) ............................................      6.0%
Small Cap Value Index(2) .............................................      6.0%
International Index(3) ...............................................      8.0%
Mid Cap Growth Index(4) ..............................................     10.0%
Mid Cap Value Index(5) ...............................................     10.0%
Large Cap Growth Index(6) ............................................     18.0%
Large Cap Value Index(7) .............................................     18.0%
Large Cap Core Index(8) ..............................................     14.0%
High Yield Bond Index(9) .............................................
Intermediate Bond Index(10) ..........................................     10.0%

The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.


For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund(SM) will be affected.

Fifth Third LifeModel Aggressive Fund(SM)
--------------------------------------------------------------------------------

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.


Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Institutional Shares
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  34.07%   8.61%
                                 ----------------
                                   2003     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q2 2003    17.60%
  Worst quarter:                              Q1 2003    -4.61%
  Year to Date Return (1/1/05 to 9/30/05):                  --%

Fifth Third LifeModel Aggressive Fund(SM)
--------------------------------------------------------------------------------

Average Annual Total Returns (for the periods ended December 31, 2004)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Inception Date   Past Year     Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                                  8/1/02
   Return Before Taxes                                                                               8.61%          15.84%
   Return After Taxes on Distributions(1)                                                            8.27%          15.30%
   Return After Taxes on Distributions and
     Sale of Fund Shares(1)                                                                          5.83%          13.40%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
Wilshire 5000 Index* (reflects no deduction for fees, expenses or taxes)                            12.62%          16.51%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
   (reflects no deduction for fees, expenses or taxes)                                              3.04%            5.15%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
LifeModel Aggressive Target Neutral Style Class Index Blend
   (reflects no deduction for fees, expenses or taxes)                                              13.65%          17.39%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
LifeModel Aggressive Target Neutral Asset Class Index Blend***
   (reflects no deduction for fees, expenses or taxes)                                              11.67%          15.44%
-------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index(13) (90%) and Lehman Brothers Intermediate Government/Credit Bond Index(14) (10%). The LifeModel Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

Index Information
--------------------------------------------------------------------------------

(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)

(10) The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(12) The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

(13) The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(14) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Moderately Aggressive Fund(SM)                   Strategy
--------------------------------------------------------------------------------

Fundamental Objective The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderately aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond funds and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on stocks:

      o From 60% to 80% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 20% to 40% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund.................................................     0-40%
Mid Cap Growth Fund...................................................     0-40%
Quality Growth Fund...................................................     0-40%
Large Cap Core Fund...................................................     0-40%
Small Cap Value Fund..................................................     0-40%
Multi Cap Value Fund..................................................     0-40%
Disciplined Large Cap Value Fund......................................     0-40%
International Equity Fund.............................................     0-20%
High Yield Bond Fund..................................................
Bond Fund.............................................................     0-30%
Intermediate Bond Fund................................................     0-30%
Short Term Bond Fund..................................................     0-30%
Institutional Money Market Fund.......................................     0-10%
U.S. Treasury Money Market Fund.......................................     0-10%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

LifeModel(SM) Moderately Aggressive Fund
Small Cap Growth Index(1) ............................................      4.7%
Small Cap Value Index(2) .............................................      4.7%
International Index(3) ...............................................      6.2%
Mid Cap Growth Index(4) ..............................................      7.8%
Mid Cap Value Index(5) ...............................................      7.8%
Large Cap Growth Index(6) ............................................     14.0%
Large Cap Value Index(7) .............................................     14.0%
Large Cap Core Index(8) ..............................................     10.8%
High Yield Bond Index(9)..............................................
Bond Index(10) .......................................................      5.0%
Intermediate Bond Index(11) ..........................................     15.0%
Short Term Bond Index(12) ............................................     10.0%

The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.


For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Fifth Third LifeModel Moderately Aggressive Fund(SM)
--------------------------------------------------------------------------------


Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 27.55%    7.32%
                                ----------------
                                  2003      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q2 2003    13.93%
  Worst quarter:                              Q1 2003    -2.71%
  Year to Date Return (1/1/05 to 9/30/05):                  --%

Fifth Third LifeModel Moderately Aggressive Fund(SM)
--------------------------------------------------------------------------------

Average Annual Total Returns (for the periods ended December 31, 2004)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Inception Date   Past Year     Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                                  8/1/02
   Return Before Taxes                                                                              7.32%           15.23%
   Return After Taxes on Distributions(1)                                                           6.80%           14.57%
   Return After Taxes on Distributions and
     Sale of Fund Shares(1)                                                                         4.97%           12.78%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
Wilshire 5000 Index*
   (reflects no deduction for fees, expenses or taxes)                                             12.62%           16.51%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
   (reflects no deduction for fees, expenses or taxes)                                              3.04%            5.15%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
LifeModel Moderately Aggressive Target Neutral Style Class Index Blend
   (reflects no deduction for fees, expenses or taxes)                                             11.14%           14.55%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend***
   (reflects no deduction for fees, expenses or taxes)                                              9.75%           13.26%
-------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.


** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index(13) (70%) and Lehman Brothers Intermediate Government/Credit Bond Index(14) (30%). The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

Index Information
--------------------------------------------------------------------------------

(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)

(10) The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(12) The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

(13) The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(14) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Moderate Fund(SM)                                Strategy
--------------------------------------------------------------------------------

Fundamental Objective The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderate growth allocation fund, approximately half of the Fund's assets will be invested in Fifth Third equity funds and approximately half will be invested in Fifth Third bond funds, although a portion of the Fund's assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 15% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund.................................................     0-30%
Mid Cap Growth Fund...................................................     0-30%
Quality Growth Fund...................................................     0-30%
Large Cap Core Fund...................................................     0-30%
Small Cap Value Fund..................................................     0-30%
Multi Cap Value Fund..................................................     0-30%
Disciplined Large Cap Value Fund......................................     0-30%
International Equity Fund.............................................     0-15%
High Yield Bond Fund..................................................
Bond Fund.............................................................     0-40%
Intermediate Bond Fund................................................     0-40%
Short Term Bond Fund..................................................     0-40%
Institutional Money Market Fund.......................................     0-15%
U.S. Treasury Money Market Fund.......................................     0-15%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

LifeModel(SM) Moderate Fund
Small Cap Growth Index(1) ............................................      3.3%
Small Cap Value Index(2) .............................................      3.3%
International Index(3) ...............................................      4.4%
Mid Cap Growth Index(4) ..............................................      5.6%
Mid Cap Value Index(5) ...............................................      5.6%
Large Cap Growth Index(6) ............................................     10.0%
Large Cap Value Index(7) .............................................     10.0%
Large Cap Core Index(8) ..............................................      7.8%
High Yield Bond Index(9) .............................................
Bond Index(10) .......................................................     10.0%
Intermediate Bond Index(11) ..........................................     25.0%
Short Term Bond Index(12) ............................................     15.0%

The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.


For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.


Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time.

Fifth Third LifeModel Moderate Fund(SM)
--------------------------------------------------------------------------------


When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             20.65%   6.29%
                            ----------------
                              2003     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                               Q2 2003    10.62%
  Worst quarter:                              Q1 2003    -1.58%
  Year to Date Return (1/1/05 to 9/30/05):                  --%

Fifth Third LifeModel Moderate Fund(SM)
--------------------------------------------------------------------------------

Average Annual Total Returns (for the periods ended December 31, 2004)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Inception Date   Past Year     Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                                  8/1/02
   Return Before Taxes                                                                              6.29%           11.09%
   Return After Taxes on Distributions(1)                                                           5.68%           10.30%
   Return After Taxes on Distributions and
     Sale of Fund Shares(1)                                                                         4.20%            9.08%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
Wilshire 5000 Index*
   (reflects no deduction for fees, expenses or taxes)                                             12.62%           16.51%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
   (reflects no deduction for fees, expenses or taxes)                                              3.04%            5.15%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
LifeModel Moderate Target Neutral Style Class Index Blend
   (reflects no deduction for fees, expenses or taxes)                                              8.74%           11.78%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 8/1/02)
LifeModel Moderate Target Neutral Asset Class Index Blend***
   (reflects no deduction for fees, expenses or taxes)                                              7.83%           11.01%
-------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.


** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Moderate Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index(13)(50%) and Lehman Brothers Intermediate Government/Credit Bond Index(14)(50%). The LifeModel Moderate Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

Index Information
--------------------------------------------------------------------------------

(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)

(10) The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(12) The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

(13) The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(14) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Moderately Conservative Fund(SM)                 Strategy
--------------------------------------------------------------------------------

Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

      o From 50% to 70% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 30% to 50% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund..................................................    0-25%
Mid Cap Growth Fund....................................................    0-25%
Quality Growth Fund....................................................    0-25%
Large Cap Core Fund....................................................    0-25%
Small Cap Value Fund...................................................    0-25%
Multi Cap Value Fund...................................................    0-25%
Disciplined Large Cap Value Fund.......................................    0-25%
International Equity Fund..............................................    0-10%
High Yield Bond Fund...................................................
Bond Fund..............................................................    0-50%
Intermediate Bond Fund.................................................    0-50%
Short Term Bond Fund...................................................    0-50%
Institutional Money Market Fund........................................    0-20%
U.S. Treasury Money Market Fund........................................    0-20%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

LifeModel(SM) Moderately Conservative Fund
Small Cap Growth Index(1) .............................................     2.7%
Small Cap Value Index(2) ..............................................     2.7%
International Index(3) ................................................     3.6%
Mid Cap Growth Index(4) ...............................................     4.4%
Mid Cap Value Index(5) ................................................     4.4%
Large Cap Growth Index(6) .............................................     8.0%
Large Cap Value Index(7) ..............................................     8.0%
Large Cap Core Index(8)................................................     6.2%
High Yield Bond Index(9)...............................................
Bond Index(10) ........................................................    10.0%
Intermediate Bond Index(11) ...........................................    35.0%
Short Term Bond Index(12) .............................................    15.0%

The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."


Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund(SM) will be affected.


Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund(SM) will

Fifth Third LifeModel Moderately Conservative Fund(SM)
--------------------------------------------------------------------------------

change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Institutional Shares
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                        17.23%      5.29%
--------------------------------------------------------------------------------
                         2003        04


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                                 Q2 2003             8.96%
  Worst quarter:                                Q1 2003            -1.15%
  Year to Date Return (1/1/05 to 9/30/05):                            --%

Fifth Third LifeModel Moderately Conservative Fund(SM)
--------------------------------------------------------------------------------

Average Annual Total Returns (for the periods ended December 31, 2004)

------------------------------------------------------------------------------------------------------------------------
                                                                            Inception Date   Past Year   Since Inception
------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                            8/1/02
    Return Before Taxes                                                                        5.29%          8.91%
    Return After Taxes on Distributions(1)                                                     4.39%          7.81%
    Return After Taxes on Distributions and
      Sale of Fund Shares(1)                                                                   3.62%          7.02%
------------------------------------------------------------------------------------------------------------------------
                                                                                                         (Since 8/1/02)
Wilshire 5000 Index*(reflects no deduction for fees, expenses or taxes)                       12.62%         16.51%
------------------------------------------------------------------------------------------------------------------------
                                                                                                         (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
    (reflects no deduction for fees, expenses or taxes)                                        3.04%          5.15%
------------------------------------------------------------------------------------------------------------------------
                                                                                                         (Since 8/1/02)
LifeModel Moderately Conservative Target Neutral Style Class Index Blend
    (reflects no deduction for fees, expenses or taxes)                                        7.56%         10.43%
------------------------------------------------------------------------------------------------------------------------
                                                                                                         (Since 8/1/02)
LifeModel Moderately Conservative Target Neutral Asset Class Index Blend***
    (reflects no deduction for fees, expenses or taxes)                                        6.87%          9.87%
------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.


** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index(13) (40%) and Lehman Brothers Intermediate Government/Credit Bond Index(14) (60%). The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

Index Information
--------------------------------------------------------------------------------

(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)

(10) The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(12) The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

(13) The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(14) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        Asset
                                                                      Allocation
Fifth Third LifeModel Conservative Fund(SM)                            Strategy
--------------------------------------------------------------------------------

Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond funds, although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

      o From 70% to 90% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 10% to 30% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its asset in the underlying mutual funds within the following ranges:


                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund..................................................    0-15%
Mid Cap Growth Fund....................................................    0-15%
Large Cap Core Fund....................................................    0-15%
Quality Growth Fund....................................................    0-15%
Small Cap Value Fund...................................................    0-15%
Multi Cap Value Fund...................................................    0-15%
Disciplined Large Cap Value Fund.......................................    0-15%
International Equity Fund..............................................     0-5%
High Yield Bond Fund...................................................
Bond Fund..............................................................    0-60%
Intermediate Bond Fund.................................................    0-60%
Short Term Bond Fund...................................................    0-60%
Institutional Money Market Fund........................................    0-20%
U.S. Treasury Money Market Fund........................................    0-20%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Each LifeModel Fund(SM) has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. The target neutral style class index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

LifeModel(SM) Conservative Fund
Small Cap Growth Index(1) .............................................     1.3%
Small Cap Value Index(2) ..............................................     1.3%
International Index(3) ................................................     1.9%
Mid Cap Growth Index(4) ...............................................     2.2%
Mid Cap Value Index(5) ................................................     2.2%
Large Cap Growth Index(6) .............................................     4.0%
Large Cap Value Index(7) ..............................................     4.0%
Large Cap Core Index(8)................................................     3.1%
High Yield Bond Index(9)...............................................
Bond Index(10) ........................................................    15.0%
Intermediate Bond Index(11) ...........................................    45.0%
Short Term Bond Index(12) .............................................    20.0%

The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."


Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund(SM) will be affected.


Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund(SM) will change as the value of investments of the underlying Fifth Third Funds

Fifth Third LifeModel Conservative Fund(SM)
--------------------------------------------------------------------------------


increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Institutional Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                               11.24%      3.83%
--------------------------------------------------------------------------------
                                2003        04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                                  Q2 2003        5.81%
  Worst quarter:                                 Q2 2004       -1.37%
  Year to Date Return (1/1/05 to 9/30/05):                        --%

Fifth Third LifeModel Conservative Fund(SM)
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------
                                                                           Inception Date   Past Year   Since Inception
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                           8/1/02
    Return Before Taxes                                                                       3.83%          7.16%
    Return After Taxes on Distributions(1)                                                    2.67%          5.90%
    Return After Taxes on Distributions and
      Sale of Fund Shares(1)                                                                  2.60%          5.41%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (Since 8/1/02)
Wilshire 5000 Index*
    (reflects no deduction for fees, expenses or taxes)                                      12.62%         16.51%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (Since 8/1/02)
Lehman Brothers Intermediate Government/Credit Bond Index(R)**
    (reflects no deduction for fees, expenses or taxes)                                       3.04%          5.15%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (Since 8/1/02)
LifeModel Conservative Target Neutral Style Class Index Blend
    (reflects no deduction for fees, expenses or taxes)                                       5.19%          7.61%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (Since 8/1/02)
LifeModel Conservative Target Neutral Asset Class Index Blend***
    (reflects no deduction for fees, expenses or taxes)                                       4.95%          7.53%
-----------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** LifeModel Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index(13) (20%) and Lehman Brothers Intermediate Government/Credit Bond Index(14) (80%). The LifeModel Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

Index Information
--------------------------------------------------------------------------------

(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9)

(10) The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11)  The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

(12) The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

(13) The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

(14) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                       Strategic
                                                                        Income
Fifth Third Strategic Income Fund                                      Strategy
--------------------------------------------------------------------------------


Fundamental Objective High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.


Investments may be made in any diversified closed-end income fund as long as the Fund's total portfolio maintains no more than 20% in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, i.e. it will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.


The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.


Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.


The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations,

Fifth Third Strategic Income Fund
--------------------------------------------------------------------------------


clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

The principal risks of investing in the Fund also include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1),(2)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   16.44%  9.22%  11.48%  3.55%  -5.60%  16.59%  13.12%  7.87%  10.33%  6.92%
--------------------------------------------------------------------------------
    1995    96      97     98      99      00      01     02      03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                                 Q1 1995             6.38%
  Worst quarter:                                Q4 1999            -4.73%
  Year to Date Return (1/1/05 to 9/30/05):                            --%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Inception Date   Past Year   Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                       3/10/85
    Return Before Taxes                                                                       6.92%       10.90%           8.76%
    Return After Taxes on Distributions(3)                                                    5.35%        8.55%           6.05%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                            4.56%        7.94%           5.83%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Credit Bond Index(R)*                                            4.07%        8.03%           7.91%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Strategic Income Fund.

(2) For the period prior to October 22, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund.


(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Intermediate Credit Bond Index(R) is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

                                                                       Specialty
Fifth Third Dividend Growth Fund                                       Strategy
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.

In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy. First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion-including large and some mid cap companies. Within this universe of companies, the Advisor will seek companies that are experiencing consistent earnings and dividend growth.

Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. The Advisor will utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of non-diversification, equity securities, growth stocks, large cap companies and mid cap companies. The Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and, thus, could be significantly affected by the performance of one or a small number of issuers. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.

The Fund invests in growth oriented stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Significant investment in large and mid cap companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

Fifth Third Dividend Growth Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1),(2)
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

35.40%  22.44%  35.43%  32.94%  11.64%  -19.76%  -21.81%  -29.69%  20.37%  4.52%
--------------------------------------------------------------------------------
 1995     96      97      98      99      00       01       02       03     04


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                                 Q4 1998            24.93%
  Worst quarter:                                Q1 2001           -18.65%
  Year to Date Return (1/1/05 to 9/30/05):                            --%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Inception Date   Past Year   Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                        3/4/85
    Return Before Taxes                                                                       4.52%       -11.11%          6.34%
    Return After Taxes on Distributions(3)                                                    4.52%       -11.22%          4.44%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                            2.94%        -9.06%          4.43%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                            10.87%        -2.30%         12.07%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index**                                                                      11.40%        -1.76%         12.16%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index**                                                                6.30%        -9.29%          9.59%
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.

(2) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period from March 6, 1998 through August 10, 1998 reflects the performance for Class A shares of the Dividend Growth Fund (formerly the Select Stock Fund). On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of Class A shares of the Pinnacle Fund. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund has changed its benchmark from the Russell 1000(R) Index to the S&P 500 Index(R), effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.

** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Fund previously changed its benchmark from the Russell 1000(R) Growth Index, an unmanaged index of common stocks that measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, to the Russell 1000(R) Index, in order to better represent the Fund's investment policies for comparison purposes.

                                                                       Specialty
Fifth Third Technology Fund                                            Strategy
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.


The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

      o   fluctuate in price more widely and rapidly than the market as a whole

      o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

      o   decline in price due to sector specific developments

      o be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                    -33.22%  -42.00%  88.22%  -6.91%
--------------------------------------------------------------------------------
                     2001       02      03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                                 Q2 2003            41.08%
  Worst quarter:                                Q3 2001           -35.41%
  Year to Date Return (1/1/05 to 9/30/05):                            --%

Average Annual Total Returns (for the periods ended December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------
                                                                           Inception Date   Past Year   Since Inception
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                           6/5/00
    Return Before Taxes                                                                      -6.91.%        -13.95%
    Return After Taxes on Distributions(1)                                                    -6.91%        -14.02%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                            -4.49%        -11.34%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (Since 6/1/00)
Merrill Lynch 100 Technology Index*
    (reflects no deduction for fees, expenses or taxes)                                        7.14%        -15.02%
-----------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and ADRs.

                                                                       Specialty
Fifth Third International Equity Fund                                  Strategy
--------------------------------------------------------------------------------

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

11.29%  8.54%  7.96%  19.45%  26.11%  -14.24%  -17.90%  -13.77%  33.26%  15.96%
--------------------------------------------------------------------------------
 1995    96     97      98      99      00       01       02       03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                                 Q4 1999            17.74%
  Worst quarter:                                Q3 2002           -17.95%
  Year to Date Return (1/1/05 to 9/30/05):                            --%


      --------------------
(1) The Fund first offered Institutional shares on October 9, 1998. The quoted performance of Institutional shares for the period prior to October 9, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third International Equity Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Inception Date   Past Year   Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                       8/18/94
    Return Before Taxes                                                                      15.96%        -1.27%          6.31%
    Return After Taxes on Distributions(2)                                                   15.77%        -2.22%          4.88%
    Return After Taxes on Distributions and Sale of Fund Shares(2)                           10.92%        -1.50%          4.74%
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                      20.70%        -0.80%          5.94%
------------------------------------------------------------------------------------------------------------------------------------


(1) The Fund first offered Institutional shares on October 9, 1998. The quoted performance of Institutional shares for the period prior to October 9, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Morgan Stanley Capital International EAFE Index(R) is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

                                                                          Fixed-
                                                                          Income
Fifth Third High Yield Bond Fund                                          Style
--------------------------------------------------------------------------------

Fundamental Objective High level of income. Capital appreciation is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

In selecting portfolio securities, the Fund's Subadvisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the Subadvisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The Subadvisor then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

When the Subadvisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in non-invetment grade debt securities and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Non-investment grade debt securities are considered speculative and, compared to investment grade securities, tend to have:

o More volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments.

o    Greater risk of loss due to default or declining credit quality.

o Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments

o Greater susceptibility to negative market sentiments leading to depressed prices and decreased liquidity.

Non-investment grade debt securities present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Under rating agency guidelines, medium - and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that the types of factors could reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.

Changes by the primary rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The ratings of S&P, Moody's and other rating agencies generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.

The secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers, and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and funds. In addition, the trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, may adversely affect the Fund's net asset value and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value the Fund's portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect the ability of the Fund to sell securities at their fair value. If the secondary markets for non-investment grade securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

Prices for non-investment grade debt securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market for non-investment grade securities, the financial condition of issuers of these securities and the value of outstanding non-investment grade securities.

The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                          Fixed-
                                                                          Income
Fifth Third Bond Fund                                                     Style
--------------------------------------------------------------------------------


Fundamental Objective High current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Government securities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.


U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.


The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.


Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

        1.19%  10.55%  9.29%  -4.41%  11.91%  7.25%  9.42%  3.20%  3.68%
--------------------------------------------------------------------------------
        1996     97     98      99      00     01     02     03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                                 Q3 2001             5.24%
  Worst quarter:                                Q1 1996            -3.63%
  Year to Date Return (1/1/05 to 9/30/05):                            --%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Inception Date   Past Year   Past 5 Years   Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                     3/20/95
    Return Before Taxes                                                                     3.68%        7.04%            6.72%
    Return After Taxes on Distributions(2)                                                  2.40%        5.04%            4.17%
    Return After Taxes on Distributions and Sale of Fund Shares(2)                          2.40%        4.80%            4.15%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (Since 4/1/95)
Lehman Brothers Aggregate Bond Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                     4.34%        7.71%            7.38%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Income Fund.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                          Fixed-
                                                                          Income
Fifth Third Intermediate Bond Fund                                        Style
--------------------------------------------------------------------------------

Fundamental Objective High level of current income.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the following types of investment grade bonds: corporate securities, asset-backed securities, mortgage-backed securities, and U.S. Government securities. U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.


The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.


The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third Intermediate Bond Fund
--------------------------------------------------------------------------------


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

     16.18%  3.01%  7.80%  7.65%  -1.22%  9.74%  8.34%  8.61%  2.76%  2.54%
--------------------------------------------------------------------------------
      1995    96     97     98      99     00     01     02     03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best Quarter                                  Q2 1995             5.56%
  Worst Quarter                                 Q2 2004            -2.64%
  Year to Date Return (1/1/05 to 9/30/05):                            --%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Inception Date   Past Year   Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                       11/2/92
    Return Before Taxes                                                                       2.54%        6.35%           6.44%
    Return After Taxes on Distributions(2)                                                    1.12%        4.40%           4.18%
    Return After Taxes on Distributions and Sale of Fund Shares(2)                            1.64%        4.23%           4.10%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit Bond Index(R)*
    (reflects no deduction for fees, expenses or taxes)                                       3.04%        7.21%           7.15%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Intermediate Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Bond Fund.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

                                                                          Fixed-
                                                                          Income
Fifth Third Short Term Bond Fund                                          Style
--------------------------------------------------------------------------------

Fundamental Objective Current income.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds including corporate, mortgage backed securities, asset backed securities, and commercial mortgage backed securities and U.S. Government securities. U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund will maintain a dollar-weighted average portfolio maturity of less than three years.


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.


Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.


The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Some of the obligations may be below investment grade. Obligations rated in the fourth highest rating category and below involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third Short Term Bond Fund
--------------------------------------------------------------------------------


Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

     10.53%  4.22%  6.42%  6.14%  2.50%  8.12%  7.90%  4.84%  2.03%  0.74%
--------------------------------------------------------------------------------
      1995    96     97     98     99     00     01     02     03     04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best Quarter                                  Q3 2001             3.19%
  Worst Quarter                                 Q2 2004            -1.08%
  Year to Date Return (1/1/05 to 9/30/05):                            --%

Average Annual Total Returns (for the periods ended December 31, 2004)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Inception Date   Past Year   Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                       11/2/92
    Return Before Taxes                                                                       0.74%        4.68%           5.30%
    Return After Taxes on Distributions(2)                                                   -0.36%        2.90%           3.20%
    Return After Taxes on Distributions and Sale of Fund Shares(2)                            0.48%        2.90%           3.21%
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Government Corporate Index (R)*
    (reflects no deduction for fees, expenses or taxes)                                       1.21%        5.32%           5.95%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index**                                                                        3.26%        2.49%           2.43%
------------------------------------------------------------------------------------------------------------------------------------
91-Day Treasury Bill***                                                                       1.24%        2.80%           4.00%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Short Term Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Short Term Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Short Term Bond Fund.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Merrill Lynch 1-3 Year Government Corporate Index(R) is an unmanaged index trading short-term U.S. Government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and
      2.99 years.

** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

*** The 91-day Treasury Bill return tracks the investment return paid on U.S. Treasury bills maturing in 91 days.

                                                                          Fixed-
                                                                          Income
Fifth Third U.S. Government Bond Fund                                     Style
--------------------------------------------------------------------------------

Fundamental Objective High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.


U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when there is a dramatic shift in interest rates, the portfolio mix is not considered optimal, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.


Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.


The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third U.S. Government Bond Fund
--------------------------------------------------------------------------------

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  13.01%  2.45%   7.14%   7.50%    0.18%   9.48%   7.66%   8.78%   1.49%   2.00%
--------------------------------------------------------------------------------
   1995    96      97      98       99      00      01      02      03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best Quarter                  Q3 2001               4.83%
Worst Quarter                 Q2 2004              -2.25%
Year to Date Return (1/1/05 to 9/30/05):              --%

Average Annual Total Returns (for the periods ended December 31, 2004)
--------------------------------------------------------------------------------

                                                          Inception Date   Past Year   Past 5 Years   Past 10 Years
-------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                      1/1/86
   Return Before Taxes                                                       2.00%        5.83%           5.89%
   Return After Taxes on Distributions(2)                                    1.09%        4.15%           3.92%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                                            1.29%        3.97%           3.82%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government Bond Index (R)*
   (reflects no deduction for fees, expenses or taxes)                       2.31%        6.57%           6.75%
-------------------------------------------------------------------------------------------------------------------


(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index generally representative of intermediate-term government bonds.

                                                                          Fixed-
                                                                          Income
Fifth Third Municipal Bond Fund                                           Style
--------------------------------------------------------------------------------

Fundamental Objective Current income that is exempt from federal income tax.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar- weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase. The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and, the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   3.92%    8.59%    5.71%    -3.26%   12.40%    4.07%    9.65%   4.69%    3.07%
--------------------------------------------------------------------------------
   1996      97       98        99       00       01       02      03       04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 2000               5.01%
Worst quarter:                Q2 2004              -2.57%
Year to Date Return (1/1/05 to 9/30/05):              --%


____________________

(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

Fifth Third Municipal Bond Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)
--------------------------------------------------------------------------------

                                                                    Inception Date   Past Year   Past 5 Years   Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                3/20/95
   Return Before Taxes                                                                 3.07%        6.71%            5.79%
   Return After Taxes on Distributions(2)                                              2.50%        6.28%            5.48%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                      4.19%        6.27%            5.49%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 4/1/95)
Lehman Brothers Municipal Bond Index(R)*
   (reflects no deduction for fees, expenses or taxes)                                 4.47%        7.19%            6.49%
-------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

                                                                          Fixed-
                                                                          Income
Fifth Third Intermediate Municipal Bond Fund                              Style
--------------------------------------------------------------------------------

Fundamental Objective High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's). While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase. The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The price of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  12.80%  3.41%   7.07%   5.37%   -1.01%   8.99%   4.73%   8.24%   3.26%   2.06%
--------------------------------------------------------------------------------
   1995    96      97      98       99      00      01      02      03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q1 1995               5.42%
Worst quarter:                Q2 2004              -2.02%
Year to Date Return (1/1/05 to 9/30/05):              --%


____________________

(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

Fifth Third Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)
--------------------------------------------------------------------------------

                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                               12/16/92
   Return Before Taxes                                                                 2.06%         5.42%           5.44%
   Return After Taxes on Distributions(2)                                              1.81%         5.17%           5.30%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                      2.74%         5.11%           5.24%
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate Municipal Bond Index(R)*
   (reflects no deduction for fees, expenses or taxes)                                 3.02%         6.18%           6.21%
-----------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                          Fixed-
                                                                          Income
Fifth Third Ohio Municipal Bond Fund                                      Style
--------------------------------------------------------------------------------

Fundamental Objective Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between 3 1/2 and 7 1/2 years. No purchases in the Fund will have an effective maturity of greater than 15 years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's). While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase. The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations to pay principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.


This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers and a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.


Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  13.72%  3.48%   6.92%   5.61%   -2.94%   8.87%   4.57%   7.85%   3.84%   1.98%
--------------------------------------------------------------------------------
   1995    96      97      98       99      00      01      02      03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q1 1995               5.53%
Worst quarter:                Q2 1999              -2.28%
Year to Date Return (1/1/05 to 9/30/05):              --%


____________________

(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Ohio Municipal Bond Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)
--------------------------------------------------------------------------------

                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                 1/1/87
   Return Before Taxes                                                                 1.98%        5.39%           5.31%
   Return After Taxes on Distributions(2)                                              1.87%        5.36%           5.26%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                      2.60%        5.18%           5.15%
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate Municipal Bond Index(R)*
   (reflects no deduction for fees, expenses or taxes)                                 3.02%        6.18%           6.21%
-----------------------------------------------------------------------------------------------------------------------------


(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                          Fixed-
                                                                          Income
Fifth Third Michigan Municipal Bond Fund                                  Style
--------------------------------------------------------------------------------

Fundamental Objective Current income that is exempt from federal income tax and Michigan personal income tax.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's). While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.


The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase. The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.


Due to the level of investments in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.


Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   8.20%  3.51%   5.52%   4.75%    0.67%   6.31%   5.48%   6.21%   2.36%   1.07%
--------------------------------------------------------------------------------
   1995    96      97      98       99      00      01      02      03      04

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q1 1995               3.01%
Worst quarter:                Q2 2004              -1.38%
Year to Date Return (1/1/05 to 9/30/05):              --%


____________________

(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund. On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

Fifth Third Michigan Municipal Bond Fund
--------------------------------------------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2004)(1)
--------------------------------------------------------------------------------

                                                                    Inception Date   Past Year   Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                5/3/93
   Return Before Taxes                                                                 1.07%        4.26%            4.38%
   Return After Taxes on Distributions(2)                                              1.05%        4.20%            4.34%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                      1.67%        4.14%            4.30%
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-5 Year Municipal Bond Index(R)*
   (reflects no deduction for fees, expenses or taxes)                                 2.05%        4.96%            5.19%
-----------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers 1-5 Year Municipal Bond Index(R) is representative of short term municipal bonds with a maturity between one and six years.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Fee Tables
--------------------------------------------------------------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2005 or estimated amounts for the current fiscal year.

Shareholder Fees
(fees paid directly from your investment)                                                 Stock Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Fifth Third     Fifth Third      Fifth Third    Fifth Third
                                                                         Small Cap     Mid Cap Growth      Quality       Large Cap
                                                                        Growth Fund         Fund         Growth Fund     Core Fund
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                           None             None            None           None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                                                    None             None            None           None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                None             None            None           None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                            0.70%            0.80%           0.80%          0.70%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  None             None            None           None
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                             0.30%            0.29%           0.27%          0.34%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.00%            1.09%           1.07%          1.04%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                      --               --              --           0.12%(1)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                 --               --              --           0.92%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Core Fund to 0.92%. These waivers and/or expense reimbursements will remain in effect until ___________. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)                                                    Stock Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Fifth Third         Fifth Third         Fifth Third
                                                                                Equity Index          Balanced           Micro Cap
                                                                                    Fund                Fund             Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                    None                None                None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                                                             None                None                None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                         None                None                None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                     0.30%               0.80%               1.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                           None                None                None
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                      0.28%               0.33%               0.33%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                0.58%               1.13%(2)            1.33%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                             0.39%(1)              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                        0.19%                 --                  --
------------------------------------------------------------------------------------------------------------------------------------

(1) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ___________, to limit total annual fund operating expenses for the Equity Index Fund to 0.19%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(2) The Funds' Advisor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Balanced Fund to 0.93%. These waivers and/or expense reimbursements may be discontinued at any time.

Shareholder Fees
(fees paid directly from your investment)                                                   Stock Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Fifth Third       Fifth Third         Fifth Third
                                                                                Small Cap         Multi Cap       Disciplined Large
                                                                               Value Fund         Value Fund        Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                  None              None                 None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                       None              None                 None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                       None              None                 None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                   0.90%             1.00%                0.80%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                         None              None                 None
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                    0.51%             0.30%                0.27%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                              1.41%             1.30%                1.07%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                           0.16%(1)            --                   --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                      1.25%               --                   --
------------------------------------------------------------------------------------------------------------------------------------

(1) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ___________, to limit total annual fund operating expenses for the Small Cap Value Fund to 1.25%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)                                Asset Allocation Strategy--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Fifth Third                     Fifth Third
                                                  Fifth Third      LifeModel    Fifth Third        LifeModel            Fifth Third
                                                   LifeModel      Moderately     LifeModel         Moderately            LifeModel
                                                  Aggressive      Aggressive     Moderate         Conservative         Conservative
                                                   Fund(SM)        Fund(SM)      Fund(SM)           Fund(SM)             Fund(SM)
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases     None            None          None               None                 None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                              None            None          None               None                 None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                          None            None          None               None                 None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                      0.15%           0.15%         0.15%              0.15%                0.15%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                    None            None          None               None                 None
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                       0.36%           0.30%         0.28%              0.34%                0.43%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 0.51%           0.45%         0.43%              0.49%                0.58%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expenses(1)                        0.43%           0.37%         0.35%              0.41%                0.50%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses(2)                                      0.08%           0.08%         0.08%              0.08%                0.08%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through ___________, to limit total annual fund operating expenses for the LifeModel Aggressive Fund, the LifeModel Moderately Aggressive Fund, the LifeModel Moderate Fund, the LifeModel Moderately Conservative Fund and the LifeModel Conservative Fund to 0.08%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


(2) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Aggressive Fund are 1.10%, of the LifeModel Moderately Aggressive Fund are 1.02%, of the LifeModel Moderate Fund are 0.96%, of the LifeModel Moderately Conservative Fund are 0.92% and of the LifeModel Conservative Fund are 0.85%.


Shareholder Fees
(fees paid directly from your investment)                                                 Stock Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Fifth Third     Fifth Third    Fifth Third     Fifth Third
                                                                         Strategic       Dividend      Technology     International
                                                                       Income Fund(1)   Growth Fund       Fund         Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                            None          None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                                                     None          None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                 None          None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                             1.00%         0.80%           1.00%           1.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                   None          None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                              0.33%         0.94%           0.55%           0.42%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                        1.33%         1.74%           1.55%           1.42%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                       --          1.01%(2)          --            0.07%(3)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                  --          0.73%             --            1.35%
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

(2) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008 to limit total annual fund operating expenses for the Fund to 0.73%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(3) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ___________. to limit total annual fund operating expenses for the International Equity Fund to 1.35%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)                                   Bond Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                  Fifth Third     Fifth Third     Fifth Third       Fifth Third       Fifth Third
                                                  High Yield          Bond        Intermediate       Short Term     U.S. Government
                                                   Bond Fund          Fund         Bond Fund         Bond Fund         Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases     None             None            None              None              None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                              None             None            None              None              None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                          None             None            None              None              None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                      0.70%            0.60%           0.55%             0.50%             0.55%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                            None             None            None              None              None
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                       [  ]             0.30%           0.26%             0.27%             0.36%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 [  ]             0.90%           0.81%             0.77%             0.91%(1)
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           [  ]             0.12%           0.05%             0.04%               --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                         0.74%            0.78%           0.76%             0.73%               --

(1) The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the U.S. Government Bond Fund to 0.76%. This waiver and/or expense reimbursement may be discontinued at any time.

(2) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through _________ to limit total annual fund operating expenses for the High Yield Bond Fund to 0.74%, for the Bond Fund to 0.78%, for the Intermediate Bond Fund to 0.76%, and for the Short Term Bond Fund to 0.73%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Shareholder Fees
(fees paid directly from your investment)                                                    Bond Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Fifth Third     Fifth Third    Fifth Third
                                                                         Fifth Third     Intermediate       Ohio          Michigan
                                                                           Municipal       Municipal      Municipal       Municipal
                                                                           Bond Fund       Bond Fund      Bond Fund       Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                             None            None           None            None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                  None            None           None            None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                  None            None           None            None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                              0.55%           0.55%          0.55%           0.45%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                    None            None           None            None
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                               0.43%           0.29%          0.31%           0.33%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                         0.98%           0.84%(1)       0.86%(1)        0.78%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                                   0.21%             --             --            0.10%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                 0.77%             --             --            0.68%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Municipal Bond Fund to 0.62% and for the Ohio Municipal Bond Fund to 0.78%. These waivers and/or expense reimbursements may be discontinued at any time.

(2) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through ___________ to limit total annual fund operating expenses for the Municipal Bond Fund to 0.77% and the Michigan Municipal Bond Fund to 0.68%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the __ month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------

Expense Examples
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund                            1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 102             $ 318             $ 552           $ 1,225
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Growth Fund                              1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 111             $ 347             $ 601           $ 1,329
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                              1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 109             $ 340             $ 590           $ 1,306
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Large Cap Core Fund                              1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  94             $ 319             $ 562           $ 1,260
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Equity Index Fund                                1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  19             $ 146             $ 285           $   688
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Balanced Fund                                    1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 115             $ 359             $ 622           $ 1,375
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund                             1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 135             $ 421             $ 729           $ 1,601
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Value Fund                             1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 127             $ 431             $ 756           $ 1,677
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Multi Cap Value Fund                             1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 132             $ 412             $ 713           $ 1,568
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Disciplined Large Cap Value Fund                 1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 109             $ 340             $ 590           $ 1,306
--------------------------------------------------------------------------------------------------------------------------


Asset Allocation Strategy
--------------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Aggressive Fund(SM)                    1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $   8             $ 120             $ 242           $   599
--------------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Aggressive Fund(SM)         1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $   8             $ 107             $ 215           $   531
--------------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderate Fund(SM)                      1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $   8             $ 103             $ 206           $   508
--------------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Conservative Fund(SM)       1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $   8             $ 116             $ 233           $   576
--------------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Conservative Fund(SM)                  1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $   8             $ 135             $ 274           $   678

Shareholder Fees and Fund Expenses
--------------------------------------------------------------------------------


Strategic Income Strategy
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Strategic Income Fund                            1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 135             $ 421             $ 729           $ 1,601
--------------------------------------------------------------------------------------------------------------------------

Specialty Strategy
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Dividend Growth Fund                             1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  75             $ 233             $ 641           $ 1,782
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Technology Fund                                  1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 158             $ 490             $ 845           $ 1,845
--------------------------------------------------------------------------------------------------------------------------
Fifth Third International Equity Fund                        1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $ 137             $ 442             $ 770           $ 1,696
--------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds (Taxable)
--------------------------------------------------------------------------------------------------------------------------
Fifth Third High Yield Bond Fund                             1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Bond Fund                                        1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  80             $ 275             $ 487           $ 1,097
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Intermediate Bond Fund                           1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  78             $ 254             $ 445           $   997
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Short Term Bond Fund                             1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  75             $ 242             $ 424           $   950
--------------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Government Bond Fund                        1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  93             $ 290             $ 504           $ 1,120
--------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds (Municipal)
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund                              1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  79             $ 291             $ 521           $ 1,182
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Intermediate Municipal Bond Fund                 1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  86             $ 268             $ 466           $ 1,037
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Municipal Bond Fund                         1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  88             $ 274             $ 477           $ 1,061
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal Bond Fund                     1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                       $  69             $ 239             $ 423           $   957
--------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Growth Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Large Cap Core Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of companies with market capitalizations of any size.

The Disciplined Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.


The Dividend Growth Fund (formerly the Fifth Third Select Stock Fund), under normal circumstances, invests at least 80% of its assets in equity securities.


The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.


The High Yield Bond Fund, under normal circumstances, invests at least 80% of its assets in non-investment grade debt securities.


The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.


The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.


The U.S. Government Bond Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government bonds.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

The Intermediate Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bonds.

The Ohio Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond securities issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.


The Michigan Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions.

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------

Investment Practices
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor or Subadvisor. Each security and technique involves certain risks. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------


                                                                                                                        Non-U.S.
                                                                           Delayed                    Foreign Currency  Traded
Fifth Third Funds                       Asset-Backed  Common  Convertible  Delivery/                  Currency          Foreign
Equity Funds                            Securities    Stock   Securities   When-Issueds  Derivatives  Transactions      Securities
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund             X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                         X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                       X                       X             X
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                    X          X          X            X             X              X              X
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                          X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                         X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                          X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                         X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                          X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                        X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund                              X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------

LifeModel Funds
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                    X                     X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                         X                     X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                       X                     X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund             X                     X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                 X                     X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                          X                     X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                     X                     X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                         X                     X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                        X          X          X            X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                    X                                  X             X
------------------------------------------------------------------------------------------------------------------------------------

Money Market Funds
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund              X                                  X             X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                               X
------------------------------------------------------------------------------------------------------------------------------------



                                        Guaranteed  High-Yield/                 Investment  Investment
Fifth Third Funds                       Investment  High-Risk/Debt  Illiquid    Company     Grade
Equity Funds                            Contracts   Securities      Securities  Securities  Bonds
--------------------------------------------------------------------------------------------------------
Balanced Fund                               X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund            X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Dividend Growth Fund                        X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Equity Index Fund                                                       X           X
--------------------------------------------------------------------------------------------------------
International Equity Fund                   X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Large Cap Core Fund                         X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                        X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                         X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                      X             X           X           X
--------------------------------------------------------------------------------------------------------
Quality Growth Fund                         X                           X           X           X
--------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                       X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Technology Fund                             X             X             X           X           X
--------------------------------------------------------------------------------------------------------

LifeModel Funds
--------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund                                                           X
--------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund                                                X
--------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund                                                             X
--------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund                                              X
--------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund                                                         X
--------------------------------------------------------------------------------------------------------

Fixed Income Funds
--------------------------------------------------------------------------------------------------------
Bond Fund                                   X             X             X           X           X
--------------------------------------------------------------------------------------------------------
High Yield Bond Fund                        X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                      X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund            X                           X           X           X
--------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                X                           X           X           X
--------------------------------------------------------------------------------------------------------
Municipal Bond Fund                         X                           X           X           X
--------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                    X                           X           X           X
--------------------------------------------------------------------------------------------------------
Short Term Bond Fund                        X             X             X           X           X
--------------------------------------------------------------------------------------------------------
Strategic Income Fund                       X             X             X           X           X
--------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                               X           X           X
--------------------------------------------------------------------------------------------------------

Money Market Funds
--------------------------------------------------------------------------------------------------------
Institutional Money Market Fund             X                           X           X           X
--------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                     X
--------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------


Fifth Third Funds                       Loan            Money Market  Morgage-Backed  Mortgage      Municipal   Preferred
Equity Funds                            Participations  Instruments   Securities      Dollar Rolls  Securities  Stocks
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                 X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund              X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                          X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                            X
---------------------------------------------------------------------------------------------------------------------------
International Equity Fund                     X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                           X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                          X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                           X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                         X              X                                       X
---------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                           X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                         X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                          X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Technology Fund                               X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------

LifeModel Funds
---------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund                                    X
---------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund                         X
---------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund                                      X
---------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund                       X
---------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund                                  X
---------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds
---------------------------------------------------------------------------------------------------------------------------
Bond Fund                                     X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                          X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                        X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund              X              X              X              X            X
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                  X              X              X              X            X
---------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                           X              X              X              X            X
---------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                      X              X              X              X            X
---------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                          X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                         X              X              X              X            X           X
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                    X              X              X            X
---------------------------------------------------------------------------------------------------------------------------

Money Market Funds
---------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund               X              X              X                           X
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                              X
---------------------------------------------------------------------------------------------------------------------------


                                        Real Estate                  Reverse     U.S. Traded                          Small and
Fifth Third Funds                       Investments     Restricted   Repurchase  Foreign      Securities  Short-Term  Micro Cap
Equity Funds                            Trusts (REITs)  Securities   Agreements  Securities   Lending     Lending     Equities
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                 X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund              X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                          X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                           X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                     X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                           X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                          X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                           X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                          X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                           X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                         X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                          X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Technology Fund                               X             X             X           X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------

LifeModel Funds
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund
--------------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                     X             X             X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                          X             X             X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                        X             X             X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                            X             X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                X             X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                         X             X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                    X             X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                          X             X             X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                         X             X             X           X           X           X          X
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                   X             X                       X           X
--------------------------------------------------------------------------------------------------------------------------------

Money Market Funds
--------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                             X             X           X           X           X
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                             X                                                 X
--------------------------------------------------------------------------------------------------------------------------------


                                                     U.S. Government                 Variable and
Fifth Third Funds                       Stripped     Agency           U.S. Treasury  Floating Rate             Zero-Coupon
Equity Funds                            Obligations  Securities       Obligations    Instruments     Warrants  Dept Obligations
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund             X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                         X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                            X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                    X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                          X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                         X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                          X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                         X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                          X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                        X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
Technology Fund                              X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------

LifeModel Funds
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund
--------------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                    X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                         X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                       X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund             X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                 X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                          X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                     X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                         X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                        X              X               X              X            X             X
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                    X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------

Money Market Funds
--------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund              X              X               X              X                          X
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund              X              X               X                                         X
--------------------------------------------------------------------------------------------------------------------------------



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Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Common Stock: Shares of ownership of a company.

Convertible Securities: Bonds or preferred stock that convert to common stock.

Delayed Delivery Transactions/Forward Commitments/When-Issueds: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

      Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these securities. In addition, the following Funds may only buy or sell listed put options on financial futures contracts or buy or sell listed call options or over-the-counter call options on futures contracts: Micro Cap Value Fund, Multi Cap Value Fund, and Strategic Income Fund.

      Custody Receipts: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

      Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these.

      Stock-Index Options: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds, Bond Funds, and Dividend Growth Fund may not invest in these.

      Structured Notes: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly. The Money Market Funds may not invest in these.

      Swaps and Swaptions: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

Foreign Currency Transactions: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

Foreign Securities--Non-U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

Foreign Securities--U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

      American Depositary Receipts ("ADRs"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

      Yankee Bonds and Similar Debt Obligations: U.S.-dollar denominated bonds issued by foreign corporations or governments.

          Canada Bonds: Issued by Canadian provinces.

          Sovereign Bonds: Issued by the government of a foreign country.

          Supranational Bonds: Issued by supranational entities, such as the World Bank and European Investment Bank.

Guaranteed Investment Contracts: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.



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High-Yield/High-Risk/Debt Securities: High-yield/high-risk/debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

Illiquid Securities: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Investment Company Securities: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

      Bear Funds: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

      Closed-End Funds: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

      Exchange-Traded Funds ("ETFs"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). ishares (R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

      Leveraged Funds: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

Investment Grade Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

Loan Participations: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

Money Market Instruments: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

      Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

      Certificates of Deposit: Negotiable instruments with a stated maturity.

      Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

      Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

      Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

      Collateralized Mortgage Obligations: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Mortgage Dollar Rolls: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.



                                                                              79
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Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

      Stand-by Commitments: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Real Estate Investment Trusts ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 (1)1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

Short-Term Trading: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

Small and Micro Cap Equities: Equity securities of companies with market capitalizations within or lower than those included in the S&P Small Cap 600 Index(R) (whose market capitalization range is generally between $23 million and $2.6 billion).

Stripped Obligations: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Zero-Coupon Debt Obligations: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.



80
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Investment Risks
--------------------------------------------------------------------------------


Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities and subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk:
American depository receipts (ADRs), foreign currency transactions, foreign securities, and Yankee bonds and similar debt obligations.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse purchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment



                                                                              81
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--------------------------------------------------------------------------------

opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse purchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

Smaller Company Risk. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and Micro Cap Equities are subject to smaller company risk.

Tax Risk. The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.



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Investment Policies of the Underlying Funds
--------------------------------------------------------------------------------

The following is a brief description of the principal investment policies of the Institutional Money Market Fund and the U.S. Treasury Money Market Fund, two Underlying Funds of the LifeModel Funds whose policies are not otherwise described in this Prospectus.

Institutional Money Market Fund

The Fund's fundamental investment objective is current income from short-term securities consistent with the stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will be able to do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.


The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

U.S. Treasury Money Market Fund


The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in securities.

Fund Management
--------------------------------------------------------------------------------

Investment Advisor and Subadvisors

Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund. Fort Washington Investment Advisors, Inc. ("Fort Washington"), 420 East Fourth Street, Cincinnati, OH 45202-4133, serves as investment subadvisor to Fifth Third High Yield Bond Fund. Fort Washington has been a registered investment advisor since September 1990. Subject to the Advisor's review or review of the Board of Trustees of the Trust, or both, Fort Washington makes the daily decisions regarding buying and selling specific securities for the High Yield Bond Fund, according to the High Yield Bond Fund's investment goals and strategies.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and



                                                                              83
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Fund Management
--------------------------------------------------------------------------------

uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of ________, Fifth Third Asset Management, Inc. had approximately $__ billion of assets under management, including approximately $__ billion of assets in the Fifth Third Funds. As of _____________, MSIM, together with its affiliated institutional asset management companies, had approximately $___ billion of assets under management, including approximately $___ billion of assets held by mutual funds (including sub-advisory relationships). As of ____ , Fort Washington had approximately $ ____ of assets under management.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.



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--------------------------------------------------------------------------------
                                                                     Specialty
                                                                     Strategy
--------------------------------------------------------------------------------

Dividend Growth Strategy

Related Performance of the Investment Advisor

The table below sets forth the performance data relating to the historical performance of all fully discretionary, tax-exempt, fee-paying separate accounts greater than $1 million managed by the Advisor and its predecessor, since the dates indicated, that have substantially similar investment objectives, policies, strategies and risks to the Fifth Third Dividend Growth Fund. The Advisor has offered institutional and high net worth clients a dividend growth strategy for more than 15 years. These composites are provided to illustrate the past performance of the Advisor in managing accounts substantially similar to the Fund. These composites do not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Advisor.

The annual composite performance was computed by geometrically linking quarterly composite rates of return for periods January 1, 1995 -- December 31, 2001 and monthly composite rates of return thereafter. All returns reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). In addition, all returns are net of trading commissions and assume the reinvestment of dividends and capital gains.

The separately managed accounts include institutional separate accounts, collective funds and common funds managed by the Advisor, but do not include retail or personal accounts managed by affiliates of the Advisor. The separately managed accounts were not subject to the same types of expenses to which the Fund is subject, nor to the specific tax restrictions, investment limitations, or diversification requirements imposed on the Fund by the Investment Company Act. Consequently, the performance results for the separately managed accounts could have been adversely affected if the separately managed accounts had been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Dividend Growth Composite and Benchmark Performance Comparison(1)

--------------------------------------------------------------------------------
Fifth Third Dividend Growth Composite Vs. S&P 500 Index
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               Div Growth Comp     S&P Growth
                  $10,000.0         $10,000
1995     Q1       $10,942.4         $10,973
         Q2       $11,589.3         $12,021
         Q3       $12,272.0         $12,976
         Q4       $13,061.1         $13,758
1996     Q1       $13,592.0         $14,496
         Q2       $14,042.7         $15,146
         Q3       $14,864.3         $15,615
         Q4       $15,845.3         $16,916
1997     Q1       $16,245.8         $17,370
         Q2       $19,385.4         $20,402
         Q3       $20,573.9         $21,930
         Q4       $22,847.6         $22,560
1998     Q1       $25,796.7         $25,707
         Q2       $25,671.1         $26,556
         Q3       $24,034.4         $23,915
         Q4       $28,199.4         $29,008
1999     Q1       $28,025.5         $30,453
         Q2       $29,181.4         $32,599
         Q3       $26,916.0         $30,563
         Q4       $29,068.5         $35,111
2000     Q1       $27,548.8         $35,916
         Q2       $29,707.9         $34,962
         Q3       $31,668.5         $34,624
         Q4       $34,128.4         $31,914
2001     Q1       $30,293.5         $28,131
         Q2       $31,116.5         $29,777
         Q3       $29,051.8         $25,407
         Q4       $31,041.7         $28,108
2002     Q1       $32,297.2         $28,198
         Q2       $29,309.5         $24,421
         Q3       $26,645.1         $20,202
         Q4       $27,916.9         $21,907
2003     Q1       $26,794.5         $21,217
         Q2       $29,100.5         $24,482
         Q3       $29,650.1         $25,130
         Q4       $32,548.0         $28,190
2004     Q1       $32,821.6         $28,667
         Q2       $34,155.6         $29,161
         Q3       $34,013.2         $28,616
         Q4       $36,173.1         $31,257

-------------------------------------------------------------------------------------------------------------
Annual Returns -- Dividend Growth Composite vs. S&P 500 Index
-------------------------------------------------------------------------------------------------------------
                   1995     1996     1997      1998     1999     2000      2001      2002      2003    2004
Dividend          -------------------------------------------------------------------------------------------
Growth
Composite(1,2)    30.61%   21.31%   44.19%    23.42%    3.08%    17.40%    -9.04%   -10.06%   16.58%  11.13%
-------------------------------------------------------------------------------------------------------------
S&P 500 Index(3)  37.58%   22.96%   33.36%    28.58%   21.04%    -9.11%   -11.88%   -22.10%   28.68%  10.88%

-------------------------------------------------------------------------------------------------------------
                                         June 2005            ----------------AS OF 12/31/04----------------
Average Annual Total Returns(4)        Year-to-Date           1 Year            5 Years             10 Years
-------------------------------------------------------------------------------------------------------------
Dividend Growth Composite(1,2)            -4.02%              11.13%             4.47%               13.72%
-------------------------------------------------------------------------------------------------------------
S&P 500 Index(3)                          -0.81%              10.88%            -2.30%               12.07%
-------------------------------------------------------------------------------------------------------------

(1) These composites are provided to illustrate the past performance of the Advisor in managing accounts substantially similar to the Dividend Growth Fund. These composites do not represent the performance of the Dividend Growth Fund. You should not consider this performance data as an indication of the future performance of the Dividend Growth Fund or the Advisor.

(2) Performance numbers reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). As a result, the performance of the Dividend Growth Composite presented herein will not match the performance of the composite in instances where actual fees are applied.

(3) The S&P 500 Index is a broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks.

(4) Annualized total returns from January 1, 1995 to December 31, 2004. Returns of less than one year are not annualized.

--------------------------------------------------------------------------------
                                                                     Specialty
                                                                     Strategy
--------------------------------------------------------------------------------

The Fifth Third Dividend Growth Strategy

|_| The portfolio management team focuses on five key areas as they implement the Dividend Growth Strategy for clients:

      1. Quantitative screens are conducted to identify high-quality companies that meet market capitalization targets

      2. Dividend and Earnings Rankings are evaluated and the prospect for a continuation of superior earnings and dividend growth is assessed for each company

      3. An extensive analysis of company fundamentals and historical valuations is completed

      4. Risk factors of the portfolio are evaluated and controls are maintained

      5.  A consistent sell strategy is implemented

|_| A disciplined investment process seeks to provide investors with capital appreciation, less portfolio volatility than the stock market as a whole, and regular income for those investors seeking income

--------------------------------------------------------------------------------
                               KEY AREAS OF FOCUS
--------------------------------------------------------------------------------

|_|   Quantitative Screens

      Produces a list of stocks that have specific market capitalization requirements and meet the desired financial strength criteria of fund managers

|_|   Dividend and Earnings Rankings

      FTAM's portfolio management team ranks each company based on the quality of the earnings and dividends, and prospects for increasing dividends

|_|   Fundamental Analysis

      Portfolio managers evaluate the business model of each company, the quality of management, competitive advantages, historical profitability and securities valuation, and prospects for the future

|_|   Risk Controls

      Individual portfolio positions and sector allocations are closely monitored to control risk in the portfolio

|_|   Sell Discipline

      A highly disciplined sell strategy typically results in the sale of the stock when the company experiences a deceleration in earnings or dividend growth, or a change in its dividend policy

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                                     Specialty
                                                                     Strategy
--------------------------------------------------------------------------------

Dividend Growth Strategy

--------------------------------------------------------------------------------

Portfolio Building Process

|_| The five key areas of focus lead to a disciplined portfolio building process

|_| Objective quantitative screens reduce the universe of stocks to the 1000 that have a market capitalization greater than $2 billion and high financial strength ratings

|_| Dividend and earnings screens identify approximately 125-150 companies with the best history of dividend growth and earnings stability

|_| The portfolio management team performs fundamental analyses to evaluate companies' business models, quality of management, competitive advantages and profitability trends.

|_| A portfolio of about 35 -- 65 stocks is built based on certain risk controls, including sector exposure and valuations
--------------------------------------------------------------------------------

Quantitative Screen: Monitor List of 1000 Companies

|_| Identify companies with a market capitalization over $2 billion that meet specific financial strength criteria

Goal: A universe of large-cap and mid-cap companies with a proven history of financial strength

Establish Focus List of 125 -- 150 companies with consistent dividends and earnings histories

|_|   Conduct S&P dividends and earnings growth screen

|_|   Analyze dividend history

      -   Must be currently paying dividends

      -   Meet minimum dividend payment frequency requirements

      -   Dividend growth rate must be greater than that of the S&P 500 Index

|_|   Evaluate company earnings and assess prospects for future growth

Goal: A list of companies with superior historical dividend growth rates relative to the S&P 500 Index and strong earnings growth potential

Fundamental Analysis attempts to identify companies with continued earnings and dividend growth prospects

|_|   Business model

|_|   Quality of management

|_|   Competitive advantages

|_|   Profitability trends

|_|   Evaluate Wall Street and In-house analyst research

Goal: A "short list" of high-quality companies, each of which is well positioned against its competitors for superior dividend growth

Select Stocks for the Portfolio

|_| Select list of stocks with the greatest earnings and dividend growth potential

|_| Analyze current economic conditions and future prospects by business sector

|_|   Evaluate and adjust holdings as fundamentals and valuations change

Goal: A portfolio of dividend growth stocks that we believe have the greatest potential to provide capital appreciation and an increasing stream of income to shareholders - appropriately diversified among business sectors

Past performance is no guarantee of future results.

Indexes are unmanaged and investors cannot invest directly in an index. Index returns do not reflect any fees, expenses or sales charges associated with mutual fund investing.

Stocks tend to be more volatile than other types of investments, but generally provide greater return potential.

                                                                      HIGH YIELD
                                                                         BOND
                                                                       STRATEGY

HIGH YIELD BOND STRATEGY

RELATED PERFORMANCE OF THE INVESTMENT SUBADVISOR

Portfolios in this composite include cash, cash equivalents, investment securities, interest and dividends. Investment performance of segments of balanced portfolios, which are separately managed, are also included in the composite. Cash is maintained, within each separately managed account segment, in accordance with our asset allocation ratio. All fee paying, fully discretionary portfolios, managed in the High Yield Fixed-Income style, with a minimum of $20 million under our management, are included in this composite. The U.S. dollar is the base currency. Composite returns are reported net of management fees and transaction costs, and include realized and unrealized gains and losses as well as the reinvestment of all dividend and interest income. Trade date accounting is used when calculating performance and individual portfolio returns are calculated on a daily valuation basis. Prior to January 1, 1997, individual portfolio returns were calculated on a monthly basis using a time-weighted return method. A fee of __% was applied to the accounts in the composite. The benchmark for this composite is the Merrill Lynch High Yield Master. This benchmark return includes interest income, but as an unmanaged fixed-income index, it does not include transaction fees (brokerage commissions), and no direct comparison is possible. This benchmark is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. Past performance is not indicative of future results.

Annual Returns -- High Yield Bond Composite vs. Merrill Lynch High Yield Master
                                                                                                                   YTD
               1994*     1995     1996     1997    1998    1999    2000     2001     2002     2003     2004    6/30/05
HIGH YIELD
BOND
COMPOSITE
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH
HIGH YIELD
MASTER

                                                                          AS OF 6/30/05
AVERAGE ANNUAL TOTAL RETURNS                          1 Year     3 Years    5 Years   10 Years      Since
                                                                                                  Inception
HIGH YIELD BOND COMPOSITE (NET OF FEES)
-----------------------------------------------------------------------------------------------------------
MERRILL LYNCH HIGH YIELD MASTER

THE SUBADVISOR'S HIGH YIELD BOND STRATEGY

o The Subadvisor's portfolio management team focuses on five key areas as they implement the High Yield Bond Strategy for clients

          1. Alignment of Risk and Return is used to form the philosophy and process to select the credit types that have had the best historical risk-adjusted return

          2. A Full Market Cycle Orientation is designed to outperform the benchmark over the long term. Excluding the lowest rated issues has historically reduced the volatility of the portfolio, while not inhibiting performance

          3. Industry Bias is used to overweight industries with favorable characteristics and underweight those that are less favorable

          4. Issue Selection identifies bonds that are backed by companies with a strong management, prudent and flexible capital structure and an ability to generate free cash flow

          5.   A consistent and diligent sell strategy is implemented

o A disciplined investment process seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration



                               KEY AREAS OF FOCUS

o    Alignment of Risk and Return

     Assesses the risk-adjusted return for each credit level to determine which level has the best risk-return relationship o Full Market Cycle Orientation Seeks a portfolio of securities that has the potential to outperform over an entire market cycle, including strong markets, moderate markets, and weak markets. The goal is to manage volatility and provide competitive returns over the long term

o    Industry Bias Analysis

     Identifies and overweights industries that have a history of stable and predictable cash flow, consistent product demand, stable pricing and conservative accounting practices. Typically underweights those with more speculative business models, potential for aggressive accounting practices and cyclical tendencies

o    Individual Security Selection

     Evaluates company management, capital structure, liquidity and income statements to find the securities that managers believe provide the best risk-return relationship

o    Sell Discipline

     Considers selling securities when:
     - Companies become cash users instead of cash generators
     - Access to capital becomes questionable
     - Management adversely alters strategy
     - Risk-return relationship becomes inappropriate

                                  Alignment of
                                    Risk and
                                     Return


                                   HIGH YIELD                   Full Market
    Sell Discipline                   BOND                         Cycle
                                    STRATEGY                    Orientation



                  Individual                     Industry Bias
                   Security                        Analysis
                  Selection


PORTFOLIO BUILDING PROCESS

o The five key areas of focus lead to a disciplined portfolio building process

o The process narrows the universe of available securities into a group of issues with attractive risk-return relationships

o Initial "top-down" steps manage risk while final "bottom-up" issue selection step provides the potential for outperforming peers and the benchmark

o Rigorous bottom-up security selection is performed by the Subadvisor's team of credit analysts and is the core competency of the process

o Diversification is achieved with portfolios generally holding 90 to 120 securities across multiple industries. The portfolios have an overall emphasis on higher rated securities, which are continuously monitored for any signs of deterioration

o Objective is a return profile that outperforms over a full market cycle and has less volatility


INDUSTRY BIAS ANALYSIS: OVERWEIGHT OR UNDERWEIGHT PARTICULAR INDUSTRIES

o Identify those sectors that are considered "stable" - predictable cash flows, stable pricing, mature industries, consistent product demand

o Underweight those sectors that have more speculative characteristics - cyclical in nature, aggressive accounting practices, excess volatility

GOAL: A universe of below-investment grade securities in "stable" industries


PORTFOLIO RISK MANAGEMENT ANALYSIS

o    Evaluate Macroeconomic and Regulatory Outlook

     - Analyze the macroeconomic and legislative environment, including the outlook for GDP growth, consumer confidence, inflation and anticipated Fed activity

     - Determine if any factors may have an impact on the fixed-income market or specific industries

o    Eliminate unattractive security types

     -    Select issues that meet size and rating criteria

     - Avoid triple-C rated securities because of their inappropriate risk-return trade-off

     - Avoid deferred pay securities, as they tend to be issued by companies that do not generate cash flow

GOAL: A universe of securities from the higher quality, more stable segments of the high yield market which have offered the best return for the level of risk


ISSUE SELECTION: RIGOROUS BOTTOM-UP CREDIT SELECTION PROCESS

o    Identify key attributes that contribute to a high risk-return relationship

     -    Solid market position and stable to improving trends

     - Strong asset coverage that can reduce losses in the event of a deteriorating credit profile

     -    Ability to generate cash flow to reduce debt for de-leveraging

     -    Exceptional and accessible management.

o The fixed-income credit analysts research leverage ratios, capital structure, maturity schedules, liquidity and covenant packages

o Utilize external research, including Wall Street research reports, annual reports, 10Ks, and 10Qs

GOAL: : A portfolio of higher rated, high yield securities that is believed to have a favorable risk return profile and has the potential to outperform over a full market cycle

Fund Management
--------------------------------------------------------------------------------


The management and subadvisory fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2005 are as follows:

                                                              As a percentage of
                                                              average net assets
--------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund                                    0.70%
--------------------------------------------------------------------------------
Fifth Third Mid Cap Growth Fund                                      0.80%
--------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                                      0.80%
--------------------------------------------------------------------------------
Fifth Third Large Cap Core Fund                                      0.70%
--------------------------------------------------------------------------------
Fifth Third Equity Index Fund                                        0.14%
--------------------------------------------------------------------------------
Fifth Third Balanced Fund                                            0.80%
--------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund                                     1.00%
--------------------------------------------------------------------------------
Fifth Third Small Cap Value Fund                                     0.90%
--------------------------------------------------------------------------------
Fifth Third Multi Cap Value Fund                                     1.00%
--------------------------------------------------------------------------------
Fifth Third Disciplined Large Cap Value Fund                         0.80%
--------------------------------------------------------------------------------
Fifth Third LifeModel Aggressive Fund(SM)                            0.03%
--------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Aggressive Fund(SM)                 0.03%
--------------------------------------------------------------------------------
Fifth Third LifeModel Moderate Fund(SM)                              0.03%
--------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Conservative Fund(SM)               0.03%
--------------------------------------------------------------------------------
Fifth Third LifeModel Conservative Fund(SM)                          0.03%
--------------------------------------------------------------------------------
Fifth Third Strategic Income Fund                                    1.00%
--------------------------------------------------------------------------------
Fifth Third Dividend Growth Fund                                     0.80%
--------------------------------------------------------------------------------
Fifth Third Technology Fund                                          1.00%
--------------------------------------------------------------------------------
Fifth Third International Equity Fund(1)                             1.00%
--------------------------------------------------------------------------------
Fifth Third High Yield Bond Fund(2)                                     --
--------------------------------------------------------------------------------
Fifth Third Bond Fund                                                0.60%
--------------------------------------------------------------------------------
Fifth Third Intermediate Bond Fund                                   0.55%
--------------------------------------------------------------------------------
Fifth Third Short Term Bond Fund                                     0.50%
--------------------------------------------------------------------------------
Fifth Third U.S. Government Bond Fund                                0.44%
--------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund                                      0.55%
--------------------------------------------------------------------------------
Fifth Third Intermediate Municipal Bond Fund                         0.55%
--------------------------------------------------------------------------------
Fifth Third Ohio Municipal Bond Fund                                 0.55%
--------------------------------------------------------------------------------
Fifth Third Michigan Municipal Bond Fund                             0.45%
--------------------------------------------------------------------------------

(1)   The Advisor paid a portion of this fee to the Fund's subadvisor.

(2) High Yield Bond Fund has not commenced operations as of the date of this prospectus. Once High Yield Bond Fund commences operations, it will pay an annual management fee of 0.70% of its average net assets.

Fund Management
--------------------------------------------------------------------------------


Portfolio Managers
--------------------------------------------------------------------------------

Fifth Third Asset Management Inc.

John E. Augustine has been portfolio manager for the Fifth Third LifeModel FundsSM since their inception in August 2002, and is the Chief Investment Strategist for Fifth Third Asset Management, Inc. He joined Fifth Third Bank in 1998 as a Senior Portfolio Manager for both equity and fixed income clients. Previously, he spent four years with Star Bank as a portfolio manager, three years with Heritage Trust & Asset Management, and two years with IDS Financial Services. He is a member of the Fifth Third Asset Management Investment Policy Committee, Investment Strategy Team, Alternative Investments Team, and has over 15 years of portfolio management experience. He holds the professional designation of Chartered Financial Analyst. Mr. Augustine is a graduate of the Ohio State University and the Midwest Bankers Association Trust School. He is a former president and board member for the Dayton Society of Financial Analysts; is on the University of Dayton-Flyer Investment Advisory Board; and is a part-time business professor in the graduate school at the University of Dayton.

Scott A. Billeadeau has been the portfolio manager of the Fifth Third Mid Cap Growth Fund since June 2003, of the Fifth Third Small Cap Growth Fund since February 2005, and of the Fifth Third Technology Fund since November 2003. Mr. Billeadeau is a Director of Mid Cap/Small Cap Growth Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

John L. Cassady III has been the portfolio manager of the Fifth Third Bond Fund since November 1996, the Fifth Third Intermediate Bond Fund since November 1996, the Fifth Third U.S. Government Bond Fund since October 2001, and of the Fifth Third Balanced Fund (fixed income portion) since August 2002. Mr. Cassady is a Senior Portfolio Manager - Taxable Fixed Income for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over sixteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in Industrial Management from the Georgia Institute of Technology. He is currently a member of the West Michigan Chapter of the Investment Analysts Society of Chicago.

Steven E. Folker has been the portfolio manager of the Fifth Third Quality Growth Fund since February 1993. Currently, he is the Managing Director of Growth Strategies for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over twenty five years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S. - Business in Finance, Investments & Banking from the University of Wisconsin.

Martin E. Hargrave has been the portfolio manager of the Fifth Third Mid Cap Growth Fund since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

Michael M. Hays has been the portfolio manager of the Fifth Third Small Cap Value Fund since inception in February 2003. Mr. Hays is the Director of Small Cap Value Strategies for Fifth Third Asset Management, Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has over twenty seven years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

Fund Management
--------------------------------------------------------------------------------

John P. Hoeting has been the portfolio manager of the Fifth Third taxable money market funds since February 2000 and the portfolio manager of the Fifth Third Short Term Bond Fund since April 2004. Prior to joining Fifth Third Asset Management, Inc. in February 2000, he spent nearly 3 years as a research analyst and money market portfolio manager with Ft. Washington Investment Advisors, and its predecessor Countrywide Investments. Mr. Hoeting has over twelve years of experience as a research analyst and portfolio manager. Mr. Hoeting earned a BS in Finance from the University of Dayton and earned the Chartered Financial Analyst designation in 1997. Mr. Hoeting is a member of AIMR and the Cincinnati Society of Financial Analysts.

Eric J. Holmes has been the portfolio manager for the Fifth Third Micro Cap Value Fund since April 2005. Mr. Holmes is an Analyst of Value Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over nine years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in Finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998 and is a member of the Cleveland Society of Security Analysts.

James R. Kirk has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002 and of the Fifth Third Multi Cap Value Fund since April 2005. He is a Director of Large Cap Value Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the chief investment officer for National City Bank's Private Investment Advisors Group. Prior to his association with National City, Mr. Kirk was the President and Chief Investment Officer of Society Asset Management, a subsidiary of KeyCorp. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over thirty two years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation and is a member and past president of the Cleveland Society of Security Analysts.

Peter M. Klein has been the portfolio manager of the Fifth Third Multi Cap Value Fund since January 2003. Mr. Klein is a Senior Portfolio Manager of Value Strategies for Fifth Third Asset Management, Inc. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over twenty three years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

Mark Koenig has been the portfolio manager of the Fifth Third Large Cap Core Fund and the Fifth Third Equity Index Fund since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999-2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995-1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD DIVIDEND GROWTH FUND and the FIFTH THIRD STRATEGIC INCOME FUND since September 15, 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

Peter Kwiatkowski has been the portfolio manager of the Fifth Third Strategic Income Fund since February 2005 and portfolio manager of the Fifth Third Dividend Growth Fund since August 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

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Fund Management
--------------------------------------------------------------------------------

Mary Jane Matts has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A., cum laude and with honors, in Economics from Kenyon College and an M.B.A. from Case Western Reserve University. She is a CFA.

Michael J. Martin has been the portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since November 1997, of the Fifth Third Michigan Municipal Bond Fund since January 1995, and of the Fifth Third Ohio Municipal Bond Fund since October 2001. Mr. Martin is the Managing Director of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over eleven years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Mirko M. Mikelic has been a portfolio manager of the Fifth Third Bond Fund since April 2005 and of the Fifth Third U.S. Government Bond Fund since November 2004. Mr. Mikelic joined Fifth Third Asset Management, Inc. as a Senior Analyst-Fixed Income in June 2003. Prior to joining Fifth Third, Mr. Mikelic was an international equity analyst at ReachCapital Management in Harrison, NY and wrote research reports for CCN LLC. Prior to CCN, Mr. Mikelic spent 3 years at Credit Suisse First Boston/DLJ where he was part of the Liability Management desk. Additionally, he worked in a mortgage sales capacity with many of the largest fixed income managers globally. Previous to DLJ, Mr. Mikelic spent two years with Morgan Stanley as a Fixed Income Associate on the Mortgage Research & Trading desks. Mr. Mikelic received a BA degree in Chemistry/Physics at Kalamazoo College as well as a BSEE from Wayne State University. Mr. Mikelic also completed an MA in International Political Economy/Relations and later an MBA in Analytic Finance and Accounting from the University of Chicago. In between his MA and MBA, Mr. Mikelic was a consultant for Information Resources, designing multidimensional OLAP databases.

Daniel O'Neill has been the portfolio manager of the Fifth Third Small Cap Value Fund and the Fifth Third Micro Cap Value Fund since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

Daniel C. Popowics has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since September 2002. He joined Fifth Third Bank in 1999 and is currently an Analyst for Core Strategies with Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a manager with Fidelity investments and then spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples, Consumer Discretionary and Health Care industries . Mr. Popowics is a graduate of Duke University and earned an MBA in Finance from Rensselaer Polytechnic Institute.

Sarah M. Quirk has been the portfolio manager for the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since May 1998, and of the Fifth Third Ohio Municipal Bond Fund since May 2005. Ms. Quirk is a Senior Portfolio Manager of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over twenty one years of investment experience. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in January 1998, Ms. Quirk managed a Michigan municipal money market fund and spent fifteen years in the municipal bond industry as a municipal bond trader. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Sunil M. Reddy has been the portfolio manager for the Fifth Third Technology Fund since inception in June 2000 and of the Fifth Third Quality Growth Fund since September 2002. Mr. Reddy is a Senior Portfolio Manager of Large Cap Growth Strategies for Fifth Third Asset Management, Inc. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over fourteen years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Mr. Reddy earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.



92
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Fund Management
--------------------------------------------------------------------------------

Christian L. Rieddle has been a portfolio manager of the Fifth Third Bond Fund, the Fifth Third Intermediate Bond Fund and the Fifth Third U.S. Government Bond Fund since March 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Portfolio Manager of Taxable Fixed Income in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his Chartered Financial Analyst designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

James E. Russell has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since May 2002. Mr. Russell is the Managing Director of Core Strategies and the Equity Research Director for Fifth Third Asset Management, Inc. Prior to overseeing the equity research department, he spent several years as a portfolio manager in Fifth Third's Personal Trust Department and an equity analyst covering the chemicals, capital goods, and financials sectors. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over fifteen years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Balanced Fund (fixed income portion) since August 2002, of the Fifth Third Intermediate Bond Fund since November 1992, of the Fifth Third U.S. Government Bond Fund since October 2001, of the Fifth Third Short Term Bond Fund since November 1996, and of the Fifth Third Bond Fund since March 1995. Mr. Stapley, Chief Fixed Income Officer for Fifth Third Asset Management, Inc., is responsible for all fixed income management and trading. Mr. Stapley has been with Fifth Third since December 1988 and has over twenty two years of portfolio management experience. Prior to joining Fifth Third, Mr. Stapley was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago where he was responsible for both investment strategy and implementation and foreign exchange hedging and trading. Prior to joining Navistar, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He earned the Chartered Financial Analyst designation in 1994 and received his BS degree in Economics and Political Science, with honors, from Albion College in 1981. Mr. Stapley is a member of the Detroit Bond Club and served as President for the Investment Analysts' Society of Chicago-Western Michigan Chapter.

Jill A. Thompson has been the portfolio manager of the Fifth Third Small Cap Growth Fund since July 2005. Ms. Thompson joined Fifth Third Asset Management, Inc. in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third Asset Management, Inc., Jill served as portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Jill graduated from St. Cloud State University with a Bachelor of Science in Finance. Jill has over 15 years of investment experience.

Michael P. Wayton has been a portfolio manager of the Fifth Third Equity Index Fund and the Fifth Third Large Cap Core Fund since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

E. Keith Wirtz has been the portfolio manager of the Fifth Third International Equity Fund since November 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

David L. Withrow has been the portfolio manager the Fifth Third Short Term Bond Fund since May 2002. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent over 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.



                                                                              93
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Fund Management
--------------------------------------------------------------------------------

Morgan Stanley Investment Management Inc.

Ann D. Thivierge has served as portfolio manager for the Fifth Third International Equity Fund since November 1995. She joined MSIM in 1986 and became a Managing Director in 1996. She manages over $6 billion in international equities, primarily for institutional accounts. She has been a member of MSIM's asset allocation committee for nine years. Ms. Thivierge received a BA from James Madison College, Michigan State University in International Relations and her MBA from New York University in Finance in 1992.

Fort Washington Investment Advisors, Inc.

Brendan M. White, CFA, has served as portfolio manager for the Fifth Third High Yield Bond Fund since its inception in November, 2005. Mr. White is currently a Managing Director and Senior Portfolio Manager of Fort Washington and was previously a Vice President and Senior Portfolio Manager of Fort Washington. He has worked for Fort Washington since 1993 and has over 15 years of fixed-income management experience. Mr. White holds an MBA in Economics from Xavier University and a BS in Finance from Ohio State University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.



94
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Shareholder Information
--------------------------------------------------------------------------------


Portfolio Holdings
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.


Purchasing And Selling Fund Shares
--------------------------------------------------------------------------------

Pricing Fund Shares


The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market value. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Additional Information About Pricing Fund Shares


Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with Fifth Third Funds Distributor, Inc., the Funds' Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.


Abusive Trading Practices
--------------------------------------------------------------------------------


In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.



                                                                              95
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Shareholder Information
--------------------------------------------------------------------------------

Purchasing and Adding To Your Shares
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.


Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Shareholder Contact Information


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:


o     minimum investment requirements

o     exchange policies

o     cutoff time for investments

o     redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus (except for the Equity Index Fund) is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. The minimum initial investment in Institutional shares of the Equity Index Fund is $5,000,000. Subsequent investments must be in amounts of at least $50.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.


96
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Shareholder Information
--------------------------------------------------------------------------------


Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

      o   Name;

      o   Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Selling Your Shares
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

Postponement of Redemption Payments


Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemption In Kind


If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

Shareholder Information
--------------------------------------------------------------------------------


Redemptions within 15 Days of Investment - Shares Purchased by Check

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your Shares
--------------------------------------------------------------------------------

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

Instructions for Exchanging Shares


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


Notes on Exchanges

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.


The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.


All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Dividends and Capital Gains
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the Strategic Income Fund.


Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third High Yield Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Ohio Municipal Bond Fund and Fifth Third Michigan Municipal Bond Fund.

Shareholder Information
--------------------------------------------------------------------------------

Dividends, if any, are declared and paid quarterly by the following Funds: Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third Balanced Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Conservative Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third Dividend Growth Fund and FifthThird Technology Fund.

Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund, and Fifth Third International Equity Fund.


Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

Expenses
--------------------------------------------------------------------------------

The expenses for investing in funds of funds, like the LifeModel Funds(SM), are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds(SM) invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

Taxation
--------------------------------------------------------------------------------

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. For federal income tax purposes, dividends and distributions of short-term capital gains are generally taxable as ordinary income. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. An Asset Allocation Fund will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders and increase the amount of taxes payable by shareholders. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

Foreign Investments


Fifth Third International Equity Fund invests in foreign securities. Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Shareholder Information
--------------------------------------------------------------------------------

Fifth Third International Equity Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns although there can be no assurance that it will be able to do so. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund (the "Municipal Securities Funds")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund and Fifth Third Intermediate Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.


Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations") are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such dividends from the Fund from the net income base of the Ohio Corporation franchise tax.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, the Ohio commercial activity tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

Shareholder Information
--------------------------------------------------------------------------------

Although the Fund distributions described above attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth base of the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Fifth Third Ohio Municipal Bond Fund should consult with their tax advisers about other state and local tax consequences of their investments in the Fund.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Because the Fifth Third Michigan Municipal Bond Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.


Special Considerations for Non-U.S. Shareholders

Capital gain dividends will not be subject to withholding. In general, dividends other than capital gain dividends paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of
(i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005. The Fund has not determined whether it will make such designations.


This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local tax laws.

Additional Information about the Funds
--------------------------------------------------------------------------------


Investment in Exchange-Traded Funds. The Funds may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

Shareholder Information
--------------------------------------------------------------------------------

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest up to 25% of their respective assets in iShares(R) and may invest their respective assets in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

Additional Compensation to Servicing Agents

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial Highlights for the Fifth Third High Yield Bond Fund are not presented because these shares are newly offered and do not have a financial history. The information for the Funds has been audited by ______________________ and other independent auditors. ______________________ report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                              Change in Net Assets                            Less Dividends and
                                                            Resulting from Operations                         Distributions from
                                                          -----------------------------                    ------------------------
                                                                           Net Realized
                                                                               and
                                                                            Unrealized      Change in
                                              Net Asset                   Gains/(Losses)   Net Assets
                                               Value,           Net            from         Resulting          Net            Net
                                              Beginning     Investment      Investment        from         Investment      Realized
                                              of Period    Income/(Loss)   Transactions    Operations        Income          Gains
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Institutional Shares
Year ended 12/31/99                            $15.46           0.02            4.16           4.18           (0.02)         (0.33)
Year ended 12/31/00                            $19.29             --           (0.08)         (0.08)             --          (0.19)
1/01/01 to 7/31/01(c)                          $19.02          (0.02)          (1.08)         (1.10)             --          (0.06)
Year ended 7/31/02                             $17.86          (0.04)          (3.56)         (3.60)             --          (0.56)
Year ended 7/31/03                             $13.70          (0.03)           2.23           2.20              --             --
Year ended 7/31/04                             $15.90          (0.12)@          1.43           1.31              --          (1.73)
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Institutional Shares
Year ended 7/31/00                             $15.87          (0.04)           4.63           4.59              --          (1.18)
Year ended 7/31/01                             $19.28             --           (1.69)         (1.69)             --          (2.49)
Year ended 7/31/02                             $15.10          (0.06)          (4.33)         (4.39)             --          (0.47)
Year ended 7/31/03                             $10.24          (0.07)@          1.85           1.78              --             --
Year ended 7/31/04                             $12.02          (0.09)           1.03           0.94              --             --
-----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Institutional Shares
Year ended 7/31/00                             $23.37          (0.02)           4.06           4.04              --          (1.17)
Year ended 7/31/01                             $26.24             --           (4.85)         (4.85)             --          (2.91)
Year ended 7/31/02                             $18.48          (0.04)          (4.94)         (4.98)             --          (0.59)
Year ended 7/31/03                             $12.91           0.01            1.31           1.32              --^            --
Year ended 7/31/04                             $14.23          (0.04)           0.42           0.38              --             --
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Institutional Shares
Year ended 12/31/99                            $18.03           0.12            3.20           3.32           (0.12)         (0.81)
Year ended 12/31/00                            $20.42           0.07           (2.24)         (2.17)          (0.07)         (1.34)
1/1/01 to 7/31/01(c)                           $16.84           0.03           (1.43)         (1.40)          (0.03)         (0.24)
Year ended 7/31/02                             $15.17           0.08           (3.66)         (3.58)          (0.08)         (0.31)
Year ended 7/31/03                             $11.20           0.12            0.63           0.75           (0.11)            --
Year ended 7/31/04                             $11.84           0.12            1.36           1.48           (0.12)            --
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Institutional Shares
Year ended 12/31/99                            $24.24           0.24            4.68           4.92           (0.24)         (0.61)
Year ended 12/31/00                            $28.31           0.22           (2.81)         (2.59)          (0.22)         (0.32)
1/1/01 to 7/31/01(c)                           $25.18           0.12           (2.08)         (1.96)          (0.11)            --
Year ended 7/31/02                             $23.11           0.23           (5.70)         (5.47)          (0.22)            --
Year ended 7/31/03                             $17.42           0.24            1.51           1.75           (0.24)            --
Year ended 7/31/04                             $18.93           0.29@           2.12           2.41           (0.33)            --
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Institutional Shares
Year ended 7/31/00                             $16.13           0.23            2.60           2.83           (0.23)         (1.34)
Year ended 7/31/01                             $17.39           0.18           (1.97)         (1.79)          (0.21)         (2.00)
Year ended 7/31/02(e)                          $13.39           0.14           (2.27)         (2.13)          (0.15)         (0.20)
Year ended 7/31/03                             $10.91           0.15            0.49           0.64           (0.17)            --
Year ended 7/31/04                             $11.38           0.13            0.64           0.77           (0.15)            --
-----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Institutional Shares
Year ended 12/31/99                            $ 4.82          (0.04)           1.08           1.04              --          (0.24)
Year ended 12/31/00                            $ 5.62           0.06           (0.13)         (0.07)          (0.05)         (0.59)
Year ended 12/31/01                            $ 4.91           0.01            1.11           1.12              --             --^
1/1/02 to 7/31/02(c)                           $ 6.03          (0.01)          (0.13)         (0.14)             --             --
Year ended 7/31/03                             $ 5.89          (0.04)@          2.40           2.36              --          (0.05)
Year ended 7/31/04                             $ 8.20          (0.02)@          2.66           2.64              --          (0.52)
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)

                                                                   Net            Total
                                                    Total         Asset          Return
                                                  Dividends       Value,        (excludes
                                                     and          End of          sales
                                                Distributions     Period         charge)
------------------------------------------------------------------------------------------
Small Cap Growth Fund Institutional Shares
Year ended 12/31/99                                 (0.35)        $19.29          27.98%
Year ended 12/31/00                                 (0.19)        $19.02          (0.38%)
1/01/01 to 7/31/01(c)                               (0.06)        $17.86          (5.75%)*
Year ended 7/31/02                                  (0.56)        $13.70         (20.80%)
Year ended 7/31/03                                     --         $15.90          16.06%
Year ended 7/31/04                                  (1.73)        $15.48           7.31%
------------------------------------------------------------------------------------------
Mid Cap Growth Fund Institutional Shares
Year ended 7/31/00                                  (1.18)        $19.28          30.65%
Year ended 7/31/01                                  (2.49)        $15.10          (9.94%)
Year ended 7/31/02                                  (0.47)        $10.24         (30.02%)
Year ended 7/31/03                                     --         $12.02          17.38%
Year ended 7/31/04                                     --         $12.96           7.82%
------------------------------------------------------------------------------------------
Quality Growth Fund Institutional Shares
Year ended 7/31/00                                  (1.17)        $26.24          17.82%
Year ended 7/31/01                                  (2.91)        $18.48         (19.93%)
Year ended 7/31/02                                  (0.59)        $12.91         (27.90%)
Year ended 7/31/03                                     --^        $14.23          10.23%
Year ended 7/31/04                                     --         $14.61           2.67%
------------------------------------------------------------------------------------------
Large Cap Core Fund Institutional Shares
Year ended 12/31/99                                 (0.93)        $20.42          18.79%
Year ended 12/31/00                                 (1.41)        $16.84         (11.25%)
1/1/01 to 7/31/01(c)                                (0.27)        $15.17          (8.24%)*
Year ended 7/31/02                                  (0.39)        $11.20         (24.07%)
Year ended 7/31/03                                  (0.11)        $11.84           6.79%
Year ended 7/31/04                                  (0.12)        $13.20          12.50%
------------------------------------------------------------------------------------------
Equity Index Fund Institutional Shares
Year ended 12/31/99                                 (0.85)        $28.31          20.55%
Year ended 12/31/00                                 (0.54)        $25.18          (9.30%)
1/1/01 to 7/31/01(c)                                (0.11)        $23.11          (7.83%)*
Year ended 7/31/02                                  (0.22)        $17.42         (23.82%)
Year ended 7/31/03                                  (0.24)        $18.93          10.22%
Year ended 7/31/04                                  (0.33)        $21.01          12.75%
------------------------------------------------------------------------------------------
Balanced Fund Institutional Shares
Year ended 7/31/00                                  (1.57)        $17.39          18.60%
Year ended 7/31/01                                  (2.21)        $13.39         (11.64%)
Year ended 7/31/02(e)                               (0.35)        $10.91         (16.34%)
Year ended 7/31/03                                  (0.17)        $11.38           5.94%
Year ended 7/31/04                                  (0.15)        $12.00           6.76%
------------------------------------------------------------------------------------------
Micro Cap Value Fund Institutional Shares
Year ended 12/31/99                                 (0.24)        $ 5.62          21.60%
Year ended 12/31/00                                 (0.64)        $ 4.91          (1.21%)
Year ended 12/31/01                                    --^        $ 6.03          22.90%
1/1/02 to 7/31/02(c)                                   --         $ 5.89          (2.32%)*
Year ended 7/31/03                                  (0.05)        $ 8.20          40.26%
Year ended 7/31/04                                  (0.52)        $10.32          32.84%
------------------------------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                                                ------------------------------------------------------------------------
                                                                 Ratios of                      Ratios of
                                                    Net          Expenses      Ratios of Net    Expenses
                                                  Assets,           to          Investment         to
                                                  End of          Average      Income/(Loss)     Average       Portfolio
                                                  Period            Net         to Average         Net         Turnover
                                                  (000's)         Assets        Net Assets     Assets (a)      Rate (b)
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Institutional Shares
Year ended 12/31/99                             $ 746,428          0.94%            0.14%          0.95%          19%
Year ended 12/31/00                             $ 804,758          0.91%           (0.11%)         0.92%          28%
1/01/01 to 7/31/01(c)                           $ 724,275          0.93%**         (0.16%)**       0.93%**        13%
Year ended 7/31/02                              $ 485,623          0.93%           (0.21%)         0.96%          25%
Year ended 7/31/03                              $ 391,934          0.93%           (0.16%)         0.98%          63%
Year ended 7/31/04                              $ 223,439          1.00%           (0.72%)         1.00%          95%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Institutional Shares
Year ended 7/31/00                              $ 242,641          0.99%           (0.26%)         1.04%          42%
Year ended 7/31/01                              $ 255,634          1.02%           (0.24%)         1.06%          26%
Year ended 7/31/02                              $ 207,807          1.12%           (0.49%)         1.14%          27%
Year ended 7/31/03                              $ 335,285          1.10%           (0.65%)         1.10%          25%
Year ended 7/31/04                              $ 335,815          1.09%           (0.68%)         1.09%          83%
------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Institutional Shares
Year ended 7/31/00                              $ 814,820          1.00%           (0.10%)         1.03%          21%
Year ended 7/31/01                              $ 716,251          1.02%           (0.22%)         1.02%          20%
Year ended 7/31/02                              $ 566,235          1.09%           (0.24%)         1.09%          20%
Year ended 7/31/03                              $ 795,988          1.08%            0.05%          1.08%          19%
Year ended 7/31/04                              $ 882,256          1.07%           (0.24%)         1.07%          35%
------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Institutional Shares
Year ended 12/31/99                             $ 822,414          0.92%            0.62%          0.93%           9%
Year ended 12/31/00                             $ 624,860          0.91%            0.35%          0.92%          14%
1/1/01 to 7/31/01(c)                            $ 547,524          0.93%**          0.40%**        0.94%**         5%
Year ended 7/31/02                              $ 520,727          0.93%            0.64%          0.97%           5%
Year ended 7/31/03                              $ 181,278          0.92%            0.99%          0.99%          13%
Year ended 7/31/04                              $  90,222          0.92%            0.84%          1.04%         101%
------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Institutional Shares
Year ended 12/31/99                             $ 875,780          0.42%            0.92%          0.54%           9%
Year ended 12/31/00                             $ 860,647          0.40%            0.80%          0.53%           9%
1/1/01 to 7/31/01(c)                            $ 822,909          0.40%**          0.86%**        0.53%**         4%
Year ended 7/31/02                              $ 608,556          0.41%            1.06%          0.56%           9%
Year ended 7/31/03                              $ 583,530          0.40%            1.42%          0.58%           2%
Year ended 7/31/04                              $ 193,734          0.27%            1.43%          0.58%          14%
------------------------------------------------------------------------------------------------------------------------
Balanced Fund Institutional Shares
Year ended 7/31/00                              $ 171,923          1.00%            1.55%          1.06%         122%
Year ended 7/31/01                              $ 211,221          1.01%            1.48%          1.07%          77%
Year ended 7/31/02(e)                           $ 189,730          1.10%            1.11%          1.13%          78%
Year ended 7/31/03                              $ 177,052          1.10%            1.39%          1.12%         133%
Year ended 7/31/04                              $  98,282          1.13%            1.07%          1.13%         166%
------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Institutional Shares
Year ended 12/31/99                             $   3,283          1.60%           (0.32%)         1.60%          96%
Year ended 12/31/00                             $   6,743          1.40%            1.03%          1.40%         116%
Year ended 12/31/01                             $  14,957          1.29%            0.21%          1.35%          47%
1/1/02 to 7/31/02(c)                            $  45,538          1.40%**         (0.51%)**       1.68%**        16%
Year ended 7/31/03                              $ 100,676          1.40%           (0.68%)         1.47%          28%
Year ended 7/31/04                              $ 155,798          1.33%           (0.25%)         1.33%          23%
------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)


                                                       Change in Net Assets
                                                     Resulting from Operations
                                                   -----------------------------
                                                                    Net Realized
                                                                         and
                                                                     Unrealized      Change in
                                      Net Asset                    Gains/(Losses)    Net Assets
                                       Value,           Net             from         Resulting
                                      Beginning     Investment       Investment         from
                                      of Period    Income/(Loss)    Transactions     Operations
-----------------------------------------------------------------------------------------------
Small Cap Value Fund Institutional Shares
Year ended 7/31/04                     $15.00            --^              2.54          2.54
Year ended 7/31/04                     $17.54         (0.03)@             3.50          3.47
-----------------------------------------------------------------------------------------------
Multi Cap Value Fund Institutional Shares
Year ended 12/31/99                    $15.92          0.25               1.86          2.11
Year ended 12/31/00                    $17.52          0.28               3.88          4.16
Year ended 12/31/01                    $18.64          0.05               1.43          1.48
1/1/02 to 7/31/02(c)                   $19.14            --              (3.28)        (3.28)
Year ended 7/31/03                     $15.86          0.02               3.14          3.16
Year ended 7/31/04                     $19.02          0.06               3.62          3.68
-----------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Institutional Shares
Year ended 7/31/00                     $15.19          0.21              (1.11)        (0.90)
Year ended 7/31/01                     $13.22          0.15               0.17          0.32
Year ended 7/31/02                     $13.12          0.09              (1.73)        (1.64)
Year ended 7/31/03                     $10.85          0.18@              1.14          1.32
Year ended 7/31/04                     $11.85          0.15               2.08          2.23
-----------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                   $10.00          0.04#              1.35#         1.39
Year ended 7/31/04                     $11.35          0.14#              1.31#         1.45
-----------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                   $10.00          0.09#              1.58#         1.67
Year ended 7/31/04                     $11.59          0.19#              1.03#         1.22
-----------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                   $10.00          0.14#              0.92#         1.06
Year ended 7/31/04                     $10.93          0.21#              0.76#         0.97
-----------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                   $10.00          0.18#              0.60#         0.78
Year ended 7/31/04                     $10.62          0.27#              0.51#         0.78
-----------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                   $10.00          0.23#              0.52#         0.75
Year ended 7/31/04                     $10.54          0.31#              0.26#         0.57
-----------------------------------------------------------------------------------------------
Strategic Income Fund Institutional Shares
Year ended 12/31/99                    $10.62          0.87              (1.43)        (0.56)
Year ended 12/31/00                    $ 9.23          0.78               0.70          1.48
Year ended 12/31/01                    $ 9.96          0.69               0.59          1.28
1/1/02 to 7/31/02(c)                   $10.57          0.32               0.08          0.40
Year ended 7/31/03                     $10.63          0.58               0.25          0.83
Year ended 7/31/04                     $10.91          0.51               0.25          0.76
-----------------------------------------------------------------------------------------------
Dividend Growth Fund Institutional Shares
Year ended 7/31/00                     $37.28         (0.09)              1.59          1.50
Year ended 7/31/01                     $38.23            --             (11.73)       (11.73)
Year ended 7/31/02                     $25.47         (0.21)             (7.20)        (7.41)
Year ended 7/31/03                     $18.06         (0.12)              0.23          0.11
Year ended 7/31/04                     $18.17         (0.19)              1.12          0.93
-----------------------------------------------------------------------------------------------
Technology Fund Institutional Shares
6/5/00(d) to 7/31/00                   $20.00         (0.03)             (0.76)        (0.79)
Year ended 7/31/01                     $19.21            --              (8.68)        (8.68)
Year ended 7/31/02                     $10.37         (0.12)             (4.70)        (4.82)
Year ended 7/31/03                     $ 5.55         (0.09)@             3.26          3.17
Year ended 7/31/04                     $ 8.72         (0.11)@            (0.15)        (0.26)
-----------------------------------------------------------------------------------------------
International Equity Fund Institutional Shares
Year ended 7/31/00                     $12.80          0.07               1.01          1.08
Year ended 7/31/01                     $12.70          0.13              (2.17)        (2.04)
Year ended 7/31/02                     $ 9.04          0.02              (1.30)        (1.28)
Year ended 7/31/03                     $ 7.65          0.06               0.12          0.18
Year ended 7/31/04                     $ 7.79          0.06@              1.61          1.67
-----------------------------------------------------------------------------------------------

                                                   Less Dividends and
                                                   Distributions from
                                      ------------------------------------------
                                           Net             Net          Return
                                       Investment       Realized          of
                                         Income           Gains         Capital
--------------------------------------------------------------------------------
Small Cap Value Fund Institutional Shares
Year ended 7/31/04                          --               --             --
Year ended 7/31/04                       (0.02)           (0.98)            --
--------------------------------------------------------------------------------
Multi Cap Value Fund Institutional Shares
Year ended 12/31/99                      (0.26)           (0.25)            --
Year ended 12/31/00                      (0.24)           (2.72)         (0.08)
Year ended 12/31/01                      (0.07)           (0.91)            --
1/1/02 to 7/31/02(c)                        --               --             --
Year ended 7/31/03                          --               --             --
Year ended 7/31/04                       (0.05)           (0.07)            --
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Institutional Shares
Year ended 7/31/00                       (0.21)           (0.86)            --
Year ended 7/31/01                       (0.14)           (0.28)            --
Year ended 7/31/02                       (0.10)           (0.53)            --
Year ended 7/31/03                       (0.16)           (0.16)            --
Year ended 7/31/04                       (0.16)           (0.40)            --
--------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                     (0.04)              --             --
Year ended 7/31/04                       (0.13)           (0.18)            --
--------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                     (0.08)              --             --
Year ended 7/31/04                       (0.19)           (0.14)            --
--------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                     (0.13)              --             --
Year ended 7/31/04                       (0.21)           (0.12)            --
--------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                     (0.16)              --             --
Year ended 7/31/04                       (0.25)           (0.20)            --
--------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                     (0.21)              --             --
Year ended 7/31/04                       (0.29)           (0.16)            --
--------------------------------------------------------------------------------
Strategic Income Fund Institutional Shares
Year ended 12/31/99                      (0.83)              --             --
Year ended 12/31/00                      (0.75)              --             --
Year ended 12/31/01                      (0.67)              --             --^
1/1/02 to 7/31/02(c)                     (0.34)              --             --
Year ended 7/31/03                       (0.55)              --             --
Year ended 7/31/04                       (0.52)              --             --
--------------------------------------------------------------------------------
Dividend Growth Fund Institutional Shares
Year ended 7/31/00                          --            (0.55)
Year ended 7/31/01                          --            (1.03)
Year ended 7/31/02                          --               --
Year ended 7/31/03                          --               --
Year ended 7/31/04                          --               --
--------------------------------------------------------------------------------
Technology Fund Institutional Shares
6/5/00(d) to 7/31/00                        --               --             --
Year ended 7/31/01                          --            (0.16)            --
Year ended 7/31/02                          --               --             --
Year ended 7/31/03                          --               --             --
Year ended 7/31/04                          --               --             --
--------------------------------------------------------------------------------
International Equity Fund Institutional Shares
Year ended 7/31/00                          --            (1.18)            --
Year ended 7/31/01                          --            (1.62)            --
Year ended 7/31/02                       (0.11)              --             --
Year ended 7/31/03                       (0.04)              --             --
Year ended 7/31/04                       (0.14)              --             --
--------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)


                                                       Net            Total
                                        Total         Asset          Return
                                      Dividends      Value,         (excludes
                                         and         End of           sales
                                      stributions    Period          charge)
-----------------------------------------------------------------------------
Small Cap Value Fund Institutional Shares
Year ended 7/31/04                         --        $17.54          16.87%*
Year ended 7/31/04                      (1.00)       $20.01          20.11%
-----------------------------------------------------------------------------
Multi Cap Value Fund Institutional Shares
Year ended 12/31/99                     (0.51)       $17.52          13.26%
Year ended 12/31/00                     (3.04)       $18.64          23.78%
Year ended 12/31/01                     (0.98)       $19.14           7.91%
1/1/02 to 7/31/02(c)                       --        $15.86         (17.14%)*
Year ended 7/31/03                         --        $19.02          19.92%
Year ended 7/31/04                      (0.12)       $22.58          19.36%
-----------------------------------------------------------------------------
Disciplined Large Cap Value Fund Institutional Shares
Year ended 7/31/00                      (1.07)       $13.22          (5.96%)
Year ended 7/31/01                      (0.42)       $13.12           2.18%
Year ended 7/31/02                      (0.63)       $10.85         (12.96%)
Year ended 7/31/03                      (0.32)       $11.85          12.53%
Year ended 7/31/04                      (0.56)       $13.52          19.22%
-----------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                    (0.04)       $11.35          13.92%*
Year ended 7/31/04                      (0.31)       $12.49          12.83%
-----------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                    (0.08)       $11.59          16.78%*
Year ended 7/31/04                      (0.33)       $12.48          10.54%
-----------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                    (0.13)       $10.93          10.66%*
Year ended 7/31/04                      (0.33)       $11.57           8.84%
-----------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                    (0.16)       $10.62           7.87%*
Year ended 7/31/04                      (0.45)       $10.95           7.39%
-----------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                    (0.21)       $10.54           7.58%*
Year ended 7/31/04                      (0.45)       $10.66           5.44%
-----------------------------------------------------------------------------
Strategic Income Fund Institutional Shares
Year ended 12/31/99                     (0.83)       $ 9.23          (5.61%)
Year ended 12/31/00                     (0.75)       $ 9.96          16.52%
Year ended 12/31/01                     (0.67)       $10.57          13.12%
1/1/02 to 7/31/02(c)                    (0.34)       $10.63           3.82%*
Year ended 7/31/03                      (0.55)       $10.91           7.89%
Year ended 7/31/04                      (0.52)       $11.15           7.04%
-----------------------------------------------------------------------------
Dividend Growth Fund Institutional Shares
Year ended 7/31/00                      (0.55)       $38.23           4.07%
Year ended 7/31/01                      (1.03)       $25.47         (31.27%)
Year ended 7/31/02                         --        $18.06         (29.09%)
Year ended 7/31/03                         --        $18.17           0.61%
Year ended 7/31/04                         --        $19.10           5.12%
-----------------------------------------------------------------------------
Technology Fund Institutional Shares
6/5/00(d) to 7/31/00                       --        $19.21          (5.69%)*
Year ended 7/31/01                      (0.16)       $10.37         (46.65%)
Year ended 7/31/02                         --        $ 5.55         (46.48%)
Year ended 7/31/03                         --        $ 8.72          57.12%
Year ended 7/31/04                         --        $ 8.46          (2.98%)
-----------------------------------------------------------------------------
International Equity Fund Institutional Shares
Year ended 7/31/00                      (1.18)       $12.70           8.29%
Year ended 7/31/01                      (1.62)       $ 9.04         (17.61%)
Year ended 7/31/02                      (0.11)       $ 7.65         (14.30%)
Year ended 7/31/03                      (0.04)       $ 7.79           2.47%
Year ended 7/31/04                      (0.14)       $ 9.32          21.56%
-----------------------------------------------------------------------------

                                                              Ratios/Supplemental Data
                                      ----------------------------------------------------------------------
                                                     Ratios of                      Ratios of
                                         Net         Expenses      Ratios of Net    Expenses
                                       Assets,          to          Investment         to
                                       End of         Average      Income/(Loss)     Average       Portfolio
                                       Period           Net         to Average         Net         Turnover
                                       (000's)        Assets        Net Assets     Assets (a)      Rate (b)
------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Institutional Shares
Year ended 7/31/04                    $ 72,783          1.24%**         0.03%**       1.60%**          39%
Year ended 7/31/04                    $107,344          1.25%          (0.15%)        1.41%           279%
------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Institutional Shares
Year ended 12/31/99                   $    546          1.33%           1.62%         1.33%            78%
Year ended 12/31/00                   $    949          1.33%           1.41%         1.33%           121%
Year ended 12/31/01                   $ 18,069          1.23%           0.59%         1.26%            80%
1/1/02 to 7/31/02(c)                  $ 49,844          1.33%**         0.01%**       1.55%**          25%
Year ended 7/31/03                    $182,485          1.33%           0.17%         1.36%            23%
Year ended 7/31/04                    $235,228          1.30%           0.29%         1.30%            17%
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Institutional Shares
Year ended 7/31/00                    $100,007          1.02%           1.54%         1.08%            37%
Year ended 7/31/01                    $ 92,635          1.06%           1.03%         1.12%            19%
Year ended 7/31/02                    $ 80,906          1.16%           0.83%         1.19%            22%
Year ended 7/31/03                    $335,967          1.08%           1.74%         1.10%            79%
Year ended 7/31/04                    $632,120          1.07%           1.27%         1.07%            22%
------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                  $ 32,421          0.08%**         0.45%**       0.78%**          79%
Year ended 7/31/04                    $ 52,085          0.08%           1.09%         0.51%            22%
------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                  $ 62,677          0.08%**         1.15%**       0.54%**          55%
Year ended 7/31/04                    $ 82,264          0.08%           1.56%         0.45%            16%
------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                  $ 71,538          0.08%**         1.82%**       0.52%**          55%
Year ended 7/31/04                    $315,055          0.08%           1.76%         0.43%            14%
------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                  $ 40,412          0.08%**         2.23%**       0.60%**          72%
Year ended 7/31/04                    $ 38,097          0.08%           2.33%         0.49%            19%
------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                  $ 16,014          0.08%**         2.90%**       0.75%**          63%
Year ended 7/31/04                    $ 14,201          0.08%           2.79%         0.58%            27%
------------------------------------------------------------------------------------------------------------
Strategic Income Fund Institutional Shares
Year ended 12/31/99                   $  2,540          1.41%           8.37%         1.41%            51%
Year ended 12/31/00                   $  3,349          1.35%           8.03%         1.35%            48%
Year ended 12/31/01                   $  3,142          1.26%           6.62%         1.28%            34%
1/1/02 to 7/31/02(c)                  $ 11,491          1.35%**         5.14%**       1.63%**          27%
Year ended 7/31/03                    $ 67,649          1.35%           5.25%         1.35%            38%
Year ended 7/31/04                    $ 90,995          1.33%           4.64%         1.33%            36%
------------------------------------------------------------------------------------------------------------
Dividend Growth Fund Institutional Shares
Year ended 7/31/00                    $ 58,939          1.07%          (0.23%)        1.07%            53%
Year ended 7/31/01                    $ 31,415          1.11%          (0.48%)        1.24%           139%
Year ended 7/31/02                    $ 16,623          1.38%          (0.79%)        1.38%            70%
Year ended 7/31/03                    $ 14,659          1.47%          (0.67%)        1.63%            50%
Year ended 7/31/04                    $  7,166          1.43%          (0.68%)        1.74%            81%
------------------------------------------------------------------------------------------------------------
Technology Fund Institutional Shares
6/5/00(d) to 7/31/00                  $ 55,188          1.46%**        (0.79%)**      1.46%**          11%
Year ended 7/31/01                    $ 45,842          1.50%          (1.24%)        1.50%            50%
Year ended 7/31/02                    $ 21,183          1.51%          (1.35%)        1.51%            97%
Year ended 7/31/03                    $ 29,573          1.55%          (1.46%)        1.87%           258%
Year ended 7/31/04                    $ 37,573          1.20%          (1.07%)        1.55%           191%
------------------------------------------------------------------------------------------------------------
International Equity Fund Institutiona
Year ended 7/31/00                    $208,383          1.45%           0.55%         1.45%            86%
Year ended 7/31/01                    $154,950          1.48%           0.98%         1.48%            42%
Year ended 7/31/02                    $148,593          1.38%           0.17%         1.38%            23%
Year ended 7/31/03                    $159,160          1.42%           0.96%         1.45%            44%
Year ended 7/31/04                    $324,852          1.36%           0.61%         1.42%            50%
------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                                      Change in Net Assets
                                                                    Resulting from Operations
                                                                   ---------------------------
                                                                                  Net Realized
                                                                                      and
                                                                                   Unrealized      Change in
                                                     Net Asset                   Gains/(Losses)   Net Assets
                                                      Value,           Net            from         Resulting
                                                     Beginning     Investment      Investment        from
                                                     of Period       Income       Transactions    Operations
------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Shares
Year ended 12/31/99                                   $10.33          0.60           (1.05)          (0.45)
Year ended 12/31/00                                   $ 9.27          0.61            0.45            1.06
1/1/01 to 7/31/01(f)                                  $ 9.72          0.28            0.31            0.59
Year ended 7/31/02                                    $ 9.97          0.50           (0.01)           0.49
Year ended 7/31/03                                    $ 9.93          0.39            0.09            0.48
Year ended 7/31/04                                    $ 9.96          0.28            0.14            0.42
------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Institutional Shares
Year ended 12/31/99                                   $10.06          0.56           (0.68)          (0.12)
Year ended 12/31/00                                   $ 9.37          0.60            0.29            0.89
1/1/01 to 7/31/01(g)                                  $ 9.66          0.25            0.32            0.57
Year ended 7/31/02                                    $ 9.90          0.47            0.11            0.58
Year ended 7/31/03                                    $ 9.98          0.38            0.10            0.48
Year ended 7/31/04                                    $10.04          0.31           (0.04)           0.27
------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Institutional Shares
Year ended 12/31/99                                   $ 9.77          0.53           (0.29)          (0.24)
Year ended 12/31/00                                   $ 9.48          0.57            0.18            0.75
1/1/01 to 7/31/01(h)                                  $ 9.66          0.26            0.23            0.49
Year ended 7/31/02                                    $ 9.83          0.41            0.07            0.48
Year ended 7/31/03                                    $ 9.82          0.28            0.03            0.31
Year ended 7/31/04                                    $ 9.75          0.19@          (0.06)           0.13
------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Institutional Shares
Year ended 7/31/00                                    $ 9.64          0.51           (0.10)           0.41
Year ended 7/31/01                                    $ 9.54          0.51            0.52            1.03
Year ended 7/31/02(i)                                 $10.06          0.41            0.33            0.74
Year ended 7/31/03                                    $10.42          0.30            0.03            0.33
Year ended 7/31/04                                    $10.29          0.25              --^           0.25
------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                   $10.75          0.45           (0.79)          (0.34)
Year ended 12/31/00                                   $ 9.95          0.47            0.73            1.20
1/1/01 to 7/31/01(j)                                  $10.68          0.26            0.12            0.38
Year ended 7/31/02                                    $10.75          0.43            0.24            0.67
Year ended 7/31/03                                    $10.74          0.43@          (0.09)           0.34
Year ended 7/31/04                                    $10.49          0.43@           0.08            0.51
------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                   $10.76          0.44           (0.55)          (0.11)
Year ended 12/31/00                                   $10.20          0.46            0.43            0.89
1/1/01 to 7/31/01(k)                                  $10.63          0.27            0.16            0.43
Year ended 7/31/02                                    $10.78          0.38            0.25            0.63
Year ended 7/31/03                                    $10.79          0.37@          (0.09)           0.28
Year ended 7/31/04                                    $10.64          0.37           (0.03)           0.34
------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Institutional Shares
Year ended 7/31/00                                    $10.02          0.41           (0.12)           0.29
Year ended 7/31/01                                    $ 9.88          0.41            0.39            0.80
Year ended 7/31/02(l)                                 $10.27          0.39            0.20            0.59
Year ended 7/31/03                                    $10.48          0.37           (0.09)           0.28
Year ended 7/31/04                                    $10.39          0.36            0.02            0.38
------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                   $10.27          0.41           (0.34)           0.07
Year ended 12/31/00                                   $ 9.93          0.43            0.18            0.61
1/1/01 to 7/31/01(m)                                  $10.10          0.24            0.16            0.40
Year ended 7/31/02                                    $10.25          0.38            0.19            0.57
Year ended 7/31/03                                    $10.39          0.31           (0.05)           0.26
Year ended 7/31/04                                    $10.31          0.28           (0.13)           0.15
------------------------------------------------------------------------------------------------------------

                                                          Less Dividends and
                                                          Distributions from
                                                       ------------------------
                                                           Net            Net
                                                       Investment      Realized
                                                         Income          Gains
-------------------------------------------------------------------------------
Bond Fund Institutional Shares
Year ended 12/31/99                                      (0.60)         (0.01)
Year ended 12/31/00                                      (0.61)            --
1/1/01 to 7/31/01(f)                                     (0.34)            --
Year ended 7/31/02                                       (0.53)            --
Year ended 7/31/03                                       (0.45)            --
Year ended 7/31/04                                       (0.36)            --
-------------------------------------------------------------------------------
Intermediate Bond Fund Institutional Shares
Year ended 12/31/99                                      (0.57)            --
Year ended 12/31/00                                      (0.60)            --
1/1/01 to 7/31/01(g)                                     (0.33)            --
Year ended 7/31/02                                       (0.50)            --
Year ended 7/31/03                                       (0.42)            --
Year ended 7/31/04                                       (0.38)            --
-------------------------------------------------------------------------------
Short Term Bond Fund Institutional Shares
Year ended 12/31/99                                      (0.53)            --
Year ended 12/31/00                                      (0.57)            --
1/1/01 to 7/31/01(h)                                     (0.32)            --
Year ended 7/31/02                                       (0.49)            --
Year ended 7/31/03                                       (0.38)            --
Year ended 7/31/04                                       (0.31)            --
-------------------------------------------------------------------------------
U.S. Government Bond Fund Institutional Shares
Year ended 7/31/00                                       (0.51)            --
Year ended 7/31/01                                       (0.51)            --
Year ended 7/31/02(i)                                    (0.38)            --
Year ended 7/31/03                                       (0.30)         (0.16)
Year ended 7/31/04                                       (0.26)         (0.16)
-------------------------------------------------------------------------------
Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                      (0.45)         (0.01)
Year ended 12/31/00                                      (0.47)            --
1/1/01 to 7/31/01(j)                                     (0.26)         (0.05)
Year ended 7/31/02                                       (0.43)         (0.25)
Year ended 7/31/03                                       (0.43)         (0.16)
Year ended 7/31/04                                       (0.43)         (0.17)
-------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                      (0.44)         (0.01)
Year ended 12/31/00                                      (0.46)            --
1/1/01 to 7/31/01(k)                                     (0.26)         (0.02)
Year ended 7/31/02                                       (0.38)         (0.24)
Year ended 7/31/03                                       (0.36)         (0.07)
Year ended 7/31/04                                       (0.36)         (0.09)
-------------------------------------------------------------------------------
Ohio Municipal Bond Fund Institutional Shares
Year ended 7/31/00                                       (0.41)         (0.02)
Year ended 7/31/01                                       (0.41)            --
Year ended 7/31/02(l)                                    (0.38)            --
Year ended 7/31/03                                       (0.37)            --
Year ended 7/31/04                                       (0.35)         (0.03)
-------------------------------------------------------------------------------
Michigan Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                      (0.41)            --
Year ended 12/31/00                                      (0.43)         (0.01)
1/1/01 to 7/31/01(m)                                     (0.24)         (0.01)
Year ended 7/31/02                                       (0.38)         (0.05)
Year ended 7/31/03                                       (0.31)         (0.03)
Year ended 7/31/04                                       (0.28)         (0.01)
-------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
         (For a share of beneficial interest outstanding throughout each period)

                                                                          Net           Total
                                                          Total          Asset         Return
                                                        Dividends       Value,        (excludes
                                                           and          End of          sales
                                                      Distributions     Period         charge)
-----------------------------------------------------------------------------------------------
Bond Fund Institutional Shares
Year ended 12/31/99                                       (0.61)        $ 9.27          (4.41%)
Year ended 12/31/00                                       (0.61)        $ 9.72          11.91%
1/1/01 to 7/31/01(f)                                      (0.34)        $ 9.97           6.19%*
Year ended 7/31/02                                        (0.53)        $ 9.93           5.06%
Year ended 7/31/03                                        (0.45)        $ 9.96           4.79%
Year ended 7/31/04                                        (0.36)        $10.02           4.26%
-----------------------------------------------------------------------------------------------
Intermediate Bond Fund Institutional Shares
Year ended 12/31/99                                       (0.57)        $ 9.37          (1.22%)
Year ended 12/31/00                                       (0.60)        $ 9.66           9.74%
1/1/01 to 7/31/01(g)                                      (0.33)        $ 9.90           6.16%*
Year ended 7/31/02                                        (0.50)        $ 9.98           6.15%
Year ended 7/31/03                                        (0.42)        $10.04           4.77%
Year ended 7/31/04                                        (0.38)        $ 9.93           2.71%
-----------------------------------------------------------------------------------------------
Short Term Bond Fund Institutional Shares
Year ended 12/31/99                                       (0.53)        $ 9.48           2.50%
Year ended 12/31/00                                       (0.57)        $ 9.66           8.12%
1/1/01 to 7/31/01(h)                                      (0.32)        $ 9.83           5.29%*
Year ended 7/31/02                                        (0.49)        $ 9.82           4.96%
Year ended 7/31/03                                        (0.38)        $ 9.75           3.23%
Year ended 7/31/04                                        (0.31)        $ 9.57           1.31%
-----------------------------------------------------------------------------------------------
U.S. Government Bond Fund Institutional Shares
Year ended 7/31/00                                        (0.51)        $ 9.54           4.34%
Year ended 7/31/01                                        (0.51)        $10.06          11.10%
Year ended 7/31/02(i)                                     (0.38)        $10.42           7.55%
Year ended 7/31/03                                        (0.46)        $10.29           3.19%
Year ended 7/31/04                                        (0.42)        $10.12           2.42%
-----------------------------------------------------------------------------------------------
Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                       (0.46)        $ 9.95          (3.26%)
Year ended 12/31/00                                       (0.47)        $10.68          12.40%
1/1/01 to 7/31/01(j)                                      (0.31)        $10.75           3.66%*
Year ended 7/31/02                                        (0.68)        $10.74           6.57%
Year ended 7/31/03                                        (0.59)        $10.49           3.18%
Year ended 7/31/04                                        (0.60)        $10.40           4.84%
-----------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                       (0.45)        $10.20          (1.01%)
Year ended 12/31/00                                       (0.46)        $10.63           8.99%
1/1/01 to 7/31/01(k)                                      (0.28)        $10.78           4.06%*
Year ended 7/31/02                                        (0.62)        $10.79           6.00%
Year ended 7/31/03                                        (0.43)        $10.64           2.64%
Year ended 7/31/04                                        (0.45)        $10.53           3.27%
-----------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Institutional Shares
Year ended 7/31/00                                        (0.43)        $ 9.88           3.01%
Year ended 7/31/01                                        (0.41)        $10.27           8.28%
Year ended 7/31/02(l)                                     (0.38)        $10.48           5.86%
Year ended 7/31/03                                        (0.37)        $10.39           2.65%
Year ended 7/31/04                                        (0.38)        $10.39           3.66%
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                       (0.41)        $ 9.93           0.67%
Year ended 12/31/00                                       (0.44)        $10.10           6.31%
1/1/01 to 7/31/01(m)                                      (0.25)        $10.25           4.01%*
Year ended 7/31/02                                        (0.43)        $10.39           5.65%
Year ended 7/31/03                                        (0.34)        $10.31           2.70%
Year ended 7/31/04                                        (0.29)        $10.17           1.43%
-----------------------------------------------------------------------------------------------


                                                                              Ratios/Supplemental Data
                                                       ----------------------------------------------------------------------

                                                                      Ratios of                      Ratios of
                                                          Net         Expenses      Ratios of Net    Expenses
                                                        Assets,          to          Investment         to
                                                        End of         Average         Income         Average       Portfolio
                                                        Period           Net         to Average         Net         Turnover
                                                        (000's)        Assets        Net Assets     Assets (a)      Rate (b)
-----------------------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Shares
Year ended 12/31/99                                    $295,017          0.83%          6.25%          0.84%            90%
Year ended 12/31/00                                    $295,093          0.82%          6.51%          0.82%           135%
1/1/01 to 7/31/01(f)                                   $281,795          0.83%**        4.87%**        0.84%**         131%
Year ended 7/31/02                                     $403,677          0.81%          4.74%          0.90%           229%
Year ended 7/31/03                                     $303,450          0.80%          3.86%          0.89%           332%
Year ended 7/31/04                                     $277,706          0.79%          2.75%          0.90%           389%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Institutional Shares
Year ended 12/31/99                                    $843,520          0.77%          5.83%          0.78%            84%
Year ended 12/31/00                                    $714,445          0.76%          6.29%          0.77%           168%
1/1/01 to 7/31/01(g)                                   $663,571          0.78%**        4.52%**        0.78%**         141%
Year ended 7/31/02                                     $799,642          0.77%          4.53%          0.82%           229%
Year ended 7/31/03                                     $772,536          0.76%          3.72%          0.81%           252%
Year ended 7/31/04                                     $676,344          0.76%          3.13%          0.81%           189%
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Institutional Shares
Year ended 12/31/99                                    $172,204          0.75%          5.56%          0.76%            60%
Year ended 12/31/00                                    $169,790          0.73%          6.03%          0.74%            73%
1/1/01 to 7/31/01(h)                                   $233,444          0.74%**        4.48%**        0.75%**          56%
Year ended 7/31/02                                     $304,882          0.74%          4.02%          0.76%           111%
Year ended 7/31/03                                     $490,229          0.74%          2.59%          0.76%            72%
Year ended 7/31/04                                     $495,271          0.74%          1.96%          0.77%            90%
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Institutional Shares
Year ended 7/31/00                                     $ 45,139          0.72%          5.24%          0.94%            46%
Year ended 7/31/01                                     $ 48,770          0.74%          5.20%          0.98%            77%
Year ended 7/31/02(i)                                  $ 50,809          0.87%          4.02%          1.02%           180%
Year ended 7/31/03                                     $ 50,649          0.81%          2.88%          0.92%           304%
Year ended 7/31/04                                     $ 43,820          0.76%          2.35%          0.91%           180%
-----------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                    $122,052          0.82%          4.32%          0.83%           109%
Year ended 12/31/00                                    $135,184          0.78%          4.61%          0.79%           119%
1/1/01 to 7/31/01(j)                                   $125,382          0.79%**        4.21%**        0.81%**          89%
Year ended 7/31/02                                     $104,209          0.79%          4.06%          0.89%            97%
Year ended 7/31/03                                     $ 74,347          0.79%          3.98%          0.93%            21%
Year ended 7/31/04                                     $ 57,638          0.79%          4.05%          0.98%            35%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                    $302,948          0.73%          4.22%          0.74%            63%
Year ended 12/31/00                                    $256,926          0.72%          4.43%          0.73%            59%
1/1/01 to 7/31/01(k)                                   $237,929          0.74%**        4.29%**        0.74%**          36%
Year ended 7/31/02                                     $346,386          0.73%          3.56%          0.83%            86%
Year ended 7/31/03                                     $304,754          0.73%          3.36%          0.83%            85%
Year ended 7/31/04                                     $255,026          0.73%          3.42%          0.84%            84%
-----------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Institutional Shares
Year ended 7/31/00                                     $166,623          0.76%          4.15%          0.80%            26%
Year ended 7/31/01                                     $166,802          0.76%          4.09%          0.82%            26%
Year ended 7/31/02(l)                                  $169,455          0.86%          3.80%          0.91%            28%
Year ended 7/31/03                                     $151,478          0.77%          3.49%          0.85%            20%
Year ended 7/31/04                                     $126,343          0.78%          3.39%          0.86%            15%
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Institutional Shares
Year ended 12/31/99                                    $102,608          0.71%          3.98%          0.72%            14%
Year ended 12/31/00                                    $ 87,926          0.68%          4.17%          0.69%            36%
1/1/01 to 7/31/01(m)                                   $ 80,556          0.69%**        4.00%**        0.71%**          19%
Year ended 7/31/02                                     $ 96,269          0.69%          3.64%          0.78%            25%
Year ended 7/31/03                                     $118,867          0.69%          3.02%          0.77%            12%
Year ended 7/31/04                                     $105,361          0.69%          2.75%          0.78%            21%
-----------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)   The Fund changed its fiscal year end to July 31 from December 31.

(d)   Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced Fund, Institutional Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Institutional Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Institutional Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.97% to 4.52%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Institutional Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.93% to 4.48%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Institutional Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Institutional Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

                                                               Fifth Third Funds
                                                   Notes to Financial Highlights
--------------------------------------------------------------------------------

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Institutional Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.99% to 4.00%. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

^     Amount is less than $0.005 per share.

*     Not annualized.

**    Annualized.

#     Represents income or gains/(losses) from affiliates.

@     Average shares method used in calculation.

Addresses
------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                  Fifth Third Funds
Stock and Bond Mutual Funds                                        3435 Stelzer Road
Asset Allocation Funds                                             Columbus, Ohio 43219
Institutional Shares
------------------------------------------------------------------------------------------------------------

Investment Advisor                                                 Fifth Third Asset Management, Inc.
                                                                   38 Fountain Square Plaza
                                                                   Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                        Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                   1221 Avenue of the Americas
                                                                   New York, New York 10020
------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                        Fort Washington Investment Advisors, Inc.
(High Yield Bond Fund only)                                        420 East Fourth Street
                                                                   Cincinnati, Ohio 45202
------------------------------------------------------------------------------------------------------------

Distributor                                                        Fifth Third Funds Distributor, Inc.
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                            Fifth Third Bank
                                                                   38 Fountain Square Plaza
                                                                   Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                  BISYS Fund Services Limited Partnership
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent and Sub-Accountant          BISYS Fund Services Ohio, Inc.
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm                      PricewaterhouseCoopers LLP
                                                                   100 East Broad Street
                                                                   Suite 2100
                                                                   Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*

--------------------------------------------------------------------------------

              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.


      o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.


                                       Investment Company Act file no. 811-5669.

                            [LOGO] Fifth Third Funds

Logo: FIFTH THIRD FUNDS


EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS
PREFERRED SHARES


Prospectus

November 29, 2005


--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
PREFERRED SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS
Equity Index Fund ..........................................  2
Institutional Money Market Fund ............................  3
Institutional Government Money Market Fund .................  4
U.S. Treasury Money Market Fund ............................  5
Municipal Money Market Fund ................................  6

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .................................................  7
Expense Examples ...........................................  7

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS ........  8
Investment Practices .......................................  9
Investment Risks ........................................... 15

FUND MANAGEMENT
Investment Advisor ......................................... 16
Portfolio Managers - Equity Index Fund ..................... 17
Portfolio Holdings ......................................... 17

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 18
Abusive Trading Practices .................................. 18
Purchasing and Adding To Your Shares ....................... 19
Selling Your Shares ........................................ 20
Exchanging Your Shares ..................................... 21
Dividends and Capital Gains ................................ 21
Taxation ................................................... 22
Additional Information about the Funds ..................... 23

FINANCIAL HIGHLIGHTS ....................................... 24

BACK COVER
Where to learn more about Fifth Third Funds

                                                               FIFTH THIRD FUNDS
                                                               EQUITY INDEX FUND
                                         INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                                                PREFERRED SHARES

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund and each of the Fifth Third Institutional Money Market Mutual Funds (each, a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND
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CORE STYLE


FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund. Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimizing cash drag on performance.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P
500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES1
BAR CHART:
1995                     36.19%
96                       22.09%
97                       32.36%
98                       28.07%
99                       20.37%
00                       -9.45%
01                      -12.36%
02                      -22.49%
03                       27.94%
04                       10.44%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 1998              21.21%
Worst quarter:                Q3 2002             -17.37%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)1

--------------------------------------------------------------------------------
                                Inception       Past      Past       Past
                                  Date          Year     5 Years   10 Years
--------------------------------------------------------------------------------
                                11/2/92
Preferred Shares
  Return Before Taxes                           10.44%    -2.75%     11.44%
  Return After Taxes
    on Distributions2                           10.16%    -3.13%     10.29%
  Return After Taxes on Distributions
    and Sale of Fund Shares2                     7.13%    -2.49%      9.48%
--------------------------------------------------------------------------------
S&P 500 Index(R)* (reflects no deduction
  for fees, expenses or taxes)                  10.87%    -2.30%     12.07%
--------------------------------------------------------------------------------

____________________
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund. The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.


1 Prior to October 20, 2003, the quoted performance of the Preferred shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Preferred shares. Preferred shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

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FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.


PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      1.11%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.41%
Worst quarter:                Q2 2004               0.20%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                                    10/20/03            1.11%            1.06%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

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FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      1.04%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.40%
Worst quarter:                Q2 2004               0.18%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                                    10/20/03            1.04%            0.99%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      0.96%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2004               0.37%
  Worst quarter:                Q2 2004               0.16%
  Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                                    10/20/03            0.96%            0.91%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------

BAR CHART:
2004                      0.71%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.28%
Worst quarter:                Q2 2004               0.13%
Year to Date Return (1/1/05 to 9/30/05):              --%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                                    10/20/03            0.71%            0.69%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2005 or estimated amounts for the current fiscal year.


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                                                EQUITY INDEX FUND AND
SHAREHOLDER FEES                                                           MONEY MARKET FUNDS - FEE TABLE
(FEES PAID DIRECTLY FROM YOUR INVESTMENTS)                                        PREFERRED SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    FIFTH THIRD
                                                                     FIFTH THIRD   INSTITUTIONAL
                                                       FIFTH THIRD  INSTITUTIONAL    GOVERNMENT    FIFTH THIRD U.S.    FIFTH THIRD
                                                      EQUITY INDEX   MONEY MARKET   MONEY MARKET   TREASURY MONEY    MUNICIPAL MONEY
                                                          FUND           FUND           FUND         MARKET FUND       MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES          None           None           None            None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                   None           None           None            None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                               None           None           None            None            None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                           0.30%          0.40%          0.40%           0.40%           0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                 None           None           None            None            None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                           0.46%          0.40%          0.41%           0.40%           0.45%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.76%          0.80%          0.81%           0.80%           0.95%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                  0.42%          0.44%          0.45%           0.44%           0.42%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              0.34%          0.36%          0.36%           0.36%           0.53%
------------------------------------------------------------------------------------------------------------------------------------


1 Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Equity Index Fund to 0.34%, for the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund to 0.36% and for the Municipal Money Market Fund to 0.53%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 26 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

FIFTH THIRD EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $35            $201             $381            $903
------------------------------------------------------------------------------------------------------------------------------------

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $37            $211             $401            $949
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $37            $214             $405            $960
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $37            $211             $401            $949
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $54            $261             $484           $1,128
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.


The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.


The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                              Delayed                                Non-U.S.
                                                                            Delivery/                    Foreign      Traded
                                        Asset-Backed  Common   Convertible      When-                   Currency     Foreign
                                          Securities   Stock    Securities    Issueds  Derivatives  Transactions  Securities
FIFTH THIRD FUNDS
------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                         X                        X            X
------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money
   Market Fund                                    X                                X             X
------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X                                X             X
------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                       X                                X             X
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                  X
------------------------------------------------------------------------------------------------------------------------------
                                        .             High-Yield/
                                          Guaranteed   High-Risk/              Investment  Investment
                                          Investment         Debt    Illiquid     Company       Grade
                                           Contracts   Securities  securities  Securities       Bonds
FIFTH THIRD FUNDS
-----------------------------------------------------------------------------------------------------
EQUITY FUNDS
-----------------------------------------------------------------------------------------------------
Equity Index Fund                                                          X           X
-----------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------
Institutional Government Money
   Market Fund                                    X                        X           X            X
-----------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X                        X           X            X
-----------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                                X           X            X
-----------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                        X
-----------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                                   Real
                                                                                                                 Estate
                                                         Money   Mortgage-  Mortgage                         Investment
                                             Loan       Market      Backed    Dollar   Municipal  Preferred      Trusts  Restricted
                                   Participations  Instruments  Securities     Rolls  Securities     Stocks     (REITs)  Securities
FIFTH THIRD FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                           X                                                                    X
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money
   Market Fund                                 X            X           X                      X                                 X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                X            X           X                      X                                 X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                    X            X           X                      X                                 X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                             X                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Small
                                                     U.S.                            and                     U.S.
                                      Reverse      Traded               Short-     Micro               Government         U.S.
                                   Repurchase     Foreign  Securities     Term       Cap     Stripped      Agency     Treasury
                                   Agreements  Securities     Lending  Trading  Equities  Obligations  Securities  Obligations
FIFTH THIRD FUNDS
-------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                          X           X           X        X         X            X           X            X
-------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money
   Market Fund                             X           X           X        X                      X           X            X
-------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund            X           X           X        X                      X           X            X
-------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                X                       X        X                      X           X            X
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                             X                      X           X            X
-------------------------------------------------------------------------------------------------------------------------------
                                       Variable
                                            and                  Zero-
                                       Floating                 Coupon
                                           Rate                   Debt
                                    Instruments  Warrants  Obligations
FIFTH THIRD FUNDS
----------------------------------------------------------------------
EQUITY FUNDS
----------------------------------------------------------------------
Equity Index Fund                            X          X           X
----------------------------------------------------------------------

MONEY MARKET FUNDS
----------------------------------------------------------------------
Institutional Government Money
   Market Fund                               X                      X
----------------------------------------------------------------------
Institutional Money Market Fund              X                      X
----------------------------------------------------------------------
Municipal Money Market Fund                  X                      X
----------------------------------------------------------------------
U.S. Treasury Money Market Fund                                     X
----------------------------------------------------------------------



                                  10-11 SPREAD

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

               CANADA BONDS: Issued by Canadian provinces.

               SOVEREIGN BONDS: Issued by the government of a foreign country.

               SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/high-risk/debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). ishares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the S&P Small Cap 600 Index(R) (whose market capitalization range is generally between $23 million and $2.6 billion).

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." -Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk:
American depository receipts (ADRs), foreign currency transactions, foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.


The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse purchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, foreign securities, forward commitments, futures and

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse purchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

FUND MANAGEMENT
--------------------------------------------------------------------------------


Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of _________, Fifth Third Asset Management, Inc. had approximately $__ billion of assets under management, including approximately $__ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2005 are as follows:

                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS

Fifth Third Equity Index Fund                                     0.14%
Fifth Third Institutional Money Market Fund                       0.10%
Fifth Third Institutional Government Money Market Fund            0.14%
Fifth Third U.S. Treasury Money Market Fund                       0.13%
Fifth Third Municipal Money Market Fund                           0.22%

PORTFOLIO MANAGERS - EQUITY INDEX FUND
--------------------------------------------------------------------------------

Mark Koenig has been the co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999-2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995-1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.


PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING EQUITY INDEX FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.


The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------


In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Funds must be received by the Funds or its transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-12 noon.


Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.


SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:


         o   minimum investment requirements
         o   exchange policies
         o   cutoff time for investments
         o   redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of a Fund is $500,000. Subsequent investments must be in amounts of at least $50.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

As a result, the Funds must obtain the following information for each person that opens a new account:

         o   Name;
         o   Date of birth (for individuals);
         o Residential or business street address (although post office boxes are still permitted for mailing); and
         o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.


SHAREHOLDER SERVICING FEE


Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.


DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption by a money market fund will result in such a taxable gain or loss.

TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. For federal income tax purposes, dividends and distributions of short-term capital gains are generally taxable as ordinary income. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "privacy activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt interest dividends earned by a corporation may be subject to the alternative minimum tax.


If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.


STATE AND LOCAL TAXES


Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS
--------------------------------------------------------------------------------


Capital gain dividends will not be subject to withholding. In general, dividends other than capital gain dividends paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of
(i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005. The Fund has not determined whether it will make such designations.


This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Equity Index Fund may invest in exchange-traded funds, such as iShares Trust and iShares(R), Inc.
("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest up to 25% of its assets in iShares(R) and may invest its assets in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.


ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by _________________. _________________ report, along with the
Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  NET REALIZED
                                        NET ASSET               AND UNREALIZED           LESS
                                           VALUE,          NET          GAINS/  DISTRIBUTIONS
                                        BEGINNING   INVESTMENT   (LOSSES) FROM             TO
                                        OF PERIOD       INCOME     INVESTMENTS   SHAREHOLDERS
----------------------------------------------------------------------------------------------

EQUITY INDEX FUND PREFERRED SHARES

----------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 7/31/04                      $1.00         0.01              --^         (0.01)
----------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                      $1.00         0.01              --^         (0.01)
----------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
  FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                      $1.00         0.01              --^         (0.01)
----------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 7/31/04                      $1.00           --^             --^            --^
----------------------------------------------------------------------------------------------

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                   RATIOS/SUPPLEMENTAL DATA
                                                                  -------------------------------------------------------
                                                                              RATIOS OF      RATIOS OF        RATIO OF
                                                                         NET   EXPENSES            NET        EXPENSES
                                         NET ASSET                   ASSETS,         TO     INVESTMENT              TO
                                            VALUE,                    END OF    AVERAGE         INCOME         AVERAGE
                                            END OF     TOTAL          PERIOD        NET     TO AVERAGE             NET
                                            PERIOD    RETURN         (000'S)     ASSETS     NET ASSETS      ASSETS (a)
-------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND PREFERRED SHARES
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 7/31/04                       $1.00      0.65%*    $   27,206       0.37%**       0.85%**          0.80%**
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                       $1.00      0.59%*    $  276,373       0.37%**       0.75%**          0.82%**
-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
  FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                       $1.00      0.54%*    $1,102,963       0.37%**       0.69%**          0.80%**
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(b) to 7/31/04                       $1.00      0.42%*    $      637       0.53%**       0.55%**          0.98%**
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations.
^    Amount is less than $0.005.
*    Not annualized.
**   Annualized.


                                  26-27 SPREAD

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               3435 Stelzer Road
Institutional Money Market Mutual Funds                                         Columbus, Ohio 43219
Preferred Shares
----------------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
----------------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
----------------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent and Sub-Accountant                       BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
----------------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm                                   PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
----------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------



           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.


     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



                             Logo: Fifth Third Funds

                                       Investment Company Act file no. 811-5669.

LOGO: FIFTH THIRD FUNDS


EQUITY INDEX FUND

INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS
SELECT SHARES

Prospectus

November 29, 2005



The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
SELECT SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS

Equity Index Fund .........................................   2
Institutional Money Market Fund ...........................   4
Institutional Government Money Market Fund ................   5
U.S. Treasury Money Market Fund ...........................   6
Municipal Money Market Fund ...............................   7

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................   8
Expense Examples ..........................................   8

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Investment Practices ......................................   9
Investment Risks ..........................................  15

FUND MANAGEMENT
Investment Advisor ........................................  16
Portfolio Managers - Equity Index Fund ....................  17
Portfolio Holdings ........................................  18

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  18
Abusive Trading Practices .................................  18
Purchasing and Adding to Your Shares ......................  19
Selling Your Shares .......................................  20
Exchanging Your Shares ....................................  21
Dividends and Capital Gains ...............................  22
Taxation ..................................................  22
Additional Information about the Funds ....................  23

FINANCIAL HIGHLIGHTS ......................................  24

BACK COVER
Where to learn more about Fifth Third Funds

                                                               FIFTH THIRD FUNDS
                                                               EQUITY INDEX FUND
                                         INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                                                   SELECT SHARES


OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund and each of the Fifth Third Institutional Money Market Mutual Funds (each, a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

CORE STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES1
--------------------------------------------------------------------------------
BAR CHART:
1995                     36.20%
96                       22.17%
97                       32.45%
98                       28.16%
99                       20.46%
00                       -9.39%
01                      -12.30%
02                      -22.43%
03                       28.03%
04                       10.55%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 1998              21.23%
Worst quarter:                Q3 2002             -17.36%
Year to Date Return (1/1/05 to 9/30/05):              --%

--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

1 Prior to October 20, 2003, the quoted performance of the Select shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Select shares. Select shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)1
-----------------------------------------------------------------------------------------------------------------
                                                 INCEPTION           PAST             PAST              PAST
                                                   DATE              YEAR            5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------
SELECT SHARES                                     11/2/92
  Return Before Taxes                                                10.55%         -2.68%              11.51%
  Return After Taxes on Distributions2                               10.26%         -3.06%              10.36%
  Return After Taxes on Distributions and
    Sale of Fund Shares2                                              7.22%         -2.42%               9.55%
-----------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)               10.87%          -2.30%             12.07%
-----------------------------------------------------------------------------------------------------------------

--------------------
1 Prior to October 20, 2003, the quoted performance of the Select shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Select shares. Select shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.


PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      1.18%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.43%
Worst quarter:                Q2 2004               0.22%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                                       10/20/03            1.18%            1.13%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------

BAR CHART:
2004                      1.11%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.41%
Worst quarter:                Q2 2004               0.20%
Year to Date Return (1/1/05 to 9/30/05):               --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                                       10/20/03            1.11%            1.06%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      1.03%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.39%
Worst quarter:                Q2 2004               0.18%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                                       10/20/03            1.03%            0.98%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------

BAR CHART:
2004                      0.78%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.30%
Worst quarter:                Q1 2004               0.14%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                                       10/20/03            0.78%            0.76%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2005 or estimated amounts for the current fiscal year.


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                                                     EQUITY INDEX FUND AND
SHAREHOLDER FEES                                                                 MONEY MARKET FUNDS--FEE TABLE
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                SELECT SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL
                                                FIFTH THIRD    INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                EQUITY INDEX    MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                    FUND            FUND            FUND          MARKET FUND     MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None            None             None            None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     0.30%           0.40%           0.40%            0.40%           0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                           None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                     0.39%          0.33%           0.34%            0.33%           0.38%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                0.69%          0.73%           0.74%            0.73%           0.88%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2            0.42%          0.44%           0.45%            0.44%           0.42%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                        0.27%          0.29%           0.29%            0.29%           0.46%
------------------------------------------------------------------------------------------------------------------------------------


1 Select class shareholders pay a shareholder servicing fee of up to 0.08% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Equity Index Fund to 0.27%, for the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund to 0.29% and for the Municipal Money Market Fund to 0.46%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 26 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                    $28             $178             $343            $819
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                    $30             $189             $363            $865
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                    $30             $191             $367            $876
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                    $30             $189             $363            $865
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                    $47             $239             $446          $1,046
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.


The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                              Delayed                                Non-U.S.
                                                                            Delivery/                    Foreign      Traded
                                        Asset-Backed  Common   Convertible      When-                   Currency     Foreign
                                          Securities   Stock    Securities    Issueds  Derivatives  Transactions  Securities
FIFTH THIRD FUNDS
------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                         X                        X            X
------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund        X                                X            X
------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X                                X            X
------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                       X                                X            X
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                 x
------------------------------------------------------------------------------------------------------------------------------
                                                         High-Yield/
                                             Guaranteed   High-Risk/              Investment  Investment
                                             Investment         Debt    Illiquid     Company       Grade
                                              Contracts   Securities  securities  Securities       Bonds
FIFTH THIRD FUNDS
--------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
--------------------------------------------------------------------------------------------------------
EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
Equity Index Fund                                                             X           X
--------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund           X                        X           X           X
--------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                      X                        X           X           X
--------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                                   X           X           X
--------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                           X
--------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                                    Real
                                                                                                                  Estate
                                                          Money   Mortgage-  Mortgage                         Investment
                                              Loan       Market      Backed    Dollar   Municipal  Preferred      Trusts  Restricted
                                    Participations  Instruments  Securities     Rolls  Securities     Stocks     (REITs)  Securities
FIFTH THIRD FUNDS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                            X                                                                    X
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government
   Money Market Fund                            X            X           X                      X                                 X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                 X            X           X                      X                                 X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                     X            X           X                      X                                 X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                              X                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Small
                                                          U.S.                            and                     U.S.
                                           Reverse      Traded               Short-     Micro               Government         U.S.
                                        Repurchase     Foreign  Securities     Term       Cap     Stripped      Agency     Treasury
                                        Agreements  Securities     Lending  Trading  Equities  Obligations  Securities  Obligations
FIFTH THIRD FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                               X           X           X        X         X            X            X           X
-----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Government
   Money Market Fund                            X           X           X        X                      X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                 X           X           X        X                      X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                     X                       X        X                      X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                  X                      X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
                                            Variable
                                                 and                  Zero-
                                            Floating                 Coupon
                                                Rate                   Debt
                                         Instruments  Warrants  Obligations
FIFTH THIRD FUNDS
---------------------------------------------------------------------------
FIFTH THIRD FUNDS
---------------------------------------------------------------------------
EQUITY FUNDS
---------------------------------------------------------------------------
Equity Index Fund                                 X          X           X
---------------------------------------------------------------------------

MONEY MARKET FUNDS
---------------------------------------------------------------------------
Institutional Government
   Money Market Fund                              X                      X
---------------------------------------------------------------------------
Institutional Money Market Fund                   X                      X
---------------------------------------------------------------------------
Municipal Money Market Fund                       X                      X
---------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                          X
---------------------------------------------------------------------------



                                  10-11 SPREAD

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

               CANADA BONDS: Issued by Canadian provinces.

               SOVEREIGN BONDS: Issued by the government of a foreign country.

               SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/high-risk/debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). ishares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the S&P Small Cap 600 Index(R) (whose market capitalization range is generally between $23 million and $2.6 billion).

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S.
dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk: American depository receipts (ADRs), foreign currency transactions, foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.


The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse purchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

options, certificates of deposit, closed-end funds, commercial paper, derivatives, foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse purchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for

FUND MANAGEMENT
--------------------------------------------------------------------------------


institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of ___________, Fifth Third Asset Management, Inc. had approximately $__ billion of assets under management, including approximately $__ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Fund's for the fiscal year ended July 31, 2005 are as follows:


                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS

Fifth Third Equity Index Fund                                       0.14%
Fifth Third Institutional Money Market Fund                         0.10%
Fifth Third Institutional Government Money Market Fund              0.14%
Fifth Third U.S. Treasury Money Market Fund                         0.13%
Fifth Third Municipal Money Market Fund                             0.22%

PORTFOLIO MANAGERS - EQUITY INDEX FUND
--------------------------------------------------------------------------------

Mark Koenig has been the co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

FUND MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


PRICING EQUITY INDEX FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.


The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Funds must be received by the Funds or its transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--4 p.m.; Fifth Third Municipal Money Market Fund--12 noon.

Select shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Select shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

     o    minimum investment requirements
     o    exchange policies
     o    cutoff time for investments
     o    redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS


The minimum initial investment in Select shares of a Fund is $1,000,000. Subsequent investments must be in amounts of at least $50.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. Money Orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.


REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.


The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.


All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SHAREHOLDER SERVICING FEE
--------------------------------------------------------------------------------

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Select shares pay a (non 12b-1) shareholder servicing fee of up to 0.08% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.


Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange, or redemption of Fund Shares may result in a taxable gain or loss to the Shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption by a money market fund will result in such a taxable gain or loss.


TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. For federal income tax purposes, dividends and distributions of short-term capital gains are generally taxable as ordinary income. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt interest dividends earned by a corporation may be subject to the alternative minimum tax.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any derived from taxable interest income will be taxable to shareholders as ordinary income.


The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS


Capital gain dividends will not be subject to withholding. In general, dividends other than capital gain dividends paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of
(i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005. The Fund has not determined whether it will make such designations.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Equity Index Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest up to 25% of its assets in iShares(R) and may invest its assets in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

     *iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS


The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by _________________. _________________ report, along with the
Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                          NET REALIZED
                               NET ASSET                AND UNREALIZED             LESS
                                  VALUE,          NET           GAINS/    DISTRIBUTIONS
                               BEGINNING   INVESTMENT    (LOSSES) FROM               TO
                               OF PERIOD       INCOME      INVESTMENTS     SHAREHOLDERS
----------------------------------------------------------------------------------------

EQUITY INDEX FUND SELECT SHARES
10/20/03 (c) to 7/31/04
----------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET
  FUND SELECT SHARES
10/20/03(b) to 7/31/04             $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04             $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
  FUND SELECT SHARES
10/20/03(b) to 7/31/04             $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
  FUND SELECT SHARES
10/20/03(b) to 7/31/04             $1.00           --^              --^              --^
----------------------------------------------------------------------------------------

                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
----------------------------------------------------------------------------------------
                                                                          RATIOS/SUPPLEMENTAL DATA
                                                            -------------------------------------------------------
                                                                        RATIOS OF      RATIOS OF       RATIO OF
                                                                 NET     EXPENSES            NET       EXPENSES
                                     NET ASSET               ASSETS,           TO     INVESTMENT             TO
                                        VALUE,                END OF      AVERAGE         INCOME        AVERAGE
                                        END OF      TOTAL     PERIOD          NET     TO AVERAGE            NET
                                        PERIOD     RETURN     (000'S)      ASSETS     NET ASSETS      ASSETS (a)
-------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (c) to 7/31/04
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
  FUND SELECT SHARES
10/20/03(b) to 7/31/04                   $1.00      0.70%*  $ 13,267         0.30%**       0.92%**          0.73%**
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                   $1.00      0.65%*  $  5,202         0.30%**       0.82%**          0.75%**
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
  FUND SELECT SHARES
10/20/03(b) to 7/31/04                   $1.00      0.59%*  $ 93,233         0.30%**       0.76%**          0.73%**
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
  FUND SELECT SHARES
10/20/03(b) to 7/31/04                   $1.00      0.47%*  $    863         0.46%**       0.62%**          0.91%**
-------------------------------------------------------------------------------------------------------------------

Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations.
^    Amount is less than $0.005.
*    Not annualized.
**   Annualized.


                                  26-27 SPREAD

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               3435 Stelzer Road
Institutional Money Market Mutual Funds                                         Columbus, Ohio 43219
Select Shares
-------------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent and Sub-Accountant                       BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm                                   PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.


     o At no charge on the EDGARDatabase on the Commission's Website at http://www.sec.gov.




                             Logo:Fifth Third Funds



                                       Investment Company Act file no. 811-5669.

LOGO: FIFTH THIRD FUNDS


EQUITY INDEX FUND

INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS
TRUST SHARES

Prospectus

November 29, 2005



The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
TRUST SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------


This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS
Equity Index Fund .........................................   2
Institutional Money Market Fund ...........................   3
Institutional Government Money Market Fund ................   4
U.S. Treasury Money Market Fund ...........................   5
Municipal Money Market Fund ...............................   6

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................   7
Expense Examples ..........................................   7

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS .......   8
Investment Practices ......................................   9
Investment Risks ..........................................  15

FUND MANAGEMENT
Investment Advisor ........................................  17
Portfolio Managers - Equity Index Fund ....................  18
Portfolio Holdings ........................................  18

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  18
Abusive Trading Practices .................................  19
Purchasing and Adding to Your Shares ......................  19
Selling Your Shares .......................................  21
Exchanging Your Shares ....................................  21
Dividends and Capital Gains ...............................  22
Taxation ..................................................  22
Additional Information about the Funds ....................  24

FINANCIAL HIGHLIGHTS ......................................  24


BACK COVER
Where to learn more about Fifth Third Funds

                                                               FIFTH THIRD FUNDS
                                                               EQUITY INDEX FUND
                                         INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                                                    TRUST SHARES

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund and each of the Fifth Third Institutional Money Market Mutual Funds (each, a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

Core Style


FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund. Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P
500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES1
--------------------------------------------------------------------------------
BAR CHART:
1995                     36.05%
96                       21.96%
97                       32.23%
98                       27.94%
99                       20.25%
00                       -9.54%
01                      -12.45%
02                      -22.56%
03                       27.82%
04                       10.36%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 1998              21.18%
Worst quarter:                Q3 2002             -17.39%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended
December 31, 2004)1
                      Inception         Past           Past         Past
                         Date           Year          5 Years     10 Years
--------------------------------------------------------------------------------
Trust Shares            11/2/92
  Return Before Taxes                   10.36%        -2.85%       11.33%
  Return After Taxes
   on Distributions2                    10.09%        -3.22%       10.19%
  Return After Taxes on
   Distributions and
   Sale of Fund Shares2                  7.06%        -2.56%        9.38%
--------------------------------------------------------------------------------
S&P 500 Index(R)*
  (reflects no deduction for
  fees, expenses or taxes               10.87%        -2.30%       12.07%
--------------------------------------------------------------------------------

--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

1 Prior to October 20, 2003 the quoted performance of Trust shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Trust Shares. Trust Shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.


PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      1.01%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.39%
Worst quarter:                Q2 2004               0.18%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                        10/20/03            1.01%            0.96%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      0.93%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.37%
Worst quarter:                Q1 2004               0.15%
Year to Date Return (1/1/05 to 9/30/05):               --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                        10/20/03            0.93%            0.89%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      0.93%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.34%
Worst quarter:                Q2 2004               0.14%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                        10/20/03            0.85%            0.81%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

Money Market

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      0.61%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.26%
Worst quarter:                Q1 2004               0.10%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                        10/20/03            0.61%            0.59%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2005 or estimated amounts for the current fiscal year.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                                                                     EQUITY INDEX FUND AND
                                                                                MONEY MARKET FUNDS - FEE TABLE
SHAREHOLDER FEES (FEES PAID DIRECTLY TO YOUR INVESTMENT)                                 TRUST SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  FIFTH THIRD
                                                                FIFTH THIRD      INSTITUTIONAL
                                                 FIFTH THIRD   INSTITUTIONAL      GOVERNMENT     FIFTH THIRD U.S.    FIFTH THIRD
                                                EQUITY INDEX    MONEY MARKET     MONEY MARKET     TREASURY MONEY   MUNICIPAL MONEY
                                                    FUND            FUND             FUND           MARKET FUND      MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    None            None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None            None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None            None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     0.30%          0.40%            0.40%             0.40%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                           None            None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                     0.56%          0.50%            0.51%             0.50%            0.55%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                0.86%          0.90%            0.91%             0.90%            1.05%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2            0.42%          0.44%            0.45%             0.44%            0.42%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                        0.44%          0.46%            0.46%             0.46%            0.63%
------------------------------------------------------------------------------------------------------------------------------------


1 Trust class shareholders pay a shareholder servicing fee of up to 0.25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Equity Index Fund to 0.44%, for the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund to 0.46% and for the Municipal Money Market Fund to 0.63%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 26 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                     $45             $232             $436           $1,022
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                     $47             $243             $455           $1,067
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                     $47             $245             $460           $1,078
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                     $47             $243             $455           $1,067
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                     $64             $292             $539           $1,245
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------



The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.


The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.


The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                              Delayed                               Non-U.S.
                                                                            Delivery/                    Foreign      Traded
                                        Asset-Backed  Common   Convertible      When-                   Currency     Foreign
                                          Securities   Stock    Securities    Issueds  Derivatives  Transactions  Securities
FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                         X                        X            X
----------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund        X                                X            X
----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X                                X            X
----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                       X                                X            X
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                 X
----------------------------------------------------------------------------------------------------------------------------
                                                        High-Yield/
                                            Guaranteed   High-Risk/              Investment  Investment
                                            Investment         Debt    Illiquid     Company       Grade
                                             Contracts   Securities  securities  Securities       Bonds
FIFTH THIRD FUNDS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
EQUITY FUNDS
-------------------------------------------------------------------------------------------------------
Equity Index Fund                                                            X           X
-------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund          X                        X           X           X
-------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X                        X           X           X
-------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                                  X           X           X
-------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                          X
-------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                                        Real
                                                                                                                      Estate
                                                              Money   Mortgage-  Mortgage                         Investment
                                                  Loan       Market      Backed    Dollar   Municipal  Preferred      Trusts
                                        Participations  Instruments  Securities     Rolls  Securities     Stocks     (REITs)
FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                X
----------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund          X            X            X                    X
----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X            X            X                    X
----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                         X            X            X                    X
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                  X
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         Small
                                                                           U.S.                            and
                                                            Reverse      Traded               Short-     Micro
                                             Restricted  Repurchase     Foreign  Securities     Term       Cap     Stripped
                                             Securities  Agreements  Securities     Lending  Trading  Equities  Obligations
FIFTH THIRD FUNDS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                    X           X           X           X        X         X            X
---------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund           X           X           X           X        X                      X
---------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                      X           X           X           X        X                      X
---------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                          X           X                       X        X                      X
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                      X                                            X                      X
---------------------------------------------------------------------------------------------------------------------------
                                                                           Variable
                                                     U.S.                       and                  Zero-
                                               Government         U.S.     Floating                 Coupon
                                                   Agency     Treasury         Rate                   Debt
                                               Securities  Obligations  Instruments  Warrants  Obligations
FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EQUITY FUNDS
----------------------------------------------------------------------------------------------------------
Equity Index Fund                                      X            X            X          X           X
----------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund             X            X            X                      X
----------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                        X            X            X                      X
----------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                            X            X            X                      X
----------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                        X            X                                   X
----------------------------------------------------------------------------------------------------------


                                  10-11 SPREAD

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

               CANADA BONDS: Issued by Canadian provinces.

               SOVEREIGN BONDS: Issued by the government of a foreign country.

               SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/high-risk/debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). ishares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the S&P Small Cap 600 Index(R) (whose market capitalization range is generally between $23 million and $2.6 billion).

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk:
American depository receipts (ADRs), foreign currency transactions, foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.


The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse purchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------



LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse purchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of _________, Fifth Third Asset Management, Inc. had approximately $__ billion of assets under management, including approximately $__ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Fund's for the fiscal year ended July 31, 2005 are as follows:

                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS

Fifth Third Equity Index Fund                                    0.14%
Fifth Third Institutional Money Market Fund                      0.10%
Fifth Third Institutional Government Money Market Fund           0.14%
Fifth Third U.S. Treasury Money Market Fund                      0.13%
Fifth Third Municipal Money Market Fund                          0.22%

FUND MANAGEMENT
--------------------------------------------------------------------------------


PORTFOLIO MANAGERS - EQUITY INDEX FUND
--------------------------------------------------------------------------------

Mark Koenig has been the co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING EQUITY INDEX FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Funds must be received by the Funds or its transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-12 noon.

Trust shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Trust shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER CONTACT INFORMATION


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

     o    minimum investment requirements
     o    exchange policies
     o    cutoff time for investments
     o    redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust Shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). Subsequent investments must be in amounts of at least $50.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. Money Orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND


If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS


If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.


In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Trust shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.


DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange or redemption by a money market fund will result in such a taxable gain or loss.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. For federal income tax purposes, dividends and distributions of short-term capital gains are generally taxable as ordinary income. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.


If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.


Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS


Capital gain dividends will not be subject to withholding. In general, dividends other than capital gain dividends paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of
(i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005. The Fund has not determined whether it will make such designations.


This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Equity Index Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest up to 25% of its assets in iShares(R) and may invest its assets in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by _________________. _________________ report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                          NET REALIZED
                               NET ASSET                AND UNREALIZED             LESS
                                  VALUE,          NET           GAINS/    DISTRIBUTIONS
                               BEGINNING   INVESTMENT    (LOSSES) FROM               TO
                               OF PERIOD       INCOME      INVESTMENTS     SHAREHOLDERS
----------------------------------------------------------------------------------------

EQUITY INDEX FUND TRUST SHARES
10/20/03(b) to 7/31/04
----------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04             $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04             $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04             $1.00           --^              --^              --^
----------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04             $1.00           --^              --^              --^
----------------------------------------------------------------------------------------

                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                         RATIOS/SUPPLEMENTAL DATA
                                                           -------------------------------------------------------
                                                                        RATIOS OF      RATIOS OF       RATIO OF
                                                                 NET     EXPENSES            NET       EXPENSES
                                    NET ASSET                ASSETS,           TO     INVESTMENT             TO
                                       VALUE,                 END OF      AVERAGE         INCOME        AVERAGE
                                       END OF      TOTAL      PERIOD          NET     TO AVERAGE            NET
                                       PERIOD     RETURN      (000'S)      ASSETS     NET ASSETS      ASSETS (a)
------------------------------------------------------------------------------------------------------------------

EQUITY INDEX FUND TRUST SHARES
10/20/03(b) to 7/31/04
------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04                  $1.00       0.57%*   $17,591         0.47%**        0.75%**        0.90%**
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                  $1.00       0.51%*  $ 70,270         0.47%**        0.66%**        0.92%**
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04                  $1.00       0.46%*  $165,402         0.47%**        0.58%**        0.90%**
------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                  $1.00       0.34%*  $    244         0.63%**        0.44%**        1.06%**
------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations.
^    Amount is less than $0.005.
*    Not annualized.
**   Annualized.

                                  26-27 SPREAD

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------



Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               3435 Stelzer Road
Institutional Money Market Mutual Funds                                         Columbus, Ohio 43219
Trust Shares
----------------------------------------------------------------------------------------------------------------------------



Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
----------------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
----------------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent and Sub-Accountant                       BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
----------------------------------------------------------------------------------------------------------------------------



Independent Registered                                                          PricewaterhouseCoopers LLP
Public Accounting Firm                                                          100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
----------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------


           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.


     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



                            Logo: Fifth Third Funds


                                       Investment Company Act file no. 811-5669.

LOGO: FIFTH THIRD FUNDS

MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES



Prospectus

November 29, 2005



The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS
Prime Money Market Fund ...................................   2
Government Money Market Fund ..............................   3
Michigan Municipal Money Market Fund ......................   4

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................   5
Expense Examples ..........................................   6


ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS
Investment Practices ......................................   7
Investment Risks ..........................................  13

FUND MANAGEMENT
Investment Advisor ........................................  14
Portfolio Holdings ........................................  15

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  15
Abusive Trading Practices .................................  16
Purchasing and Adding to Your Shares ......................  16
Selling Your Shares .......................................  18
Exchanging Your Shares ....................................  18
Dividends and Capital Gains ...............................  19
Taxation ..................................................  19
Additional Information about the Funds ....................  21

FINANCIAL HIGHLIGHTS ......................................  21


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------


This section provides important information about each of the money market funds (each, a "Fund" and, collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


All funds are managed by Fifth Third Asset Management, Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be domestic or foreign corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

BAR CHART:
1995                      5.60%
96                        5.04%
97                        5.21%
98                        5.13%
99                        4.79%
00                        6.06%
01                        3.84%
02                        1.45%
03                        0.74%
04                        0.94%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2000               1.57%
Worst quarter:                Q4 2003               0.15%

Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                6/14/89           0.94%             2.59%            3.86%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE HIGH current income consistent with stability of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
BAR CHART:
1995                      5.51%
96                        4.96%
97                        5.10%
98                        4.98%
99                        4.61%
00                        5.86%
01                        3.68%
02                        1.27%
03                        0.58%
04                        0.77%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2000               1.53%
Worst quarter:                Q1 2004               0.10%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                7/10/91           0.77%             2.41%            3.71%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.

PRINCIPAL INVESTMENT STRATEGIES The Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. The securities will have short-term debt ratings in the two highest rating categories of at least two Rating Agencies or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------
BAR CHART:
1995                      3.50%
96                        3.11%
97                        3.31%
98                        3.06%
99                        2.86%
00                        3.73%
01                        2.47%
02                        1.12%
03                        0.67%
04                        0.78%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2000               0.98%
Worst quarter:                Q4 2003               0.13%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)1
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                6/3/91            0.78%             1.75%            2.45%
------------------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2005 or estimated amounts for the current fiscal year.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                            MONEY MARKET FUNDS--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------

                                                                           FIFTH THIRD      FIFTH THIRD       FIFTH THIRD
                                                                           PRIME MONEY      GOVERNMENT    MICHIGAN MUNICIPAL
                                                                             MARKET        MONEY MARKET      MONEY MARKET
                                                                              FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
    ON PURCHASES                                                              None             None              None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
   ON REINVESTED DIVIDENDS                                                    None             None              None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                   None             None              None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                               0.40%            0.40%             0.40%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                     None             None              None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                0.26%            0.27%             0.27%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          0.66%            0.67%1            0.67%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                                       0.12%2             --              0.13%2
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  0.54%              --              0.54%
------------------------------------------------------------------------------------------------------------------------------------

1 The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Government Money Market Fund to 0.58%. This waiver and/or expense reimbursement may be discontinued at any time.

2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2005 to limit total annual fund operating expenses for the Prime Money Market Fund to 0.54% and for the Michigan Municipal Money Market Fund to 0.54%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD PRIME
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 55              $ 199            $ 356             $ 811
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD GOVERNMENT
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 68              $ 214            $ 373             $ 835
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 55              $ 201            $ 360             $ 822
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Michigan Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by state's and their political subdivisions that are exempt from federal income taxes.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                              Delayed                               Non-U.S.
                                                                            Delivery/                    Foreign      Traded
                                        Asset-Backed  Common   Convertible      When-                   Currency     Foreign
                                          Securities   Stock    Securities    Issueds  Derivatives  Transactions  Securities
FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                      X                                X            X
----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund              X                                X            X
----------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                           X                                X            X
----------------------------------------------------------------------------------------------------------------------------
                                        .             High-Yield/
                                          Guaranteed   High-Risk/              Investment  Investment
                                          Investment         Debt    Illiquid     Company       Grade
                                           Contracts   Securities  securities  Securities       Bonds
FIFTH THIRD FUNDS
-----------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------
Government Money Market Fund                      X                        X           X           X
-----------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                                       X           X           X
-----------------------------------------------------------------------------------------------------
Prime Money Market Fund                           X                        X           X           X
-----------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                                        Real
                                                                                                                      Estate
                                                              Money   Mortgage-  Mortgage                         Investment
                                                  Loan       Market      Backed    Dollar   Municipal  Preferred      Trusts
                                        Participations  Instruments  Securities     Rolls  Securities     Stocks     (REITs)
FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                        X            X           X                     X
----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                X            X           X                     X
----------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                             X            X           X                     X
----------------------------------------------------------------------------------------------------------------------------
                                                                                                     Small
                                                                       U.S.                            and
                                                        Reverse      Traded               Short-     Micro
                                         Restricted  Repurchase     Foreign  Securities     Term       Cap     Stripped
                                         Securities  Agreements  Securities     Lending  Trading  Equities  Obligations
FIFTH THIRD FUNDS
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                     X                       X           X        X                      X
-----------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund             X           X                       X        X                      X
-----------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                          X           X           X           X        X                      X
-----------------------------------------------------------------------------------------------------------------------
                                                                      Variable
                                                U.S.                       and                  Zero-
                                          Government         U.S.     Floating                 Coupon
                                              Agency     Treasury         Rate                   Debt
                                          Securities  Obligations  Instruments  Warrants  Obligations
FIFTH THIRD FUNDS
-----------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------
Government Money Market Fund                      X            X            X                      X
-----------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund              X            X            X                      X
-----------------------------------------------------------------------------------------------------
Prime Money Market Fund                           X            X            X                      X
-----------------------------------------------------------------------------------------------------



                                   8-9 SPREAD

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

               CANADA BONDS: Issued by Canadian provinces.

               SOVEREIGN BONDS: Issued by the government of a foreign country.

               SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/high-risk/debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). Ishares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the S&P Small Cap 600 Index(R) (whose market capitalization range is generally between $23 million and $2.6 billion).

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk:
American depository receipts (ADRs), foreign currency transactions, foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.


The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse purchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse purchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and

FUND MANAGEMENT
--------------------------------------------------------------------------------


uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of _______, 2005, Fifth Third Asset Management, Inc. had approximately $__ billion of assets under management, including approximately $__ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2005 are as follows:


                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND                                           0.40%
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                                      0.40%
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND                              0.40%
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


PRICING FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Michigan Municipal Money Market Fund calculates its NAV at 12 noon. Fifth Third Government Money Market Fund calculates its NAV at 2pm. Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES


Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Money Market Funds must be received by the Funds, its transfer agent, or servicing agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Michigan Municipal Money Market Fund--12 noon; Fifth Third Government Money Market Fund--2 p.m.; Fifth Third Prime Money Market Fund--4 p.m.

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o    minimum investment requirements

o    exchange policies
o    cutoff time for investments
o    redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS


If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.


You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


NOTES ON EXCHANGES


In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.


All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.


Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption will result in such a taxable gain or loss.

TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. For federal income tax purposes, dividends and distributions of short-term capital gains are generally taxable as ordinary income. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. However, as money market funds, it is unlikely that the Funds will distribute long-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



ADDITIONAL TAX INFORMATION FOR MICHIGAN MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.


Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Michigan Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.


The Fifth Third Michigan Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.


Because the Fifth Third Michigan Municipal Money Market Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS

Capital gain dividends will not be subject to withholding. In general, dividends other than capital gain dividends paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of
(i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005. The Fund has not determined whether it will make such designations.


This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------



ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by ___________________ and other independent auditors. ___________________report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          NET REALIZED
                               NET ASSET                AND UNREALIZED             LESS
                                  VALUE,          NET           GAINS/    DISTRIBUTIONS
                               BEGINNING   INVESTMENT    (LOSSES) FROM               TO
                               OF PERIOD       INCOME      INVESTMENTS     SHAREHOLDERS
----------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00              $1.00            0.05               --            (0.05)
Year ended 7/31/01              $1.00            0.05               --            (0.05)
Year ended 7/31/02              $1.00            0.02               --            (0.02)
Year ended 7/31/03              $1.00            0.01               --^           (0.01)
Year ended 7/31/04              $1.00            0.01               --^           (0.01)
----------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00              $1.00            0.05               --            (0.05)
Year ended 7/31/01              $1.00            0.05               --            (0.05)
Year ended 7/31/02              $1.00            0.02               --            (0.02)
Year ended 7/31/03              $1.00            0.01               --^           (0.01)
Year ended 7/31/04              $1.00              --^              --^              --^
----------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY
MARKET FUND INSTITUTIONAL
SHARES
Year ended 12/31/99             $1.00            0.03               --            (0.03)
Year ended 12/31/00             $1.00            0.04               --            (0.04)
1/1/01 to 7/31/01(b)            $1.00            0.02               --            (0.02)
Year ended 7/31/02              $1.00            0.01               --            (0.01)
Year ended 7/31/03              $1.00            0.01               --            (0.01)
Year ended 7/31/04              $1.00            0.01               --            (0.01)
----------------------------------------------------------------------------------------

                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                    RATIOS/SUPPLEMENTAL DATA
                                                      -------------------------------------------------------
                                                                     RATIOS OF      RATIOS OF       RATIO OF
                                                              NET     EXPENSES            NET       EXPENSES
                               NET ASSET                  ASSETS,           TO     INVESTMENT             TO
                                  VALUE,                   END OF      AVERAGE         INCOME        AVERAGE
                                  END OF      TOTAL        PERIOD          NET     TO AVERAGE            NET
                                  PERIOD     RETURN        (000'S)      ASSETS     NET ASSETS      ASSETS (a)
---------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                 $1.00       5.53%   $  508,414         0.52%          5.44%          0.62%
Year ended 7/31/01                 $1.00       5.41%   $  802,176         0.53%          5.11%          0.63%
Year ended 7/31/02                 $1.00       2.02%   $1,732,204         0.55%          1.86%          0.65%
Year ended 7/31/03                 $1.00       1.02%   $1,565,589         0.54%          1.02%          0.65%
Year ended 7/31/04                 $1.00       0.65%   $1,064,622         0.54%          0.64%          0.66%
---------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                 $1.00       5.31%   $  211,790         0.57%          5.17%          0.64%
Year ended 7/31/01                 $1.00       5.23%   $  238,816         0.55%          5.12%          0.60%
Year ended 7/31/02                 $1.00       1.79%   $  279,059         0.65%          1.75%          0.69%
Year ended 7/31/03                 $1.00       0.92%   $  275,107         0.61%          0.84%          0.66%
Year ended 7/31/04                 $1.00       0.47%   $  173,865         0.62%          0.47%          0.67%
---------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY
MARKET FUND INSTITUTIONAL
SHARES
Year ended 12/31/99                $1.00       2.86%   $  292,619         0.53%          2.82%          0.63%
Year ended 12/31/00                $1.00       3.73%   $  295,219         0.53%          3.67%          0.62%
1/1/01 to 7/31/01(b)               $1.00       1.71%*  $  317,543         0.54%* *       2.93%**        0.63%**
Year ended 7/31/02                 $1.00       1.41%   $  292,618         0.54%          1.41%          0.65%
Year ended 7/31/03                 $1.00       0.88%   $  247,805         0.54%          0.88%          0.67%
Year ended 7/31/04                 $1.00       0.59%   $  197,225         0.54%          0.59%          0.67%
---------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  The Fund changed its fiscal year to July 31 from December 31.
*    Not annualized.
**   Annualized.
^    Amount less than $0.005.


                                  22-23 SPREAD

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                                                               Fifth Third Funds
Money Market Mutual Funds                                                       3435 Stelzer Road
Institutional Shares                                                            Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent                                          BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                                                            3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm                                   PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------



               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.


     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



                                       Investment Company Act file no. 811-5669.

                            Logo: Fifth Third Funds

LOGO: FIFTH THIRD FUNDS

INSTITUTIONAL MONEY MARKET
MUTUAL FUNDS
INSTITUTIONAL SHARES

Prospectus

November 29, 2005



The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------


This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS

Institutional Money Market Fund ...........................   2
Institutional Government Money Market Fund ................   3
U.S. Treasury Money Market Fund ...........................   4
Municipal Money Market Fund ...............................   5

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................   6
Expense Examples ..........................................   6

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS
Investment Practices ......................................   7
Investment Risks ..........................................  13

FUND MANAGEMENT
Investment Advisor ........................................  15
Portfolio Holdings ........................................  15


SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  16
Abusive Trading Practices .................................  16
Purchasing and Adding to Your Shares ......................  16
Selling Your Shares .......................................  18
Exchanging Your Shares ....................................  19
Dividends and Capital Gains ...............................  19
Taxation ..................................................  19

FINANCIAL HIGHLIGHTS ......................................  21

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------



This section provides important information about each of the Fifth Third Institutional Money Market Funds (each a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


All funds are managed by Fifth Third Asset Management, Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------



MONEY MARKET

FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.


PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------

BAR CHART:
2001                      4.08%
02                        1.78%
03                        1.06%
04                        1.26%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q1 2001               1.38%
Worst quarter:                Q4 2003               0.24%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                 4/11/00            1.26%            2.72%
------------------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Lyon Street Institutional Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Institutional Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET


FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae) as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------
BAR CHART:
1998                      5.17%
99                        4.81%
00                        6.03%
01                        3.86%
02                        1.48%
03                        0.84%
04                        1.19%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2000               1.56%
Worst quarter:                Q3 2003               0.18%
Year to Date Return (1/1/05 to 9/30/05):              --%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)1
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                6/2/97            1.19%             2.66%            3.48%
------------------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Institutional Government Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
BAR CHART:
1995                      5.57%
96                        5.05%
97                        5.25%
98                        5.12%
99                        4.70%
00                        5.98%
01                        3.70%
02                        1.40%
03                        0.80%
04                        1.11%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 2000               1.57%
Worst quarter:                Q3 2003               0.16%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                               12/12/88           1.11%             2.58%            3.85%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

Money Market

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------
BAR CHART:
1995                      2.95%
96                        2.72%
97                        2.75%
98                        2.60%
99                        2.86%
00                        3.88%
01                        2.49%
02                        1.13%
03                        0.76%
04                        0.86%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 2000               1.02%
Worst quarter:                Q3 2003               0.16%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)1
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                9/7/83            0.86%             1.82%            2.29%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

1 The Fund first offered Institutional shares on September 21, 1998. The quoted performance of Institutional Shares for the period prior to September 21, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes have different expenses.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2005 or estimated amounts for the current fiscal year.

                                                                            MONEY MARKET FUNDS--FEE TABLE
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                           FIFTH THIRD
                                                         FIFTH THIRD      INSTITUTIONAL     FIFTH THIRD       FIFTH THIRD
                                                        INSTITUTIONAL      GOVERNMENT      U.S. TREASURY       MUNICIPAL
                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                            FUND              FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES            None              None              None              None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
   DIVIDENDS                                                None              None              None              None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                 None              None              None              None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                             0.40%             0.40%             0.40%             0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                   None              None              None              None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                              0.25%             0.26%             0.25%             0.30%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.65%             0.66%             0.65%             0.80%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT1                    0.44%             0.45%             0.44%             0.42%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                0.21%             0.21%             0.21%             0.38%
------------------------------------------------------------------------------------------------------------------------------------

1 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 30, 2005 to limit total annual fund operating expenses for the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund to 0.21% and for the Municipal Money Market Fund to 0.38%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 26 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 22              $ 164            $ 319             $ 769
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 22              $ 166            $ 323             $ 780
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 22              $ 164            $ 319             $ 769
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 39              $ 213            $ 403             $ 951
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

                                                                              Delayed                               Non-U.S.
                                                                            Delivery/                    Foreign      Traded
                                        Asset-Backed  Common   Convertible      When-                   Currency     Foreign
                                          Securities   Stock    Securities    Issueds  Derivatives  Transactions  Securities
----------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund        X                                X            X
----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X                                X            X
----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                       X                                X            X
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                 X
----------------------------------------------------------------------------------------------------------------------------
                                                         High-Yield/
                                             Guaranteed   High-Risk/              Investment  Investment
                                             Investment         Debt    Illiquid     Company       Grade
                                              Contracts   Securities  securities  Securities       Bonds
--------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund           X                        X           X           X
--------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                      X                        X           X           X
--------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                                   X           X           X
--------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                           X
--------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                                        Real
                                                                                                                      Estate
                                                              Money   Mortgage-  Mortgage                         Investment
                                                  Loan       Market      Backed    Dollar   Municipal  Preferred      Trusts
                                        Participations  Instruments  Securities     Rolls  Securities     Stocks     (REITs)
----------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund          X            X           X                     X
----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X            X           X                     X
----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                         X            X           X                     X
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                  X
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         Small
                                                                           U.S.                            and
                                                            Reverse      Traded               Short-     Micro
                                             Restricted  Repurchase     Foreign  Securities     Term       Cap     Stripped
                                             Securities  Agreements  Securities     Lending  Trading  Equities  Obligations
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund           X           X           X           X        X                      X
---------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                      X           X           X           X        X                      X
---------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                          X           X                       X        X                      X
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                      X                                            X                      X
---------------------------------------------------------------------------------------------------------------------------
                                                                         Variable
                                                   U.S.                       and                  Zero-
                                             Government         U.S.     Floating                 Coupon
                                                 Agency     Treasury         Rate                   Debt
                                             Securities  Obligations  Instruments  Warrants  Obligations
--------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund           X            X            X                      X
--------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                      X            X            X                      X
--------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                          X            X            X                      X
--------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                      X            X                                   X
--------------------------------------------------------------------------------------------------------


                                   8-9 SPREAD

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

               CANADA BONDS: Issued by Canadian provinces.

               SOVEREIGN BONDS: Issued by the government of a foreign country.

               SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/high-risk/debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). Ishares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the S&P Small Cap 600 Index(R) (whose market capitalization range is generally between $23 million and $2.6 billion).

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk:
American depository receipts (ADRs), foreign currency transactions, foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse purchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, foreign securities, forward commitments, futures and

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse purchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------



INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of _____________, Fifth Third Asset Management, Inc. had approximately $__ billion of assets under management, including approximately $__ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2005 are as follows:

                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                                   0.10%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                        0.14%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                   0.13%
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                       0.22%
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.


Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------


In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Eastern
Time) in order to receive that day's NAV: Fifth Third Municipal Money Market Fund--12 noon; Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--4 p.m.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:


o    minimum investment requirements
o    exchange policies
o    cutoff time for investments
o    redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS


The minimum initial investment in Institutional shares of the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund is $5,000,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment and do waive the minimum investment amount for purchases made by the LifeModel FundsSM.


For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.


AVOID WITHHOLDING TAX


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.


SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND


If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.


You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.


NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.


The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.


All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such as a sale, exchange or redemption will result in such a taxable gain or loss.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. For federal income tax purposes, dividends and distributions of short-term capital gains are generally taxable as ordinary income. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. However, as money market funds, it is unlikely that the Funds will distribute long-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

ADDITIONAL TAX INFORMATION FOR THE MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

The Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS


Capital gain dividends will not be subject to withholding. In general, dividends other than capital gain dividends paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of
(i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005. The Fund has not determined whether it will make such designations.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by ____________________ and other independent auditors. ____________________ report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          NET REALIZED
                               NET ASSET                AND UNREALIZED             LESS
                                  VALUE,          NET           GAINS/    DISTRIBUTIONS
                               BEGINNING   INVESTMENT    (LOSSES) FROM               TO
                               OF PERIOD       INCOME      INVESTMENTS     SHAREHOLDERS
----------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00             $1.00         0.05               --            (0.05)
1/1/01 to 7/31/01(c)               $1.00         0.03               --            (0.03)
Year ended 7/31/02                 $1.00         0.02               --            (0.02)
Year ended 7/31/03                 $1.00         0.01               --^           (0.01)
Year ended 7/31/04                 $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND INSTITUTIONAL
SHARES
Year ended 12/31/99                $1.00         0.05               --            (0.05)
Year ended 12/31/00                $1.00         0.06               --            (0.06)
1/1/01 to 7/31/01(c)               $1.00         0.03               --            (0.03)
Year ended 7/31/02                 $1.00         0.02               --            (0.02)
Year ended 7/31/03                 $1.00         0.01               --^           (0.01)
Year ended 7/31/04                 $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/00                 $1.00         0.06               --            (0.06)
Year ended 7/31/01                 $1.00         0.05               --            (0.05)
Year ended 7/31/02                 $1.00         0.02               --            (0.02)
Year ended 7/31/03                 $1.00         0.01               --^           (0.01)
Year ended 7/31/04                 $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                 $1.00         0.04               --            (0.04)
Year ended 7/31/01                 $1.00         0.03               --            (0.03)
Year ended 7/31/02                 $1.00         0.01               --            (0.01)
Year ended 7/31/03                 $1.00         0.01               --^           (0.01)
Year ended 7/31/04                 $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------

                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                       RATIOS/SUPPLEMENTAL DATA
                                                       ---------------------------------------------------------
                                                                      RATIOS OF      RATIOS OF       RATIO OF
                                                               NET     EXPENSES            NET       EXPENSES
                                NET ASSET                  ASSETS,           TO     INVESTMENT             TO
                                   VALUE,                   END OF      AVERAGE         INCOME        AVERAGE
                                   END OF      TOTAL        PERIOD          NET     TO AVERAGE            NET
                                   PERIOD     RETURN        (000'S)      ASSETS     NET ASSETS      ASSETS (a)
----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00              $1.00       4.71%*  $   47,944         0.22%**       6.39%**         0.74%**
1/1/01 to 7/31/01(c)                $1.00       2.84%*  $   71,778         0.22%**       4.78%**         0.68%**
Year ended 7/31/02                  $1.00       2.31%   $  189,530         0.22%         2.11%           0.65%
Year ended 7/31/03                  $1.00       1.35%   $  766,023         0.22%         1.24%           0.65%
Year ended 7/31/04                  $1.00       0.98%   $1,049,608         0.22%         0.98%           0.65%
----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND INSTITUTIONAL
SHARES
Year ended 12/31/99                 $1.00       4.81%   $  215,401         0.37%         4.73%           0.65%
Year ended 12/31/00                 $1.00       6.03%   $  309,711         0.39%         5.92%           0.63%
1/1/01 to 7/31/01(c)                $1.00       2.71%*  $  410,278         0.40%**       4.56%**         0.63%**
Year ended 7/31/02                  $1.00       2.05%   $  425,092         0.41%         2.03%           0.64%
Year ended 7/31/03                  $1.00       1.07%   $  616,999         0.40%         1.04%           0.65%
Year ended 7/31/04                  $1.00       0.86%   $  223,852         0.31%         0.79%           0.66%
----------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/00                  $1.00       5.40%   $  871,657         0.38%         5.26%           0.62%
Year ended 7/31/01                  $1.00       5.30%   $1,058,407         0.39%         5.08%           0.64%
Year ended 7/31/02                  $1.00       1.92%   $1,143,352         0.41%         1.88%           0.64%
Year ended 7/31/03                  $1.00       1.02%   $1,644,905         0.40%         0.98%           0.65%
Year ended 7/31/04                  $1.00       0.80%   $  399,195         0.30%         0.74%           0.65%
----------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                  $1.00       3.46%   $  100,995         0.31%         3.51%           0.83%
Year ended 7/31/01                  $1.00       3.44%   $  190,268         0.29%         3.33%           0.74%
Year ended 7/31/02                  $1.00       1.45%   $  249,280         0.34%         1.43%           0.77%
Year ended 7/31/03                  $1.00       0.91%   $  199,439         0.42%         0.92%           0.78%
Year ended 7/31/04                  $1.00       0.68%   $  136,302         0.38%         0.67%           0.80%
----------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations.
(c)  The Fund changed its fiscal year to July 31 from December 31.
*    Not annualized.
**   Annualized.
^    Amount less than $0.005.


                                  22-23 SPREAD

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                                                               Fifth Third Funds
Institutional Money Market Mutual Funds                                         3435 Stelzer Road
Institutional Shares                                                            Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent and Sub-Accountant                       BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm                                   PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------


               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.


     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



                            Logo: Fifth Third Funds



                                       Investment Company Act file no. 811-5669.

                            FIFTH THIRD U.S. TREASURY
                                MONEY MARKET FUND

                                PREFERRED SHARES






          THIS PROSPECTUS FOR USE BY CUSTOMERS OF 1ST SOURCE BANK ONLY

                                   Prospectus


                                November 29, 2005


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD FUNDS
U.S. TREASURY MONEY MARKET FUND
PREFERRED SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS
U.S. Treasury Money Market Fund 2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................   3
Expense Examples ..........................................   3


ADDITIONAL INFORMATION ABOUT THE
   FUND'S INVESTMENTS
Investment Practices ......................................   3
Investment Risks ..........................................   9

FUND MANAGEMENT
Investment Advisor ........................................  11
Portfolio Holdings ........................................  11

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  12
Abusive Trading Practices .................................  12
Purchasing and Adding to Your Shares ......................  13
Selling Your Shares .......................................  14
Exchanging Your Shares ....................................  15
Dividends and Capital Gains ...............................  15
Taxation ..................................................  15

FINANCIAL HIGHLIGHTS ......................................  17


BACK COVER
Where to learn more about 1st Source Monogram Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third U.S. Treasury Money Market Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


MONEY MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------
BAR CHART:
2004                      0.96%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 2004               0.37%
Worst quarter:                Q2 2004               0.16%
Year to Date Return (1/1/05 to 9/30/05):              --%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                                    10/20/03            0.96%            0.91%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2005 or estimated amounts for the current fiscal year.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                                      FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FIFTH THIRD
                                                                                                             U.S. TREASURY
                                                                                                             MONEY MARKET
                                                                                                                 FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                                   None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                                                        None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                                                        None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                                                    0.40%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                                                          None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                                                                    0.40%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                               0.80%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                                                           0.44%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                                       0.36%
------------------------------------------------------------------------------------------------------------------------------------

1 Other expenses are based on estimated amounts for the current fiscal year. Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the U.S. Treasury Money Market Fund to 0.36%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 26 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                         $ 37              $ 211            $ 401             $ 949
------------------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT PRACTICES
--------------------------------------------------------------------------------


The Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that the Fund may use; however, the selection of such securities and techniques is left to the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

                                                                              Delayed                               Non-U.S.
                                                                            Delivery/                    Foreign      Traded
                                        Asset-Backed  Common   Convertible      When-                   Currency     Foreign
                                          Securities   Stock    Securities    Issueds  Derivatives  Transactions  Securities
FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                 X
----------------------------------------------------------------------------------------------------------------------------
                                                    High-Yield/
                                        Guaranteed   High-Risk/              Investment  Investment
                                        Investment         Debt    Illiquid     Company       Grade
                                         Contracts   Securities  securities  Securities       Bonds
FIFTH THIRD FUNDS
---------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                      X
---------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                                        Real
                                                                                                                      Estate
                                                              Money   Mortgage-  Mortgage                         Investment
                                                  Loan       Market      Backed    Dollar   Municipal  Preferred      Trusts
                                        Participations  Instruments  Securities     Rolls  Securities     Stocks     (REITs)
FIFTH THIRD FUNDS
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                  X
----------------------------------------------------------------------------------------------------------------------------
                                                                                                      Small
                                                                        U.S.                            and
                                                         Reverse      Traded               Short-     Micro
                                          Restricted  Repurchase     Foreign  Securities     Term       Cap     Stripped
                                          Securities  Agreements  Securities     Lending  Trading  Equities  Obligations
FIFTH THIRD FUNDS
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                   X                                            X                      X
------------------------------------------------------------------------------------------------------------------------
                                                                      Variable
                                                U.S.                       and                  Zero-
                                          Government         U.S.     Floating                 Coupon
                                              Agency     Treasury         Rate                   Debt
                                          Securities  Obligations  Instruments  Warrants  Obligations
FIFTH THIRD FUNDS
-----------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                   X            X                                   X
-----------------------------------------------------------------------------------------------------



                                   4-5 SPREAD

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

               CANADA BONDS: Issued by Canadian provinces.

               SOVEREIGN BONDS: Issued by the government of a foreign country.

               SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/high-risk/debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). Ishares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the S&P Small Cap 600 Index(R) (whose market capitalization range is generally between $23 million and $2.6 billion).

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Fixed-income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.


The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse purchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse purchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Fund's Board of Trustees, the Advisor manages the Fund's assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of _________2005, Fifth Third Asset Management, Inc. had approximately $__ billion of assets under management, including approximately $__ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund. The Advisor is seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the prior approval of the Fund's Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. If the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Fund for the fiscal year ended July 31, 2005 was 0.13% of the average daily net assets of the Fund.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Fund has established policies and procedures with respect to the disclosure of the Fund's portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Fund will publicly disclose its portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Fund as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


PRICING FUND SHARES

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Fund is determined by using amortized cost.

Fifth Third U.S. Treasury Money Market calculates its NAV at 4 p.m. Eastern Time. The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES


Shares of the Fund are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.


ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fund may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for excessive short-term or other abusive trading practices, there can be no guarantee that the Fund will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.


The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Fund is exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Fund seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Fund's portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Fund's shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Fund recognizes that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the U.S. Treasury Money Market Fund must be received by the Funds, its transfer agent, or servicing agent by 4 p.m. (Eastern Time) in order to receive that day's NAV.

Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For account holders through 1st Source Bank or its affiliates, please contact your investment officer at your local 1st Source Bank or you may call 1-800-882-6935.


The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.


INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of the Fifth Third U.S. Treasury Money Market Fund is $500,000. Subsequent investments must be in amounts of at least $50.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment. The minimum investment amount does not apply to customers who purchase shares directly through 1st Source Bank.


For details, contact 1st Source Bank toll free at 1-800-882-6935 or write to:
1st Source Bank, Attn: PAMG, PO Box 1602, South Bend, IN 46634, or by express mail to: 1st Source Bank, Attn: PAMG, 100 N. Michigan St., South Bend, IN 46601.

AVOID WITHHOLDING TAX


The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------



You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
1st Source Bank, Attn: PAMG, PO Box 1602, South Bend, IN 46634, or by express mail to: 1st SourceBank, Attn: PAMG, 100 N. Michigan St., South Bend, IN 46601.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


REDEMPTION IN KIND


If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of the Fund's net asset value if that amount is less than $250,000), the Fund reserves the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.


REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

To prevent disruption in the management of the Fund, market timing strategies and frequent exchange activity may be limited by the Fund. Although not anticipated, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Fund.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. The Fund does not expect to pay any capital gains.


TAXATION
--------------------------------------------------------------------------------


FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Fund, as a money market fund, seeks to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption will result in such a taxable gain or loss.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


TAXATION OF DISTRIBUTIONS


The Fund expects to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. For federal income tax purposes, dividends and distributions of short-term capital gains are generally taxable as ordinary income. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. However, as a money market fund, it is unlikely that the Fund will distribute long-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Because the Fund invests all of its assets in U.S. Treasury obligations, it is expected that distributions from the Fund should not be subject to State taxation. However, State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS


Capital gain dividends will not be subject to withholding. In general, dividends other than capital gain dividends paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of
(i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005. The Fund has not determined whether it will make such designations.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by _____________________. ___________________ report, along with the Fund's financial statement, is incorporated by reference in the SAI which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          NET REALIZED
                               NET ASSET                AND UNREALIZED             LESS
                                  VALUE,          NET           GAINS/    DISTRIBUTIONS
                               BEGINNING   INVESTMENT    (LOSSES) FROM               TO
                               OF PERIOD       INCOME      INVESTMENTS     SHAREHOLDERS
----------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04             $1.00         0.01               --^           (0.01)
----------------------------------------------------------------------------------------
                                                                         RATIOS/SUPPLEMENTAL DATA
                                                         ---------------------------------------------------------
                                                                        RATIOS OF      RATIOS OF       RATIO OF
                                                                 NET     EXPENSES            NET       EXPENSES
                                  NET ASSET                  ASSETS,           TO     INVESTMENT             TO
                                     VALUE,                   END OF      AVERAGE         INCOME        AVERAGE
                                     END OF      TOTAL        PERIOD          NET     TO AVERAGE            NET
                                     PERIOD     RETURN        (000'S)      ASSETS     NET ASSETS      ASSETS (a)
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                $1.00       0.54%*  $1,102,963         0.37%**        0.69%**        0.80%**
------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations.
^    Amount is less than $0.005.
*    Not annualized.
**   Annualized.

                                  18-19 SPREAD

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                                                               Fifth Third Funds
Fifth Third U.S. Treasury Money Market Fund                                     3435 Stelzer Road
Preferred Shares                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent and Sub-Accountant                       BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm                                   PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during the Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.


                            Logo: Fifth Third Funds


                                        Investment Company Act file no. 811-5669

                                FIFTH THIRD FUNDS
                        (FORMERLY FOUNTAIN SQUARE FUNDS)

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION


                           DATED ______________, 2005

This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated ________________, 2005:


Fifth Third Small Cap Growth Fund                             Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                               Fifth Third High Yield Bond Fund
Fifth Third Quality Growth Fund                               Fifth Third Bond Fund
Fifth Third Large Cap Core Fund                               Fifth Third Intermediate Bond Fund
Fifth Third Equity Index Fund                                 Fifth Third Short Term Bond Fund
Fifth Third Balanced Fund                                     Fifth Third U.S. Government Bond Fund
Fifth Third Micro Cap Value Fund                              Fifth Third Municipal Bond Fund
Fifth Third Small Cap Value Fund                              Fifth Third Intermediate Municipal Bond Fund
Fifth Third Multi Cap Value Fund                              Fifth Third Ohio Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund                  Fifth Third Michigan Municipal Bond Fund
Fifth Third LifeModel Aggressive FundSM                       Fifth Third Prime Money Market Fund
Fifth Third LifeModel Moderately Aggressive FundSM            Fifth Third Institutional Money Market Fund
Fifth Third LifeModel Moderate FundSM Fund                    Fifth Third Institutional Government Money Market
Fifth Third LifeModel Moderately Conservative FundSM          Fifth Third Government Money Market Fund
Fifth Third LifeModel Conservative FundSM                     Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund                             Fifth Third Michigan Municipal Money Market Fund
Fifth Third Dividend Growth Fund                              Fifth Third Municipal Money Market Fund
Fifth Third Technology Fund                                   Fifth Third Ohio Tax Exempt Money Market Fund


This SAI is incorporated in its entirety into the Prospectuses and should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(800) 282-5706. This SAI is not a prospectus.

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219


                               TABLE OF CONTENTS

                                                                                                               PAGE

GENERAL INFORMATION ABOUT THE TRUST.............................................................................3
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.................................................................7
  Investment Objectives.........................................................................................7
  Investment Limitations........................................................................................7
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN
INVESTMENT TECHNIQUES..........................................................................................12
  Types of Investments.........................................................................................12
  Portfolio Turnover...........................................................................................28
  Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund).....................29
  Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund)............................30
FIFTH THIRD FUNDS MANAGEMENT...................................................................................31
  Trustee Liability............................................................................................60
  Codes of Ethics..............................................................................................60
  Voting Proxies on Fund Portfolio Securities..................................................................60
DISCLOSURE OF PORTFOLIO HOLDINGS...............................................................................61
INVESTMENT ADVISORY SERVICES...................................................................................63
  Investment Advisor to the Trust..............................................................................63
  Advisory Fees................................................................................................64
  Administrative Services......................................................................................66
  Custody of Fund Assets.......................................................................................67
  Transfer and Dividend Disbursing Agent and Sub-Accountant....................................................67
  Fund Accounting..............................................................................................68
  Legal Counsel................................................................................................69
PORTFOLIO MANAGER INFORMATION..................................................................................70
BROKERAGE TRANSACTIONS.........................................................................................75
PURCHASING SHARES..............................................................................................77
  Administrative Services Agreement............................................................................77
  Distribution Plan............................................................................................78
  Conversion of Class B Shares to Class A Shares...............................................................79
  Conversion to Federal Funds..................................................................................79
  Exchanging Securities for Fund Shares........................................................................79
  Payments to Dealers..........................................................................................79
ADDITIONAL PAYMENTS BY THE DISTRIBUTOR AND/OR THE ADVISER
AND THEIR AFFILIATES...........................................................................................81
SELLING YOUR SHARES............................................................................................82
  Redemption in Kind...........................................................................................82
  Postponement of Redemptions..................................................................................82
DETERMINING NET ASSET VALUE....................................................................................83
  Valuation of the Equity Funds, Bond Funds and Asset Allocation Funds.........................................83
  Use of Amortized Cost........................................................................................83
  Monitoring Procedures........................................................................................88
  Investment Restrictions......................................................................................84
  Trading in Foreign Securities................................................................................84
TAX STATUS.....................................................................................................84
  Qualification as a Regulated Investment Company..............................................................84
  Distributions................................................................................................84
  Exempt-Interest Dividends....................................................................................86
  Municipal Bond, Municipal Money Market, and Tax-Exempt Funds.................................................87
  Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions......................88
  Selling Shares...............................................................................................89
  Hedging......................................................................................................89
  Discount Securities..........................................................................................90
  Backup Withholding...........................................................................................90
  Tax Shelter Reporting Regulations............................................................................90
  Shares Purchased Through Tax-Qualified Plans.................................................................90
FINANCIAL STATEMENTS...........................................................................................92
APPENDIX

                                       2

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (collectively, the "Funds"):




       THE "EQUITY FUNDS":
Fifth Third Small Cap Growth Fund                             Fifth Third Small Cap Value Fund
Fifth Third Mid Cap Growth Fund                               Fifth Third Multi Cap Value Fund
Fifth Third Quality Growth Fund                               Fifth Third Disciplined Large Cap Value Fund
Fifth Third Large Cap Core Fund                               Fifth Third Strategic Income Fund
Fifth Third Equity Index Fund                                 Fifth Third Dividend Growth Fund
Fifth Third Balanced Fund                                     Fifth Third Technology Fund
Fifth Third Micro Cap Value Fund                              Fifth Third International Equity Fund


       THE "ASSET ALLOCATION FUNDS":

Fifth Third LifeModel Conservative FundSM                     Fifth Third LifeModel Moderately Aggressive FundSM
Fifth Third LifeModel Moderately Conservative FundSM          Fifth Third LifeModel Aggressive FundSM
Fifth Third LifeModel Moderate FundSM

       THE "BOND FUNDS":


Fifth Third High Yield Bond Fund                              Fifth Third Intermediate Bond Fund
Fifth Third Bond Fund                                         Fifth Third U.S. Government Bond Fund
Fifth Third Short Term Bond Fund

       THE "MUNICIPAL BOND FUNDS":

Fifth Third Municipal Bond Fund                               Fifth Third Ohio Municipal Bond Fund
Fifth Third Intermediate Municipal Bond Fund                  Fifth Third Michigan Municipal Bond Fund

       THE "MONEY MARKET FUNDS":

Fifth Third Prime Money Market Fund                           Fifth Third U.S. Treasury Money Market Fund
Fifth Third Institutional Money Market Fund                   Fifth Third Michigan Municipal Money Market Fund
Fifth Third Institutional Government Money Market Fund        Fifth Third Municipal Money Market Fund
Fifth Third Government Money Market Fund                      Fifth Third Ohio Tax Exempt Money Market Fund

With respect to the classes contained in this SAI, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

Fund                                            Select Preferred Trust Institutional Advisor Class A Class B Class C
---------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund
("Small Cap Growth Fund")                                                      X        X       X      X       X

Fifth Third Mid Cap Growth Fund
("Mid Cap Growth Fund")                                                        X        X       X      X       X

Fifth Third Quality Growth Fund
("Quality Growth Fund")                                                        X        X       X      X       X

Fifth Third Large Cap Core Fund
("Large Cap Core Fund")                                                        X        X       X      X       X

Fifth Third Equity Index Fund
("Equity Index Fund")                                X       X       X         X        X       X      X       X

Fifth Third Balanced Fund
("Balanced Fund")                                                              X        X       X      X       X


Fifth Third Micro Cap Value Fund
("Micro Cap Value Fund")                                                       X        X       X      X       X


Fifth Third Small Cap Value Fund
("Small Cap Value Fund")                                                       X        X       X      X       X

Fifth Third Multi Cap Value Fund
("Multi Cap Value Fund")                                                       X        X       X      X       X


Fifth Third Disciplined Large Cap Value
Fund ("Disciplined Large Cap Value Fund")                                      X        X       X      X       X

Fifth Third LifeModel Aggressive FundSM
("LifeModel Aggressive FundSM")                                                X        X       X      X       X

Fifth Third LifeModel Moderately Aggressive
FundSM ("LifeModel Moderately Aggressive FundSM")                              X        X       X      X       X

Fifth Third LifeModel Moderate FundSM
("LifeModel Moderate FundSM")                                                  X        X       X      X       X

Fifth Third LifeModel Moderately
Conservative FundSM ("LifeModel                                                X        X       X      X       X
Moderately Conservative FundSM")

Fifth Third LifeModel Conservative FundSM
("LifeModel Conservative FundSM")                                              X        X       X      X       X


Fifth Third Strategic Income Fund
("Strategic Income Fund")                                                      X        X       X      X       X


Fifth Third Dividend Growth Fund (formerly
the Fifth Third Select Stock Fund)
("Dividend Growth Fund")                                                       X        X       X      X       X

Fifth Third Technology Fund
("Technology Fund")                                                            X        X       X      X       X

Fifth Third International Equity Fund
("International Equity Fund")                                                  X        X       X      X       X


Fifth Third High Yield Bond Fund
("High Yield Bond Fund")                                                       X        X       X      X       X


Fifth Third Bond Fund
("Bond Fund")                                                                  X        X       X      X       X


Fifth Third Intermediate Bond Fund
("Intermediate Bond Fund")                                                     X        X       X     X**      X

Fifth Third Short Term Bond Fund
("Short Term Bond Fund")                                                       X        X       X              X

Fifth Third U.S. Government Bond Fund
("Government Bond Fund")                                                       X        X       X              X


Fifth Third Municipal Bond Fund
("Municipal Bond Fund")                                                        X        X       X      X       X


Fifth Third Intermediate Municipal Bond
Fund ("Intermediate Municipal Bond Fund")                                      X        X       X     X**      X

Fifth Third Ohio Municipal Bond Fund
("Ohio Municipal Bond Fund")                                                   X        X       X      X       X

Fifth Third Michigan Municipal Bond Fund
("Michigan Municipal Bond Fund")                                               X        X       X      X       X


Fifth Third Prime Money Market Fund
("Prime Money Market Fund")                                                    X        X       X      X       X



Fifth Third Institutional Money Market Fund
("Institutional Money Market Fund")                  X       X       X         X

Fifth Third Institutional Government Money
Market Fund ("Institutional Government
Money Market Fund")                                  X       X       X         X


Fifth Third Government Money Market Fund
("Government Money Market Fund")                                               X                X


Fifth Third U.S. Treasury Money Market Fund
("U.S. Treasury Money Market Fund")                  X       X       X         X


Fifth Third Michigan Municipal Money Market
Fund ("Michigan Municipal Money Market Fund")                                  X                X

Fifth Third Municipal Money Market Fund
("Municipal Money Market Fund")                      X       X       X         X                X

Fifth Third Ohio Tax Exempt Money Market
Fund ("Ohio Tax Exempt Money Market Fund")                                    X*

*       These shares are currently not available to the public.
** Effective January 30, 2004, Class B shares were closed for purchases to all investors with no exceptions. Effective April 12, 2004, shareholders of Class B shares of any Fifth Third Fund are no longer permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Bond Fund or the Fifth Third Intermediate Municipal Bond Fund.

Each Fund, each Asset Allocation Fund and each of the underlying Funds, is an "open-end" management investment company, and other than the Dividend Growth Fund, Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Bond Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction.


Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Advisor, Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.


For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the 1940 Act, the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.


The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management, Inc. (the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bankcorp. Morgan Stanley Investment Management Inc. ("Morgan Stanley") serves as investment sub-advisor to the International Equity Fund. Fort Washington Investment Advisors, Inc. ("Fort Washington") serves as investment sub-advisor to the High Yield Bond Fund.


                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS


The Prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.


INVESTMENT OBJECTIVES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS -- STOCK AND BOND FUNDS, ASSET ALLOCATION FUNDS


For purposes of this section, "Investment Limitations--Stock and Bond Funds, Asset Allocation Funds" the term "Funds" shall mean the Equity Funds, the Asset Allocation Funds, the Bond Funds and the Municipal Bond Funds but not the Money Market Funds.


FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.


None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) may enter into futures contracts, as applicable.


The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

SELLING SHORT AND BUYING ON MARGIN.


None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


PLEDGING ASSETS.

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and
(ii) portfolio securities up to one-third of the value of total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES.


None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.


INVESTING IN REAL ESTATE.


None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the Dividend Growth Fund and Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


DIVERSIFICATION OF INVESTMENTS.


Each of the Funds (except the Dividend Growth Fund and Ohio Municipal Bond Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

DEALING IN PUTS AND CALLS.


The Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.


CONCENTRATION OF INVESTMENTS.


Each Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Strategic Income Fund and the Asset Allocation Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

The Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

INVESTING IN ILLIQUID SECURITIES.

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.


Each Fund may invest in shares of other investment companies, including shares of iShares(R). The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions.

The limitations listed above are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

In addition, pursuant to an exemptive order dated July 8, 2003 received from the Securities and Exchange Commission (the "SEC"), the Funds may (i) invest up to 25% of their respective total assets, including cash reserves that have not been invested in portfolio securities, in shares of the Fifth Third Money Market Funds and (ii) invest their respective total assets in excess of the 3%, 5%, and 10% limits described above. Reliance on the exemptive relief requires adherence with the conditions set forth under the relief.

Pursuant to an exemptive order issued to iShares(R) dated April 15, 2003 received from the SEC, the Funds may (i) invest up to 25% of their respective total assets in iShares(R) and (ii) invest their respective total assets in excess of the 3%, 5% and 10% limits described above. Reliance on the exemptive relief requires adherence with the conditions set forth under the relief.

Regardless of the exemptive relief described above, the Funds may not invest more than 25% of their respective total assets in shares of other investment companies in the aggregate.


It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.


The Asset Allocation Funds may invest all of their assets in investment companies.

Investment companies include exchange-traded funds ("ETFs"). See the disclosure under the heading "Exchange-Traded Funds."


INVESTING IN PUT OPTIONS.


The Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund and International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

WRITING COVERED CALL OPTIONS.

The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

MISCELLANEOUS.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Bond Funds or the Municipal Bond Funds.

FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

SELLING SHORT AND BUYING ON MARGIN.

None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (except for the Government Money Market
Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.

PLEDGING SECURITIES OR ASSETS.


The Prime Money Market Fund will not pledge securities. The Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.


INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE.


The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and
(ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

ACQUIRING VOTING SECURITIES.


The Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.


The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

DIVERSIFICATION OF INVESTMENTS.


Each of the Funds (except the Ohio Tax Exempt Money Market Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

CONCENTRATION OF INVESTMENTS.


Each of the Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

Each of the Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.


DEALING IN PUTS AND CALLS.

The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.


OHIO TAX EXEMPT MONEY MARKET FUND.


The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.


The Funds may invest in shares of other investment companies. The Funds (other than those Funds that have a sales load of 11/2% or less) will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds with a sales load of 11/2% or less will limit their respective investments in other investment companies (other than the Fifth Third Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions.

The limitations listed above are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

In addition, pursuant to an exemptive order dated July 8, 2003 received from the Securities and Exchange Commission, each of the Funds may (i) invest up to 25% of their respective total assets, including cash reserves that have not been invested in portfolio securities, in shares of the Fifth Third Money Market Funds and (ii) invest their respective total assets in excess of the 3%, 5%, and 10% limits described above. Reliance on the exemptive relief requires adherence with the conditions set forth under the relief.


It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.


Investment companies include ETFs. See the disclosure under the heading "Exchange-Traded Funds."


INVESTING IN ILLIQUID SECURITIES.

None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

MISCELLANEOUS.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

    ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES


The Funds invest in a variety of securities and employ a number of investment techniques. The types of investments the Funds use and the special risks they pose are described below. You may also consult each Fund's prospectus for additional details regarding these and other permissible investments.


TYPES OF INVESTMENTS

BANK INSTRUMENTS.

Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.
                                       12

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Funds may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States; provided such investment is in agreement with the Fund's investment objective and policies.

CASH.

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash may reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

BEAR FUNDS.

The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.


Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

CLOSED-END INVESTMENT FUNDS.


The Funds, and the funds in which they invest, may invest in closed-end investment companies. The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its net asset value.

The Funds, and the funds in which they invest, may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the closed-end fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will at the option of the closed-end fund be required to provide the closed-end fund with a legal opinion, in form and substance satisfactory to the closed-end fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the closed-end fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the closed-end fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the closed-end fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the closed-end fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The closed-end fund may withhold consent to such an assumption at its absolute discretion.

EXCHANGE-TRADED FUNDS (ETFs).


The Funds may invest in shares of various ETFs, including exchange-traded index and bond funds. Such ETFs include those listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETFs' expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.


Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Pursuant to an exemptive order issued to iShares(R) Trust and iShares(R), Inc. ("iShares(R)") dated April 15, 2003, each of the Funds may (i) invest up to 25% of their respective total assets in iShares and (ii) invest their respective total assets in excess of the 3%, 5% and 10% limits described above. Reliance on the exemptive relief requires adherence with the conditions set forth under the relief.

The Funds (except the Fifth Third Money Market Funds) may each invest in exchange-traded funds, such as iShares(R).

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

* iShares(R)is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R)Fund.

COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS.

The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments unless, in the judgment of the Advisor, Morgan Stanley or Fort Washington, as applicable, subject to the direction of the Board of Trustees, such note is liquid.

CONVERTIBLE SECURITIES.

The Funds and the funds in which they invest may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of the Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, Morgan Stanley or Fort Washington, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor or Morgan Stanley, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor, Morgan Stanley or Fort Washington, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

DERIVATIVES

Each Fund may, but is not required to, use derivative instruments for hedging, risk management purposes, as a substitute for direct investment in securities or other assets, or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). A description of these and other derivative instruments that the Funds may use are described further below.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. If the counterparty defaults, the Funds will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Funds will succeed in enforcing them.

Derivative instruments are subject to other risks. For example, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.

CUSTODY RECEIPTS.

The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

FUTURES AND OPTIONS TRANSACTIONS.

The Funds and funds in which they invest may engage in futures and options transactions to create investment exposure or to hedge to the extent consistent with their investment objectives and policies.


As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to create investment exposure or to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

FUTURES CONTRACTS.


The Funds and the funds in which they invest may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.


Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The International Equity Fund may also invest in securities index futures contracts when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

STOCK INDEX OPTIONS.


The Funds and the funds in which they invest may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.


The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor (or Morgan Stanley, as applicable) to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS.


The Funds may purchase listed put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.


Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.


A Fund may write listed put options on financial futures contracts to hedge its portfolio or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.


CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS.


The Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.


Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.


A Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.


LIMITATION ON OPEN FUTURES POSITIONS.

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS.

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES.


The Funds and the funds in which they invest may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES.


The Funds and the funds in which they invest may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).


OVER-THE-COUNTER OPTIONS.


The Funds and the funds in which they invest may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

STRUCTURED INVESTMENTS.

Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Advisor, Morgan Stanley or Fort Washington in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES.

The Funds may invest in structured notes. Notes are derivatives where the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index (TM). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Advisor, Morgan Stanley and Fort Washington wishes to accept while reducing or avoiding certain other risks.

SWAP AGREEMENTS.

The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vise versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor/Sub-Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive if any. The net amount of the excess, if any of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor, Morgan Stanley or Fort Washington believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, Morgan Stanley or Fort Washington, under the supervision of the Board of Trustees, is responsible for determining and monitoring liquidity of a particular Fund's transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS").


The Funds may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, CMOs, asset backed securities (ABS's) and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS").

The Funds may invest in ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

FOREIGN CURRENCY TRANSACTIONS.

The Funds and the funds in which they invest may engage in foreign currency transactions. In addition, the Strategic Income Fund may invest in foreign government debt.

CURRENCY RISKS.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, they may not convert their holdings of foreign currencies to U.S. dollars daily. The Funds may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

The Funds and the funds in which they invest may engage in foreign currency exchange transactions in connection with their portfolio investments. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

The Funds and the funds in which they invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor and Morgan Stanley, as applicable, believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds' best interest to do so. The Funds may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the respective Fund.

In addition, it is proposed that the Funds be permitted to engaged in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. Dollar currency to another non-U.S. Dollar currency. An example would be where, the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment's currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Cross-hedging will only be done relative to an established index and will not exceed 50% of a Fund's net assets.

Currency hedging may also be accomplished through "proxy hedging," which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.

FOREIGN CURRENCY OPTIONS.

The Funds may engage in foreign currency options, and the funds in which they invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.


SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS.


Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor or Morgan Stanley, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.


The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

FOREIGN CURRENCY FUTURES TRANSACTIONS.


By using foreign currency futures contracts and options on such contracts, the Funds and the funds in which they invest may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds and the funds in which the International Equity Fund invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.


SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.


Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Morgan Stanley, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

GUARANTEED INVESTMENT CONTRACTS.

The Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Funds will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

LENDING OF PORTFOLIO SECURITIES.

The Funds may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

LOAN PARTICIPATION NOTES.

The Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

LOWER RATED AND UNRATED SECURITIES.

The Funds may invest in higher yielding (and, therefore, higher risk), lower rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

SPECIAL RISKS ASSOCIATED WITH LOWER RATED AND UNRATED SECURITIES.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, Fort Washington's research and credit analysis are an especially important part of managing securities of this type held by the Fund. In light of these risks, Fort Washington, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities.

Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of the security by the Fund, but Fort Washington will consider this event in its determination of whether the Fund should continue to hold the security.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

In considering investments for the Fund, Fort Washington will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Fort Washington's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

MUNICIPAL LEASES.

The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

MUNICIPAL SECURITIES.

The Funds may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes; (c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

VARIABLE RATE MUNICIPAL SECURITIES.

The Funds may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

PARTICIPATION INTERESTS.

The Funds may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Funds may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).


REPURCHASE AGREEMENTS.

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor or Morgan Stanley, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.




RESTRICTED AND ILLIQUID SECURITIES.

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for
                                       24
investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. (The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid.) The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor or Morgan Stanley, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.


REVERSE REPURCHASE AGREEMENTS.

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

STAND-BY COMMITMENTS.

The Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

STRIPPED OBLIGATIONS.

The Funds may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. The Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Funds may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

U.S. GOVERNMENT OBLIGATIONS.

The types of U.S. government obligations in which any of the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage backed securities issued by the Government National Mortgage Association (Ginnie Mae), as well as securities issued by the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority
(TVA), and non-mortgage securities or term securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.

VARIABLE RATE U.S. GOVERNMENT SECURITIES.

Some of the short-term U.S. government securities that the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES.

The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

WARRANTS.

The Funds and the funds in which they invest may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

Each Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

TEMPORARY AND DEFENSIVE INVESTMENTS.

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash, short-term debt securities or other short-term instruments for temporary defensive purposes. Each of the Short Term Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the

Advisor. The Michigan Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, Morgan Stanley or Fort Washington, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

PORTFOLIO TURNOVER

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year for fiscal years ended July 31, 2005, July 31, 2004 and July 31, 2003 were as follows:

                                               FISCAL YEAR            FISCAL YEAR           FISCAL YEAR
                                                   ENDED                ENDED                  ENDED
                                               JULY 31, 2005         JULY 31, 2004         JULY 31, 2003
Small Cap Growth Fund                                                     95%                   63%
Mid Cap Growth Fund                                                       83%                   25%
Quality Growth Fund                                                       35%                   19%
Large Cap Core Fund                                                      101%(**)               13%
Equity Index Fund                                                         14%                    2%
Balanced Fund                                                            166%                  133%
Micro Cap Value Fund                                                      23%                   28%
Small Cap Value Fund                                                     279%                   39%(*)
Multi Cap Value Fund                                                      17%                   23%
Disciplined Value Fund                                                    22%                   79%
LifeModel Aggressive Fund                                                 22%                   79%
LifeModel Moderately Aggressive Fund                                      16%                   55%
LifeModel Moderate Fund                                                   14%                   55%
LifeModel Moderately Conservative Fund                                    19%                   72%
LifeModel Conservative Fund                                               27%                   63%
Strategic Income Fund                                                     36%                   38%
Dividend Growth Fund                                                      81%                   50%
Technology Fund                                                          191%                  258%
International Equity Fund                                                 50%                   44%
High Yield Bond Fund                                                       %                     %
Bond Fund                                                                389%                  332%
Intermediate Bond Fund                                                   189%                  252%
Short Term Bond Fund                                                      90%                   72%
U.S. Government Bond Fund                                                180%                  304%
Municipal Bond Fund                                                       35%                   21%
Intermediate Municipal Bond Fund                                          84%                   85%
Ohio Municipal Bond Fund                                                  15%                   20%
Michigan Municipal Bond Fund                                              21%                   12%

* Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.
** The Large Cap Core Fund experienced a significant increase in portfolio turnover due to new management with a more active trading style.

INVESTMENT RISKS (MICHIGAN MUNICIPAL MONEY MARKET FUND AND MICHIGAN MUNICIPAL BOND FUND)


The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. It remains highly cyclical despite a gradually diversifying economy.


The 2001-2003 national economic downturn accordingly has had and continues to have a significant adverse impact on the State's economy and upon the revenue of the State and its political subdivisions, disproportionate to, and more severe than, that upon the nation as a whole. The decline in Michigan wage and salary employment from its peak in early 2000 has been three times more severe than the national decline from its peak. In 2003, Michigan wage and salary employment declined by an estimated 1.1%, marking the fourth straight year of employment decline, and the unemployment rate in the State as of June 2005 was an estimated 6.8%. However, in 2003 personal income in Michigan is estimated to have grown 2.6% on a year to year basis.

The overall decline in the national economy, exacerbated by Michigan's dependence upon manufacturing, and particularly automobile manufacturing, had the effect of requiring the State to make significant adjustments in expenditures and to seek additional revenue sources. This process continued throughout the period 2001 through mid-2004. Among other means of supporting expenditures for State programs, the State's Counter-Cyclical Budget and Economic Stabilization Fund, a reserve fund designed for times of economic decline, which exceeded $1.2 billion as of September 30, 2000, has been substantially expended, its balance at September 30, 2004 being $81 million.


Among the budget uncertainties facing the State during the next several years are whether the school finance reform package presently in force will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international monetary or financial crises will adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.


The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short and long-term for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.


Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenue received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2003, the State had approximately $1.4 billion of general obligation bonds outstanding.

The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.


As of June 2005, the ratings on State of Michigan general obligation bonds were "Aa2" by Moody's and "AA" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.


The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2004.

The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

In 1994, Michigan voters approved a comprehensive property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the State's sales and use tax increased from 4% to 6%, the State's income tax decreased from 4.6% to 4.4% (since reduced to 3.9%), and other new or increased taxes were imposed, including those on tobacco products and real estate transfers. In addition, beginning in 1994, a new State property tax of 6 mills began to be imposed on all real and personal property subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and non-qualified agricultural property.

Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and impact the State's ability to raise additional revenues in the future.

INVESTMENT RISKS (OHIO MUNICIPAL BOND FUND AND OHIO TAX EXEMPT MONEY MARKET
FUND)


The State of Ohio is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has declined. Job growth in the state has been primarily in business services and distribution sectors. Ohio's economy is concentrated in automobile production and equipment, steel, rubber products and household appliances. Because Ohio and certain local governments have large exposure to these industries, trends in these industries, over the long term, may affect the demographic and financial position of Ohio and its local governments. To the degree that Ohio local governments are exposed to domestic manufacturers that fail to make competitive adjustments, employment rates and disposable income of Ohio residents may deteriorate, possibly leading to population declines and the erosion of local government tax bases.

In addition to the economic trends above, the political climate in various local governments may contribute to the decisions of various businesses and individuals to relocate outside of Ohio. A locality's political climate in particular may affect its own credit standing. For Ohio and its underlying local governments, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of issuances meeting the Fund's standards for investment.

Ohio ended fiscal year 2005 with a General Revenue Fund balance of $138.4 million. Ohio has also maintained a "rainy day" fund, the Budget Stabilization Fund, which had a balance of approximately $180.7 million as of the end of fiscal year 2005.

Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the state constitutional requirement that Ohio provide a "thorough and efficient system of common schools." On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision, concluded (as it had in 1997 and 2000) that the State had not complied with that requirement and directed the General Assembly "to enact a school-funding scheme that is thorough and efficient." At this time, it is not possible to predict the response of the General Assembly to this decision or whether any such response will be subject to further litigation. Several bills have been introduced in the General Assembly to address school funding, but the outcomes of these bills are uncertain. School funding poses significant but manageable challenges to the overall fiscal stability of Ohio.


Ohio has established procedures for fiscal emergencies under which financial planning and supervision commissions are established to monitor the fiscal affairs of financially troubled local governments. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 41 Ohio local governments declared in fiscal emergency. As of July 2005, eighteen remain under stewardship. Under this law, a local government is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, the fiscal emergency protection law was extended to Ohio counties and townships and the "fiscal watch" status was created to provide early warning to faltering local governments approaching emergency status. As of July, 2005, six local governments were under fiscal watch.

Ohio has established procedures for financial planning and supervision of school districts declared to be in fiscal caution, fiscal watch or fiscal emergency. As of June 30, 2005, out of approximately 600 school districts in Ohio, twelve school districts were under fiscal watch, and ten were under fiscal emergency. The foregoing discussion only highlights some of the significant financial trends and problems affecting Ohio and its underlying municipalities.


                          FIFTH THIRD FUNDS MANAGEMENT


The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                                                   INDEPENDENT TRUSTEES
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                TERM OF OFFICE                                           IN FUND
                   POSITION(S)       AND                                                 COMPLEX               OTHER
     NAME AND       HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)              OVERSEEN          DIRECTORSHIPS
  DATE OF BIRTH     THE TRUST    TIME SERVED        DURING THE PAST 5 YEARS             BY TRUSTEE        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------

David J. Durham   Trustee      Indefinite,    President and Chief Executive Officer         36       None
Date of Birth:                 June 2001-     of Clipper Products, Inc., a wholesale
5/10/1945                      Present        distributor, 1997-Present.
J. Joseph Hale    Trustee      Indefinite,    Vice President and Chief                      36       Trustee for Hanover
Jr. Date of                    March          Communications Officer, Cinergy Corp.,                 College. National
Birth: 9/11/1949               2001-Present   September 2004-Present. President,                     Underground Freedom
                                              Cinergy Foundation, November 2001-                     Center, the
                                              Present. President, Cinergy Corp.,                     Cincinnati Zoo, the
                                              Cincinnati Gas & Electric Co., The                     Ohio Arts Council,
                                              Union Light Heat & Power Co., July                     the Cincinnati Parks
                                              2000-October 2001. Vice President,                     Foundation and
                                              Corporate Communications, August                       Playhouse in the Park.
                                              1996-June 2000.
John E. Jaymont   Trustee      Indefinite,    AVP, PIANKO, Feb. 2002- Present.              36       Printing Industries
Date of Birth:                 October 2001-  Business Management Consultant, April                  of America: Web
12/5/1944                      Present        2000-February 2002. President,                         Offset Assoc.,
                                              Metroweb Corp. (publications printing)                 Director; Master
                                              1997-2000.                                             Printers of America,
                                                                                                     Director.

David J. Gruber   Trustee      Indefinite,    Resources Global Professionals,               36       None
Date of Birth:                 December       Project Professional, December
8/19/1963                      2003-Present   2004-Present. Ohio Arts & Sports
                                              Facilities Commission (state
                                              funding oversight agency), CFO,
                                              April 2003-December 2004. Ohio
                                              Expositions Commission (state fair
                                              and expo center), Finance
                                              Director, April 1996-March 2003.

                                                    INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Edward Burke      Chairman-    Indefinite,    Carey Realty Investments, Inc. (real          36       The Foundation of the
Carey*            Board of     January        estate development and consulting),                    Catholic Diocese of
Date of Birth:    Trustees     1989-Present   President, 1990-Present.                               Columbus-Trustee.
7/2/1945                                                                                             Canisius
                                                                                                     College-Trustee.
-------------------

* Mr. Carey is treated by the Trust as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust and the Investment Advisor. Mr. Carey is an "interested person" because of his past business transactions with Fifth Third Bank and its affiliates.


                                    OFFICERS

----------------------------------------------------------------------------------------------------------------------
                                   POSITION(S)               TERM OF
                                      HELD                 OFFICE AND
           NAME AND                 WITH THE                LENGTH OF                 PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                FUNDS                 TIME SERVED                DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------

Bryan C. Haft                President             Indefinite,               Employee of BISYS Fund Services
Date of Birth: 1/23/1965                           June 2005-Present         Limited Partnership since 1992
Russell D. Ungerman          Vice President        Indefinite, September     Assistant Vice President of Fifth Third
Date of Birth: 2/9/1971                            2002-Present              Bank since 1998.
Rodney L. Ruehle             Anti-Money            Indefinite, September     Employee of BISYS Fund
Date of Birth: 4/26/1968     Laundering            2001-Present              Services Limited Partnership
                             and Chief Compliance                            since August 1995.
                             Officer

Alaina Metz                  Assistant Secretary   Indefinite, September     Employee of BISYS Fund
Date of Birth: 4/4/1967                            2004-Present              Services Limited Partnership
                                                                             since June 1995.
Steven D. Pierce             Treasurer             Indefinite, March         Employee of BISYS Fund
Date of Birth: 11/12/1965                          2005-Present              Services Limited Partnership
                                                                             since April 1999.
Warren Leslie                Assistant             Indefinite, September     Employee of BISYS Funds
Date of Birth: 2/13/1962     Secretary and         2001-Present              Service Limited Partnership
                             Assistant                                       since September 1996.
                             Treasurer


For interested Trustees and Officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:


                                              POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME                                                       UNDERWRITERS OF THE FUNDS
Bryan C. Haft                       BISYS Fund Services, Vice President, Client  Services
Russell Ungerman                    Fifth Third Bank, Assistant Vice President
Rodney L. Ruehle                    BISYS Fund Services, Vice President, CCO Services
Warren Leslie                       BISYS Fund Services, Director, Client Services
Alaina V. Metz                      BISYS Fund Services, Vice President, Regulatory Services
Steven D. Pierce                    BISYS Fund Services, Vice President, Fund Administration & Oversight


COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE


The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the year ended December 31, 2004, there were three meetings of the Audit Committee.


NOMINATING COMMITTEE


The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the year ended December 31, 2004, the Nominating Committee did not meet.


SECURITIES OWNERSHIP


For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2004:

                                                                                  AGGREGATE DOLLAR RANGE
                                                                                  OF EQUITY SECURITIES IN
                                                                                      ALL REGISTERED
                                                                                   INVESTMENT COMPANIES
                                                                                  OVERSEEN BY TRUSTEE IN
                                           DOLLAR RANGE OF EQUITY                  FAMILY OF INVESTMENT
      NAME OF TRUSTEE                      SECURITIES IN THE FUNDS                       COMPANIES
Edward Burke Carey                      Mid Cap Growth Fund: >$100,000                   >$100,000
                                         Quality Growth Fund: >$100,000
                                      Equity Index Fund: $50,001-100,000
                                           Balanced Fund: >$100,000
                                    Strategic Income Fund: $50,001-100,000
                                    Dividend Growth Fund: $10,001-50,000
                                           Technology Fund: $1-10,000
                                     International Equity Fund: $1-10,000
                                    Prime Money Market Fund: $10,001-50,000
                                    Government Money Market Fund: >$100,000
J. Joseph Hale, Jr.                   LifeModel Aggressive Fund: $1-10,000                   $1-10,000

David J. Durham                         Mid Cap Growth Fund: $10,001-50,000              $50,001-100,000
                                         Quality Growth Fund: $10,001-50,000
                                        Multi Cap Value Fund: $10,001-50,000
                                          Technology Fund: $10,001-50,000
                                            Bond Fund: $10,001-50,000
                                        Prime Money Market Fund: $1-10,000

John E. Jaymont                         Small Cap Growth Fund: $1-10,000                 $1-10,000
                                         Quality Growth Fund: $1-10,000
                                       International Equity Fund: $1-10,000

David J. Gruber                  LifeModel Moderately Aggressive Fund: $1-10,000         $10,001-50,000
                                           Technology Fund: $1-10,000
                                        Ohio Municipal Bond Fund: $1-10,000
                                        Prime Money Market Fund: $1-10,000

For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2004:

                        NAME OF OWNERS
                              AND
      NAME OF            RELATIONSHIPS                        TITLE OF          VALUE OF        PERCENT OF
      TRUSTEE             TO TRUSTEE          COMPANY           CLASS          SECURITIES        OF CLASS
J. Joseph Hale, Jr.           N/A               N/A              N/A               N/A              N/A
David J. Durham               N/A               N/A              N/A               N/A              N/A
John E. Jaymont               N/A               N/A              N/A               N/A              N/A
David J. Gruber               N/A               N/A              N/A               N/A              N/A


As of ____________, 2005, the Officers and Trustees owned less than 1% of any class of any Fund.


TRUSTEES COMPENSATION

                                                                                        TOTAL COMENSATION
                                            AGGREGATE COMPENSATION                      FROM FUNDS AND FUND
                                            FROM THE FUNDS FOR THE                   COMPLEX PAID TO TRUSTEES
                                            THE FISCAL YEAR ENDING                      FOR THE FICSAL YEAR
NAME OF PERSON, POSITION                         JULY 31, 2005                         ENDING JULY 31, 2005
Edward Burke Carey, Trustee
J. Joseph Hale, Jr., Trustee
David J. Durham, Trustee
John E. Jaymont, Trustee
David J. Gruber, Trustee

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of August 19, 2005:

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER
BALANCED FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       97.37%
777 COMMERCE BLVD
CARLSTADT  NJ  07072



                                       34


                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER
BALANCED FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       94.25%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

BALANCED FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       98.69%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

BALANCED FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       98.08%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

BALANCED FUND INST CLASS

FIFTH THIRD BANK TRUSTEE                                              57.38%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111

FIFTH THIRD BANK                                                      35.75%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

NATIONAL FINANCIAL SERVICES LLC                                       6.68%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

BALANCED VIP FUND

HARTFORD LIFE INSURANCE                                               65.98%
ATTN  DAVE TEN BROECK
P O BOX 2999
HARTFORD  CT  061042999

JACKSON NATIONAL SEPARATE ACCOUNT 1                                   34.02%
1 CORPORATE WAY
LANSING  MI  48951

BOND FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       96.02%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

BOND FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       93.00%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

BOND FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       98.48%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

BOND FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       87.65%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

JERRY W TODD                                                          5.19%
507 OAK ST
CLIO  MI  484201255

BOND FUND INST CLASS

FIFTH THIRD BANK                                                      84.72%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

FIFTH THIRD BANK TRUSTEE                                              13.28%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

DISCIPLINED LARGE CAP VALUE FD ADV CLASS                              100.00%

BISYS FUND SERVICES OHIO INC
3435 STELZER RD
COLUMBUS  OH  43219

DISCIPLINED LARGE CAP VALUE FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       95.50%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

DISCIPLINED LARGE CAP VALUE FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       97.92%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

DISCIPLINED LARGE CAP VALUE FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       91.74%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

DISCIPLINED LARGE CAP VALUE FUND INST CL

FIFTH THIRD BANK                                                      85.38%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

FIFTH THIRD BANK TTEE                                                 10.06%
VARIOUS FASCORP RECORD KEPT PLANS
P O  BOX 3385
GREENWOOD VILLAGE  OH  80111

DISCIPLINED VALUE VIP FUND

HARTFORD LIFE INSURANCE                                               66.52%
ATTN  DAVE TEN BROECK
P O BOX 2999
HARTFORD  CT  061042999

JACKSON NATIONAL SEPARATE ACCOUNT 1                                   33.48%
1 CORPORATE WAY
LANSING  MI  48951

DIVIDEND GROWTH FUND ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

DIVIDEND GROWTH FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       95.75%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

DIVIDEND GROWTH FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       99.26%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

DIVIDEND GROWTH FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       93.64%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

DIVIDEND GROWTH FUND INST CLASS

FIFTH THIRD BANK                                                      25.38%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

FIFTH THIRD BANK TRUSTEE                                              16.68%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111

NATIONAL FINANCIAL SERVICES LLC                                       10.34%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LEE G JORDAN                                                          5.62%
NANCY C JORDAN
10629 WINTERWOOD
CARMEL  IN  460328258

EQUITY INDEX FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       85.46%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

FIFTH THIRD BANK TRUSTEE                                              8.34%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111

EQUITY INDEX FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       82.49%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

EQUITY INDEX FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       98.17%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

EQUITY INDEX FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       86.37%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

CIRCLE TRUST COMPANY CUSTODIAN                                        7.28%
PAYCOR RETIREMENT PLANS
ONE THORNDAL CIRCLE
DARIEN  CT  06820

EQUITY INDEX FUND INST CLASS

FIFTH THIRD BANK TTEE FBO                                             96.04%
VARIOUS FASCORP RECORD KEPT PLANS
P O  BOX 3385
GREENWOOD VILLAGE  OH  80111

EQUITY INDEX FUND PFD SHARES

FIFTH THIRD BANK TRUSTEE                                              100.00%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

EQUITY INDEX FUND SELECT SHARES

FIFTH THIRD BANK TRUSTEE                                              100.00%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

EQUITY INDEX FUND TRUST SHARES

FIFTH THIRD BANK TRUSTEE                                              98.69%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

GOVERNMENT MONEY MARKET FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       79.36%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

FIFTH THIRD BANK                                                      11.14%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

GOVERNMENT MONEY MKT FUND INST CLASS

FIFTH THIRD BANK                                                      99.06%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

INST GOVT MONEY MKT FD PFD SHS

NATIONAL FINANCIAL SERVICES LLC                                       49.00%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

BANK OF NEW YORK                                                      46.85%
HARE & CO
111 SANDERS CREEK PKY
EAST SYRACUSE  NY  13057

INST GOVT MONEY MKT FD SELECT SHS

FIFTH THIRD BANK                                                      100.00%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

INST GOVT MONEY MKT FD TR SHS

FIFTH THIRD BANK                                                      93.26%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

NATIONAL FINANCIAL SERVICES LLC                                       6.74%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

INST MONEY MKT FD PFD SHS

NATIONAL FINANCIAL SERVICES LLC                                       75.87%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

FIFTH THIRD BANK                                                      24.13%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

INST MONEY MKT FD SELECT SHS

BISYS FUND SERVICES, INC.                                             85.65%
3435 STELZER ROAD
COLUMBUS  OH  43219

FIFTH THIRD BANK                                                      14.35%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

INST MONEY MKT FD TRUST SHS

NATIONAL FINANCIAL SERVICES LLC                                       61.81%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

FIFTH THIRD BANK                                                      38.15%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

INSTITUTIONAL GOVT MMKT INST CLASS

FIFTH THIRD BANK                                                      85.67%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

NATIONAL FINANCIAL SERVICES LLC                                       9.98%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

INSTITUTIONAL MMKT INST CLASS

FIFTH THIRD BANK TRUSTEE                                              54.00%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

NATIONAL FINANCIAL SERVICES LLC                                       22.01%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

FIFTH THIRD BANK                                                      8.99%
STEELCASE P/S MONEY MARKET FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210

INTERMEDIATE BOND FUND ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

INTERMEDIATE BOND FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       67.98%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

INTERMEDIATE BOND FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       99.30%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

INTERMEDIATE BOND FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       73.20%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

C H DEAN & ASSOCIATES                                                 14.25%
2200 KETTERING TOWER
DAYTON  OH  45423

RAYMOND JAMES FINANCIAL SERVICES, INC.                                5.59%
880 CARILLON PARKWAY
ST PETERSBURG  FL  33716

INTERMEDIATE BOND FUND INST CLASS

FIFTH THIRD BANK                                                      96.13%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

INTERMEDIATE MUNI BOND FD ADVISOR CL

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

INTERMEDIATE MUNI BOND FUND INST CLASS

FIFTH THIRD BANK                                                      98.78%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

INTERMEDIATE MUNICIPAL BOND FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       68.61%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

ZEEL & CO                                                             5.77%
PO BOX 3119
C/O MACATAWA BANK TRUST DEPT
HOLLAND  MI  49422

EDWARD W BOTTUM                                                       5.09%
EDWARD AND GLADYS BOTTUM TRUST
9357 SPENCER RD
BRIGHTON  MI  481147550

INTERMEDIATE MUNICIPAL BOND FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       100.00%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

INTERMEDIATE MUNICIPAL BOND FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       99.94%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

INTERNATIONAL EQUITY FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       48.11%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

PERSHING LLC                                                          15.59%
1 PERSHING PLAZA
14TH FLOOR
JERSEY CITY  NJ  07399

INTERNATIONAL EQUITY FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       83.31%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

INTERNATIONAL EQUITY FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       99.08%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

INTERNATIONAL EQUITY FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       89.46%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

CIRCLE TRUST COMPANY CUSTODIAN                                        6.83%
PAYCOR RETIREMENT PLANS
ONE THORNDAL CIRCLE
DARIEN  CT  06820

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

INTERNATIONAL EQUITY FUND INST CLASS

FIFTH THIRD BANK                                                      81.88%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

FIFTH THIRD BANK TTEE                                                 16.19%
VARIOUS FASCORP RECORD KEPT PLANS
P O  BOX 3385
GREENWOOD VILLAGE  OH  80111

LARGE CAP CORE FUND ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

LARGE CAP CORE FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       57.83%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LARGE CAP CORE FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       93.98%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

A. G. EDWARDS & SONS, INC.                                            5.25%
ONE NORTH JEFFERSON AVE
SAINT LOUIS  MO  63103

LARGE CAP CORE FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       87.35%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SALLY J GAGLIONE                                                      5.61%
2193 W MORRISON CT
GRAND JUNCTION  CO  81503

LARGE CAP CORE FUND INST CLASS

FIFTH THIRD BANK TRUSTEE                                              96.72%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

LIFEMODEL AGGRESSIVE FUND ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

LIFEMODEL AGGRESSIVE FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       96.75%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL AGGRESSIVE FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       97.92%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL AGGRESSIVE FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       93.74%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL AGGRESSIVE FUND INSTITUTIONAL

FIFTH THIRD BANK TRUSTEE                                              93.62%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

NATIONAL FINANCIAL SERVICES LLC                                       6.38%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL CONSERVATIVE FD ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

LIFEMODEL CONSERVATIVE FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       99.60%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL CONSERVATIVE FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       99.64%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

LIFEMODEL CONSERVATIVE FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       96.73%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL CONSERVATIVE FUND INST

FIFTH THIRD BANK TRUSTEE                                              96.39%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

LIFEMODEL MODERATE FUND ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

LIFEMODEL MODERATE FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       94.72%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL MODERATE FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       99.23%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL MODERATE FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       98.23%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL MODERATE FUND INSTITUTIONAL

FIFTH THIRD BANK TRUSTEE                                              98.75%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

LIFEMODEL MODERATELY AGGRESSIVE FD ADV

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

LIFEMODEL MODERATELY AGGRESSIVE FUND A

NATIONAL FINANCIAL SERVICES LLC                                       98.82%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

LIFEMODEL MODERATELY AGGRESSIVE FUND B

NATIONAL FINANCIAL SERVICES LLC                                       98.51%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL MODERATELY AGGRESSIVE FUND C

NATIONAL FINANCIAL SERVICES LLC                                       98.92%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL MODERATELY AGGRESSIVE FUND I

FIFTH THIRD BANK TRUSTEE                                              90.86%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

NATIONAL FINANCIAL SERVICES LLC                                       9.14%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL MODERATELY CONSERVATIVE FD ADV

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

LIFEMODEL MODERATELY CONSERVATIVE FUND A

NATIONAL FINANCIAL SERVICES LLC                                       97.16%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL MODERATELY CONSERVATIVE FUND B

NATIONAL FINANCIAL SERVICES LLC                                       99.14%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL MODERATELY CONSERVATIVE FUND C

NATIONAL FINANCIAL SERVICES LLC                                       99.18%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

LIFEMODEL MODERATELY CONSERVATIVE FUND I

FIFTH THIRD BANK TRUSTEE                                              81.43%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

NATIONAL FINANCIAL SERVICES LLC                                       18.57%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MICHIGAN MUNI BOND FUND ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

MICHIGAN MUNI MONEY MKT FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       83.17%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

CHESTER HARVEY                                                        8.18%
PAULINE I HARVEY CO
2717 CEDAR GROVE CT
JENISON  MI  49428

MICHIGAN MUNI MONEY MKT FUND INST CLASS

FIFTH THIRD BANK                                                      63.12%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

NATIONAL FINANCIAL SERVICES LLC                                       36.88%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MICHIGAN MUNICIPAL BOND FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       86.94%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MICHIGAN MUNICIPAL BOND FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       91.54%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MICHIGAN MUNICIPAL BOND FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       94.68%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

RAYMOND JAMES FINANCIAL SERVICES, INC.                                5.32%
880 CARILLON PARKWAY
ST PETERSBURG  FL  33716

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

MICHIGAN MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK                                                      99.40%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

MICRO CAP VALUE FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       31.27%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

PERSHING LLC                                                          13.72%
1 PERSHING PLAZA
14TH FLOOR
JERSEY CITY  NJ  07399

MAUREEN K WOLFSON                                                     8.31%
EQUITABLE LIFE FOR SEP IRA
200 PLAZA DR
SECAUCUS  NJ  07094

I B E W LOCAL NO 38 PENSION                                           8.25%
FUND TRUST FUND
8001 SWEET VALLEY DR
VALLEY VIEW  OH  44125

NATIONAL INVESTOR SERVICES CORP.                                      5.23%
55 WATER STREET
32ND FLOOR
NEW YORK  NY  100413299

MICRO CAP VALUE FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       91.49%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MICRO CAP VALUE FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       91.13%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MICRO CAP VALUE FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       37.36%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

CIRCLE TRUST COMPANY CUST FBO                                         33.28%
WILTON INDUSTRIES INC    RET SEC PLAN
ONE THORNDAL CIRCLE
DARIEN  CT  06820

FIRST CLEARING, LLC                                                   8.49%
10750 WHEAT FIRST DRIVE
GLEN ALLEN  VA  23060

MICRO CAP VALUE FUND INST CLASS

FIFTH THIRD BANK TRUSTEE                                              69.95%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

NATIONAL FINANCIAL SERVICES LLC                                       18.33%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MID CAP GROWTH FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       92.09%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MID CAP GROWTH FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       93.50%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MID CAP GROWTH FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       96.34%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MID CAP GROWTH FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       84.23%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

CIRCLE TRUST COMPANY CUSTODIAN                                        11.92%
PAYCOR RETIREMENT PLANS
ONE THORNDAL CIRCLE
DARIEN  CT  06820

MID CAP GROWTH FUND INST CLASS

FIFTH THIRD FUNDS                                                     76.31%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

FIFTH THIRD BANK TRUSTEE                                              22.57%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111

MID CAP VIP FUND

HARTFORD LIFE INSURANCE                                               81.54%
ATTN  DAVE TEN BROECK
P O BOX 2999
HARTFORD  CT  061042999

JACKSON NATIONAL SEPARATE ACCOUNT 1                                   18.46%
1 CORPORATE WAY
LANSING  MI  48951

MULTI CAP VALUE FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       39.04%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

PERSHING LLC                                                          16.38%
1 PERSHING PLAZA
14TH FLOOR
JERSEY CITY  NJ  07399

SAXON & CO                                                            7.17%
PO BOX 7780-1888
ATTN  OEMF
PHILADELPHIA  PA  19182

MULTI CAP VALUE FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       96.55%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MULTI CAP VALUE FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       98.41%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MULTI CAP VALUE FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       95.73%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

MULTI CAP VALUE FUND INST CLASS

FIFTH THIRD BANK TRUSTEE                                              96.12%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

MUN MONEY MKT FD PFD SHS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

MUN MONEY MKT FD SELECT SHS

BISYS FUND SERVICES OHIO INC                                          56.76%
3435 STELZER RD
COLUMBUS  OH  43219

FIFTH THIRD BANK                                                      43.24%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

MUN MONEY MKT FD TR SHS

SEI PRIVATE TRUST COMPANY                                             84.30%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMIN
OAKS  PA  19456

NATIONAL FINANCIAL SERVICES LLC                                       10.54%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

FIFTH THIRD BANK                                                      5.16%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

MUNICIPAL BOND FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       100.00%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MUNICIPAL BOND FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       81.59%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

EDWARD W BOTTUM                                                       6.12%
EDWARD AND GLADYS BOTTUM TRUST
9357 SPENCER RD
BRIGHTON  MI  481147550

MUNICIPAL BOND FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       91.95%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MUNICIPAL BOND FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       99.99%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK TTEE                                                 97.25%
TRUST OPERATIONS
P O  BOX 3385
CINCINNATI  OH  45263

MUNICIPAL MONEY MARKET FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       94.07%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

MUNICIPAL MONEY MKT FUND INST CLASS

FIFTH THIRD BANK                                                      85.78%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

NATIONAL FINANCIAL SERVICES LLC                                       9.84%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

OHIO MUNI BOND FUND ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

OHIO MUNICIPAL BOND FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       99.24%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

OHIO MUNICIPAL BOND FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       99.98%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

OHIO MUNICIPAL BOND FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       99.71%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

OHIO MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK                                                      98.80%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

PRIME MONEY MARKET FUND ADVISOR CLASS

UNION BANK TR NOMINEE                                                 99.84%
RSG SECURITIES 403B PLAN/OMNIBUS
PO BOX 85484
SAN DIEGO  CA  92626

PRIME MONEY MARKET FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       99.81%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

PRIME MONEY MARKET FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       92.89%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SEI PRIVATE TRUST COMPANY                                             5.48%
ONE FREEDOM VALLEY DRIVE
ATTN MUTUAL FUND ADMIN
OAKS  PA  19456

PRIME MONEY MARKET FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       89.84%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

CIRCLE TRUST COMPANY CUSTODIAN                                        6.06%
PAYCOR RETIREMENT PLANS
ONE THORNDAL CIRCLE
DARIEN  CT  06820

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

PRIME MONEY MARKET FUND INST CLASS

FIFTH THIRD BANK                                                      81.88%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD1090F2
CINCINNATI  OH  45263

FIFTH THIRD BANK TRUSTEE                                              5.63%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111

QUALITY GROWTH FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       86.98%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

QUALITY GROWTH FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       76.13%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

QUALITY GROWTH FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       97.85%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

QUALITY GROWTH FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       92.04%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

QUALITY GROWTH FUND INST CLASS

FIFTH THIRD BANK                                                      72.61%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

FIFTH THIRD BANK TTEE                                                 25.79%
VARIOUS FASCORP RECORD KEPT PLANS
PO BOX 630074
ATTN TOBY GRIFFIN MD 1090C7
GREENWOOD VILLAGE  OH  80111

QUALITY GROWTH VIP FUND

HARTFORD LIFE INSURANCE                                               70.90%
ATTN  DAVE TEN BROECK
P O BOX 2999
HARTFORD  CT  061042999

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

JACKSON NATIONAL SEPARATE ACCOUNT 1                                   29.10%
1 CORPORATE WAY
LANSING  MI  48951

SHORT TERM BOND FUND ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

SHORT TERM BOND FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       95.03%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SHORT TERM BOND FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       99.54%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SHORT TERM BOND FUND INST CLASS

FIFTH THIRD BANK TRUSTEE                                              97.55%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

SMALL CAP GROWTH FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       96.47%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SMALL CAP GROWTH FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       65.55%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SMALL CAP GROWTH FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       92.11%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SMALL CAP GROWTH FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       94.42%
777 COMMERCE BLVD
CARLSTADT  NJ  07072


                                       56



                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

SMALL CAP GROWTH FUND INST CLASS

FIFTH THIRD BANK TRUSTEE                                              97.07%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

SMALL CAP VALUE FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       88.38%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SMALL CAP VALUE FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       93.57%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SMALL CAP VALUE FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       97.31%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

SMALL CAP VALUE FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       68.78%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

FIRST CLEARING, LLC                                                   19.08%
10750 WHEAT FIRST DRIVE
GLEN ALLEN  VA  23060

A. G. EDWARDS & SONS, INC.                                            8.85%
ONE NORTH JEFFERSON AVE
SAINT LOUIS  MO  63103

SMALL CAP VALUE FUND INST CLASS

FIFTH THIRD BANK TRUSTEE                                              97.38%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

STRATEGIC INCOME FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       47.67%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

PERSHING LLC                                                          9.31%
1 PERSHING PLAZA
14TH FLOOR
JERSEY CITY  NJ  07399

STRATEGIC INCOME FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       98.17%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

STRATEGIC INCOME FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       99.93%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

STRATEGIC INCOME FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       97.33%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

STRATEGIC INCOME FUND INST CLASS

FIFTH THIRD BANK TRUSTEE                                              96.48%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

TECHNOLOGY FUND ADVISOR CLASS

NATIONAL FINANCIAL SERVICES LLC                                       48.26%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

AUL GROUP RETIREMENT ANNUITY                                          48.09%
SEPERATE ACCOUNT II
PO BOX 1995
INDIANAPOLIS  IN  46206

TECHNOLOGY FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       95.41%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

TECHNOLOGY FUND CLASS B

NATIONAL FINANCIAL SERVICES LLC                                       93.44%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

TECHNOLOGY FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       80.48%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

SCOTTRADE, INC.                                                       6.20%
ATTN: MUTUAL FUNDS DEPT
12800 FLUSHING MEADOWS
PO BOX 31759
ST LOUIS  MO  631311814

TECHNOLOGY FUND INST CLASS

FIFTH THIRD BANK                                                      53.63%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

FIFTH THIRD BANK TRUSTEE                                              44.80%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111

US GOVERNMENT BOND FUND ADVISOR CLASS

BISYS FUND SERVICES OHIO INC                                          100.00%
3435 STELZER RD
COLUMBUS  OH  43219

US GOVERNMENT BOND FUND CLASS A

NATIONAL FINANCIAL SERVICES LLC                                       98.50%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

US GOVERNMENT BOND FUND CLASS C

NATIONAL FINANCIAL SERVICES LLC                                       93.25%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

US GOVERNMENT BOND FUND INST CLASS

FIFTH THIRD BANK                                                      73.55%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

FIFTH THIRD BANK TRUSTEE                                              23.93%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111

US TREAS MONEY MKT FD PFD SHS

BANK OF NEW YORK                                                      66.16%
HARE & CO
111 SANDERS CREEK PKY
EAST SYRACUSE  NY  13057

                                                                                                BENEFICIAL
                                                                  PERCENT OF THE              PERCENT OF THE
                                                                    CLASS TOTAL             CLASS TOTAL ASSETS
                                                                  ASSETS HELD BY                HELD BY THE
FUND/CLASS                                                        THE SHAREHOLDER               SHAREHOLDER

FIFTH THIRD BANK TRUSTEE                                              11.41%
VARIOUS FASCORP RECORD KEPT PLANS
8515 E ORCHARD RD
GREENWOOD VILLAGE  OH  80111

NATIONAL FINANCIAL SERVICES LLC                                       11.32%
777 COMMERCE BLVD
CARLSTADT  NJ  07072

BISYS FUND SERVICES                                                   11.10%
3435 STELZER RD
ATTN INSTITUTIONAL SERVICES GROUP
COLUMBUS  OH  43219

US TREAS MONEY MKT FD SELECT SHS

FIFTH THIRD BANK                                                      100.00%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

US TREAS MONEY MKT FD TR SHS

FIFTH THIRD BANK                                                      97.96%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263

US TREASURY MONEY MKT FUND INST CLASS

FIFTH THIRD BANK                                                      94.42%
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS


Each of the Trust, Fifth Third Asset Management, Inc., Morgan Stanley Investment Management Inc., Fort Washington Investment Management, Inc. and BISYS Fund Services has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures

The Advisor has engaged Institutional Shareholders Service (ISS) to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.

With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.

Information Regarding Proxy Votes

You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended July 31 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or the Funds' Web site at www.53.com.


DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information. The Procedures may be modified at any time with Board approval and, to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

The Funds makes their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com. The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent week's end. This information is posted on the Funds' website on the Tuesday following each week's end, and remains accessible on the website until the next week's information is posted. The posted schedules include the following information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant week's end: (1) CUSIP number; (2) the name of the issuer; (3) number of shares or aggregate par value held; and (4) traded market value. In addition, the Fund's portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Fund's Form N-CSRs (with respect to each annual period and semi-annual period) and Form N-Qs (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to unaffiliated third parties prior to posting on the website.

Disclosure of the Funds' portfolio holdings information that is not publicly available ("Confidential Portfolio Information") may be made to the Advisor, Morgan Stanley or Fort Washington, as applicable, the Funds' accountant, or each of the Funds' custodian. In addition, to the extent permitted under applicable law, the Advisor, Morgan Stanley or Fort Washington, as applicable, may distribute (or authorize each of the Funds' custodian to distribute) Confidential Portfolio Information more frequently than provided above, or in advance of the website posting, to each of the Funds' service providers ("Service Providers") who require access to such information in order to fulfill their contractual duties with respect to each Fund (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) and to facilitate the review of such Fund by certain mutual fund analysts and rating agencies (such as Morningstar and Lipper Analytical Services) ("Rating Agencies"); provided that such disclosure is limited to the information that the Advisor, Morgan Stanley or Fort Washington, as applicable, believes is reasonably necessary in connection with the services to be provided. The Service Providers and Rating Agencies may not provide portfolio holdings information to their subscribers in advance of the public dissemination dates described above.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Advisor's Chief Compliance Officer or persons designated by the Advisor's Chief Compliance Officer (the "Authorizing Persons") must determine that, under the circumstances, such disclosure is in or not opposed to the best interests of each Fund's shareholders. In addition, the recipients of Confidential Portfolio Information must be subject to a written confidentiality agreement, which shall contain, at minimum, provisions specifying that (1) a Fund's Confidential Portfolio Information is the confidential property of that Fund and may not be used for any purpose except in connection with the provision of services to that Fund and, in particular, that such information may not be traded upon; (2) except to the extent contemplated by the Procedures, the recipient of non-public portfolio holdings information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Advisor, Morgan Stanley or Fort Washington, as applicable, the recipient shall promptly return or destroy the confidential information.

Except as otherwise permitted by the Procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration. A list of all persons who receive Confidential Portfolio Information will be available upon request to the Trust's Chief Compliance Officer ("CCO"). The Authorizing Persons are required to ensure that the Advisor, Morgan Stanley or Fort Washington, as applicable, complies fully with the requirements of the Procedures, and the Advisor, Morgan Stanley or Fort Washington, as applicable, will provide a list of its Authorizing Persons to the CCO upon request.

The frequency with which the Confidential Portfolio Information will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefor.

The Fund has ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers, each of which is subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information:

Name of Vendor        Type of Service                  Frequency                                  Lag time

-----------------------------------------------------------------------------------------------------------
DDM Marketing and     marketing and             weekly and                                         one day
Communications        communications            quarterly
Standard & Poor's     ratings agency            weekly                                            two days
-----------------------------------------------------------------------------------------------------------

Exceptions to the Procedures may only be made if approved in writing by the CCO as being in or not opposed to the best interests of the respective Fund, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

The Advisor, Morgan Stanley or Fort Washington, as applicable, shall have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Advisor, Morgan Stanley or Fort Washington, as applicable, must maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information. The CCO is responsible for initially reviewing the Advisor's, Morgan Stanley's and Fort Washington's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and/or processes are reasonably designed to comply with the Procedures. The CCO shall confirm at least annually that the Advisor's, Morgan Stanley's or Fort Washington's policies, procedures and/or processes are reasonably designed to comply with the Procedures.

If the CCO determines that the Advisor's, Morgan Stanley's and/or Fort Washington's policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Advisor, Morgan Stanley and/or Fort Washington of such deficiency and request that the Advisor and/or Morgan Stanley indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.


                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISOR TO THE TRUST


Fifth Third Asset Management, Inc. ("FTAM") serves as investment advisor to all Funds. It provides investment advisory services through its Trust and Investment Division. Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bankcorp. Morgan Stanley serves as investment subadvisor to the International Equity Fund. Fort Washington serves as investment subadvisor to the High Yield Bond Fund.

No advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Because of the internal controls maintained by Fifth Third Asset Management, Inc. to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management, Inc.'s or any affiliate's lending relationship with an issuer.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT.


The investment advisory agreement (the "Agreement") with Fifth Third Asset Management, Inc. was formally considered by the Board of Trustees at a meeting held on __________________, which included detailed discussions held outside the presence of fund management and the Advisor's personnel. In conducting its review, the Board of Trustees was advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Funds under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Funds' expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management, Inc. with respect to the portfolios of the Trust. In analyzing these factors, the Board reviewed and considered detailed expense comparison information drawn from a data base provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses of each portfolio to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.


As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management, Inc. has soft dollar arrangements by which brokers provide research and other services to Fifth Third Asset Management, Inc. in return for allocating brokerage commissions to such brokers. In addition to these arrangements, the Board also considered the costs and benefits to affiliates of Fifth Third Asset Management, Inc. such as costs and benefits associated with the Bank's duties as custodian to the Trust. Also considered was the business reputation and financial resources of Fifth Third Asset Management, Inc. and its ultimate corporate parent, Fifth Third Bancorp.

Based on its review, the Board of Trustees approved the Agreement and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Under the terms of each of the expense limitation agreements, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the applicable 13-, 20-, 25-, 26- or 40-month period, respectively, in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.

ADVISORY FEES


For advisory services, the Advisor receives annual investment advisory fees as described in the Prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2005, July 31, 2004, and July 31, 2003 (amounts in thousands):

             FUND NAME            YEAR ENDED         AMOUNT        YEAR ENDED           AMOUNT         YEAR ENDED        AMOUNT
                                JULY 31, 2005      WAIVED-2005    JULY 31, 2004      WAIVED-2004      JULY 31, 2003    WAIVED- 2003

Small Cap Growth Fund                                                    $2,397               --             $2,948              --
Mid Cap Growth Fund                                                       3,295               --              2,479              --
Quality Growth Fund                                                       9,282               --              7,062              --
Large Cap Core Fund                                                       1,037               --              2,440              --
Equity Index Fund                                                         1,745             $953              1,752            $292
Balanced Fund                                                             1,946               --              2,200              --
Micro Cap Value Fund                                                      2,375               --                968              --
Small Cap Value Fund                                                        801               --             150(*)              --
Multi Cap Value Fund                                                      3,067               --              1,661              --
Disciplined Value Fund                                                    4,062               --              1,847              --
LifeModel Aggressive Fund                                                   115               92                 27              22
LifeModel Moderately Aggressive Fund                                        259              208                 64              51
LifeModel Moderate Fund                                                     393              315                 70              56
LifeModel Moderately Conservative Fund                                      137              110                 44              35
LifeModel Conservative Fund                                                  71               57                 27              21
Strategic Income Fund                                                     1,703               --                856              --
Dividend Growth Fund                                                        174               --                191              --
Technology Fund                                                             536               --                268              --
International Equity Fund                                                 3,380               --              1,515              --
Bond Fund                                                                 1,933               --              2,291              --
Intermediate Bond Fund                                                    4,298               --              4,567              --
Short Term Bond Fund                                                      2,498               --              2,196              --
U.S. Government Bond Fund                                                   458               92                397              79
Municipal Bond Fund                                                         402               --                512              --
Intermediate Municipal Bond Fund                                          1,613               --              1,844              --
Ohio Municipal Bond Fund                                                    968               --              1,076              --
Michigan Municipal Bond Fund                                                583               --                535              --
Prime Money Market Fund                                                   6,937               --              8,545              --
Institutional Money Market Fund                                           3,680            2,759              2,277           1,707
Institutional Government MM Fund                                          2,322            1,535              2,258             847
Government Money Market Fund                                              1,547               15              1,829              --
U.S. Treasury Money Market Fund                                           6,899            4,666              5,582           2,093
Michigan Municipal Money Market Fund                                        867               --              1,005              --
Municipal Money Market Fund                                               1,093              602              1,313             919


* Reflects period from April 1, 2003 (date of Commencement of operations) to July 31, 2003.


The Advisor received no investment advisory fees on behalf of the Ohio Tax-Exempt Money Market Fund for the fiscal year ended July 31, 2005 as it had not commenced operations.

The investment advisory fees of the High Yield Bond Fund and Ohio Tax Exempt Money Market Fund, as a percentage of net assets, are as follows:

     Fifth Third High Yield Bond Fund                         ___%
     Fifth Third Ohio Tax Exempt Money Market Fund            0.40%

SUB-ADVISORS

INTERNATIONAL EQUITY FUND


Morgan Stanley is the sub-advisor to the International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Asset Management, Inc. and Morgan Stanley.


APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT - INTERNATIONAL EQUITY FUND.

The investment sub-advisory agreement with Morgan Stanley was formally considered by the Board of Trustees at a meeting held on __________________, which included detailed discussions. In conducting its review, the Board of Trustees was advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Fund under the investment sub-advisory agreement, including the sub-advisor's investment philosophy, process and history, as well as diversification of risk limitations and techniques, (2) the Fund's investment performance and expenses under the investment sub-advisory agreement, (3) information comparing the Fund's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the fees of the sub-advisor with respect to the Fund. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of the Fund to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals. Also considered was the business reputation and financial resources of the sub-advisor.


Based on its review, the Board of Trustees approved the investment sub-advisory agreement and determined the compensation payable under the agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of the sub-advisor's services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.


HIGH YIELD BOND FUND

Fort Washington is the sub-advisor to the High Yield Bond Fund under the terms of a Sub-advisory Agreement between Fifth Third Asset Management, Inc. and Fort Washington.

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT - HIGH YIELD BOND FUND.

The investment sub-advisory agreement with Fort Washington was formally considered by the Board of Trustees at a meeting held on __________________, which included detailed discussions. In conducting its review, the Board of Trustees was advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Fund under the investment sub-advisory agreement, including the sub-advisor's investment philosophy, process and history, as well as diversification of risk limitations and techniques, (2) the Fund's expected investment performance and expenses under the investment sub-advisory agreement,
(3) information comparing the Fund's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the fees of the sub-advisor with respect to the Fund. The Board reviewed staffing information including the recruiting and retainment of qualified professionals. Also considered was the business reputation and financial resources of the sub-advisor.

Based on its review, the Board of Trustees approved the investment sub-advisory agreement and determined the compensation payable under the agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of the sub-advisor's services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.


SUB-ADVISORY FEES


For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor as described in the prospectus. For the years ended July 31, 2005, July 31, 2004, and July 31, 2003, Morgan Stanley earned fees from the International Equity Fund of $________, $1,287,748 and $681,603, respectively.

For its sub-advisory services, Fort Washington receives an annual sub-advisory fee paid by the Advisor as described in the prospectus. Fort Washington received no fees from the High Yield Bond Fund for the year ended July 31, 2005.

For its sub-advisory services from April 1, 2003 until April 30, 2004, Chartwell Investment Partners ("Chartwell")* received an annual sub-advisory fee paid by the Advisor as described in the prospectus. For the periods from August 1, 2003 through April 30, 2004 and from April 1, 2003 (commencement of operations) through July 31, 2003, Chartwell earned fees from the Small Cap Value Fund of $223,848 and $61,903, respectively.

* Chartwell was the sub-advisor to the Small Cap Value Fund from April 1, 2003 until April 30, 2004. At a meeting of the Fifth Third Funds Board of Trustees (the "Board") on March 24, 2004, the Board determined not to continue the sub-advisory agreement with Chartwell with respect to the Small Cap Value Fund and to allow such sub-advisory agreement to automatically terminate on April 30, 2004.



ADMINISTRATIVE SERVICES


Fifth Third Bank provides administrative personnel and services to the Funds for the fees set forth in the prospectuses. BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of each Fund, for which it receives compensation from Fifth Third Bank. The following shows all fees earned by Fifth Third Bank for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2005, July 31, 2004, and July 31, 2003 (amounts in thousands):

                                 YEAR ENDED         AMOUNT          YEAR ENDED         AMOUNT          YEAR ENDED         AMOUNT
          FUND NAME             JULY 31, 2005     WAIVED--2005    JULY 31, 2004     WAIVED--2004      JULY 31, 2003    WAIVED--2003
Small Cap Growth Fund                                                      $593               --               $730              --
Mid Cap Growth Fund                                                         713               --                537              --
Quality Growth Fund                                                       2,008               --              1,531              --
Large Cap Core Fund                                                         256               --                604              --
Equity Index Fund                                                         1,007             $378              1,012            $380
Balanced Fund                                                               421               --                477              52
Micro Cap Value Fund                                                        411               --                168              --
Small Cap Value Fund                                                        154               --              29(*)              --
Multi Cap Value Fund                                                        531               --                288              --
Disciplined Value Fund                                                      879               --                400              47
LifeModel Aggressive Fund                                                   133               --                 41              --
LifeModel Moderately Aggressive Fund                                        299               --                 79              --
LifeModel Moderate Fund                                                     454               --                 85              --
LifeModel Moderately Conservative Fund                                      158               --                 57              --
LifeModel Conservative Fund                                                  82               --                 37              --
Strategic Income Fund                                                       295               --                148              --
Dividend Growth Fund                                                         38               --                 41              --
Technology Fund                                                              93               --                 47              --
International Equity Fund                                                   585               --                263              --
High Yield Bond Fund Bond Fund                                              558              129                662             153
Intermediate Bond Fund                                                    1,353               78              1,440              83
Short Term Bond Fund                                                        865               --                762              --
U.S. Government Bond Fund                                                   144               32                125              79
Municipal Bond Fund                                                         127               --                161              --
Intermediate Municipal Bond                                                 508               73                581              84

   Fund

Ohio Municipal Bond Fund                                                    305              141                339             156
Michigan Municipal Bond Fund                                                224               --                206              --
Prime Money Market Fund                                                   3,002            1,387              3,704           1,709
Institutional Money Market Fund                                           1,592              644                987             398
Institutional Government MM Fund                                          1,005              261                979             254
Government Money Market Fund                                                669              173                793             222
U.S. Treasury Money Market Fund                                           2,985            1,725              2,419           1,395
Michigan Municipal Money  Market Fund                                       375              141                436             163
Municipal Money Market Fund                                                 378               90                455              40
Ohio Tax-Exempt Money Market Fund^                                          N/A              N/A                N/A             N/A

* Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund for the fiscal year ended July 31, 2005 as it had not commenced operations.


CUSTODY OF FUND ASSETS


Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the fiscal years ended July 31, 2005, July 31, 2004 and July 31, 2005, those fees were approximately $__________, $1,380,002 and $1,327,844, respectively.


TRANSFER AND DIVIDEND DISBURSING AGENT AND SUB-ACCOUNTANT


As of October 1, 2004 Bisys Fund Services Ohio, Inc. serves as transfer and dividend disbursing agent and sub-accountant for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Bisys Fund Services Ohio, Inc. also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. Prior to Bisys Fund Services Ohio, Inc., the transfer agent and dividend disbursing agent for the Funds was Fifth Third Bank. The following shows all fees earned by Fifth Third Bank (prior to October 1, 2004) and Bisys Fund Services Ohio, Inc. (after October 1, 2004) for providing transfer agency and dividend disbursing agency services for the years ended July 31, 2005, July 31, 2004 and July 31, 2003, respectively (amounts in thousands):

                                                        YEAR ENDED                    YEAR ENDED        YEAR ENDED
FUND NAME                                             JULY 31, 2005                 JULY 31, 2004     JULY 31, 2003
                                     Bisys Fund Services
                                     Ohio, Inc.         Fifth Third Bank
Small Cap Growth Fund                                                                       $136              $134
Mid Cap Growth Fund                                                                          163               141
Quality Growth Fund                                                                          439               427
Large Cap Core Fund                                                                           78               111
Equity Index Fund                                                                            218               186
Balanced Fund                                                                                130               145
Micro Cap Value Fund                                                                         137                86
Small Cap Value Fund                                                                          82             13(*)
Multi Cap Value Fund                                                                         141               123
Disciplined Value Fund                                                                       160                93
LifeModel Aggressive Fund                                                                     55                29

LifeModel Moderately Aggressive Fund                                                          92                39
LifeModel Moderate Fund                                                                      108                40
LifeModel Moderately Conservative Fund                                                        56                34
LifeModel Conservative Fund                                                                   44                30
Strategic Income Fund                                                                         85                49
Dividend Growth Fund                                                                          43                43
Technology Fund                                                                               58                46
International Equity Fund                                                                    126                58
High Yield Bond Fund
Bond Fund                                                                                    121               132
Intermediate Bond Fund                                                                       232               237
Short Term Bond Fund                                                                         147               115
U.S. Government Bond Fund                                                                     43                34
Municipal Bond Fund                                                                           52                47
Intermediate Municipal Bond Fund                                                              97                94
Ohio Municipal Bond Fund                                                                      71                72
Michigan Municipal Bond Fund                                                                  59                45
Prime Money Market Fund                                                                      463               561
Institutional Money Market Fund                                                              250               138
Institutional Government MM Fund                                                             168               132
Government Money Market Fund                                                                 113               134
U.S. Treasury Money Market Fund                                                              453               346
Michigan Municipal Money Market Fund                                                          63                63
Municipal Money Market Fund                                                                   86                77
Ohio Tax-Exempt Money Market Fund^                                                           N/A               N/A

* Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.
^       No fees were paid on behalf of the Ohio Tax-Exempt Money Market
        Fund for the fiscal year ended July 31, 2005 as it had not commenced operations.


ADDITIONAL SERVICES


Effective October 1, 2004, Fifth Third Asset Management, Inc. serves as services agent for the Funds. Fifth Third Asset Management, Inc. assists BISYS Fund Services Ohio, Inc. with transfer agency-related services. Fifth Third Asset Management, Inc. receives a fee from BISYS Fund Services Ohio, Inc. at an annual rate of 0.05% of the average daily net assets of the Funds. Fifth Third Asset Management, Inc. received no fees under the Services Agreement during the last fiscal year.


FUND ACCOUNTING


Fifth Third Bank serves as fund accountant for the Funds. BISYS Fund Services Ohio, Inc. serves as the sub-fund accountant for the Funds. The fee paid to the fund accountant is based upon the size of the assets of the funds. The following shows all fund accounting fees paid by the funds for the years ended July 31, 2005, July 31, 2004 and July 31, 2003.

FUND NAME                                                         2005                 2004                  2003

Small Cap Growth Fund                                                                  $121                  $139
Mid Cap Growth Fund                                                                     130                   106

Quality Growth Fund                                                                     244                   212
Large Cap Core Fund                                                                      71                   116
Equity Index Fund                                                                       201                   187
Balanced Fund                                                                           103                   107
Micro Cap Value Fund                                                                     94                    84
Small Cap Value Fund                                                                    107                   23*
Multi Cap Value Fund                                                                    107                    86
Disciplined Value Fund                                                                  136                    82
LifeModel Aggressive Fund                                                                48                    60
LifeModel Moderately Aggressive Fund                                                     54                    60
LifeModel Moderate Fund                                                                  72                    60
LifeModel Moderately Conservative Fund                                                   47                    60
LifeModel Conservative Fund                                                              46                    60
Strategic Income Fund                                                                    73                    56
Dividend Growth Fund                                                                     62                    59
Technology Fund                                                                          72                    68
International Equity Fund                                                               212                   143
High Yield Bond Fund
Bond Fund                                                                               121                   136
Intermediate Bond Fund                                                                  199                   208
Short Term Bond Fund                                                                    138                   116
U.S. Government Bond Fund                                                                55                    50
Municipal Bond Fund                                                                      77                    81
Intermediate Municipal Bond Fund                                                        112                   127
Ohio Municipal Bond Fund                                                                 78                    80
Michigan Municipal Bond Fund                                                             79                    77
Prime Money Market Fund                                                                 309                   372
Institutional Money Market Fund                                                         203                   118
Institutional Government MM Fund                                                        148                   119
Government Money Market Fund                                                             93                   109
U.S. Treasury Money Market Fund                                                         293                   232
Michigan Municipal Money Market Fund                                                     61                    73
Municipal Money Market Fund                                                              87                    75
Ohio Tax-Exempt Money Market Fund^                                                      N/A                   N/A

* Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.
^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund for the fiscal year ended July 31, 2005 as it had not commenced operations.


LEGAL COUNSEL

Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900 Washington, D.C. 20005 is counsel to the Funds.

                          PORTFOLIO MANAGER INFORMATION

The portfolio managers identified under "Fund Management - Portfolio Managers" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set below.

-------------------------------- -------------------------------------------------------------------------------------
                                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                                 AS OF JULY 31, 2005
-------------------------------- -------------------------------------------------------------------------------------
       PORTFOLIO MANAGER         OTHER REGISTERED INVESTMENT         OTHER POOLED               OTHER ACCOUNTS
                                          COMPANIES               INVESTMENT VEHICLES
-------------------------------- ----------------------------- -------------------------- ----------------------------
John E. Augustine                Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
James M. Bernard                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Scott A. Billeadeau              Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
John L. Cassady III              Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Steven E. Folker                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Martin E. Hargrave               Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Michael M. Hays                  Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
John P. Hoeting                  Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Eric J. Holmes                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
James R. Kirk                    Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Peter M. Klein                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mark Koenig                      Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Peter Kwiatkowski                Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Michael J. Martin                Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mary Jane Matts                  Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mirko M. Mikelic                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Daniel O'Neill                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Daniel C. Popowics               Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Sarah M. Quirk                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------

-------------------------------- -------------------------------------------------------------------------------------
                                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                                 AS OF JULY 31, 2005
-------------------------------- -------------------------------------------------------------------------------------
       PORTFOLIO MANAGER         OTHER REGISTERED INVESTMENT         OTHER POOLED               OTHER ACCOUNTS
                                          COMPANIES               INVESTMENT VEHICLES
-------------------------------- -------------------------------------------------------------------------------------
Sunil M. Ready                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Christian L. Rieddle             Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
James E. Russell                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
John B. Schmitz                  Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mitchell L. Stapley              Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Ann D. Thivierge                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Jill A. Thompson                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Michael P. Wayton                Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Brendan M. White                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
E. Keith Wirtz                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
David L. Withrow                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------

As of July 31, 2005, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.


-------------------------------- -------------------------------------------------------------------------------------
                                                           PERFORMANCE BASED ADVISORY FEES
                                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                                 AS OF JULY 31, 2005
-------------------------------- -------------------------------------------------------------------------------------

       PORTFOLIO MANAGER         OTHER REGISTERED INVESTMENT         OTHER POOLED               OTHER ACCOUNTS
                                          COMPANIES               INVESTMENT VEHICLES
-------------------------------- ----------------------------- -------------------------- ----------------------------
John E. Augustine                Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
James M. Bernard                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Scott A. Billeadeau              Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
John L. Cassady III              Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Steven E. Folker                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Martin E. Hargrave               Number:                       Number:                    Number:
-------------------------------- ----------------------------- -------------------------- ----------------------------

-------------------------------- -------------------------------------------------------------------------------------
                                                           PERFORMANCE BASED ADVISORY FEES
                                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                                 AS OF JULY 31, 2005
-------------------------------- -------------------------------------------------------------------------------------

       PORTFOLIO MANAGER         OTHER REGISTERED INVESTMENT         OTHER POOLED               OTHER ACCOUNTS
                                          COMPANIES               INVESTMENT VEHICLES
-------------------------------- ----------------------------- -------------------------- ----------------------------
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Michael M. Hays                  Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
John P. Hoeting                  Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Eric J. Holmes                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
James R. Kirk                    Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Peter M. Klein                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mark Koenig                      Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Peter Kwiatkowski                Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Michael J. Martin                Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mary Jane Matts                  Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mirko M. Mikelic                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Daniel O'Neill                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Daniel C. Popowics               Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Sarah M. Quirk                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Sunil M. Ready                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Christian L. Rieddle             Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
James E. Russell                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
John B. Schmitz                  Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mitchell L. Stapley              Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Ann D. Thivierge                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Jill A. Thompson                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------

-------------------------------- -------------------------------------------------------------------------------------
                                                           PERFORMANCE BASED ADVISORY FEES
                                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                                 AS OF JULY 31, 2005
-------------------------------- -------------------------------------------------------------------------------------

       PORTFOLIO MANAGER         OTHER REGISTERED INVESTMENT         OTHER POOLED               OTHER ACCOUNTS
                                          COMPANIES               INVESTMENT VEHICLES
-------------------------------- ----------------------------- -------------------------- ----------------------------
Michael P. Wayton                Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
Brendan M. White                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
E. Keith Wirtz                   Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------
David L. Withrow                 Number:                       Number:                    Number:
                                 Assets:  $                    Assets:  $                 Assets:  $
-------------------------------- ----------------------------- -------------------------- ----------------------------

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund's trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

Investment Opportunities A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. Fifth Third Asset Management, Inc. has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Portfolio Manager Compensation

Fifth Third Asset Management, Inc. ("FTAM") offers investment professionals a compensation plan which includes three distinct elements: base compensation, investment incentive plan (variable comp), and long-term non-cash incentives (stock/option grants). The majority of the total cash compensation is derived by the investment incentive plan, which could ultimately make up more than half of the investment professional's compensation. All elements of the plan are formulated on the subjective components of being benchmark oriented and a 2/3rd measure of the 3-year result and on a 1/3rd measure for the 1-year result. The non-cash incentives are particularly focused on key investment professionals. Long-term non-cash incentives are used as a retention/discriminatory tool and based on the dynamics for potential wealth creation and vesting parameters facilitates long-term commitment from key investment professionals.

FTAM's compensation structure compares favorably to other firms in the industry. The mixture of base compensation, investment incentive plan and long-term non-cash incentives, allows FTAM to attract the most talented and experienced investment professionals.

Securities Ownership

The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers as of July 31, 2005:

--------------------------------------- ----------------------------------------------------------------------
      NAME OF PORTFOLIO MANAGER                    DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
      -------------------------                    ----------------------------------------------
--------------------------------------- ----------------------------------------------------------------------
John E. Augustine
--------------------------------------- ----------------------------------------------------------------------
James M. Bernard
--------------------------------------- ----------------------------------------------------------------------
Scott A. Billeadeau
--------------------------------------- ----------------------------------------------------------------------
John L. Cassady III
--------------------------------------- ----------------------------------------------------------------------
Steven E. Folker
--------------------------------------- ----------------------------------------------------------------------
Martin E. Hargrave
--------------------------------------- ----------------------------------------------------------------------
Michael M. Hays
--------------------------------------- ----------------------------------------------------------------------
John P. Hoeting
--------------------------------------- ----------------------------------------------------------------------
Eric J. Holmes
--------------------------------------- ----------------------------------------------------------------------
James R. Kirk
--------------------------------------- ----------------------------------------------------------------------
Peter M. Klein
--------------------------------------- ----------------------------------------------------------------------
Mark Koenig
--------------------------------------- ----------------------------------------------------------------------
Peter Kwiatkowski
--------------------------------------- ----------------------------------------------------------------------
Michael J. Martin
--------------------------------------- ----------------------------------------------------------------------
Mary Jane Matts
--------------------------------------- ----------------------------------------------------------------------
Mirko M. Mikelic
--------------------------------------- ----------------------------------------------------------------------
Daniel O'Neill
--------------------------------------- ----------------------------------------------------------------------
Daniel C. Popowics
--------------------------------------- ----------------------------------------------------------------------
Sarah M. Quirk
--------------------------------------- ----------------------------------------------------------------------
Sunil M. Ready
--------------------------------------- ----------------------------------------------------------------------
Christian L. Rieddle
--------------------------------------- ----------------------------------------------------------------------
James E. Russell
--------------------------------------- ----------------------------------------------------------------------
John B. Schmitz
--------------------------------------- ----------------------------------------------------------------------
Mitchell L. Stapley
--------------------------------------- ----------------------------------------------------------------------
Ann D. Thivierge
--------------------------------------- ----------------------------------------------------------------------
Jill A. Thompson
--------------------------------------- ----------------------------------------------------------------------
Michael P. Wayton
--------------------------------------- ----------------------------------------------------------------------
E. Keith Wirtz
--------------------------------------- ----------------------------------------------------------------------
David L. Withrow
--------------------------------------- ----------------------------------------------------------------------

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor and Morgan Stanley look for prompt execution of the order at a favorable price. In working with dealers, the Advisor and Morgan Stanley will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor and Morgan Stanley make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor and Morgan Stanley may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor and Morgan Stanley and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor and Morgan Stanley and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


For the fiscal years ended July 31, 2005, July 31, 2004 and July 31, 2003, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:

                                   BROKERAGE                      BROKERAGE                      BROKERAGE
                                 COMMISSIONS IN                COMMISSIONS IN                 COMMISSIONS IN
                                  EXCHANGE FOR      TOTAL        EXCHANGE FOR      TOTAL       EXCHANGE FOR        TOTAL
                                 BROKERAGE AND     BROKERAGE    BROKERAGE AND     BROKERAGE    BROKERAGE AND     BROKERAGE
                                    RESEARCH      COMMISSIONS      RESEARCH      COMMISSIONS      RESEARCH      COMMISSIONS
                                 SERVICES JULY   PAID JULY 31,  SERVICES JULY   PAID JULY 31,     SERVICES      PAID JULY 31,
                                    31, 2005         2005          31, 2004         2004       JULY 31, 2003       2003
Small Cap Growth Fund                                            $1,752,754      $1,815,359     $1,459,578      $1,688,210
Mid Cap Growth Fund                                               1,017,498       1,031,392        331,396         449,403
Quality Growth Fund                                               1,325,283       1,407,900        447,708         602,948
Large Cap Core Fund                                                 447,596         488,816        407,146         671,603
Equity Index Fund                                                    99,446         129,337         52,370         124,667
Balanced Fund                                                       367,418         373,944        317,393         411,162
Micro Cap Value Fund                                                639,613         633,553        374,688         380,552
Small Cap Value Fund                                                681,155       1,006,948         58,700(*)      274,309(*)
Multi Cap Value Fund                                                275,085         273,055        180,613         355,078
Disciplined Value Fund                                              549,855         602,783        741,017       1,105,453
Strategic Income Fund                                               129,016         137,309         63,055         199,719
Dividend Growth Fund                                                 49,379          58,013             --          55,734
Technology Fund                                                     749,261         803,903        355,751         679,273
International Equity Fund                                            69,130         226,146         94,407         107,394

* Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.


Research services provided by brokers may be used by the Advisor and Morgan Stanley in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor and Morgan Stanley or their affiliates might otherwise have paid, it would tend to reduce their expenses. Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor and Morgan Stanley in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and Morgan Stanley and does not reduce the advisory fees payable to the Advisor or Morgan Stanley. Such information may be useful to the Advisor or Morgan Stanley in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor or Morgan Stanley in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor and Morgan Stanley, the Advisor and Morgan Stanley may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor and Morgan Stanley are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor and Morgan Stanley to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


During the fiscal year ended July 31, 2005, the Funds acquired securities of certain of the Funds' regular brokers or dealers or their parents. The aggregate holdings of the Funds of those brokers or dealers as of July 31, 2005 were as follows:

(Amount in thousands)

BROKER/DEALER                       FUND                             PRINCIPAL/SHARES             MARKET VALUE
-------------                       ----                             ----------------             ------------

                                PURCHASING SHARES


Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares of the Funds is explained in the Prospectus for such Fund and Class under "Investing in the Funds."


ADMINISTRATIVE SERVICES AGREEMENT

With respect to Select Shares, Preferred Shares and Trust Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of non 12b-1 fees to Fifth Third Funds Distributors, Inc. (the "Distributor") to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts: Select Shares - up to 0.08%, Preferred Shares -up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

DISTRIBUTION PLAN


Fifth Third Funds Distributors, Inc. serves as the Funds' distributor and has a principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219. With respect to Advisor Shares, Class A Shares, Class B Shares and Class C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.


The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.


Pursuant to the Plan, with respect to Advisor Shares, the Funds which offer Advisor Shares are authorized to compensate the Distributor at the annual rate of up to 0.50% of the average aggregate net asset value of the Advisor shares of each applicable Fund, held during the month.

Pursuant to the Plan, with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the Distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month.

Pursuant to the Plan, with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the Distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month.

Pursuant to the Plan, with respect to Class C Shares, the Funds are authorized to compensate the Distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month.

With respect to Class C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees of up to 0.25% to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended July 31, 2005, July 31, 2004 and July 31, 2003, the Funds paid $________, $281,307 and $147,433, respectively, to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Class C Shares of the Funds.

With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

A shareholder's Class B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Class B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A Shares than the shares so converted.

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the distributor may elect to reallow up to the following amounts:

CLASS A SHARES

                                                   International
                                                     Equity Fund          Equity Index Fund      Other Equity Funds
---------------------------------------------------------------------------------------------------------------------
                Purchase Amount                   Load/Sales    Dealer   Load/Sales   Dealer   Load/Sales    Dealer
---------------------------------------------------------------------------------------------------------------------
                                                    Charge   Reallowance   Charge   Reallowance  Charge   Reallowance
---------------------------------------------------------------------------------------------------------------------
Less than $50,000                                    5.00%       4.50%      5.00%      4.50%      5.00%       4.50%
---------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                       4.50%       4.00%      4.50%      4.00%      4.50%       4.00%
---------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                      3.50%       3.00%      3.50%      3.00%      3.50%       3.00%
---------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                      2.50%       2.10%      2.50%      2.10%      2.50%       2.10%
---------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                    2.00%       1.70%      2.00%      1.70%      2.00%       1.70%
---------------------------------------------------------------------------------------------------------------------
$1,000,000but less than $5,000,000*                  0.00%       0.75%      0.00%      0.05%      0.00%       1.00%
---------------------------------------------------------------------------------------------------------------------
$5,000,000 but less than $25,000,000*                0.00%       0.50%      0.00%      0.04%      0.00%       0.75%
---------------------------------------------------------------------------------------------------------------------
$25,000,000 or more*                                 0.00%       0.25%      0.00%      0.03%      0.00%       0.50%
---------------------------------------------------------------------------------------------------------------------

                                                                         Selected Bond Funds+    Other Bond Funds
--------------------------------------------------------------------------------------------------------------------
                Purchase Amount                                         Load/Sales   Dealer   Load/Sales    Dealer
--------------------------------------------------------------------------------------------------------------------
                                                                          Charge   Reallowance  Charge   Reallowance
--------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                           3.50%      3.00%      4.75%       4.25%
--------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                                              3.00%      2.60%      4.50%       3.75%
--------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                             2.50%      2.10%      3.50%       3.00%
--------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                             2.00%      1.70%      2.50%       2.10%
--------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                           1.50%      1.25%      2.00%       1.70%
--------------------------------------------------------------------------------------------------------------------
$1,000,000 but less than $5,000,000*                                        0.00%      0.75%      0.00%       0.75%
--------------------------------------------------------------------------------------------------------------------
$5,000,000 but less than $25,000,000*                                       0.00%      0.50%      0.00%       0.50%
--------------------------------------------------------------------------------------------------------------------
$25,000,000 or more*                                                        0.00%      0.25%      0.00%       0.25%
--------------------------------------------------------------------------------------------------------------------

+ "Selected Bond Funds" includes the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 18 months.

*If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Class A Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):

------------------------------ -------------------------------------------------
            Rate                                    Fund
------------------------------ -------------------------------------------------
Up to 0.25%                    All funds currently making payments under a
                               Class A Shares distribution plan
------------------------------ -------------------------------------------------

CLASS B SHARES

Class B Shares are sold without any initial sales charge. The Distributor pays 4% of the amount invested to dealers who sell Class B Shares. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):

------------------------------ -------------------------------------------------
            Rate                                    Fund
------------------------------ -------------------------------------------------
Up to 0.25%                    All funds currently making payments under a
                               Class B Shares distribution plan
------------------------------ -------------------------------------------------

CLASS C SHARES

Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):

------------------------------ -------------------------------------------------
            Rate                                    Fund
------------------------------ -------------------------------------------------
Up to 0.25% during first 18    All funds currently making payments under a
months after purchase          Class C Shares distribution plan
------------------------------ -------------------------------------------------
Up to 1.00% subsequent to      All funds currently making payments under a
first 18 months after          Class C Shares distribution plan
purchase
------------------------------ -------------------------------------------------


ADVISOR SHARES

                                                      Selected Bond Funds*          Other Advisor Share Funds**
--------------------------------------------------------------------------------------------------------------------
                Purchase Amount                    Load/Sales        Dealer        Load/Sales          Dealer
--------------------------------------------------------------------------------------------------------------------
                                                     Charge        Reallowance       Charge         Reallowance
--------------------------------------------------------------------------------------------------------------------
Less than $50,000                                    2.00%            1.70%           3.25%            2.90%
--------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                       1.50%            1.25%           2.75%            2.40%
--------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                      1.25%            1.00%           2.00%            1.70%
--------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                      1.00%            0.85%           1.25%            1.00%
--------------------------------------------------------------------------------------------------------------------
$500,000 to $999,999                                 0.50%            0.40%           1.00%            0.85%
--------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                               Not Available    Not Available   Not Available    Not Available
--------------------------------------------------------------------------------------------------------------------

* "Selected Bond Funds" includes the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

* "Other Advisor Share Funds" includes the Small Cap Growth Fund, Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Small Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund, LifeModel Moderately Aggressive Fund, LifeModel Moderate Fund, LifeModel Moderately Conservative Fund, LifeModel Conservative Fund, Strategic Income Fund, Dividend Growth Fund, Technology Fund, International Equity Fund, High Yield Bond Fund, Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund.

Advisor Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Advisor Shares for which such dealers are designated the dealer of record):

------------------------------ -------------------------------------------------
            Rate                                     Fund
------------------------------ -------------------------------------------------
Up to 0.50%                    All funds currently making payments under an
                               Advisor Shares distribution plan
------------------------------ -------------------------------------------------


 ADDITIONAL PAYMENTS BY THE DISTRIBUTOR AND/OR THE ADVISOR AND THEIR AFFILIATES

Under certain circumstances the Distributor and/or the Advisor or their affiliates may use their own funds to compensate broker-dealers, financial institutions, and intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. The Distributor and/or Advisor or their affiliates may terminate such payments at any time.

In addition, from time to time, the Distributor and/or the Advisor or their affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Such concessions provided by the Distributor and/or Advisor or their affiliates may include financial assistance in connection with servicing, accounting for and administering Fund shareholders and their accounts, preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer-sponsored events. The Distributor and/or Advisor or their affiliates may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales conferences. Additional concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers. The Distributor and/or Advisor or their affiliates may terminate such payments at any time.

Such additional payments may be based on a percentage of shares sold, an assets under management fee and/or a per account fee, and are sometimes referred to as "revenue sharing."

The Distributor and/or Advisor or their affiliates may pay for marketing and distribution expenses out of their own assets.

TRANSACTION FEE

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               SELLING YOUR SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectuses under "Selling Your Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.


If you purchase $1,000,000 or more of Class A Shares and do not pay a sales charge, and you sell any of these shares within eighteen (18) months of their purchase, you will pay a 1% contingent deferred sales charge on the portion redeemed at the time of redemption. Class B Shares redeemed within six (6) years of purchase and Class C Shares redeemed within one (1) year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.


REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE


VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND ASSET ALLOCATION FUNDS

Except as noted below, investments of the Equity Funds, Bond Funds, and Asset Allocation Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded). Except as noted below, investments of the International Equity Fund in securities the principle market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open-end mutual fund investments will be valued at the most recently calculated net asset value. Closed-end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.


The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.



USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

MONITORING PROCEDURES

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of short-term capital gains over net long-term capital losses), and its net tax-exempt income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of the Funds' investments in loan participations, the issuer may be the financial intermediary or the borrower.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in
(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

ADDITIONAL TAX INFORMATION CONCERNING THE ASSET ALLOCATION FUNDS

An Asset Allocation Fund will not be able to offset gains realized by one Underlying Fund in which such Asset Allocation Fund invests against losses realized by another Underlying Fund in which such Asset Allocation Fund invests. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

Because each Asset Allocation Fund will invest all of its assets in shares of Underlying Funds, its distributable income and gains will normally consist entirely of distributions from Underlying Funds and gains and losses on the disposition of shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, the Asset Allocation Fund will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds) until it disposes of shares of the Underlying Fund. Moreover, even when the Asset Allocation Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Asset Allocation Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Asset Allocation Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Asset Allocation Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Funds.

If an Asset Allocation Fund received dividends from an Underlying Fund that qualifies as a regulated investment company, and the Underlying Fund designated such dividends as "qualified dividend income," then the Asset Allocation Fund is permitted in turn to designate a portion of its distributions as "qualified dividend income" as well, provided the fund meets holding period and other requirements with respect to shares of the Underlying Fund. Dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the



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holding period and other requirements for such treatment are met by both the
Asset Allocation Fund and the Underlying Fund, as well as by the shareholder.

Depending on each Asset Allocation Fund' percentage ownership in an Underlying Fund, before and after a redemption of shares of an Underlying Fund, the Asset Allocation Fund' redemption of shares of such Underlying Fund may cause the Asset Allocation Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where the Asset Allocation Fund holds a significant interest in an Underlying Fund and redeems only a small portion of such interest. It is possible that such a dividend would qualify as "qualified dividend income" and thus be eligible to be taxed at the rates applicable to long-term capital gain; otherwise it would be taxable as ordinary income.. The operation of the "wash sale" rules may also defer losses realized when an Asset Allocation Fund redeems shares of an Underlying Fund at a loss and invests in shares of the same Underlying Fund within 30 days (on either side) of such sale.

Although each Asset Allocation Fund may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Asset Allocation Fund invests, the Asset Allocation Fund will not be able to pass any foreign tax credit borne in respect of foreign securities income earned by an Underlying Fund to their own shareholders (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). Asset Allocation Funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Asset Allocation Funds will not invest in Underlying Funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of an Asset Allocation Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.


DISTRIBUTIONS

Each Fund will distribute at least annually any investment income or realized capital gains. Distributions of any net investment income and net short-term capital gain are generally taxable to shareholders as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, from the sale of investments that the Fund owned for than one year and that are properly designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. For taxable years beginning on or before December 31, 2008, such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in additional Fund shares.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(1) if the



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


dividend is received with respect to any share of stock held for fewer than 61days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that such Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that such Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.


EXEMPT-INTEREST DIVIDENDS

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest a Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and properly designated as an exempt-interest dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


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

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

If a shareholder receives an exempt-interest dividend with respect to any share held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income received by a shareholder.

If a tax exempt Fund make a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income).

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

MUNICIPAL BOND, MUNICIPAL MONEY MARKET, AND TAX-EXEMPT FUNDS

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them.

In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.


Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Asset Allocation Funds do not intend to make this election if it is available.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) or other charge on distributions received from the company or on proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders. However, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." These elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by passive foreign investment companies will not be eligible to be treated as "qualified dividend income."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SELLING SHARES

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends) with lower rates applicable to taxpayers in the 10% and 15% tax brackets. For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket).


Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, all or a portion of any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.


HEDGING

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

DISCOUNT SECURITIES

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

BACKUP WITHHOLDING

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with the special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers with respect to this regard.


TAX SHELTER REPORTING REGULATIONS

Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.


SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

NON-U.S. SHAREHOLDERS


Capital gain dividends will not be subject to withholding of federal income tax. In general, dividends (other than capital gain dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, such Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by such Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by such Fund. These provisions will first apply to a Fund in its taxable year beginning August 1, 2005. The Fund has not determined whether it will make such designations.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Effective for taxable years of RICs beginning after December 31, 2004 and in respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on capital gain dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on August 1, 2005) the capital gain dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.


The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of a Fund's Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in any of the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                              FINANCIAL STATEMENTS


The financial statements and related registered independent public accountant's report for the Funds for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2005 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2005 (File Nos. 33-24848 and 811-05669). Copies of the Annual Reports and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectuses.

                                    APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


BB- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C-The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI-The rating "CI" is reserved for income bonds on which no interest is being paid.

D-Debt rated "D" is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.


NR-NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

                    MOODY'S INVESTORS SERVICE, INC. CORPORATE
                      AND MUNICIPAL BOND RATING DEFINITIONS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


NR-Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB- BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB- BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B- B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C- Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D-Securities have defaulted on some or all of their obligations. 'DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, "DD" indicates potential recovery of 50%-90% of such outstanding, and "D" the lowest recovery potential, i.e. below 50%.


NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

       STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

SP-3-Speculative capacity to pay principal and interest.

          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.


F-3-Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B-Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C-High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D-Default. Denotes actual or imminent payment default.


      STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3-Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


       MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 -Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o    Leading market positions in well-established industries.

o    High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Prime-3-Issuers rated Prime-3 have an acceptable ability for payment of short-term promissory obligations.

PART C

ITEM 23. EXHIBITS

(a) Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (a) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                  ARTICLE III

                               BENEFICIAL INTEREST

         Section 1.  Shares of Beneficial Interest.

                  The Shares of the Trust shall be issued in one or more series as the Trustees may, without Shareholder approval, authorize. The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
         Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

         Section 4.  No Pre-emptive Rights.

         Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

         Section 5.  Establishment and Designation of Series or Class.

Shares of any Series or Class of the Trust shall have the following relative rights and preferences:

                           (a) Assets belonging to Series or Class . All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

                  (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

                  (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

         (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

         (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

         (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

         (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

         (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

         Section 2.  Election of Trustees at Meeting of Shareholders.

         On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV,
Section 5.

         Section 3.  Term of Office of Trustees.

         The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

         Section 7.  Ownership of Assets.

         The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

         Section 1.  Voting Powers.

         Subject to the provisions set forth in Article III, Section 5(d), the shareholders shall have power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII,
Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

         Section 2.  Meetings.

         A Shareholders meeting shall be held as specified in Section 2 of
Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

         Section 3.  Quorum and Required Vote.

         Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1.  Distributions.

                  (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or Class, all upon such terms and conditions as the Trustees may prescribe.

                  (b) The Trustees may distribute in respect of any fiscal year as dividends and as capital gains distributions, respectively, amounts sufficient to enable any Series or Class to qualify as a regulated investment company to avoid any liability for federal income taxes in respect of that year.

                  (c) The decision of the Trustees as to what constitutes income and what constitutes principal shall be final, and except as specifically provided herein the decision of the Trustees as to what expenses and charges of any Series or Class shall be charged against principal and what against the income shall be final. Any income not distributed in any year may be permitted to accumulate and as long as not distributed may be invested from time to time in the same manner as the principal funds of any Series or Class.

                  (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

         Section 2.  Redemptions and Repurchases.

                  (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to
Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

                  (b) The Trust may purchase Shares of a Series or Class by agreement with the owner thereof at a purchase price not exceeding the net asset value per Share (reduced by any redemption charge) determined (1) next after the purchase or contract of purchase is made or (2) at some later time.

                  (c) The Trust may pay the purchase price (reduced by any redemption charge) in whole or in part by a distribution in kind of securities from the portfolio of the relevant Series or Class, taking such securities at the same value employed in determining net asset value, and selecting the securities in such manner as the Trustees may deem fair and equitable.

         Section 5.  Trust's Right to Redeem Shares.

         The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

         Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

         The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

         No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such

Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

         Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

         The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

         Section 3.  Express Exculpatory Clauses and Instruments.

         The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

         Section 3.  Establishment of Record Dates.

         The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

         Section 4.  Termination of Trust.

                           (a) This Trust shall continue without limitation of
time but subject to the provisions of paragraphs (b), (c) and (d) of this
Section 4.

                  (b) The Trustees may, by majority action, with the approval of the holders of more than fifty percent of the outstanding Shares of each Series or Class entitled to vote and voting separately by Series or Class, sell and convey the assets of the Trust or any Series or Class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each Series or Class ratably among the holders of the Shares of that Series or Class then outstanding.

                  (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

                  (d) Upon completion of the distribution of the remaining proceeds of the remaining assets as provided in paragraphs (b) and (c), the Trust or the applicable Series or Class shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder or with respect thereto and the right, title and interest of all parties shall be canceled and discharged.

         Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

         The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

(d)         (i)   Investment Advisory Contract dated November 6, 2003 between the Registrant and Fifth Third Asset Management Inc., including Amended Schedule A, is incorporated by reference to Exhibit (d)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

            (ii) Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. dated April 30, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

(e)         (i)   Amended and Restated Distribution Agreement of the

                  Registrant dated October 29, 2001 as amended and restated on July 1, 2003, including Amended Schedules A, B, C, D and E, is incorporated by reference to Exhibit (e)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

           (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28,
                  1996).

                  (A) Amended Exhibit A to the Administrative Service Agreement dated November 30, 2002 (incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed on or about February 7,
                           2003).

(f)      Not applicable.

(g)         (i)   Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

                  (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
                           1997).

                  (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

            (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                  (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                  (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h)         (i)   (A)      Form of Transfer Agency Agreement including Schedules

                           A, B, C, D and E is incorporated by reference to Exhibit (h)(i)(A) to Registrant's Post- Effective Amendment No. 53 on Form N-1A (filed November 22,
                           2004).

                  (B) Form of Accounting Services Agreement including Schedule A is incorporated by reference to Exhibit
                           (h)(i)(B) to Registrant's Post- Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

                  (C) Form of Amendment to the Sub-Fund Accounting Agreement is incorporated by reference to Exhibit
                           (h)(i)(C) to Registrant's Post- Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

            (ii) Management and Administration Agreement of the Registrant dated October 29, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

                  (A) Amended Schedule A to the Management and Administration Agreement dated November 10, 2003 is incorporated by reference to Exhibit (h)(ii)(A) to Registrant's Post- Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

            (iii) Sub-Administration Agreement, including Schedules A, B, and C, dated October 29, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

            (iv) Sub-Transfer Agency Agreement including Schedules A, B, C, and D (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

            (v) Form of Amended and Restated Shareholder Servicing Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed November 21, 2003).

                  (A) Amended Schedule A to the Shareholder Servicing Plan is incorporated by reference to Exhibit (h)(v)(A) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

            (vi) Form of Compliance Services Agreement including Schedule A is incorporated by reference to Exhibit (h)(v) to Registrant's Post-Effective Amendment No. 53 Form N-1A (filed November 22,
                  2004).

            (vii) Form of Services Agreement is incorporated by reference to
                  Exhibit (h)(viii) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(i)         Opinion of Ropes & Gray LLP is filed herewith.

(j)  (i)    Consent of Ropes & Gray LLP is filed herewith.

(k)         Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(m)     (i)   Amended Rule l2b-1 Plan dated December 1, 1995 and amended
              March 24, 2004, including Exhibits A, B, C, and D, is incorporated by reference to Exhibit (m)(i) to Registrant's
              Post-Effective Amendment No. 53 on Form N-1A (filed November
              22, 2004).

        (ii) Combined Rule 12b-1 Agreement dated September 19, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13,
              2002).

                  (A) Form of Amended Exhibit A to the Combined Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13, 2002).

                  (B) Form of Amended Combined Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed on or about November 21, 2003).

        (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Amended Exhibit A to the Investment B Rule 12b-1 Plan is incorporated by reference to Exhibit (m)(iii)(A) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).


(n) Amended Multiple Class Plan dated March 30, 2005 including Schedule A is incorporated by reference to Exhibit (n) to Registrant's Post-Effective Amendment No. 54 on Form N-1A (filed June 2, 2005).


(p) (i) Amended Code of Ethics for Fifth Third Funds is incorporated by reference to Exhibit (p)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(p) (ii) Amended Code of Ethics for Fifth Third Asset Management Inc. is incorporated by reference to Exhibit (p)(ii) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(p) (iii)Amended Code of Ethics for BISYS Fund Services is incorporated by reference to Exhibit (p)(iii) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(p) (iv) Amended Code of Ethics for Morgan Stanley Investment Management Inc.
         is incorporated by reference to Exhibit (p)(iv) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 25. INDEMNIFICATION

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FIFTH THIRD ASSET MANAGEMENT, INC.


Fifth Third Asset Management ("FTAM") serves as Registrant's investment adviser.

Set forth below are the names and principal businesses of the directors or officers of FTAM who are engaged in any other business, profession, vocation or employment of a substantial nature. In addition to those indicated below, the directors and officers of FTAM are also employees of Fifth Third Bank, the parent company of FTAM.

Fifth Third Asset Management (as of September 12, 2005)

--------------------------------------------------------------------------------
NAME               POSITION WITH FIFTH THIRD ASSET   OTHER SUBSTANTIAL BUSINESS,
                   MANAGEMENT INC                    VOCATION, PROFESSION OR
                                                     EMPLOYMENT
--------------------------------------------------------------------------------
Scott Billeadeau   Portfolio Manager                 Director of Factset
                                                     Research Systems, Inc.

James R. Kirk      Director                          The Astrup Company

MORGAN STANLEY     INVESTMENT MANAGEMENT INC.

Morgan Stanley Investment Management Inc. ("MSIM") serves as the investment sub-adviser to the Fifth Third International Equity Fund.

Set forth below are the names and principal businesses of the directors or officers of MSIM who are engaged in any other business, profession, vocation, or employment of substantial nature.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. as of August 1, 2005

------------------------------------------------------- -----------------------------------------------------
NAME AND POSITION WITH MORGAN STANLEY INVESTMENT        OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
MANAGEMENT INC.*
------------------------------------------------------- -----------------------------------------------------
Mitchell M. Merin                                       President, Chief Operating Officer and Director of
President and Chief Operating Officer                   Morgan Stanley Investment Advisors Inc. and Morgan
                                                        Stanley Services Company Inc.; Chairman and
                                                        Director of Morgan Stanley Distributors
                                                        Inc.; Chairman and Director of Morgan
                                                        Stanley Trust; Director of various Morgan
                                                        Stanley subsidiaries; President of the Morgan
                                                        Stanley Institutional Funds (since July 2003)
                                                        and President of the Morgan Stanley Retail
                                                        Funds (since May 1999); Trustee (since July
                                                        2003) and President (since December 2002) of
                                                        the Van Kampen Closed-End Funds; Trustee (since
                                                        May 1999) and President (since October 2002) of the
                                                        Van Kampen Open-End Funds.
------------------------------------------------------- -----------------------------------------------------
                                       11

------------------------------------------------------- -----------------------------------------------------
Ronald E. Robison                                       Principal Executive Officer of the Funds in the
Managing Director and Chief Global Operations Officer   Fund Complex (since May 2003); Managing Director of
                                                        Morgan Stanley & Co. Incorporated and Morgan
                                                        Stanley; Managing Director, Chief Administrative
                                                        Officer and Director of Morgan Stanley Investment
                                                        Advisors Inc. and Morgan Stanley Services Company
                                                        Inc.; Director of Morgan Stanley Trust; Managing
                                                        Director and Director of Morgan Stanley
                                                        Distributors Inc.; Executive Vice President
                                                        and Principal Executive Officer of the Morgan
                                                        Stanley Institutional Funds (since July 2003)
                                                        and the Morgan Stanley Retail Funds (since
                                                        April 2003); Director of Morgan Stanley SICAV
                                                        (since May 2004); previously President and
                                                        Director of the Retail Funds (March 2001 - July
                                                        2003) and Chief Global Operations Officer of
                                                        Morgan Stanley Investment Management Inc.
------------------------------------------------------- -----------------------------------------------------
Joseph J. McAlinden                                     Managing Director and Chief Investment Officer of
Managing Director and Chief Investment Officer          Morgan Stanley Investment Advisers Inc.; Director
                                                        of Morgan Stanley Trust; Chief Investment Officer
                                                        of the Van-Kampen Funds; Vice President of the
                                                        Morgan Stanley Institutional Funds
                                                        (since July 2003) and the Morgan Stanley
                                                        Retail Funds (since July 1995).
------------------------------------------------------- -----------------------------------------------------
Rajesh K. Gupta                                         Managing Director and Chief Administrative Officer
Managing Director and Chief Administrative Officer -    - Investments of Morgan Stanley Investment Advisers
Investments                                             Inc.
------------------------------------------------------- -----------------------------------------------------
P. Dominic Caldecott                                    Managing Director of Morgan Stanley Investment
Managing Director                                       Advisors Inc. and Morgan Stanley Investment
                                                        Management Limited; Vice President and Investment
                                                        Manager of Morgan Stanley & Co. International.
------------------------------------------------------- -----------------------------------------------------
Barry Fink                                              Managing Director (since December 2000), Secretary
General Counsel and Managing Director                   (since February 1997) and Director (since July
                                                        1998) of Morgan Stanley Investment Advisors Inc.
                                                        and Morgan Stanley Services Company Inc.;
                                                        Assistant Secretary of Morgan Stanley DW Inc.;
                                                        Vice President of the Retail Funds and
                                                        Institutional Funds (since July 2003);
                                                        Managing Director, Secretary and Director
                                                        of Morgan Stanley Distributors Inc.;
                                                        previously Secretary (February 1997 - July
                                                        2003) and General Counsel (February 1997 -
                                                        April 2004) of the Retail Funds; Vice
                                                        President and Assistant General Counsel of
                                                        Morgan Stanley Investment Advisors Inc.
                                                        and Morgan Stanley Services Company Inc.
                                                        (February 1997 - December 2001).
------------------------------------------------------- -----------------------------------------------------
Carsten Otto                                            Executive Director of Morgan Stanley Investment
Executive Director and U.S. Director of Compliance      Advisors Inc.; formerly Assistant Secretary and
                                                        Assistant General Counsel of the Retail Funds.
------------------------------------------------------- -----------------------------------------------------
Alexander C. Frank                                      Global Treasurer of Morgan Stanley.
Managing Director and Treasurer
------------------------------------------------------- -----------------------------------------------------

* The principal business address of MSIM Inc. is 1221 Avenue of the Americas, New York, New York 10020.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Fifth Third Funds Distributor, Inc. formerly known as Kent Funds Distributor, acts as distributor and is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110.


(b)      Directors, officers and partners of Fifth Third Funds Distributor, Inc.

         as of July 21, 2005, were as follows:


                                                                                     POSITIONS
                                                                                     AND
                                                           POSITIONS AND OFFICES     OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS                        WITH UNDERWRITER          WITH FUND
---------------------------------------------------------- ------------------------- ---------
BISYS Fund Services Incorporated                           Sole General Partner      None
3435 Stelzer Road Columbus, Ohio 43219
---------------------------------------------------------- ------------------------- ---------
William J. Tomko                                           President                 None
3435 Stelzer Road Columbus, OH 43219
---------------------------------------------------------- ------------------------- ---------
Edward S. Forman                                           Secretary and Director    None
90 Park Avenue New York, NY 10016
---------------------------------------------------------- ------------------------- ---------
Charles L. Booth                                           Vice President and        None
3435 Stelzer Road Columbus, Ohio 43219                     Assistant Compliance
                                                           Officer
---------------------------------------------------------- ------------------------- ---------
Richard F. Froio                                           Vice President and        None
100 Summer St. 15th Floor, Boston, Massachusetts 02110     Chief Compliance Officer
---------------------------------------------------------- ------------------------- ---------
James L. Fox                                               Director                  None
100 Summer Street, 15th Floor
Boston, MA 02110
---------------------------------------------------------- ------------------------- ---------
Stephen E.  Hoffman                                        Treasurer and Financial   None
3435 Stelzer Road                                          and Operations Principal
Columbus, OH 43219
---------------------------------------------------------- ------------------------- ---------


(c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management Inc. (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Administrator, and Accountant)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Sub-administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Funds Distributor, Inc. (Distributor)
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services Ohio, Inc. (Dividend Disbursing Agent and
   Sub-Fund Accountant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Morgan Stanley Investment Management Inc.
(Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Ropes & Gray LLP
One Metro Center
700 12th Street N.W.
Suite 900
Washington, DC 20005-3948

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 57 under the Securities Act and Post-Effective Amendment No. 56 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia, on the 15th of September, 2005.


                                                    FIFTH THIRD FUNDS

                                                    *BY: /s/ Bryan C. Haft
                                                         ---------------------
                                                    Bryan C. Haft, President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                         TITLE                             DATE


* /s/ Bryan C. Haft               President
 ----------------------           (Principal Executive Officer)    September 15, 2005
Bryan C. Haft

* /s/ Steven D. Pierce            Treasurer (Principal Financial   September 15, 2005
 ---------------------            and Accounting Officer)
Steven D. Pierce

* /s/ Edward Burke Carey          Chairman and Trustee             September 15, 2005
 -----------------------
Edward Burke Carey

* /s/ David J. Durham             Trustee                          September 15, 2005
 --------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.         Trustee                          September 15, 2005
 -----------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont             Trustee                          September 15, 2005
 --------------------
John E. Jaymont

* /s/ David J. Gruber             Trustee                          September 15, 2005
 --------------------
David J. Gruber


*By: /s/ Alyssa Albertelli
     ---------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY

     Bryan C. Haft, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  July 5, 2005


                                                  /s/ Bryan C. Haft
                                                  -----------------
                                                  Bryan C. Haft

                                POWER OF ATTORNEY

         Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2000                        /s/ Edward Burke Carey
                                            ----------------------
                                            Edward Burke Carey

                                POWER OF ATTORNEY

         John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  October 4, 2001


                               /s/ John E. Jaymont
                               -------------------
                               John E. Jaymont

                                POWER OF ATTORNEY

         David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  August 13, 2001


                               /s/ David J. Durham
                               -------------------
                               David J. Durham

                                POWER OF ATTORNEY

         J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  April 9, 2001


                             /s/ J. Joseph Hale, Jr.
                             -----------------------
                             J. Joseph Hale, Jr.

                                POWER OF ATTORNEY

         David J. Gruber, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  November 6, 2003


                               /s/ David J. Gruber
                               -------------------
                               David J. Gruber

                                POWER OF ATTORNEY

         Steven D. Pierce, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 26, 2005

                               /s/ Steven D. Pierce
                               --------------------
                               Steven D. Pierce

                                  EXHIBIT INDEX

Exhibit (i)       Opinion of Ropes & Gray LLP

Exhibit (j)(i)    Consent of Ropes & Gray LLP